UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

(Address of principal executive offices) (Zip code)

Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

Item 1.	Schedule of Investments.

PROFUNDS Bull ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (93.1%)
3M Co. (Miscellaneous Manufacturing)	3,537	$305,455
Abbott Laboratories (Pharmaceuticals)	7,614	415,877
Abercrombie & Fitch Co. - Class A (Retail)	432	34,214
ACE, Ltd.ADR (Insurance)	1,620	98,188
Adobe Systems, Inc.* (Software)	2,889	138,383
Advanced Micro Devices, Inc.* (Semiconductors)	2,700	35,316
Aetna, Inc. (Healthcare - Services)	2,511	141,043
Affiliated Computer Services, Inc. - Class A* (Computers)	486	24,621
AFLAC, Inc. (Insurance)	2,403	150,860
Agilent Technologies, Inc.* (Electronics)	1,917	70,641
Air Products & Chemicals, Inc. (Chemicals)	1,053	103,036
Akamai Technologies, Inc.* (Internet)	810	31,744
Alcoa, Inc. (Mining)	4,347	172,098
Allegheny Energy, Inc.* (Electric)	810	49,135
Allegheny Technologies, Inc. (Iron/Steel)	513	52,413
Allergan, Inc. (Pharmaceuticals)	1,512	102,181
Allied Waste Industries, Inc.* (Environmental Control)	1,431	18,088
Allstate Corp. (Insurance)	2,889	151,384
Alltel Corp. (Telecommunications)	1,728	122,947
Altera Corp. (Semiconductors)	1,755	34,433
Altria Group, Inc. (Agriculture)	10,395	758,107
Amazon.com, Inc.* (Internet)	1,512	134,795
Ambac Financial Group, Inc. (Insurance)	513	18,894
Ameren Corp. (Electric)	1,026	55,466
American Capital Strategies, Ltd. (Investment Companies)	918	39,850
American Electric Power, Inc. (Electric)	1,971	95,022
American Express Co. (Diversified Financial Services)	5,832	355,460
American International Group, Inc. (Insurance)	12,636	797,584
American Standard Cos. (Building Materials)	891	33,208
Ameriprise Financial, Inc. (Diversified Financial Services)	1,161	73,120
AmerisourceBergen Corp. (Pharmaceuticals)	891	41,975
Amgen, Inc.* (Biotechnology)	5,346	310,656
Anadarko Petroleum Corp. (Oil & Gas)	2,295	135,451
Analog Devices, Inc. (Semiconductors)	1,539	51,495
Anheuser-Busch Cos., Inc. (Beverages)	3,699	189,685
AON Corp. (Insurance)	1,431	64,853
Apache Corp. (Oil & Gas)	1,647	170,975
Apartment Investment and Management Co. - Class A (REIT)	486	22,711
Apollo Group, Inc. - Class A* (Commercial Services)	702	55,641
Apple Computer, Inc.* (Computers)	4,293	815,455
Applera Corp. - Applied Biosystems Group (Electronics)	891	33,092
Applied Materials, Inc. (Semiconductors)	6,804	132,134
Archer-Daniels-Midland Co. (Agriculture)	3,186	113,995
Ashland, Inc. (Chemicals)	270	15,854
Assurant, Inc. (Insurance)	486	28,402
AT&T, Inc. (Telecommunications)	30,078	1,256,960
Autodesk, Inc.* (Software)	1,134	55,453
Automatic Data Processing, Inc. (Software)	2,619	129,798
AutoNation, Inc.* (Retail)	756	13,374
AutoZone, Inc.* (Retail)	216	26,873
Avalonbay Communities, Inc. (REIT)	405	49,673
Avery Dennison Corp. (Household Products/Wares)	513	29,703
Avon Products, Inc. (Cosmetics/Personal Care)	2,133	87,410
Baker Hughes, Inc. (Oil & Gas Services)	1,566	135,804
Ball Corp. (Packaging & Containers)	513	25,435
Bank of America Corp. (Banks)	21,870	1,055,884
Bank of New York Mellon Corp. (Banks)	5,072	247,767
Bard (C.R.), Inc. (Healthcare - Products)	513	42,892
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	540	30,953
Baxter International, Inc. (Healthcare - Products)	3,186	191,192
BB&T Corp. (Banks)	2,727	100,817
Bear Stearns Cos., Inc. (Diversified Financial Services)	567	64,411
Becton, Dickinson & Co. (Healthcare - Products)	1,188	99,150
Bed Bath & Beyond, Inc.* (Retail)	1,350	45,819
Bemis Co., Inc. (Packaging & Containers)	513	14,446
Best Buy Co., Inc. (Retail)	1,971	95,633
Big Lots, Inc.* (Retail)	513	12,302
Biogen Idec, Inc.* (Biotechnology)	1,431	106,524
BJ Services Co. (Oil & Gas Services)	1,431	36,047
Black & Decker Corp. (Hand/Machine Tools)	324	29,131
BMC Software, Inc.* (Software)	999	33,806
Boeing Co. (Aerospace/Defense)	3,861	380,656
Boston Properties, Inc. (REIT)	594	64,354
Boston Scientific Corp.* (Healthcare - Products)	6,588	91,376
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,747	292,313
Broadcom Corp. - Class A* (Semiconductors)	2,322	75,581
Brown-Forman Corp. (Beverages)	432	31,959
Brunswick Corp. (Leisure Time)	432	9,638
Burlington Northern Santa Fe Corp. (Transportation)	1,485	129,418
C.H. Robinson Worldwide, Inc. (Transportation)	864	43,131
CA, Inc. (Software)	1,917	50,705
Campbell Soup Co. (Food)	1,107	40,937
Capital One Financial Corp. (Diversified Financial Services)	2,052	134,591
Cardinal Health, Inc. (Pharmaceuticals)	1,809	123,066

See accompanying notes to the Schedules of Portfolio Investments.

Carnival Corp. - Class AADR (Leisure Time)	2,160	103,637
Caterpillar, Inc. (Machinery - Construction & Mining)	3,159	235,693
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	972	23,697
CBS Corp. - Class B (Media)	3,375	96,862
Celgene Corp.* (Biotechnology)	1,890	124,740
CenterPoint Energy, Inc. (Electric)	1,593	26,699
Centex Corp. (Home Builders)	594	14,886
CenturyTel, Inc. (Telecommunications)	540	23,787
Chesapeake Energy Corp. (Oil & Gas)	2,025	79,947
ChevronTexaco Corp. (Oil & Gas)	10,503	961,130
Chubb Corp. (Insurance)	1,944	103,712
Ciena Corp.* (Telecommunications)	432	20,676
CIGNA Corp. (Insurance)	1,404	73,696
Cincinnati Financial Corp. (Insurance)	837	33,296
Cintas Corp. (Textiles)	675	24,705
Circuit City Stores, Inc. (Retail)	837	6,637
Cisco Systems, Inc.* (Telecommunications)	30,051	993,486
CIT Group, Inc. (Diversified Financial Services)	945	33,302
Citigroup, Inc. (Diversified Financial Services)	24,543	1,028,352
Citizens Communications Co. (Telecommunications)	1,674	22,030
Citrix Systems, Inc.* (Software)	891	38,304
Clear Channel Communications, Inc. (Media)	2,457	92,801
Clorox Co. (Household Products/Wares)	675	42,235
CME Group, Inc. (Diversified Financial Services)	270	179,887
CMS Energy Corp. (Electric)	1,107	18,786
Coach, Inc.* (Apparel)	1,836	67,124
Coca-Cola Co. (Beverages)	9,801	605,310
Coca-Cola Enterprises, Inc. (Beverages)	1,404	36,237
Cognizant Technology Solutions Corp.* (Computers)	1,404	58,210
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,511	191,514
Comcast Corp. - Special Class A* (Media)	15,255	321,118
Comerica, Inc. (Banks)	756	35,290
Commerce Bancorp, Inc. (Banks)	945	38,509
Computer Sciences Corp.* (Computers)	864	50,449
Compuware Corp.* (Software)	1,485	14,850
ConAgra Foods, Inc. (Food)	2,403	57,023
ConocoPhillips (Oil & Gas)	8,019	681,294
CONSOL Energy, Inc. (Coal)	891	50,341
Consolidated Edison, Inc. (Electric)	1,323	62,300
Constellation Brands, Inc.* (Beverages)	945	23,738
Constellation Energy Group, Inc. (Electric)	891	84,378
Convergys Corp.* (Commercial Services)	675	12,373
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	918	48,094
Corning, Inc. (Telecommunications)	7,749	188,068
Costco Wholesale Corp. (Retail)	2,160	145,282
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,835	43,999
Coventry Health Care, Inc.* (Healthcare - Services)	783	47,223
Covidien, Ltd.ADR (Healthcare - Products)	2,457	102,211
CSX Corp. (Transportation)	2,160	96,703
Cummins, Inc. (Machinery-Diversified)	513	61,539
CVS Corp. (Retail)	7,290	304,503
D.R. Horton, Inc. (Home Builders)	1,350	17,131
Danaher Corp. (Miscellaneous Manufacturing)	1,215	104,089
Darden Restaurants, Inc. (Retail)	702	30,186
Dean Foods Co. (Food)	648	17,995
Deere & Co. (Machinery-Diversified)	1,107	171,474
Dell, Inc.* (Computers)	11,205	342,873
Developers Diversified Realty Corp. (REIT)	621	31,298
Devon Energy Corp. (Oil & Gas)	2,187	204,266
Dillards, Inc. - Class A (Retail)	297	6,840
DIRECTV Group, Inc.* (Media)	3,753	99,379
Discover Financial Services (Diversified Financial Services)	2,313	44,641
Dominion Resources, Inc. (Electric)	1,431	131,123
Dover Corp. (Miscellaneous Manufacturing)	999	45,954
Dow Jones & Co., Inc. (Media)	324	19,378
DTE Energy Co. (Electric)	837	41,515
Du Pont (Chemicals)	4,536	224,577
Duke Energy Corp. (Electric)	6,210	119,046
Dynegy, Inc. - Class A* (Electric)	2,457	22,629
E* TRADE Financial Corp.* (Diversified Financial Services)	2,106	23,461
Eastman Chemical Co. (Chemicals)	405	26,969
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,404	40,239
Eaton Corp. (Miscellaneous Manufacturing)	729	67,491
eBay, Inc.* (Internet)	5,616	202,738
Ecolab, Inc. (Chemicals)	864	40,755
Edison International (Electric)	1,620	94,106
El Paso Corp. (Pipelines)	3,456	61,033
Electronic Arts, Inc.* (Software)	1,539	94,064
Electronic Data Systems Corp. (Computers)	2,511	54,212
Eli Lilly & Co. (Pharmaceuticals)	4,860	263,169
Embarq Corp. (Telecommunications)	756	40,008
EMC Corp.* (Computers)	10,341	262,558
Emerson Electric Co. (Electrical Components & Equipment)	3,915	204,637
Ensco International, Inc. (Oil & Gas)	729	40,452
Entergy Corp. (Electric)	972	116,514
EOG Resources, Inc. (Oil & Gas)	1,215	107,649
Equifax, Inc. (Commercial Services)	702	27,027
Equity Residential Properties Trust (REIT)	1,377	57,531
Exelon Corp. (Electric)	3,321	274,912
Expedia, Inc.* (Internet)	999	32,627

See accompanying notes to the Schedules of Portfolio Investments.

Expeditors International of Washington, Inc. (Transportation)	999	50,599
Express Scripts, Inc.* (Pharmaceuticals)	1,269	80,074
Exxon Mobil Corp. (Oil & Gas)	27,351	2,516,018
Family Dollar Stores, Inc. (Retail)	729	18,480
Fannie Mae (Diversified Financial Services)	4,806	274,134
Federated Investors, Inc. - Class B (Diversified Financial Services)	432	18,576
FedEx Corp. (Transportation)	1,512	156,250
Fidelity National Information Services, Inc. (Software)	837	38,602
Fifth Third Bancorp (Banks)	2,646	82,767
First Horizon National Corp. (Banks)	621	16,196
FirstEnergy Corp. (Electric)	1,512	105,386
Fiserv, Inc.* (Software)	810	44,874
Fluor Corp. (Engineering & Construction)	432	68,256
Ford Motor Co.* (Auto Manufacturers)	10,341	91,725
Forest Laboratories, Inc.* (Pharmaceuticals)	1,566	61,184
Fortune Brands, Inc. (Household Products/Wares)	756	63,330
FPL Group, Inc. (Electric)	1,998	136,703
Franklin Resources, Inc. (Diversified Financial Services)	810	105,041
Freddie Mac (Diversified Financial Services)	3,213	167,815
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,890	222,415
Gannett Co., Inc. (Media)	1,161	49,238
General Dynamics Corp. (Aerospace/Defense)	1,998	181,738
General Electric Co. (Miscellaneous Manufacturing)	50,544	2,080,391
General Growth Properties, Inc. (REIT)	1,215	66,047
General Mills, Inc. (Food)	1,620	93,523
General Motors Corp. (Auto Manufacturers)	2,781	108,987
Genuine Parts Co. (Distribution/Wholesale)	837	41,072
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,187	59,705
Genzyme Corp.* (Biotechnology)	1,296	98,457
Gilead Sciences, Inc.* (Pharmaceuticals)	4,563	210,765
Goodrich Corp. (Aerospace/Defense)	621	43,259
Google, Inc. - Class A* (Internet)	1,134	801,738
H & R Block, Inc. (Commercial Services)	1,593	34,727
Halliburton Co. (Oil & Gas Services)	4,401	173,487
Harley-Davidson, Inc. (Leisure Time)	1,242	63,963
Harman International Industries, Inc. (Home Furnishings)	324	27,281
Harrah’s Entertainment, Inc. (Lodging)	918	81,013
Hartford Financial Services Group, Inc. (Insurance)	1,566	151,949
Hasbro, Inc. (Toys/Games/Hobbies)	783	23,373
Heinz (H.J.) Co. (Food)	1,566	73,257
Hercules, Inc. (Chemicals)	567	10,665
Hess Corp. (Oil & Gas)	1,377	98,607
Hewlett-Packard Co. (Computers)	12,717	657,215
Home Depot, Inc. (Retail)	8,316	262,037
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,699	223,457
Hospira, Inc.* (Pharmaceuticals)	783	32,361
Host Marriott Corp. (REIT)	2,565	56,840
Hudson City Bancorp, Inc. (Savings & Loans)	2,619	41,014
Humana, Inc.* (Healthcare - Services)	837	62,733
Huntington Bancshares, Inc. (Banks)	1,809	32,399
IAC/InterActiveCorp* (Internet)	945	27,840
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,079	119,044
IMS Health, Inc. (Software)	972	24,504
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	1,404	70,691
Integrys Energy Group, Inc. (Electric)	378	20,340
Intel Corp. (Semiconductors)	28,809	774,962
IntercontinentalExchange, Inc.* (Diversified Financial Services)	324	57,737
International Business Machines Corp. (Computers)	6,696	777,540
International Flavors & Fragrances, Inc. (Chemicals)	432	22,555
International Game Technology (Entertainment)	1,647	71,826
International Paper Co. (Forest Products & Paper)	2,106	77,838
Interpublic Group of Cos., Inc.* (Advertising)	2,322	24,033
Intuit, Inc.* (Software)	1,674	53,853
ITT Industries, Inc. (Miscellaneous Manufacturing)	891	59,626
J.C. Penney Co., Inc. (Retail)	1,080	60,739
J.P. Morgan Chase & Co. (Diversified Financial Services)	16,686	784,242
Jabil Circuit, Inc. (Electronics)	1,026	22,295
Jacobs Engineering Group, Inc.* (Engineering & Construction)	594	51,767
Janus Capital Group, Inc. (Diversified Financial Services)	783	27,021
JDS Uniphase Corp.* (Telecommunications)	1,053	16,069
Johnson & Johnson (Healthcare - Products)	14,283	930,823
Johnson Controls, Inc. (Auto Parts & Equipment)	2,592	113,322
Jones Apparel Group, Inc. (Apparel)	459	9,611
Juniper Networks, Inc.* (Telecommunications)	2,538	91,368
KB Home (Home Builders)	378	10,448
Kellogg Co. (Food)	1,296	68,416
KeyCorp (Banks)	1,917	54,539
Kimberly-Clark Corp. (Household Products/Wares)	2,106	149,294
Kimco Realty Corp. (REIT)	1,242	51,568
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,215	12,879
KLA -Tencor Corp. (Semiconductors)	945	49,754
Kohls Corp.* (Retail)	1,566	86,083
Kraft Foods, Inc. (Food)	7,776	259,796
Kroger Co. (Food)	3,483	102,365

See accompanying notes to the Schedules of Portfolio Investments.

L-3 Communications Holdings, Inc. (Aerospace/Defense)	621	68,086
Laboratory Corp. of America Holdings* (Healthcare - Services)	567	38,981
Legg Mason, Inc. (Diversified Financial Services)	648	53,745
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	864	16,788
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,619	165,887
Lennar Corp. - Class A (Home Builders)	675	15,424
Leucadia National Corp. (Holding Companies - Diversified)	810	41,035
Lexmark International, Inc. - Class A* (Computers)	459	19,273
Limited, Inc. (Retail)	1,566	34,468
Lincoln National Corp. (Insurance)	1,323	82,516
Linear Technology Corp. (Semiconductors)	1,107	36,553
Liz Claiborne, Inc. (Apparel)	513	14,605
Lockheed Martin Corp. (Aerospace/Defense)	1,701	187,178
Loews Corp. (Insurance)	2,187	107,360
Lowe’s Cos., Inc. (Retail)	7,290	196,028
LSI Logic Corp.* (Semiconductors)	3,537	23,344
M&T Bank Corp. (Banks)	378	37,603
Macy’s, Inc. (Retail)	2,133	68,320
Manor Care, Inc. (Healthcare - Services)	351	23,370
Marathon Oil Corp. (Oil & Gas)	3,348	197,967
Marriott International, Inc. - Class A (Lodging)	1,566	64,378
Marsh & McLennan Cos., Inc. (Insurance)	2,673	69,204
Marshall & Ilsley Corp. (Banks)	1,323	56,492
Masco Corp. (Building Materials)	1,809	43,561
Mattel, Inc. (Toys/Games/Hobbies)	1,944	40,610
MBIA, Inc. (Insurance)	621	26,728
McCormick & Co., Inc. (Food)	648	22,699
McDonald’s Corp. (Retail)	5,886	351,394
McGraw-Hill Cos., Inc. (Media)	1,674	83,767
McKesson Corp. (Commercial Services)	1,458	96,374
MeadWestvaco Corp. (Forest Products & Paper)	918	30,882
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,323	124,865
Medtronic, Inc. (Healthcare - Products)	5,589	265,142
MEMC Electronic Materials, Inc.* (Semiconductors)	1,107	81,055
Merck & Co., Inc. (Pharmaceuticals)	10,746	626,062
Meredith Corp. (Media)	189	11,765
Merrill Lynch & Co., Inc. (Diversified Financial Services)	4,239	279,859
MetLife, Inc. (Insurance)	3,672	252,817
MGIC Investment Corp. (Insurance)	405	7,841
Microchip Technology, Inc. (Semiconductors)	1,080	35,824
Micron Technology, Inc.* (Semiconductors)	3,726	39,160
Microsoft Corp. (Software)	39,771	1,463,970
Millipore Corp.* (Biotechnology)	270	20,965
Molex, Inc. (Electrical Components & Equipment)	702	20,049
Molson Coors Brewing Co. - Class B (Beverages)	648	37,085
Monsanto Co. (Agriculture)	2,700	263,601
Monster Worldwide, Inc.* (Internet)	648	26,296
Moody’s Corp. (Commercial Services)	1,080	47,218
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,184	348,676
Motorola, Inc. (Telecommunications)	11,421	214,601
Murphy Oil Corp. (Oil & Gas)	918	67,592
Mylan Laboratories, Inc. (Pharmaceuticals)	1,215	18,274
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,377	38,666
National City Corp. (Banks)	3,132	75,951
National Semiconductor Corp. (Semiconductors)	1,188	29,866
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,782	130,514
Network Appliance, Inc.* (Computers)	1,755	55,265
Newell Rubbermaid, Inc. (Housewares)	1,350	39,366
Newmont Mining Corp. (Mining)	2,214	112,604
News Corp. - Class A (Media)	11,421	247,493
Nicor, Inc. (Gas)	216	9,346
NIKE, Inc. - Class B (Apparel)	1,917	127,020
NiSource, Inc. (Electric)	1,350	27,607
Noble Corp.ADR (Oil & Gas)	1,323	70,053
Noble Energy, Inc. (Oil & Gas)	837	64,064
Nordstrom, Inc. (Retail)	972	38,336
Norfolk Southern Corp. (Transportation)	1,944	100,408
Northern Trust Corp. (Banks)	945	71,073
Northrop Grumman Corp. (Aerospace/Defense)	1,701	142,238
Novell, Inc.* (Software)	1,728	13,064
Novellus Systems, Inc.* (Semiconductors)	621	17,643
Nucor Corp. (Iron/Steel)	1,431	88,751
NVIDIA Corp.* (Semiconductors)	2,700	95,526
NYSE Euronext (Diversified Financial Services)	1,269	119,121
Occidental Petroleum Corp. (Oil & Gas)	4,104	283,381
Office Depot, Inc.* (Retail)	1,350	25,326
OfficeMax, Inc. (Retail)	378	11,964
Omnicom Group, Inc. (Advertising)	1,620	82,588
Oracle Corp.* (Software)	19,413	430,386
PACCAR, Inc. (Auto Manufacturers)	1,816	100,897
Pactiv Corp.* (Packaging & Containers)	648	17,801
Pall Corp. (Miscellaneous Manufacturing)	594	23,802
Parker Hannifin Corp. (Miscellaneous Manufacturing)	987	79,325
Patterson Cos., Inc.* (Healthcare - Products)	702	27,455
Paychex, Inc. (Commercial Services)	1,674	69,940
Peabody Energy Corp. (Coal)	1,296	72,252
PepsiCo, Inc. (Beverages)	7,965	587,180
PerkinElmer, Inc. (Electronics)	594	16,347

See accompanying notes to the Schedules of Portfolio Investments.

Pfizer, Inc. (Pharmaceuticals)	34,155	840,555
PG&E Corp. (Electric)	1,755	85,872
Pinnacle West Capital Corp. (Electric)	486	19,634
Pitney Bowes, Inc. (Office/Business Equipment)	1,080	43,243
Plum Creek Timber Co., Inc. (Forest Products & Paper)	864	38,595
PNC Financial Services Group (Banks)	1,674	120,796
Polo Ralph Lauren Corp. (Apparel)	297	20,434
PPG Industries, Inc. (Chemicals)	810	60,539
PPL Corp. (Electric)	1,890	97,713
Praxair, Inc. (Chemicals)	1,566	133,862
Precision Castparts Corp. (Metal Fabricate/Hardware)	675	101,122
Principal Financial Group, Inc. (Insurance)	1,323	89,527
Procter & Gamble Co. (Cosmetics/Personal Care)	15,390	1,069,913
Progress Energy, Inc. (Electric)	1,269	60,912
Progress Energy, Inc.CVO* (Electric)	189	0
Progressive Corp. (Insurance)	3,564	65,934
ProLogis (REIT)	1,269	91,038
Prudential Financial, Inc. (Insurance)	2,268	219,361
Public Service Enterprise Group, Inc. (Electric)	1,242	118,735
Public Storage, Inc. (REIT)	621	50,282
Pulte Homes, Inc. (Home Builders)	1,053	15,627
QLogic Corp.* (Semiconductors)	729	11,321
Qualcomm, Inc. (Telecommunications)	8,262	353,035
Quest Diagnostics, Inc. (Healthcare - Services)	783	41,640
Questar Corp. (Pipelines)	864	49,317
Qwest Communications International, Inc.* (Telecommunications)	7,884	56,607
R.R. Donnelley & Sons Co. (Commercial Services)	1,107	44,601
RadioShack Corp. (Retail)	675	13,918
Raytheon Co. (Aerospace/Defense)	2,160	137,398
Regions Financial Corp. (Banks)	3,483	94,459
Reynolds American, Inc. (Agriculture)	837	53,928
Robert Half International, Inc. (Commercial Services)	810	24,373
Rockwell Collins, Inc. (Aerospace/Defense)	810	60,596
Rockwell International Corp. (Machinery-Diversified)	756	52,073
Rohm & Haas Co. (Chemicals)	675	35,019
Rowan Cos., Inc. (Oil & Gas)	540	21,049
Ryder System, Inc. (Transportation)	297	14,211
SAFECO Corp. (Insurance)	513	29,703
Safeway, Inc. (Food)	2,160	73,440
SanDisk Corp.* (Computers)	1,134	50,350
Sara Lee Corp. (Food)	3,564	58,949
Schering-Plough Corp. (Pharmaceuticals)	7,992	243,916
Schlumberger, Ltd.ADR (Oil & Gas Services)	5,886	568,411
Seagate Technology, Inc.*,(a) (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	810	20,193
Sears Holdings Corp.* (Retail)	378	50,951
Sempra Energy (Gas)	1,296	79,717
Sherwin-Williams Co. (Chemicals)	540	34,517
Sigma-Aldrich Corp. (Chemicals)	648	33,482
Simon Property Group, Inc. (REIT)	1,107	115,250
SLM Corp. (Diversified Financial Services)	2,025	95,499
Smith International, Inc. (Oil & Gas Services)	999	65,984
Snap-on, Inc. (Hand/Machine Tools)	297	14,823
Southern Co. (Electric)	3,726	136,595
Southwest Airlines Co. (Airlines)	3,699	52,563
Sovereign Bancorp, Inc. (Savings & Loans)	1,782	25,714
Spectra Energy Corp. (Pipelines)	3,105	80,668
Sprint Corp. (Telecommunications)	14,040	240,084
St. Jude Medical, Inc.* (Healthcare - Products)	1,674	68,182
Staples, Inc. (Retail)	3,510	81,923
Starbucks Corp.* (Retail)	3,672	97,969
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,026	58,338
State Street Corp. (Banks)	1,917	152,919
Stryker Corp. (Healthcare - Products)	1,161	82,431
Sun Microsystems, Inc.* (Computers)	17,442	99,594
Sunoco, Inc. (Oil & Gas)	594	43,718
SunTrust Banks, Inc. (Banks)	1,728	125,453
SuperValu, Inc. (Food)	1,026	39,757
Symantec Corp.* (Internet)	4,428	83,158
Synovus Financial Corp. (Banks)	1,620	42,703
Sysco Corp. (Food)	2,997	102,767
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,296	83,255
Target Corp. (Retail)	4,185	256,792
TECO Energy, Inc. (Electric)	1,026	17,268
Tektronix, Inc. (Electronics)	378	14,307
Tellabs, Inc.* (Telecommunications)	2,160	19,030
Temple-Inland, Inc. (Forest Products & Paper)	513	27,533
Tenet Healthcare Corp.* (Healthcare - Services)	2,349	8,245
Teradata Corp.* (Computers)	891	25,420
Teradyne, Inc.* (Semiconductors)	945	11,661
Terex Corp.* (Machinery - Construction & Mining)	513	38,075
Tesoro Petroleum Corp. (Oil & Gas)	675	40,858
Texas Instruments, Inc. (Semiconductors)	7,047	229,732
Textron, Inc. (Miscellaneous Manufacturing)	1,242	85,959
The AES Corp.* (Electric)	3,294	70,525
The Charles Schwab Corp. (Diversified Financial Services)	4,671	108,554
The Dow Chemical Co. (Chemicals)	4,698	211,598
The E.W. Scripps Co. - Class A (Media)	432	19,444
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	567	24,891
The Gap, Inc. (Retail)	2,430	45,927
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,998	495,344

See accompanying notes to the Schedules of Portfolio Investments.

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,053	31,748
The Hershey Co. (Food)	837	36,083
The New York Times Co. - Class A (Media)	702	13,731
The Pepsi Bottling Group, Inc. (Beverages)	702	30,242
The Stanley Works (Hand/Machine Tools)	405	23,308
The Travelers Companies, Inc. (Insurance)	3,240	169,160
The Williams Cos., Inc. (Pipelines)	2,970	108,375
Thermo Electron Corp.* (Electronics)	2,106	123,854
Tiffany & Co. (Retail)	675	36,571
Time Warner, Inc. (Media)	18,387	335,747
Titanium Metals Corp.* (Mining)	405	14,256
TJX Cos., Inc. (Retail)	2,187	63,270
Torchmark Corp. (Insurance)	459	29,908
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	1,431	170,818
Tribune Co. (Media)	378	11,438
Tyco Electronics, Ltd. (Electronics)	2,457	87,641
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	2,457	101,155
Tyson Foods, Inc. - Class A (Food)	1,350	21,330
U.S. Bancorp (Banks)	8,505	282,026
Union Pacific Corp. (Transportation)	1,323	169,397
Unisys Corp.* (Computers)	1,728	10,506
United Parcel Service, Inc. - Class B (Transportation)	5,184	389,318
United States Steel Corp. (Iron/Steel)	594	64,093
United Technologies Corp. (Aerospace/Defense)	4,887	374,295
UnitedHealth Group, Inc. (Healthcare - Services)	6,534	321,146
UnumProvident Corp. (Insurance)	1,782	41,592
UST, Inc. (Agriculture)	783	41,750
V. F. Corp. (Apparel)	432	37,640
Valero Energy Corp. (Oil & Gas)	2,727	192,063
Varian Medical Systems, Inc.* (Healthcare - Products)	621	30,286
VeriSign, Inc.* (Internet)	1,215	41,419
Verizon Communications, Inc. (Telecommunications)	14,310	659,262
Viacom, Inc. - Class B* (Media)	3,375	139,354
Vornado Realty Trust (REIT)	648	72,395
Vulcan Materials Co. (Building Materials)	459	39,249
W.W. Grainger, Inc. (Distribution/Wholesale)	351	31,562
Wachovia Corp. (Banks)	9,396	429,679
Wal-Mart Stores, Inc. (Retail)	11,826	534,653
Walgreen Co. (Retail)	4,887	193,770
Walt Disney Co. (Media)	9,585	331,929
Washington Mutual, Inc. (Savings & Loans)	4,320	120,442
Waste Management, Inc. (Environmental Control)	2,565	93,340
Waters Corp.* (Electronics)	486	37,412
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	513	15,677
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,674	108,659
WellPoint, Inc.* (Healthcare - Services)	2,970	235,313
Wells Fargo & Co. (Banks)	16,497	561,063
Wendy’s International, Inc. (Retail)	432	15,016
Western Union Co. (Commercial Services)	3,807	83,906
Weyerhaeuser Co. (Forest Products & Paper)	1,053	79,933
Whirlpool Corp. (Home Furnishings)	378	29,930
Whole Foods Market, Inc. (Food)	675	33,439
Windstream Corp. (Telecommunications)	2,349	31,594
Wrigley (WM.) Jr. Co. (Food)	1,080	66,604
Wyeth (Pharmaceuticals)	6,642	323,000
Wyndham Worldwide Corp. (Lodging)	891	29,252
Xcel Energy, Inc. (Electric)	2,079	46,881
Xerox Corp.* (Office/Business Equipment)	4,617	80,520
Xilinx, Inc. (Semiconductors)	1,458	35,575
XL Capital, Ltd. - Class A (Insurance)	891	64,107
XTO Energy, Inc. (Oil & Gas)	1,890	125,458
Yahoo!, Inc.* (Internet)	6,642	206,566
YUM! Brands, Inc. (Retail)	2,565	103,293
Zimmer Holdings, Inc.* (Healthcare - Products)	1,161	80,678
Zions Bancorp (Banks)	540	31,919

TOTAL COMMON STOCKS (Cost $53,827,501)		67,289,569

	Principal Amount
Repurchase Agreements (7.2%)
HSBC, 4.68%, 11/1/07, dated 10/31/07, with repurchase price of $1,715,223 (Collateralized by $1,508,000 Federal National Mortgage Association, 6.25%, 5/15/29, market value $1,749,460)	$1,715,000	1,715,000
Merrill Lynch, 4.66%, 11/1/07, dated 10/31/07, with repurchase price of $514,067 (Collateralized by $518,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $524,844)	514,000	514,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 4.70%, 11/1/07, dated 10/31/07, with repurchase price of $2,998,391 (Collateralized by $2,980,000 Federal National Mortgage Association, 5.20%, 11/20/09, market value $3,058,268)	2,998,000	2,998,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,227,000)		5,227,000

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	5,670	14

TOTAL RIGHTS/WARRANTS (Cost $0)		14

TOTAL INVESTMENT SECURITIES (Cost $59,054,501)—100.3%		72,516,583
Net other assets (liabilities) — (0.3)%		(226,693)

NET ASSETS — 100.0%		$72,289,890

*	Non-income producing security

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

(a)	Escrowed security

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $5,439,875)	14	$197,337
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $777,125)	10	(2,748)

Bull ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.1%
Aerospace/Defense	2.3%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.3%
Beverages	2.1%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.3%
Coal	0.2%
Commercial Services	0.7%
Computers	4.6%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.3%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.6%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	2.7%
Healthcare - Services	1.3%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	3.8%
Internet	2.1%
Investment Companies	0.1%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.3%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.4%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	4.8%
Office/Business Equipment	0.2%
Oil & Gas	8.9%
Oil & Gas Services	1.8%
Packaging & Containers	NM
Pharmaceuticals	5.4%
Pipelines	0.5%
REIT	1.1%
Real Estate	NM
Retail	4.7%
Savings & Loans	0.3%
Semiconductors	2.7%
Software	3.7%

See accompanying notes to the Schedules of Portfolio Investments.

Telecommunications	5.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other **	6.9%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (72.2%)
3Com Corp.* (Telecommunications)	2,500	$12,200
99 Cents Only Stores* (Retail)	250	2,688
ACI Worldwide, Inc.* (Software)	200	4,574
Activision, Inc.* (Software)	1,750	41,387
Acxiom Corp. (Software)	400	5,256
ADC Telecommunications, Inc.* (Telecommunications)	700	13,090
ADTRAN, Inc. (Telecommunications)	350	8,425
Advance Auto Parts, Inc. (Retail)	650	22,178
Advanced Medical Optics, Inc.* (Healthcare - Products)	350	9,608
Advent Software, Inc.* (Software)	100	5,533
Aeropostale, Inc.* (Retail)	450	10,305
Affymetrix, Inc.* (Biotechnology)	400	10,184
AGCO Corp.* (Machinery-Diversified)	550	32,824
AGL Resources, Inc. (Gas)	450	17,788
Airgas, Inc. (Chemicals)	450	22,711
AirTran Holdings, Inc.* (Airlines)	550	5,726
Alaska Air Group, Inc.* (Airlines)	250	6,350
Albemarle Corp. (Chemicals)	450	21,492
Alberto-Culver Co. (Cosmetics/Personal Care)	500	12,995
Alexander & Baldwin, Inc. (Transportation)	250	13,095
Alliance Data Systems Corp.* (Commercial Services)	450	36,180
Alliant Energy Corp. (Electric)	700	28,000
Alliant Techsystems, Inc.* (Aerospace/Defense)	200	22,078
AMB Property Corp. (REIT)	600	39,210
American Eagle Outfitters, Inc. (Retail)	1,350	32,103
American Financial Group, Inc. (Insurance)	450	13,455
American Greetings Corp. - Class A (Household Products/Wares)	350	9,219
AmeriCredit Corp.* (Diversified Financial Services)	700	9,877
Ametek, Inc. (Electrical Components & Equipment)	650	30,550
Amphenol Corp. - Class A (Electronics)	1,100	48,697
Andrew Corp.* (Telecommunications)	950	13,927
AnnTaylor Stores Corp.* (Retail)	350	10,847
Applebee’s International, Inc. (Retail)	450	11,403
Apria Healthcare Group, Inc.* (Healthcare - Services)	250	6,043
Aqua America, Inc. (Water)	800	18,608
Aquila, Inc.* (Electric)	2,350	9,823
Arch Coal, Inc. (Coal)	900	36,900
Arrow Electronics, Inc.* (Electronics)	750	29,985
Arthur J. Gallagher & Co. (Insurance)	550	14,636
ArvinMeritor, Inc. (Auto Parts & Equipment)	450	6,674
Associated Banc-Corp (Banks)	750	21,645
Astoria Financial Corp. (Savings & Loans)	500	12,995
Atmel Corp.* (Semiconductors)	3,050	14,914
Avis Budget Group, Inc.* (Commercial Services)	650	13,566
Avnet, Inc.* (Electronics)	900	37,548
Avocent Corp.* (Internet)	300	8,109
Bank of Hawaii Corp. (Banks)	300	15,948
Barnes & Noble, Inc. (Retail)	300	11,592
Beckman Coulter, Inc. (Healthcare - Products)	350	24,787
Belo Corp. - Class A (Media)	550	10,175
Bill Barrett Corp.* (Oil & Gas)	200	9,360
BJ’s Wholesale Club, Inc.* (Retail)	400	14,352
Black Hills Corp. (Electric)	200	8,884
Blyth, Inc. (Household Products/Wares)	150	2,864
Bob Evans Farms, Inc. (Retail)	200	5,636
Borders Group, Inc. (Retail)	350	5,397
BorgWarner, Inc. (Auto Parts & Equipment)	350	36,998
Boyd Gaming Corp. (Lodging)	350	14,637
Brinker International, Inc. (Retail)	650	16,503
Broadridge Financial Solutions, Inc. (Software)	850	17,000
Brown & Brown, Inc. (Insurance)	700	17,633
Cabot Corp. (Chemicals)	400	14,004
Cadence Design Systems, Inc.* (Computers)	1,700	33,320
Callaway Golf Co. (Leisure Time)	400	6,928
Cameron International Corp.* (Oil & Gas Services)	650	63,284
Career Education Corp.* (Commercial Services)	550	19,657
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	350	13,808
Carmax, Inc.* (Retail)	1,350	28,174
Carpenter Technology Corp. (Iron/Steel)	150	21,736
Cathay Bancorp, Inc. (Banks)	300	9,291
CBRL Group, Inc. (Retail)	150	5,985
Cephalon, Inc.* (Pharmaceuticals)	400	29,496
Ceridian Corp.* (Computers)	900	32,346
Cerner Corp.* (Software)	400	23,824
CF Industries Holdings, Inc. (Chemicals)	250	21,975
Charles River Laboratories International, Inc.* (Biotechnology)	400	23,200
Charming Shoppes, Inc.* (Retail)	750	5,565
CheckFree Corp.* (Internet)	550	26,141
Cheesecake Factory, Inc.* (Retail)	450	10,094
Chemtura Corp. (Chemicals)	1,500	13,980
Chico’s FAS, Inc.* (Retail)	1,100	14,454
Chipotle Mexican Grill, Inc. - Class A* (Retail)	200	27,800
ChoicePoint, Inc.* (Commercial Services)	450	17,694
Church & Dwight, Inc. (Household Products/Wares)	400	18,924
Cimarex Energy Co. (Oil & Gas)	500	20,255
Cincinnati Bell, Inc.* (Telecommunications)	1,550	8,401
City National Corp. (Banks)	250	16,900
Cleveland-Cliffs, Inc. (Iron/Steel)	250	23,912
Coldwater Creek, Inc.* (Retail)	350	3,133
Collective Brands, Inc.* (Retail)	400	7,396
Commercial Metals Co. (Metal Fabricate/Hardware)	750	23,535
Commscope, Inc.* (Telecommunications)	350	16,509

See accompanying notes to the Schedules of Portfolio Investments.

Community Health Systems, Inc.* (Healthcare - Services)	600	19,758
Con-way, Inc. (Transportation)	250	10,653
Copart, Inc.* (Retail)	450	17,271
Corinthian Colleges, Inc.* (Commercial Services)	500	8,195
Corn Products International, Inc. (Food)	450	19,143
Cousins Properties, Inc. (REIT)	200	5,758
Covance, Inc.* (Healthcare - Services)	400	33,000
Crane Co. (Miscellaneous Manufacturing)	300	14,232
Cree Research, Inc.* (Semiconductors)	500	14,000
CSG Systems International, Inc.* (Software)	250	5,133
Cullen/Frost Bankers, Inc. (Banks)	350	18,613
Cypress Semiconductor Corp.* (Semiconductors)	950	34,722
Cytec Industries, Inc. (Chemicals)	250	16,677
Deluxe Corp. (Commercial Services)	300	12,102
Denbury Resources, Inc.* (Oil & Gas)	750	42,450
DENTSPLY International, Inc. (Healthcare - Products)	950	39,406
DeVry, Inc. (Commercial Services)	350	19,141
Dick’s Sporting Goods, Inc.* (Retail)	500	16,685
Diebold, Inc. (Computers)	400	16,736
Digital River, Inc.* (Internet)	250	13,265
Dollar Tree Stores, Inc.* (Retail)	550	21,065
Donaldson Co., Inc. (Miscellaneous Manufacturing)	400	17,144
DPL, Inc. (Electric)	700	20,328
DRS Technologies, Inc. (Aerospace/Defense)	250	14,360
DST Systems, Inc.* (Computers)	300	25,413
Duke-Weeks Realty Corp. (REIT)	800	25,720
Dun & Bradstreet Corp. (Software)	350	33,897
Dycom Industries, Inc.* (Engineering & Construction)	250	7,063
Eaton Vance Corp. (Diversified Financial Services)	750	37,522
Edwards Lifesciences Corp.* (Healthcare - Products)	350	17,577
Encore Acquisition Co.* (Oil & Gas)	300	11,010
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	800	23,440
Energizer Holdings, Inc.* (Electrical Components & Equipment)	350	36,505
Energy East Corp. (Electric)	950	26,486
Entercom Communications Corp. (Media)	150	2,783
Equitable Resources, Inc. (Pipelines)	750	42,240
Equity One, Inc. (REIT)	200	5,236
Everest Re Group, Ltd.ADR (Insurance)	350	37,289
Exterran Holdings, Inc.* (Oil & Gas Services)	400	33,680
F5 Networks, Inc.* (Internet)	500	18,015
Fair Isaac Corp. (Software)	350	13,272
Fairchild Semiconductor International, Inc.* (Semiconductors)	750	13,688
Fastenal Co. (Distribution/Wholesale)	750	33,360
Federal Signal Corp. (Miscellaneous Manufacturing)	300	4,017
Ferro Corp. (Chemicals)	250	5,180
Fidelity National Title Group, Inc. - Class A (Insurance)	1,350	20,776
First American Financial Corp. (Insurance)	600	18,060
First Community Bancorp (Banks)	150	7,305
First Niagara Financial Group, Inc. (Savings & Loans)	650	8,580
FirstMerit Corp. (Banks)	500	10,600
Florida Rock Industries, Inc. (Building Materials)	300	18,879
Flowserve Corp. (Machinery-Diversified)	350	27,636
FMC Corp. (Chemicals)	450	25,875
FMC Technologies, Inc.* (Oil & Gas Services)	800	48,504
Foot Locker, Inc. (Retail)	950	14,146
Forest Oil Corp.* (Oil & Gas)	550	26,724
Frontier Oil Corp. (Oil & Gas)	650	29,763
Furniture Brands International, Inc. (Home Furnishings)	300	3,615
GameStop Corp. - Class A* (Retail)	1,000	59,220
Gartner Group, Inc.* (Commercial Services)	400	8,760
GATX Corp. (Trucking & Leasing)	300	12,291
Gen-Probe, Inc.* (Healthcare - Products)	300	21,006
Gentex Corp. (Electronics)	900	18,702
Getty Images, Inc.* (Advertising)	250	7,063
Global Payments, Inc. (Software)	500	23,780
Graco, Inc. (Machinery-Diversified)	400	15,744
Granite Construction, Inc. (Engineering & Construction)	200	8,564
Grant Prideco, Inc.* (Oil & Gas Services)	800	39,328
Great Plains Energy, Inc. (Electric)	500	14,920
GUESS?, Inc. (Apparel)	350	17,986
Hanesbrands, Inc.* (Apparel)	600	18,624
Hanover Insurance Group, Inc. (Insurance)	300	13,821
Hansen Natural Corp.* (Beverages)	350	23,800
Harris Corp. (Telecommunications)	850	51,476
Harsco Corp. (Miscellaneous Manufacturing)	500	30,310
Harte-Hanks, Inc. (Advertising)	300	5,289
Hawaiian Electric Industries, Inc. (Electric)	500	11,600
HCC Insurance Holdings, Inc. (Insurance)	700	20,923
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,500	9,915
Health Net, Inc.* (Healthcare - Services)	700	37,527
Helmerich & Payne, Inc. (Oil & Gas)	600	18,972
Henry Schein, Inc.* (Healthcare - Products)	550	32,945
Herman Miller, Inc. (Office Furnishings)	350	9,527
Highwoods Properties, Inc. (REIT)	350	12,586
Hillenbrand Industries, Inc. (Healthcare - Products)	350	19,327
HNI Corp. (Office Furnishings)	300	13,008

See accompanying notes to the Schedules of Portfolio Investments.

Hologic, Inc.* (Healthcare - Products)	700	47,551
Horace Mann Educators Corp. (Insurance)	250	5,173
Hormel Foods Corp. (Food)	450	16,416
Hospitality Properties Trust (REIT)	550	21,780
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	200	2,274
Hubbell, Inc. - Class B (Electrical Components & Equipment)	350	19,250
IDACORP, Inc. (Electric)	250	8,723
IDEX Corp. (Machinery-Diversified)	500	17,710
Imation Corp. (Computers)	200	4,456
IndyMac Bancorp, Inc. (Diversified Financial Services)	450	6,039
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	900	19,116
Integrated Device Technology, Inc.* (Semiconductors)	1,200	16,116
International Rectifier Corp.* (Semiconductors)	450	15,021
International Speedway Corp. (Entertainment)	150	6,665
Intersil Corp. - Class A (Semiconductors)	800	24,272
Intuitive Surgical, Inc.* (Healthcare - Products)	200	65,374
Invitrogen Corp.* (Biotechnology)	250	22,717
ITT Educational Services, Inc.* (Commercial Services)	150	19,078
J.B. Hunt Transport Services, Inc. (Transportation)	550	15,246
Jack Henry & Associates, Inc. (Computers)	450	13,149
Jefferies Group, Inc. (Diversified Financial Services)	700	18,711
JetBlue Airways Corp.* (Airlines)	1,100	10,043
JM Smucker Co. (Food)	350	18,700
John Wiley & Sons, Inc. (Media)	250	10,995
Jones Lang LaSalle, Inc. (Real Estate)	200	19,066
Joy Global, Inc. (Machinery - Construction & Mining)	650	37,739
KBR, Inc.* (Engineering & Construction)	1,050	45,024
Kelly Services, Inc. - Class A (Commercial Services)	100	2,103
KEMET Corp.* (Electronics)	500	3,535
Kennametal, Inc. (Hand/Machine Tools)	200	18,242
Kindred Healthcare, Inc.* (Healthcare - Services)	200	4,248
Korn/Ferry International* (Commercial Services)	300	5,748
Kyphon, Inc.* (Healthcare - Products)	250	17,720
Lam Research Corp.* (Semiconductors)	800	40,160
Lamar Advertising Co. (Advertising)	450	24,057
Lancaster Colony Corp. (Miscellaneous Manufacturing)	100	4,017
Lattice Semiconductor Corp.* (Semiconductors)	700	2,926
Lear Corp.* (Auto Parts & Equipment)	450	15,988
Lee Enterprises, Inc. (Media)	200	3,210
Liberty Property Trust (REIT)	550	20,691
Life Time Fitness, Inc.* (Leisure Time)	150	9,096
LifePoint Hospitals, Inc.* (Healthcare - Services)	350	10,682
Lincare Holdings, Inc.* (Healthcare - Services)	500	17,385
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	250	18,062
Louisiana-Pacific Corp. (Forest Products & Paper)	650	10,699
Lubrizol Corp. (Chemicals)	400	27,152
Lyondell Chemical Co. (Chemicals)	1,550	73,547
M.D.C. Holdings, Inc. (Home Builders)	200	8,102
Mack-Cali Realty Corp. (REIT)	400	15,836
Macrovision Corp.* (Entertainment)	300	7,200
Manpower, Inc. (Commercial Services)	500	37,370
Martin Marietta Materials (Building Materials)	250	32,337
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	150	6,836
McAfee, Inc.* (Internet)	1,000	41,350
MDU Resources Group, Inc. (Electric)	1,100	30,976
Media General, Inc. - Class A (Media)	100	2,798
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	350	10,392
Mentor Graphics Corp.* (Computers)	550	8,811
Mercury General Corp. (Insurance)	200	10,262
Micrel, Inc. (Semiconductors)	350	3,168
Millennium Pharmaceuticals, Inc.* (Biotechnology)	2,000	23,640
Mine Safety Appliances Co. (Environmental Control)	150	6,869
Minerals Technologies, Inc. (Chemicals)	100	7,022
Modine Manufacturing Co. (Auto Parts & Equipment)	200	4,652
Mohawk Industries, Inc.* (Textiles)	300	25,602
Moneygram International, Inc. (Software)	500	7,975
MPS Group, Inc.* (Commercial Services)	600	7,326
MSC Industrial Direct Co. - Class A (Retail)	250	12,178
National Fuel Gas Co. (Pipelines)	500	24,245
National Instruments Corp. (Computers)	350	11,354
Nationwide Health Properties, Inc. (REIT)	550	17,171
Navigant Consulting Co.* (Commercial Services)	250	3,295
NBTY, Inc.* (Pharmaceuticals)	350	12,460
NCR Corp.* (Computers)	1,050	28,969
Netflix, Inc.* (Internet)	300	7,941
NeuStar, Inc.* (Telecommunications)	450	15,390
New York Community Bancorp (Savings & Loans)	1,950	36,289
Newfield Exploration Co.* (Oil & Gas)	800	43,072
Nordson Corp. (Machinery-Diversified)	200	10,700

See accompanying notes to the Schedules of Portfolio Investments.

Northeast Utilities System (Electric)	950	29,288
NSTAR (Electric)	650	22,854
Nuveen Investments - Class A (Diversified Financial Services)	500	32,400
NVR, Inc.* (Home Builders)	50	23,787
O’Reilly Automotive, Inc.* (Retail)	700	23,114
OGE Energy Corp. (Electric)	550	21,065
Old Republic International Corp. (Insurance)	1,450	22,228
Olin Corp. (Chemicals)	450	10,251
Omnicare, Inc. (Pharmaceuticals)	750	22,125
ONEOK, Inc. (Gas)	650	32,461
Oshkosh Truck Corp. (Auto Manufacturers)	450	24,390
Overseas Shipholding Group, Inc. (Transportation)	150	11,160
Pacific Sunwear of California, Inc.* (Retail)	400	6,688
Packaging Corp. of America (Packaging & Containers)	550	17,512
Palm, Inc. (Computers)	650	5,863
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	200	3,688
Parametric Technology Corp.* (Software)	700	13,370
Patterson-UTI Energy, Inc. (Oil & Gas)	950	18,943
PDL BioPharma, Inc.* (Biotechnology)	700	14,840
Pentair, Inc. (Miscellaneous Manufacturing)	600	21,234
Pepco Holdings, Inc. (Electric)	1,200	34,188
PepsiAmericas, Inc. (Beverages)	350	12,502
Perrigo Co. (Pharmaceuticals)	450	10,670
Petsmart, Inc. (Retail)	800	23,960
Pharmaceutical Product Development, Inc. (Commercial Services)	650	27,456
Phillips-Van Heusen Corp. (Apparel)	350	16,730
Pioneer Natural Resources Co. (Oil & Gas)	750	38,265
Plains Exploration & Production Co.* (Oil & Gas)	450	22,927
Plantronics, Inc. (Telecommunications)	300	8,205
PMI Group, Inc. (Insurance)	500	8,015
PNM Resources, Inc. (Electric)	450	11,255
Pogo Producing Co. (Oil & Gas)	350	20,846
Polycom, Inc.* (Telecommunications)	550	15,389
Potlatch Corp. (Forest Products & Paper)	200	9,532
Powerwave Technologies, Inc.* (Telecommunications)	800	4,448
Pride International, Inc.* (Oil & Gas)	1,000	36,900
Protective Life Corp. (Insurance)	400	17,148
Psychiatric Solutions, Inc.* (Healthcare - Services)	300	11,880
Puget Energy, Inc. (Electric)	700	19,775
Quanta Services, Inc.* (Commercial Services)	1,050	34,650
Quicksilver Resources, Inc.* (Oil & Gas)	300	17,100
Radian Group, Inc. (Insurance)	500	6,295
Raymond James Financial Corp. (Diversified Financial Services)	550	20,487
Rayonier, Inc. (Forest Products & Paper)	450	21,730
Regency Centers Corp. (REIT)	400	28,592
Regis Corp. (Retail)	250	8,400
Reliance Steel & Aluminum Co. (Iron/Steel)	400	23,340
Rent-A-Center, Inc.* (Commercial Services)	400	6,400
Republic Services, Inc. (Environmental Control)	1,000	34,190
ResMed, Inc.* (Healthcare - Products)	450	18,643
RF Micro Devices, Inc.* (Telecommunications)	1,200	7,464
Rollins, Inc. (Commercial Services)	150	4,556
Roper Industries, Inc. (Miscellaneous Manufacturing)	550	38,945
Ross Stores, Inc. (Retail)	850	22,967
RPM, Inc. (Chemicals)	750	16,072
Ruby Tuesday, Inc. (Retail)	300	4,791
Ruddick Corp. (Food)	200	6,800
Saks, Inc. (Retail)	900	19,044
SCANA Corp. (Electric)	700	28,413
Scholastic Corp.* (Media)	150	5,937
Scientific Games Corp. - Class A* (Entertainment)	400	14,460
SEI Investments Co. (Software)	800	25,296
Semtech Corp.* (Semiconductors)	350	5,989
Sensient Technologies Corp. (Chemicals)	250	7,473
Sepracor, Inc.* (Pharmaceuticals)	650	17,901
Sequa Corp. - Class A* (Aerospace/Defense)	50	8,691
Sierra Pacific Resources (Electric)	1,350	22,774
Silicon Laboratories, Inc.* (Semiconductors)	300	13,110
Smithfield Foods, Inc.* (Food)	700	20,069
Sonoco Products Co. (Packaging & Containers)	600	18,552
Sotheby’s (Commercial Services)	400	21,668
Southwestern Energy Co.* (Oil & Gas)	1,050	54,316
SPX Corp. (Miscellaneous Manufacturing)	300	30,390
SRA International, Inc. - Class A* (Computers)	250	6,865
StanCorp Financial Group, Inc. (Insurance)	300	16,539
Steel Dynamics, Inc. (Iron/Steel)	550	29,271
Stericycle, Inc.* (Environmental Control)	550	32,081
STERIS Corp. (Healthcare - Products)	400	11,616
Strayer Education, Inc. (Commercial Services)	50	9,323
Superior Energy Services, Inc.* (Oil & Gas Services)	500	18,540
SVB Financial Group* (Banks)	200	10,358
Sybase, Inc.* (Software)	550	15,730
Synopsys, Inc.* (Computers)	900	25,434
TCF Financial Corp. (Banks)	650	14,801
Tech Data Corp.* (Distribution/Wholesale)	300	11,799

See accompanying notes to the Schedules of Portfolio Investments.

Techne Corp.* (Healthcare - Products)	200	13,048
Teleflex, Inc. (Miscellaneous Manufacturing)	200	14,642
Telephone & Data Systems, Inc. (Telecommunications)	650	45,370
Terra Industries, Inc.* (Chemicals)	550	20,289
The Brink’s Co. (Miscellaneous Manufacturing)	300	18,795
The Colonial BancGroup, Inc. (Banks)	950	18,221
The Commerce Group, Inc. (Insurance)	250	9,123
The Corporate Executive Board Co. (Commercial Services)	200	14,250
The Macerich Co. (REIT)	450	38,569
The Ryland Group, Inc. (Home Builders)	250	7,108
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	250	11,473
The Timberland Co. - Class A* (Apparel)	300	5,853
The Warnaco Group, Inc.* (Apparel)	250	10,173
Thomas & Betts Corp.* (Electronics)	300	16,803
Thor Industries, Inc. (Home Builders)	200	9,600
Tidewater, Inc. (Oil & Gas Services)	350	19,134
Timken Co. (Metal Fabricate/Hardware)	550	18,293
Toll Brothers, Inc.* (Home Builders)	750	17,182
Tootsie Roll Industries, Inc. (Food)	150	3,866
Trinity Industries, Inc. (Miscellaneous Manufacturing)	500	18,070
TriQuint Semiconductor, Inc.* (Semiconductors)	850	5,330
Tupperware Corp. (Household Products/Wares)	350	12,635
UDR, Inc. (REIT)	800	18,992
United Rentals, Inc.*(Commercial Services)	450	15,385
Unitrin, Inc. (Insurance)	300	13,893
Universal Corp. (Agriculture)	150	7,311
Universal Health Services, Inc. - Class B (Healthcare - Services)	300	14,625
Urban Outfitters, Inc.* (Retail)	700	17,689
UTStarcom, Inc.* (Telecommunications)	650	2,080
Valassis Communications, Inc.* (Commercial Services)	300	2,955
Valeant Pharmaceuticals International* (Pharmaceuticals)	550	8,003
Valspar Corp. (Chemicals)	600	15,018
ValueClick, Inc.* (Internet)	600	16,314
Varian, Inc.* (Electronics)	150	11,084
VCA Antech, Inc.* (Pharmaceuticals)	500	23,025
Vectren Corp. (Gas)	450	12,618
Ventana Medical Systems, Inc.* (Healthcare - Products)	150	13,200
Vertex Pharmaceuticals, Inc.* (Biotechnology)	800	25,872
Vishay Intertechnology, Inc.* (Electronics)	1,150	14,479
W.R. Berkley Corp. (Insurance)	1,000	30,090
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	500	16,610
Washington Federal, Inc. (Savings & Loans)	500	12,080
Washington Post Co. - Class B (Media)	50	42,450
Webster Financial Corp. (Banks)	300	10,872
Weingarten Realty Investors (REIT)	450	17,217
WellCare Health Plans, Inc.* (Healthcare - Services)	250	6,048
Werner Enterprises, Inc. (Transportation)	250	4,755
Westamerica Bancorp (Banks)	150	7,212
Westar Energy, Inc. (Electric)	550	14,641
Western Digital Corp.* (Computers)	1,350	34,992
WGL Holdings, Inc. (Gas)	300	10,176
Williams Sonoma, Inc. (Retail)	550	17,292
Wilmington Trust Corp. (Banks)	400	14,548
Wind River Systems, Inc.* (Software)	450	5,630
Wisconsin Energy Corp. (Electric)	700	33,516
Worthington Industries, Inc. (Metal Fabricate/Hardware)	400	10,000
YRC Worldwide, Inc.* (Transportation)	350	8,603
Zebra Technologies Corp. - Class A* (Machinery-Diversified)	400	15,636

TOTAL COMMON STOCKS (Cost $5,037,307)		7,204,807

	Principal Amount
Repurchase Agreements (25.9%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $847,110 (Collateralized by $864,000 of various U.S. Treasury Securities, 4.50%-4.625%, 10/24/08-2/15/09, market value $868,037)	$847,000	847,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $253,033 (Collateralized by $255,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/15/13, market value $259,308)	253,000	253,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,484,194 (Collateralized by $1,484,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $1,514,376)	1,484,000	1,484,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,584,000)		2,584,000

TOTAL INVESTMENT SECURITIES (Cost $7,621,307)—98.1%		9,788,807
Net other assets (liabilities) — 1.9%		187,112

NET ASSETS — 100.0%		$9,975,919

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P MidCap 400 Futures Contract expiring December 2007 (Underlying face amount at value $912,400)	2	$44,591
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring December 2007 (Underlying face amount at value $364,960)	4	(9,132)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 11/28/07	$1,498,858	$16,003
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 11/28/07	652,417	6,966

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.4%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.8%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.7%
Banks	1.8%
Beverages	0.3%
Biotechnology	1.1%
Building Materials	0.5%
Chemicals	3.2%
Coal	0.4%
Commercial Services	3.5%
Computers	2.6%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.6%
Diversified Financial Services	1.5%
Electric	3.8%
Electrical Components & Equipment	0.9%
Electronics	1.8%
Engineering & Construction	0.7%
Entertainment	0.3%
Environmental Control	0.7%
Food	0.9%
Forest Products & Paper	0.4%
Gas	0.7%
Hand/Machine Tools	0.4%
Healthcare - Products	3.5%
Healthcare - Services	1.7%
Home Builders	0.7%
Home Furnishings	NM
Household Products/Wares	0.5%
Insurance	3.0%
Internet	1.4%
Iron/Steel	0.9%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	1.3%
Media	0.7%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	2.2%
Office Furnishings	0.2%
Oil & Gas	4.1%
Oil & Gas Services	2.2%
Packaging & Containers	0.4%
Pharmaceuticals	1.5%
Pipelines	0.6%
REIT	2.9%
Real Estate	0.2%
Retail	5.3%
Savings & Loans	0.7%
Semiconductors	1.9%
Software	2.5%
Telecommunications	2.3%
Textiles	0.3%
Transportation	0.6%
Trucking & Leasing	0.1%
Water	0.2%
Other**	27.8%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (77.7%)
3Com Corp.* (Telecommunications)	4,018	$19,608
AAR Corp.* (Aerospace/Defense)	392	12,564
Aaron Rents, Inc. (Commercial Services)	490	10,378
AbitibiBowater, Inc.* (Forest Products & Paper)	305	10,449
ABM Industries, Inc. (Commercial Services)	539	12,677
Acco Brands Corp.* (Household Products/Wares)	539	11,556
ACI Worldwide, Inc.* (Software)	392	8,965
Actuant Corp. - Class A (Miscellaneous Manufacturing)	294	20,280
Acuity Brands, Inc. (Miscellaneous Manufacturing)	392	18,738
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	343	15,071
Administaff, Inc. (Commercial Services)	294	11,725
ADTRAN, Inc. (Telecommunications)	588	14,153
Advance America Cash Advance Centers, Inc. (Commercial Services)	784	7,495
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	441	7,056
Advanta Corp. - Class B (Diversified Financial Services)	441	6,968
Advisory Board Co.* (Commercial Services)	245	15,731
Aecom Technology Corp.* (Engineering & Construction)	441	14,893
Aeropostale, Inc.* (Retail)	637	14,587
AFC Enterprises, Inc.* (Retail)	588	7,850
Affymetrix, Inc.* (Biotechnology)	637	16,218
Aftermarket Technology Corp.* (Auto Parts & Equipment)	343	11,840
Agilysys, Inc. (Computers)	441	7,629
AirTran Holdings, Inc.* (Airlines)	980	10,202
Alaska Air Group, Inc.* (Airlines)	441	11,201
Alaska Communications Systems Group, Inc. (Telecommunications)	735	11,958
Albany International Corp. - Class A (Machinery-Diversified)	343	12,863
Alesco Financial, Inc. (REIT)	1,176	4,680
Alexandria Real Estate Equities, Inc. (REIT)	245	25,269
Alexion Pharmaceuticals, Inc.* (Biotechnology)	343	26,239
Align Technology, Inc.* (Healthcare - Products)	588	12,172
Alkermes, Inc.* (Pharmaceuticals)	1,029	16,670
Alliance One International, Inc.* (Agriculture)	1,176	7,679
Allscripts Healthcare Solutions, Inc.* (Software)	539	14,930
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	539	17,022
Alpha Natural Resources, Inc.* (Coal)	735	20,168
Alpharma, Inc. - Class A* (Pharmaceuticals)	441	9,093
AMAG Pharmaceuticals, Inc.* (Biotechnology)	147	9,606
Amedisys, Inc.* (Healthcare - Services)	294	12,480
AMERCO* (Trucking & Leasing)	147	9,486
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	490	13,455
American Campus Communities, Inc. (REIT)	490	13,936
American Commercial Lines, Inc.* (Transportation)	637	9,498
American Dental Partners, Inc.* (Healthcare - Services)	392	9,718
American Equity Investment Life Holding Co. (Insurance)	931	9,096
American Financial Realty Trust (REIT)	1,715	11,559
American Medical Systems Holdings, Inc.* (Healthcare - Products)	784	10,027
American Physicians Capital, Inc. (Insurance)	294	12,807
American Reprographics Co.* (Software)	343	6,956
American States Water Co. (Water)	539	24,498
American Superconductor Corp.* (Electrical Components & Equipment)	490	13,304
AmericanWest Bancorp (Banks)	735	14,208
AMERIGROUP Corp.* (Healthcare - Services)	539	18,865
Ameris Bancorp (Banks)	588	9,914
Ameristar Casinos, Inc. (Lodging)	343	11,165
Ameron International Corp. (Miscellaneous Manufacturing)	147	15,857
Amkor Technology, Inc.* (Semiconductors)	1,029	11,659
AMN Healthcare Services, Inc.* (Commercial Services)	441	8,383
ANADIGICS, Inc.* (Semiconductors)	686	10,119
Analogic Corp. (Electronics)	196	11,201
Andrew Corp.* (Telecommunications)	1,519	22,269
Anixter International, Inc.* (Telecommunications)	245	17,603
ANSYS, Inc.* (Software)	735	28,525
Anworth Mortgage Asset Corp. (REIT)	1,323	9,036
Apex Silver Mines, Ltd.ADR* (Mining)	588	12,054
Apogee Enterprises, Inc. (Building Materials)	392	9,224
Apollo Investment Corp. (Investment Companies)	882	18,346
Applebee’s International, Inc. (Retail)	735	18,625
Applera Corp.-Celera Genomics Group* (Biotechnology)	1,029	16,783
Applied Industrial Technologies, Inc. (Machinery-Diversified)	490	17,370
Applied Micro Circuits Corp.* (Semiconductors)	3,724	11,991
Apria Healthcare Group, Inc.* (Healthcare - Services)	441	10,659
AptarGroup, Inc. (Miscellaneous Manufacturing)	637	28,474
Aquila, Inc.* (Electric)	4,508	18,843
Arbitron, Inc. (Commercial Services)	294	14,882

See accompanying notes to the Schedules of Portfolio Investments.

Arch Chemicals, Inc. (Chemicals)	343	15,648
Arena Pharmaceuticals, Inc.* (Biotechnology)	882	8,476
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,617	8,247
Ariba, Inc.* (Internet)	1,078	13,949
Arlington Tankers, Ltd.ADR (Transportation)	588	14,465
Array BioPharma, Inc.* (Pharmaceuticals)	833	9,330
Arris Group, Inc.* (Telecommunications)	1,029	11,834
ArthroCare Corp.* (Healthcare - Products)	294	19,063
ArvinMeritor, Inc. (Auto Parts & Equipment)	784	11,627
Ashford Hospitality Trust (REIT)	1,323	13,018
Aspen Insurance Holdings, Ltd. (Insurance)	833	22,791
Aspen Technology, Inc.* (Software)	931	16,237
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	931	8,193
Assured Guaranty, Ltd.ADR (Insurance)	686	15,826
Astec Industries, Inc.* (Machinery - Construction & Mining)	245	11,103
Atheros Communications* (Telecommunications)	539	18,919
Atlas America, Inc. (Oil & Gas)	245	14,137
ATMI, Inc.* (Semiconductors)	392	12,599
ATP Oil & Gas Corp.* (Oil & Gas)	245	14,051
Atwood Oceanics, Inc.* (Oil & Gas)	245	20,639
Authorize.Net Holdings, Inc.* (Internet)	539	12,596
Avid Technology, Inc.* (Software)	441	12,961
Avocent Corp.* (Internet)	539	14,569
Badger Meter, Inc. (Electronics)	392	15,072
Baldor Electric Co. (Hand/Machine Tools)	441	17,781
Bally Technologies, Inc.* (Entertainment)	588	23,714
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	588	11,448
BankFinancial Corp. (Savings & Loans)	980	15,602
Banner Corp. (Banks)	441	14,403
Barnes Group, Inc. (Miscellaneous Manufacturing)	490	17,998
Basic Energy Services, Inc.* (Oil & Gas Services)	490	9,697
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	588	5,286
BearingPoint, Inc.* (Commercial Services)	2,107	10,093
Beazer Homes USA, Inc. (Home Builders)	392	4,402
Belden, Inc. (Electrical Components & Equipment)	392	22,842
Belo Corp. - Class A (Media)	882	16,317
Benchmark Electronics, Inc.* (Electronics)	686	14,070
Berry Petroleum Co. - Class A (Oil & Gas)	392	19,098
Big 5 Sporting Goods Corp. (Retail)	441	7,872
Bill Barrett Corp.* (Oil & Gas)	294	13,759
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	196	18,930
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	980	27,175
BioMed Realty Trust, Inc. (REIT)	735	17,559
Blackbaud, Inc. (Software)	539	14,526
Blackboard, Inc.* (Software)	343	17,116
Blockbuster, Inc. - Class A* (Retail)	2,254	11,856
Blue Nile, Inc.* (Internet)	147	11,619
Bob Evans Farms, Inc. (Retail)	441	12,427
Borders Group, Inc. (Retail)	637	9,823
Borland Software Corp.* (Software)	1,715	7,512
Boston Private Financial Holdings, Inc. (Banks)	588	16,911
Bowne & Co., Inc. (Commercial Services)	588	10,219
Brady Corp. - Class A (Electronics)	490	18,081
Briggs & Stratton Corp. (Machinery-Diversified)	490	11,030
Bright Horizons Family Solutions, Inc.* (Commercial Services)	343	13,308
Brightpoint, Inc.* (Distribution/Wholesale)	588	9,526
Bristow Group, Inc.* (Transportation)	245	12,223
Brooks Automation, Inc.* (Semiconductors)	784	10,176
Brown Shoe Co., Inc. (Retail)	490	9,996
Brush Engineered Materials, Inc.* (Mining)	245	11,834
Buckeye Technologies, Inc.* (Forest Products & Paper)	686	12,293
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	343	28,297
Buffalo Wild Wings, Inc.* (Retail)	196	6,009
C-COR, Inc.* (Telecommunications)	637	7,810
CACI International, Inc. - Class A* (Computers)	294	15,832
Calamos Asset Management, Inc. (Diversified Financial Services)	441	15,003
California Water Service Group (Water)	539	23,926
Callaway Golf Co. (Leisure Time)	833	14,428
Capital City Bank Group, Inc. (Banks)	539	15,194
Capital Lease Funding, Inc. (REIT)	1,274	11,925
Carrizo Oil & Gas, Inc.* (Oil & Gas)	245	12,591
Carter’s, Inc.* (Apparel)	588	12,983
Cascade Corp. (Machinery-Diversified)	147	9,258
Casey’s General Stores, Inc. (Retail)	539	15,361
Cash America International, Inc. (Retail)	343	13,377
Cbeyond, Inc.* (Telecommunications)	245	9,584
CBRE Realty Finance, Inc. (REIT)	882	4,304
CBRL Group, Inc. (Retail)	294	11,731
Centene Corp.* (Healthcare - Services)	539	12,575
Centennial Bank Holdings, Inc.* (Banks)	1,666	9,163
Centerline Holding Co. (Diversified Financial Services)	735	10,143

See accompanying notes to the Schedules of Portfolio Investments.

Central European Distribution Corp.* (Distribution/Wholesale)	392	20,847
Central Garden & Pet Co. - Class A* (Household Products/Wares)	931	7,746
Central Vermont Public Service Corp. (Electric)	294	9,343
Century Aluminum Co.* (Mining)	245	14,257
Cenveo, Inc.* (Commercial Services)	588	13,277
Cepheid, Inc.* (Healthcare - Products)	735	19,022
Ceradyne, Inc.* (Miscellaneous Manufacturing)	245	16,760
CF Industries Holdings, Inc. (Chemicals)	490	43,071
Champion Enterprises, Inc.* (Home Builders)	882	10,461
Charlotte Russe Holding, Inc.* (Retail)	343	4,970
Charming Shoppes, Inc.* (Retail)	1,274	9,453
Charter Communications, Inc. - Class A* (Media)	4,018	8,317
Chattem, Inc.* (Cosmetics/Personal Care)	196	14,563
Checkpoint Systems, Inc.* (Electronics)	441	13,340
Chemed Corp. (Commercial Services)	245	14,043
Cherokee, Inc. (Apparel)	343	13,068
Chipotle Mexican Grill, Inc. - Class B* (Retail)	294	36,256
Chiquita Brands International, Inc.* (Food)	539	10,106
Christopher & Banks Corp. (Retail)	490	6,723
Cincinnati Bell, Inc.* (Telecommunications)	2,646	14,341
Cirrus Logic, Inc.* (Semiconductors)	1,225	7,534
Citadel Broadcasting Corp. (Media)	2,499	10,996
Citi Trends, Inc.* (Retail)	245	4,792
Citizens Republic Bancorp, Inc. (Banks)	882	13,424
CKE Restaurants, Inc. (Retail)	686	11,099
Clarcor, Inc. (Miscellaneous Manufacturing)	539	19,652
Cleco Corp. (Electric)	686	18,076
CMGI, Inc.* (Internet)	5,243	7,393
CNET Networks, Inc.* (Internet)	1,764	14,253
CoBiz Financial, Inc. (Banks)	784	13,994
Coeur d’Alene Mines Corp.* (Mining)	2,891	11,419
Cogent Communications Group, Inc.* (Internet)	490	13,563
Cognex Corp. (Machinery-Diversified)	588	10,572
Cohen & Steers, Inc. (Diversified Financial Services)	196	7,370
Coherent, Inc.* (Electronics)	392	12,858
Cohu, Inc. (Semiconductors)	539	8,840
Coinmatch Service Corp. - Class A (Commercial Services)	1,176	15,441
Coinstar, Inc.* (Commercial Services)	392	13,504
Collective Brands, Inc.* (Retail)	588	10,872
Columbia Banking System, Inc. (Banks)	637	19,792
Community Banks, Inc. (Banks)	441	13,389
Community Trust Bancorp, Inc. (Banks)	490	14,283
Commvault Systems, Inc.* (Software)	539	10,963
Compass Minerals International, Inc. (Mining)	392	14,469
Complete Production Services, Inc.* (Oil & Gas Services)	441	8,776
Comstock Resources, Inc.* (Oil & Gas)	441	16,119
Comtech Telecommunications Corp.* (Telecommunications)	245	13,291
Conceptus, Inc.* (Healthcare - Products)	490	10,746
Concur Technologies, Inc.* (Software)	490	17,660
CONMED Corp.* (Healthcare - Products)	392	11,148
Consolidated Communications Holdings, Inc. (Telecommunications)	539	10,731
Consolidated Water Co., Ltd.ADR (Water)	539	17,868
Consolidated-Tomoka Land Co. (Real Estate)	196	13,430
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	588	13,101
Corinthian Colleges, Inc.* (Commercial Services)	1,029	16,865
Corporate Office Properties Trust (REIT)	392	16,201
Corus Bankshares, Inc. (Banks)	637	7,020
CoStar Group, Inc.* (Commercial Services)	245	14,088
Crosstex Energy, Inc. (Oil & Gas)	490	18,066
CSG Systems International, Inc.* (Software)	490	10,060
CSK Auto Corp.* (Retail)	588	6,703
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	637	14,906
Curtiss-Wright Corp. (Aerospace/Defense)	441	24,824
CV Therapeutics, Inc.* (Pharmaceuticals)	735	7,526
Cymer, Inc.* (Electronics)	343	14,577
Daktronics, Inc. (Electronics)	392	11,689
Darling International, Inc.* (Environmental Control)	1,029	10,352
Dawson Geophysical Co.* (Oil & Gas Services)	147	11,732
DCT Industrial Trust, Inc. (REIT)	1,862	19,979
DealerTrack Holdings, Inc.* (Internet)	343	16,838
Deckers Outdoor Corp.* (Apparel)	147	20,549
Deerfield Triarc Capital Corp. (REIT)	882	8,423
Delta Petroleum Corp.* (Oil & Gas)	686	12,828
Deluxe Corp. (Commercial Services)	490	19,767
DeVry, Inc. (Commercial Services)	588	32,158
DiamondRock Hospitality Co. (REIT)	1,029	19,716
Digi International, Inc.* (Software)	686	11,003
Digital Realty Trust, Inc. (REIT)	539	23,711
Digital River, Inc.* (Internet)	392	20,800
Dionex Corp.* (Electronics)	196	17,248
DJO, Inc.* (Healthcare - Products)	294	14,685
Dobson Communications Corp. - Class A* (Telecommunications)	1,519	19,656

See accompanying notes to the Schedules of Portfolio Investments.

Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	294	10,143
Dress Barn, Inc.* (Retail)	490	8,031
Drill-Quip, Inc.* (Oil & Gas Services)	245	13,066
DTS, Inc.* (Home Furnishings)	490	13,931
Dycom Industries, Inc.* (Engineering & Construction)	441	12,458
Eagle Bulk Shipping, Inc.ADR (Transportation)	588	20,045
EarthLink, Inc.* (Internet)	1,764	13,953
Eclipsys Corp.* (Software)	539	12,160
Edge Petroleum Corp.* (Oil & Gas)	588	5,339
Education Realty Trust, Inc. (REIT)	1,176	15,217
El Paso Electric Co.* (Electric)	637	15,511
Electronics for Imaging, Inc.* (Computers)	588	13,406
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	441	10,981
EMCOR Group, Inc.* (Engineering & Construction)	588	20,245
Empire District Electric Co. (Electric)	882	21,212
Employers Holdings, Inc. (Insurance)	735	14,083
EMS Technologies, Inc.* (Telecommunications)	539	15,114
Emulex Corp.* (Semiconductors)	784	16,981
Encompass Services Corp.*,(a) (Commercial Services)	1	0
Encore Acquisition Co.* (Oil & Gas)	539	19,781
Encore Wire Corp. (Electrical Components & Equipment)	343	7,203
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	392	10,698
EnergySouth, Inc. (Gas)	294	16,523
Ennis, Inc. (Household Products/Wares)	490	10,016
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	245	10,047
Entegris, Inc.* (Semiconductors)	1,421	12,974
Entertainment Properties Trust (REIT)	294	16,132
Entravision Communications Corp.* (Media)	1,078	9,810
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,421	13,542
Epicor Software Corp.* (Software)	833	9,729
Equinix, Inc.* (Internet)	294	34,298
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	294	12,169
Euronet Worldwide, Inc.* (Commercial Services)	490	15,695
Evergreen Solar, Inc.* (Energy - Alternate Sources)	1,078	12,462
Excel Technology, Inc.* (Electronics)	490	13,789
EXCO Resources, Inc.* (Oil & Gas)	637	10,753
Exelixis, Inc.* (Biotechnology)	1,225	13,475
Exponent, Inc.* (Commercial Services)	539	16,283
Extra Space Storage, Inc. (REIT)	1,029	16,176
Federal Agricultural Mortgage Corp. - Class C (Diversified Financial Services)	343	10,067
FEI Co.* (Electronics)	392	11,372
FelCor Lodging Trust, Inc. (REIT)	686	14,365
Ferro Corp. (Chemicals)	539	11,168
Finisar Corp.* (Telecommunications)	2,940	6,821
First BanCorp (Banks)	1,029	9,045
First Financial Holdings, Inc. (Savings & Loans)	490	14,151
First Merchants Corp. (Banks)	686	15,126
First Place Financial Corp. (Savings & Loans)	637	10,632
First Potomac Realty Trust (REIT)	637	13,313
First State Bancorporation (Banks)	686	11,641
Fisher Communications, Inc.* (Media)	245	11,826
Fleetwood Enterprises, Inc.* (Home Builders)	1,029	9,261
FLIR Systems, Inc.* (Electronics)	588	40,801
Flow International Corp.* (Machinery-Diversified)	784	6,593
Flowers Foods, Inc. (Food)	735	16,126
Flushing Financial Corp. (Savings & Loans)	882	14,994
Force Protection, Inc.* (Auto Manufacturers)	637	11,402
FormFactor, Inc.* (Semiconductors)	441	17,248
Forward Air Corp. (Transportation)	441	14,390
Fossil, Inc.* (Household Products/Wares)	441	16,564
Foundry Networks, Inc.* (Telecommunications)	1,323	27,968
FPIC Insurance Group, Inc.* (Insurance)	294	12,283
Franklin Bank Corp. Houston* (Savings & Loans)	833	6,439
Fremont General Corp. (Banks)	735	2,036
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	1,960	8,428
FTI Consulting, Inc.* (Commercial Services)	392	21,286
Fuel Tech, Inc.* (Environmental Control)	294	8,694
FuelCell Energy, Inc.* (Energy - Alternate Sources)	1,127	11,338
Fuller (H.B.) Co. (Chemicals)	588	17,305
Gartner Group, Inc.* (Commercial Services)	686	15,023
Gaylord Entertainment Co.* (Lodging)	392	21,356
Gemstar-TV Guide International, Inc.* (Media)	2,793	19,244
Genco Shipping & Trading, Ltd.ADR (Transportation)	245	17,613
GenCorp, Inc.* (Aerospace/Defense)	931	10,967
General Communication, Inc. - Class A* (Telecommunications)	833	9,771
Genesco, Inc.* (Retail)	245	11,319
Genesee & Wyoming, Inc. - Class A* (Transportation)	441	12,930
GeoEye, Inc.* (Telecommunications)	441	13,808
Georgia Gulf Corp. (Chemicals)	490	5,929
Gevity HR, Inc. (Commercial Services)	441	4,401
Gladstone Capital Corp. (Investment Companies)	588	11,072
GMH Communities Trust (REIT)	1,176	8,679

See accompanying notes to the Schedules of Portfolio Investments.

Golden Telecom, Inc. (Telecommunications)	196	20,276
Goodman Global, Inc.* (Building Materials)	490	12,079
GrafTech International, Ltd.* (Electrical Components & Equipment)	980	18,522
Granite Construction, Inc. (Engineering & Construction)	294	12,589
Great Wolf Resorts, Inc.* (Entertainment)	882	11,519
Greatbatch, Inc.* (Electrical Components & Equipment)	343	8,527
Greenhill & Co., Inc. (Diversified Financial Services)	196	14,500
Greif Brothers Corp. - Class A (Packaging & Containers)	294	18,698
Grey Wolf, Inc.* (Oil & Gas)	1,813	10,207
Group 1 Automotive, Inc. (Retail)	294	9,129
GulfMark Offshore, Inc.* (Transportation)	245	11,412
Haemonetics Corp.* (Healthcare - Products)	294	15,109
Harleysville National Corp. (Banks)	931	14,030
Harvest Natural Resources, Inc.* (Oil & Gas)	882	12,136
Haynes International, Inc.* (Metal Fabricate/Hardware)	147	12,865
HealthExtras, Inc.* (Pharmaceuticals)	392	11,423
HEALTHSOUTH Corp.* (Healthcare - Services)	784	15,719
Healthways, Inc.* (Healthcare - Services)	343	20,820
Hecla Mining Co.* (Mining)	1,225	11,785
HEICO Corp. (Aerospace/Defense)	392	21,340
Heidrick & Struggles International, Inc. (Commercial Services)	245	10,589
Helen of Troy, Ltd.ADR* (Household Products/Wares)	392	7,056
Hercules Offshore, Inc.* (Oil & Gas Services)	294	7,950
Hercules Technology Growth Capital, Inc. (Investment Companies)	980	12,573
Hercules, Inc. (Chemicals)	1,078	20,277
Herman Miller, Inc. (Office Furnishings)	539	14,672
Hersha Hospitality Trust (REIT)	1,225	13,242
Hexcel Corp.* (Aerospace/Defense Equipment)	931	23,303
Hibbett Sports, Inc.* (Retail)	441	10,403
Highwoods Properties, Inc. (REIT)	539	19,382
Hilb, Rogal, and Hobbs Co. (Insurance)	343	15,116
Hologic, Inc.* (Healthcare - Products)	490	33,286
Horizon Lines, Inc. - Class A (Transportation)	441	13,874
Horizon Offshore, Inc.* (Oil & Gas Services)	490	7,889
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	245	9,580
Hub Group, Inc. - Class A* (Transportation)	441	11,188
Hudson Highland Group, Inc.* (Commercial Services)	392	4,500
Human Genome Sciences, Inc.* (Biotechnology)	1,568	14,833
Huron Consulting Group, Inc.* (Commercial Services)	196	13,696
Iconix Brand Group, Inc.* (Apparel)	588	13,436
IDACORP, Inc. (Electric)	539	18,806
IHS, Inc. - Class A* (Computers)	343	21,626
II-VI, Inc.* (Electronics)	343	11,916
IKON Office Solutions, Inc. (Office/Business Equipment)	1,078	14,230
Illumina, Inc.* (Biotechnology)	490	27,513
Imation Corp. (Computers)	392	8,734
Immucor, Inc.* (Healthcare - Products)	637	20,543
Independent Bank Corp. (Banks)	490	14,494
Independent Bank Corp. (Banks)	784	8,279
Infinity Property & Casualty Corp. (Insurance)	294	11,825
Informatica Corp.* (Software)	931	15,901
Infospace, Inc. (Internet)	490	9,472
Ingles Markets, Inc. - Class A (Food)	294	8,159
Innospec, Inc. (Chemicals)	392	8,346
Insight Enterprises, Inc.* (Retail)	588	16,252
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	490	6,889
Integra Bank Corp. (Banks)	735	12,664
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	490	14,146
InterDigital, Inc.* (Telecommunications)	490	10,530
Interface, Inc. - Class A (Office Furnishings)	686	13,123
Interline Brands, Inc.* (Building Materials)	392	9,365
Intermec, Inc.* (Machinery-Diversified)	637	16,193
InterMune, Inc.* (Biotechnology)	343	6,833
Internap Network Services Corp.* (Internet)	588	9,796
International Coal Group, Inc.* (Coal)	1,568	8,436
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	343	22,998
Interwoven, Inc.* (Internet)	735	10,430
inVentiv Health, Inc.* (Advertising)	343	14,485
Inverness Medical Innovations, Inc.* (Healthcare - Products)	441	26,500
ION Geophysical Corp.* (Oil & Gas Services)	735	11,135
IPC Holdings, Ltd.ADR (Insurance)	637	19,053
iPCS, Inc. (Telecommunications)	343	12,262
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,078	18,994
ITC Holdings Corp. (Electric)	490	28,048
Itron, Inc.* (Electronics)	294	31,602
J. Crew Group, Inc.* (Retail)	343	12,828
j2 Global Communications, Inc.* (Internet)	539	18,159
Jack Henry & Associates, Inc. (Computers)	735	21,477
Jack in the Box, Inc.* (Retail)	588	18,446
Jackson Hewitt Tax Service, Inc. (Commercial Services)	392	12,250

See accompanying notes to the Schedules of Portfolio Investments.

JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	392	10,388
Jamba, Inc.* (Retail)	980	5,331
Jer Investors Trust, Inc. (REIT)	784	8,757
JetBlue Airways Corp.* (Airlines)	1,568	14,316
Jo-Ann Stores, Inc.* (Retail)	294	5,665
Jos. A. Bank Clothiers, Inc.* (Retail)	245	7,156
K-V Pharmaceutical Co.* (Pharmaceuticals)	441	13,821
Kadant, Inc.* (Machinery-Diversified)	343	11,137
Kaiser Aluminum Corp. (Mining)	147	11,140
Kaman Corp. (Aerospace/Defense)	392	14,782
Kaydon Corp. (Metal Fabricate/Hardware)	294	15,814
KBW, Inc.* (Diversified Financial Services)	343	10,389
KEMET Corp.* (Electronics)	1,323	9,354
Kenexa Corp.* (Commercial Services)	294	8,620
Kindred Healthcare, Inc.* (Healthcare - Services)	294	6,245
KNBT Bancorp, Inc. (Savings & Loans)	1,127	19,317
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,029	13,799
Knight Transportation, Inc. (Transportation)	686	10,955
Knightsbridge Tankers, Ltd.ADR (Transportation)	392	9,988
Knoll, Inc. (Office Furnishings)	539	10,236
Korn/Ferry International* (Commercial Services)	490	9,388
Kulicke & Soffa Industries, Inc.* (Semiconductors)	980	7,419
Kyphon, Inc.* (Healthcare - Products)	441	31,258
L-1 Identity Solutions, Inc.* (Electronics)	637	11,829
Labor Ready, Inc.* (Commercial Services)	539	9,476
Laclede Group, Inc. (Gas)	686	23,866
Lance, Inc. (Food)	490	10,378
LandAmerica Financial Group, Inc. (Insurance)	147	4,085
Landauer, Inc. (Commercial Services)	294	14,485
LaSalle Hotel Properties (REIT)	441	18,222
Lattice Semiconductor Corp.* (Semiconductors)	1,813	7,578
Lawson Software, Inc.* (Software)	1,421	16,043
Layne Christensen Co.* (Engineering & Construction)	245	13,950
LCA-Vision, Inc. (Healthcare - Products)	245	4,182
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	882	6,606
Lear Corp.* (Auto Parts & Equipment)	686	24,374
Lee Enterprises, Inc. (Media)	588	9,437
Life Time Fitness, Inc.* (Leisure Time)	294	17,828
LifeCell Corp.* (Biotechnology)	392	17,272
Ligand Pharmaceuticals, Inc. - Class B (Pharmaceuticals)	1,274	6,854
Lin TV Corp. - Class A* (Media)	441	6,425
Littelfuse, Inc.* (Electrical Components & Equipment)	294	9,358
Live Nation, Inc.* (Commercial Services)	637	13,020
LKQ Corp.* (Distribution/Wholesale)	588	22,673
LodgeNet Entertainment Corp.* (Media)	343	7,399
Longs Drug Stores Corp. (Retail)	294	15,438
LoopNet, Inc.* (Internet)	441	8,313
LTC Properties, Inc. (REIT)	686	17,383
Luminex Corp.* (Healthcare - Products)	735	11,716
M&F Worldwide Corp.* (Food)	147	7,713
Macrovision Corp.* (Entertainment)	539	12,936
Magellan Health Services, Inc.* (Healthcare - Services)	392	16,503
Maguire Properties, Inc. (REIT)	441	12,017
Manhattan Associates, Inc.* (Computers)	392	11,823
MannKind Corp.* (Pharmaceuticals)	637	5,816
Mariner Energy, Inc.* (Oil & Gas)	833	20,825
Martek Biosciences Corp.* (Biotechnology)	490	14,969
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	588	14,547
MasTec, Inc.* (Telecommunications)	637	10,058
Matria Healthcare, Inc.* (Healthcare - Services)	294	7,550
Matrix Service Co.* (Oil & Gas Services)	343	10,115
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	392	17,863
Mattson Technology, Inc.* (Semiconductors)	931	8,081
Max Capital Group, Ltd. (Insurance)	686	19,407
MAXIMUS, Inc. (Commercial Services)	245	11,740
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	490	8,320
MCG Capital Corp. (Investment Companies)	882	12,357
McGrath Rentcorp (Commercial Services)	392	13,438
Medarex, Inc.* (Pharmaceuticals)	1,225	14,639
Mediacom Communications Corp. - Class A* (Media)	1,078	6,199
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	539	16,003
Mentor Corp. (Healthcare - Products)	392	16,687
Mentor Graphics Corp.* (Computers)	931	14,915
Meridian Bioscience, Inc. (Healthcare - Products)	539	17,836
Meritage Homes Corp.* (Home Builders)	294	4,730
Metal Management, Inc. (Environmental Control)	180	9,463
Methode Electronics, Inc. (Electronics)	637	7,988
MGE Energy, Inc. (Electric)	539	18,056
MGI Pharma, Inc.* (Pharmaceuticals)	784	25,543
Micros Systems, Inc.* (Computers)	392	28,153
Microsemi Corp.* (Semiconductors)	735	19,558
MicroStrategy, Inc. - Class A* (Software)	98	9,636

See accompanying notes to the Schedules of Portfolio Investments.

Midas, Inc.* (Commercial Services)	490	7,825
MKS Instruments, Inc.* (Semiconductors)	539	10,823
Mobile Mini, Inc.* (Storage/Warehousing)	441	7,907
Monaco Coach Corp. (Home Builders)	686	7,958
Monarch Casino & Resort, Inc.* (Lodging)	343	10,492
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,078	19,296
Moog, Inc. - Class A* (Aerospace/Defense)	392	18,091
MPS Group, Inc.* (Commercial Services)	1,078	13,162
MSC.Software Corp.* (Software)	735	10,143
Mueller Industries, Inc. (Metal Fabricate/Hardware)	441	15,858
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,274	14,969
MVC Capital, Inc. (Investment Companies)	539	9,195
Myriad Genetics, Inc.* (Biotechnology)	441	24,414
Nara Bancorp, Inc. (Banks)	784	12,136
Nash Finch Co. (Food)	196	7,340
NATCO Group, Inc. - Class A* (Oil & Gas Services)	245	13,061
National CineMedia, Inc. (Entertainment)	539	14,510
National Financial Partners (Diversified Financial Services)	392	21,431
Nationwide Health Properties, Inc. (REIT)	833	26,006
NCI Building Systems, Inc.* (Building Materials)	245	9,599
Nektar Therapeutics* (Biotechnology)	1,029	6,153
Net 1 UEPS Technologies, Inc.* (Commercial Services)	441	14,121
Netflix, Inc.* (Internet)	539	14,267
NETGEAR, Inc.* (Telecommunications)	392	13,853
NewAlliance Bancshares, Inc. (Savings & Loans)	1,225	17,138
NGP Capital Resources Co. (Investment Companies)	735	11,767
Nicor, Inc. (Gas)	441	19,082
Nordson Corp. (Machinery-Diversified)	343	18,350
North Pittsburgh Systems, Inc. (Telecommunications)	490	11,897
NorthStar Realty Finance Corp. (REIT)	980	9,163
Novatel Wireless, Inc.* (Telecommunications)	343	8,918
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	392	6,060
NTELOS Holdings Corp. (Telecommunications)	392	11,834
Nuance Communications, Inc.* (Software)	1,225	27,085
NuVasive, Inc.* (Healthcare - Products)	490	20,967
O’Charley’s, Inc. (Retail)	588	9,426
Oil States International, Inc.* (Oil & Gas Services)	441	19,047
Old Dominion Freight Line, Inc.* (Transportation)	392	8,855
Olin Corp. (Chemicals)	784	17,860
OM Group, Inc.* (Chemicals)	294	15,576
OMEGA Healthcare Investors, Inc. (REIT)	1,029	17,215
Omnicell, Inc.* (Software)	490	12,936
OmniVision Technologies, Inc.* (Semiconductors)	637	14,110
ON Semiconductor Corp.* (Semiconductors)	2,156	21,991
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	490	22,888
optionsXpress Holdings, Inc. (Diversified Financial Services)	490	14,582
OraSure Technologies, Inc.* (Healthcare - Products)	1,323	12,000
Orbital Sciences Corp.* (Aerospace/Defense)	637	16,263
Orthofix International N.V.ADR* (Healthcare - Products)	245	13,206
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	588	24,443
OSI Systems, Inc.* (Electronics)	343	8,585
Owens & Minor, Inc. (Distribution/Wholesale)	441	17,878
P.F. Chang’s China Bistro, Inc.* (Retail)	343	9,985
Pacer International, Inc. (Transportation)	490	7,223
Pacific Sunwear of California, Inc.* (Retail)	686	11,470
PAETEC Holding Corp.* (Telecommunications)	931	12,522
Palm, Inc. (Computers)	980	8,840
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	392	7,228
Parallel Petroleum Corp.* (Oil & Gas)	490	10,030
Parametric Technology Corp.* (Software)	1,029	19,654
PAREXEL International Corp.* (Commercial Services)	294	13,524
Parker Drilling Co.* (Oil & Gas)	1,176	9,925
Partners Trust Financial Group, Inc. (Savings & Loans)	1,421	17,649
Peet’s Coffee & Tea, Inc.* (Beverages)	490	13,362
Penn Virginia Corp. (Oil & Gas)	343	16,601
Performance Food Group Co.* (Food)	441	11,903
Perini Corp.* (Engineering & Construction)	245	14,051
Perot Systems Corp. - Class A* (Computers)	833	12,162
Perrigo Co. (Pharmaceuticals)	833	19,750
Petrohawk Energy Corp.* (Oil & Gas)	1,519	28,101
PetroQuest Energy, Inc.* (Oil & Gas)	637	8,217
Pharmion Corp.* (Pharmaceuticals)	294	14,147
Phase Forward, Inc.* (Software)	588	13,989
PHH Corp.* (Commercial Services)	539	12,052
PHI, Inc.* (Transportation)	392	13,563
Pier 1 Imports, Inc.* (Retail)	1,225	6,235
Pilgrim’s Pride Corp. (Food)	392	11,642

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle Entertainment, Inc.* (Entertainment)	588	17,170
Pinnacle Financial Partners, Inc.* (Banks)	588	17,164
Piper Jaffray* (Diversified Financial Services)	245	12,593
Plantronics, Inc. (Telecommunications)	490	13,402
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	588	21,168
Plexus Corp.* (Electronics)	490	12,642
PMA Capital Corp. - Class A* (Insurance)	1,176	11,642
PMC-Sierra, Inc.* (Semiconductors)	2,156	19,426
PNM Resources, Inc. (Electric)	784	19,608
Polaris Industries, Inc. (Leisure Time)	392	19,279
Polycom, Inc.* (Telecommunications)	784	21,936
PolyMedica Corp. (Healthcare - Products)	294	15,570
PolyOne Corp.* (Chemicals)	1,372	10,962
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	196	8,842
Post Properties, Inc. (REIT)	392	16,072
Potlatch Corp. (Forest Products & Paper)	441	21,018
Powerwave Technologies, Inc.* (Telecommunications)	1,568	8,718
Preferred Bank (Banks)	392	11,654
Presidential Life Corp. (Insurance)	637	11,218
Priceline.com, Inc.* (Internet)	343	31,933
PRIMEDIA, Inc. (Media)	539	4,910
ProAssurance Corp.* (Insurance)	343	18,913
Progress Software Corp.* (Software)	441	14,425
Prospect Capital Corp. (Investment Companies)	637	9,326
Provident New York Bancorp (Savings & Loans)	1,127	14,324
PSS World Medical, Inc.* (Healthcare - Products)	735	14,847
Psychiatric Solutions, Inc.* (Healthcare - Services)	539	21,344
QIAGEN N.V.ADR* (Biotechnology)	1,081	25,447
Quanex Corp. (Metal Fabricate/Hardware)	343	14,128
Quantum Corp.* (Computers)	3,038	12,152
Quest Software, Inc.* (Software)	735	12,789
Quiksilver, Inc.* (Apparel)	1,225	16,537
RAIT Financial Trust (REIT)	637	5,797
Ralcorp Holdings, Inc.* (Food)	294	16,552
Raven Industries, Inc. (Miscellaneous Manufacturing)	294	12,704
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	294	11,816
RC2 Corp.* (Toys/Games/Hobbies)	294	8,767
RealNetworks, Inc.* (Internet)	1,274	9,249
Realty Income Corp. (REIT)	980	28,949
Red Robin Gourmet Burgers, Inc.* (Retail)	294	11,766
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	441	12,211
Regal-Beloit Corp. (Hand/Machine Tools)	294	14,418
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	686	15,092
Regis Corp. (Retail)	441	14,818
Renasant Corp. (Banks)	588	13,671
Rent-A-Center, Inc.* (Commercial Services)	686	10,976
Resource Capital Corp. (REIT)	784	8,091
Resources Connection, Inc. (Commercial Services)	490	11,157
RF Micro Devices, Inc.* (Telecommunications)	1,960	12,191
Rimage Corp.* (Computers)	343	8,966
Robbins & Myers, Inc. (Machinery-Diversified)	196	14,171
Rock-Tenn Co. - Class A (Forest Products & Paper)	392	11,431
Rofin-Sinar Technologies, Inc.* (Electronics)	196	15,410
Rosetta Resources, Inc.* (Oil & Gas)	588	11,172
RTI International Metals, Inc.* (Mining)	196	15,323
Rudolph Technologies, Inc.* (Semiconductors)	588	7,662
Rush Enterprises, Inc.* (Retail)	656	11,119
Russ Berrie and Co., Inc.* (Household Products/Wares)	539	9,433
SAIC, Inc.* (Commercial Services)	931	18,350
Sally Beauty Holdings, Inc.* (Retail)	1,029	9,518
Sanderson Farms, Inc. (Food)	245	8,526
Sandy Spring Bancorp, Inc. (Banks)	490	14,563
Sapient Corp.* (Internet)	1,176	8,232
Savient Pharmaceuticals, Inc.* (Biotechnology)	686	9,659
SAVVIS, Inc.* (Telecommunications)	294	11,107
ScanSource, Inc.* (Distribution/Wholesale)	392	14,480
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	245	16,187
Scholastic Corp.* (Media)	441	17,455
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	392	10,984
Sciele Pharma, Inc.* (Pharmaceuticals)	441	11,219
Seabright Insurance Holdings* (Insurance)	686	11,442
Seacoast Banking Corp. of Florida (Banks)	637	9,332
Security Bank Corp. (Banks)	686	7,148
Select Comfort Corp.* (Retail)	588	6,721
Selective Insurance Group, Inc. (Insurance)	686	16,677
Semtech Corp.* (Semiconductors)	833	14,253
Senior Housing Properties Trust (REIT)	882	19,774
Senomyx, Inc.* (Commercial Services)	637	7,364
Signature Bank* (Banks)	392	13,387
Silgan Holdings, Inc. (Packaging & Containers)	245	13,370
Silicon Image, Inc.* (Semiconductors)	1,127	7,179
Sinclair Broadcast Group, Inc. - Class A (Media)	735	8,849
SiRF Technology Holdings, Inc.* (Semiconductors)	539	16,068
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	637	10,434

See accompanying notes to the Schedules of Portfolio Investments.

SkyWest, Inc. (Airlines)	588	16,047
Skyworks Solutions, Inc.* (Semiconductors)	1,715	15,812
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	588	5,198
Sohu.com, Inc.* (Internet)	343	20,549
Sonic Corp.* (Retail)	735	18,213
SONICWALL, Inc.* (Internet)	1,127	11,653
SonoSite, Inc.* (Healthcare - Products)	343	12,070
Sonus Networks, Inc.* (Telecommunications)	2,352	16,229
Sotheby’s (Commercial Services)	588	31,852
Southwest Bancorp, Inc. (Banks)	588	11,131
Spansion, Inc. - Class A* (Semiconductors)	980	6,909
Spartan Motors, Inc. (Auto Parts & Equipment)	441	6,192
Spartan Stores, Inc. (Food)	343	7,625
Spartech Corp. (Chemicals)	392	6,025
Spherion Corp.* (Commercial Services)	1,029	8,973
SPSS, Inc.* (Software)	245	9,310
Stage Stores, Inc. (Retail)	539	10,112
Standard Microsystems Corp.* (Semiconductors)	343	13,377
Standard Pacific Corp. (Home Builders)	686	3,293
Standex International Corp. (Miscellaneous Manufacturing)	539	11,556
Steiner Leisure, Ltd.ADR* (Commercial Services)	245	11,020
STERIS Corp. (Healthcare - Products)	637	18,498
Sterling Financial Corp. (Savings & Loans)	588	13,230
Steven Madden, Ltd. (Apparel)	343	7,645
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,421	12,888
Stifel Financial Corp.* (Diversified Financial Services)	196	11,123
Stone Energy Corp.* (Oil & Gas)	343	15,291
Strategic Hotels & Resorts, Inc. (REIT)	784	17,123
Strayer Education, Inc. (Commercial Services)	147	27,410
Suffolk Bancorp (Banks)	441	14,566
Sunrise Assisted Living, Inc.* (Healthcare - Services)	441	16,317
Sunstone Hotel Investors, Inc. (REIT)	686	19,078
Superior Bancorp* (Banks)	1,470	11,231
Superior Essex, Inc.* (Electrical Components & Equipment)	294	9,776
SureWest Communications (Telecommunications)	392	10,380
Swift Energy Co.* (Oil & Gas)	294	13,944
Sybase, Inc.* (Software)	784	22,422
Symmetricom, Inc.* (Telecommunications)	1,127	5,342
Synaptics, Inc.* (Computers)	294	15,979
Take-Two Interactive Software, Inc.* (Software)	735	13,803
Taser International, Inc.* (Electronics)	784	13,054
Technitrol, Inc. (Electronics)	441	12,970
Technology Investment Capital Corp. (Investment Companies)	833	10,871
Tekelec* (Telecommunications)	686	9,055
Teledyne Technologies, Inc.* (Aerospace/Defense)	343	17,942
TeleTech Holdings, Inc.* (Commercial Services)	392	9,773
Tempur-Pedic International, Inc. (Home Furnishings)	735	26,460
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	490	14,999
Terra Industries, Inc.* (Chemicals)	882	32,537
Tessera Technologies, Inc.* (Semiconductors)	441	16,842
Tetra Tech, Inc.* (Environmental Control)	637	14,874
Texas Capital Bancshares, Inc.* (Banks)	588	13,012
Texas Industries, Inc. (Building Materials)	245	17,900
The Children’s Place Retail Stores, Inc.* (Retail)	245	6,272
The Commerce Group, Inc. (Insurance)	539	19,668
The Genlyte Group, Inc.* (Building Materials)	245	15,949
The Geo Group, Inc.* (Commercial Services)	539	17,049
The Gymboree Corp.* (Apparel)	343	11,672
The Hain Celestial Group, Inc.* (Food)	490	17,179
The Medicines Co.* (Pharmaceuticals)	588	11,260
The Men’s Wearhouse, Inc. (Retail)	490	20,707
The Middleby Corp.* (Machinery-Diversified)	196	12,773
The Pantry, Inc.* (Retail)	245	6,865
The Pep Boys - Manny, Moe & Jack (Retail)	490	7,208
The Phoenix Cos., Inc. (Insurance)	1,274	17,556
The Spectranetics Corp.* (Healthcare - Products)	882	14,112
The Steak n Shake Co.* (Retail)	833	12,620
The Timberland Co. - Class A* (Apparel)	539	10,516
The TriZetto Group, Inc.* (Internet)	588	9,608
The Ultimate Software Group, Inc.* (Software)	392	13,528
The Warnaco Group, Inc.* (Apparel)	490	19,938
Thoratec Corp.* (Healthcare - Products)	637	12,721
THQ, Inc.* (Software)	588	15,929
Tibco Software, Inc.* (Internet)	1,960	17,993
TierOne Corp. (Savings & Loans)	343	7,838
Time Warner Telecom, Inc. - Class A* (Telecommunications)	1,274	29,608
Titan International, Inc. (Auto Parts & Equipment)	294	8,896
TiVo, Inc.* (Home Furnishings)	1,568	11,180
TNS, Inc. (Commercial Services)	784	12,662
TreeHouse Foods, Inc.* (Food)	441	12,304
Triarc Cos., Inc. (Retail)	833	9,330
TriCo Bancshares (Banks)	588	12,995

See accompanying notes to the Schedules of Portfolio Investments.

Trident Microsystems, Inc.* (Software)	588	4,428
TriQuint Semiconductor, Inc.* (Semiconductors)	2,107	13,211
Tronox, Inc. - Class B (Chemicals)	735	6,049
Trump Entertainment Resorts, Inc.* (Lodging)	588	4,581
TrustCo Bank Corp. NY (Banks)	1,960	20,658
Tupperware Corp. (Household Products/Wares)	637	22,996
Tween Brands, Inc.* (Retail)	294	9,026
TXCO Resources, Inc.* (Oil & Gas)	784	9,102
UAP Holding Corp. (Chemicals)	588	18,716
UCBH Holdings, Inc. (Banks)	1,029	17,565
UIL Holdings Corp. (Electric)	441	15,514
Under Armour, Inc. - Class A* (Retail)	245	15,251
United America Indemnity, Ltd. - Class A* (Insurance)	588	12,965
United Natural Foods, Inc.* (Food)	490	14,181
United Online, Inc. (Internet)	882	15,523
United Stationers, Inc.* (Distribution/Wholesale)	245	14,188
United Therapeutics Corp.* (Pharmaceuticals)	245	16,768
Universal American Financial Corp.* (Insurance)	637	15,454
Universal Corp. (Agriculture)	245	11,941
Universal Health Realty Income Trust (REIT)	490	18,115
Urstadt Biddle Properties - Class A (REIT)	882	14,659
USA Mobility, Inc. (Telecommunications)	392	6,131
USEC, Inc.* (Mining)	833	7,330
UTStarcom, Inc.* (Telecommunications)	1,568	5,018
Vail Resorts, Inc.* (Entertainment)	294	17,843
Valassis Communications, Inc.* (Commercial Services)	588	5,792
Valeant Pharmaceuticals International* (Pharmaceuticals)	931	13,546
Valmont Industries, Inc. (Metal Fabricate/Hardware)	196	18,761
ValueClick, Inc.* (Internet)	931	25,314
Varian, Inc.* (Electronics)	294	21,724
Veeco Instruments, Inc.* (Semiconductors)	588	10,625
Ventana Medical Systems, Inc.* (Healthcare - Products)	294	25,872
Viad Corp. (Commercial Services)	294	10,419
ViaSat, Inc.* (Telecommunications)	343	10,462
Vignette Corp.* (Internet)	588	10,137
ViroPharma, Inc.* (Pharmaceuticals)	784	6,750
VistaPrint, Ltd.ADR* (Commercial Services)	441	20,978
Visteon Corp.* (Auto Parts & Equipment)	1,470	9,335
Volcom, Inc.* (Apparel)	196	5,733
W-H Energy Services, Inc.* (Oil & Gas Services)	294	16,923
W.R. Grace & Co.* (Chemicals)	686	20,306
Wabtec Corp. (Machinery-Diversified)	490	18,390
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	784	26,044
Walter Industries, Inc. (Holding Companies - Diversified)	539	16,515
Warren Resources, Inc.* (Oil & Gas)	833	12,645
Washington Group International, Inc.* (Engineering & Construction)	245	23,851
Watsco, Inc. (Distribution/Wholesale)	245	10,202
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	392	18,687
Watts Water Technologies, Inc. - Class A (Electronics)	343	9,751
WD-40 Co. (Household Products/Wares)	392	15,523
Websense, Inc.* (Internet)	490	9,016
West Coast Bancorp (Banks)	539	14,618
West Pharmaceutical Services, Inc. (Healthcare - Products)	343	14,180
Westar Energy, Inc. (Electric)	931	24,783
Whiting Petroleum Corp.* (Oil & Gas)	343	18,543
Willbros Group, Inc.ADR* (Oil & Gas Services)	343	13,127
Wind River Systems, Inc.* (Software)	980	12,260
Winn-Dixie Stores, Inc.* (Food)	343	8,109
Winnebago Industries, Inc. (Home Builders)	392	10,106
Winthrop Realty Trust (REIT)	2,156	11,772
WMS Industries, Inc.* (Leisure Time)	490	16,988
Wolverine World Wide, Inc. (Apparel)	588	15,076
Woodward Governor Co. (Electronics)	294	19,698
World Acceptance Corp.* (Diversified Financial Services)	245	7,904
World Fuel Services Corp. (Retail)	294	13,021
Worthington Industries, Inc. (Metal Fabricate/Hardware)	686	17,150
Wright Express Corp.* (Commercial Services)	441	17,067
Wright Medical Group, Inc.* (Healthcare - Products)	490	12,985
WSFS Financial Corp. (Savings & Loans)	245	14,127
XenoPort, Inc.* (Pharmaceuticals)	245	12,025
Zale Corp.* (Retail)	490	10,329
Zenith National Insurance Corp. (Insurance)	392	15,751
Zoltek Cos., Inc.* (Chemicals)	245	10,841
Zoran Corp.* (Semiconductors)	588	14,994
Zumiez, Inc.* (Retail)	245	10,256

See accompanying notes to the Schedules of Portfolio Investments.

Zymogenetics, Inc.* (Pharmaceuticals)	686	9,227

TOTAL COMMON STOCKS (Cost $9,268,222)		10,997,993

	Principal Amount
Repurchase Agreements (27.7%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,285,167 (Collateralized by $1,187,000 of various U.S. Treasury Securities, 4.50%-6.25%, 10/24/08-5/15/29, market value $1,312,279)	$1,285,000	1,285,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $384,050 (Collateralized by $386,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/15/13, market value $392,269)	384,000	384,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $2,248,294 (Collateralized by $2,248,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $2,294,014)	2,248,000	2,248,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,917,000)		3,917,000

TOTAL INVESTMENT SECURITIES (Cost $13,185,222)—105.4%		14,914,993
Net other assets (liabilities) — (5.4)%		(769,773)

NET ASSETS — 100.0%		$14,145,220

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

(a)	Escrowed security

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $830,200)	2	$46,591
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $166,040)	2	0

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/07	$1,463,808	$10,959
Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/07	1,033,357	10,978

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.1%
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.0%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.8%
Banks	3.5%
Beverages	0.1%
Biotechnology	2.0%
Building Materials	0.6%
Chemicals	1.6%
Coal	0.2%
Commercial Services	5.7%
Computers	1.5%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.8%
Electric	1.2%
Electrical Components & Equipment	0.8%
Electronics	2.8%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.6%
Environmental Control	0.4%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare - Products	3.1%
Healthcare - Services	1.3%
Holding Companies - Diversified	0.1%
Home Builders	0.4%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Insurance	2.2%
Internet	3.1%

See accompanying notes to the Schedules of Portfolio Investments.

Investment Companies	0.8%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.3%
Machinery - Construction & Mining	0.3%
Machinery-Diversified	1.1%
Media	1.0%
Metal Fabricate/Hardware	0.8%
Mining	0.9%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.6%
Oil & Gas Services	1.3%
Packaging & Containers	0.2%
Pharmaceuticals	2.7%
REIT	3.8%
Real Estate	0.1%
Retail	4.4%
Savings & Loans	1.1%
Semiconductors	2.8%
Software	3.2%
Storage/Warehousing	0.1%
Telecommunications	3.8%
Toys/Games/Hobbies	0.3%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.3%
Other**	22.3%

**	Includes any non-equity securities and net other assets (liabilities).

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (96.4%)
Activision, Inc.* (Software)	36,036	$852,251
Adobe Systems, Inc.* (Software)	81,900	3,923,010
Akamai Technologies, Inc.* (Internet)	22,386	877,307
Altera Corp. (Semiconductors)	68,796	1,349,778
Amazon.com, Inc.* (Internet)	38,766	3,455,989
Amgen, Inc.* (Biotechnology)	72,072	4,188,104
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	18,018	811,170
Apollo Group, Inc. - Class A* (Commercial Services)	25,116	1,990,694
Apple Computer, Inc.* (Computers)	172,536	32,773,213
Applied Materials, Inc. (Semiconductors)	101,556	1,972,218
Autodesk, Inc.* (Software)	33,852	1,655,363
BEA Systems, Inc.* (Software)	51,870	876,603
Bed Bath & Beyond, Inc.* (Retail)	51,870	1,760,468
Biogen Idec, Inc.* (Biotechnology)	44,772	3,332,828
Broadcom Corp. - Class A* (Semiconductors)	60,606	1,972,725
C.H. Robinson Worldwide, Inc. (Transportation)	24,024	1,199,278
Cadence Design Systems, Inc.* (Computers)	41,496	813,322
Celgene Corp.* (Biotechnology)	54,054	3,567,564
Cephalon, Inc.* (Pharmaceuticals)	9,282	684,455
Check Point Software Technologies, Ltd.ADR* (Internet)	31,122	786,142
CheckFree Corp.* (Internet)	12,012	570,930
Cintas Corp. (Textiles)	27,300	999,180
Cisco Systems, Inc.* (Telecommunications)	308,490	10,198,679
Citrix Systems, Inc.* (Software)	30,576	1,314,462
Cognizant Technology Solutions Corp.* (Computers)	40,404	1,675,150
Comcast Corp. - Special Class A* (Media)	206,388	4,344,467
Costco Wholesale Corp. (Retail)	32,760	2,203,438
Dell, Inc.* (Computers)	119,028	3,642,257
DENTSPLY International, Inc. (Healthcare - Products)	20,748	860,627
Discovery Holding Co. - Class A* (Media)	33,852	965,121
eBay, Inc.* (Internet)	144,144	5,203,598
EchoStar Communications Corp. - Class A* (Media)	30,576	1,497,001
Electronic Arts, Inc.* (Software)	44,772	2,736,465
Expedia, Inc.* (Internet)	39,312	1,283,930
Expeditors International of Washington, Inc. (Transportation)	30,030	1,521,019
Express Scripts, Inc.* (Pharmaceuticals)	32,760	2,067,156
Fastenal Co. (Distribution/Wholesale)	20,202	898,585
Fiserv, Inc.* (Software)	29,484	1,633,414
Flextronics International, Ltd.ADR* (Electronics)	93,912	1,156,057
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	10,374	1,537,945
Garmin, Ltd.ADR (Electronics)	28,392	3,049,301
Genzyme Corp.* (Biotechnology)	46,956	3,567,247
Gilead Sciences, Inc.* (Pharmaceuticals)	129,948	6,002,298
Google, Inc. - Class A* (Internet)	20,202	14,282,814
Henry Schein, Inc.* (Healthcare - Products)	12,558	752,224
IAC/InterActiveCorp* (Internet)	42,588	1,254,642
Infosys Technologies, Ltd.ADR (Software)	15,834	806,584
Intel Corp. (Semiconductors)	291,018	7,828,384
Intuit, Inc.* (Software)	60,060	1,932,130
Intuitive Surgical, Inc.* (Healthcare - Products)	5,460	1,784,710
Joy Global, Inc. (Machinery - Construction & Mining)	15,288	887,621
Juniper Networks, Inc.* (Telecommunications)	48,048	1,729,728
KLA -Tencor Corp. (Semiconductors)	33,306	1,753,561
Lam Research Corp.* (Semiconductors)	18,018	904,504
Lamar Advertising Co. (Advertising)	10,920	583,783
Leap Wireless International, Inc.* (Telecommunications)	10,920	778,705
Level 3 Communications, Inc.* (Telecommunications)	212,940	645,208
Liberty Global, Inc. - Class A* (Media)	27,846	1,092,955
Liberty Media Holding Corp. - Interactive Series A* (Internet)	82,446	1,750,329
Linear Technology Corp. (Semiconductors)	42,042	1,388,227
Logitech International SAADR* (Computers)	25,116	887,097
Marvell Technology Group, Ltd.ADR* (Semiconductors)	80,262	1,447,124
Microchip Technology, Inc. (Semiconductors)	25,662	851,209
Microsoft Corp. (Software)	459,186	16,902,637
Millicom International Cellular SAADR* (Telecommunications)	13,650	1,603,602
Monster Worldwide, Inc.* (Internet)	19,110	775,484
Network Appliance, Inc.* (Computers)	52,962	1,667,773
NII Holdings, Inc. - Class B* (Telecommunications)	24,024	1,393,392
NVIDIA Corp.* (Semiconductors)	76,440	2,704,447
Oracle Corp.* (Software)	303,030	6,718,175
PACCAR, Inc. (Auto Manufacturers)	59,769	3,320,766
Patterson Cos., Inc.* (Healthcare - Products)	19,110	747,392
Patterson-UTI Energy, Inc. (Oil & Gas)	22,386	446,377
Paychex, Inc. (Commercial Services)	51,870	2,167,129
Petsmart, Inc. (Retail)	19,110	572,344
Qualcomm, Inc. (Telecommunications)	287,196	12,271,885
Research In Motion, Ltd.ADR* (Computers)	79,716	9,925,439
Ross Stores, Inc. (Retail)	19,656	531,105
Ryanair Holdings PLCADR* (Airlines)	16,380	805,732
SanDisk Corp.* (Computers)	29,484	1,309,090
Sears Holdings Corp.* (Retail)	21,294	2,870,218
Sepracor, Inc.* (Pharmaceuticals)	14,742	405,995
Sigma-Aldrich Corp. (Chemicals)	18,018	930,990
Sirius Satellite Radio, Inc.* (Media)	224,952	755,839
Staples, Inc. (Retail)	68,250	1,592,955
Starbucks Corp.* (Retail)	147,420	3,933,166
Sun Microsystems, Inc.* (Computers)	218,946	1,250,182
Symantec Corp.* (Internet)	131,040	2,460,931
See accompanying notes to the Schedules of Portfolio Investments.

Telefonaktiebolaget LM EricssonADR (Telecommunications)	20,202	607,070
Tellabs, Inc.* (Telecommunications)	35,490	312,667
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	86,814	3,820,684
UAL Corp.* (Airlines)	15,288	732,295
VeriSign, Inc.* (Internet)	33,306	1,135,402
Vertex Pharmaceuticals, Inc.* (Biotechnology)	19,656	635,675
Virgin Media, Inc. (Telecommunications)	50,778	1,122,702
Whole Foods Market, Inc. (Food)	19,656	973,758
Wynn Resorts, Ltd. (Lodging)	16,926	2,732,364
Xilinx, Inc. (Semiconductors)	56,238	1,372,207
XM Satellite Radio Holdings, Inc. - Class A* (Media)	44,772	594,572
Yahoo!, Inc.* (Internet)	91,728	2,852,741

TOTAL COMMON STOCKS (Cost $228,176,056)		266,067,530

	Principal Amount
Repurchase Agreements (2.9%)
HSBC, 4.68%, 11/1/07, dated 10/31/07, with a repurchase price of $2,609,339 (Collateralized by $2,294,000 Federal National Mortgage Association, 6.25%, 5/15/29, market value $2,661,314)	$2,609,000	2,609,000
Merrill Lynch, 4.66%, 11/1/07, dated 10/31/07, with a repurchase price of $782,101 (Collateralized by $788,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $798,411)	782,000	782,000
UBS, 4.70%, 11/1/07, dated 10/31/07, with a repurchase price of $4,561,595 (Collateralized by $4,464,000 Federal Home Loan Mortgage Corp., 5.625%, 3/15/11, market value $4,652,771)	4,561,000	4,561,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,952,000)		7,952,000

TOTAL INVESTMENT SECURITIES (Cost $236,128,056)—99.3%		274,019,530
Net other assets (liabilities) — 0.7%		1,951,132

NET ASSETS — 100.0%		$275,970,662

*	Non-income producing security

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $21,609,600)	96	$2,215,728
Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $13,731,100)	305	(308,183)

NASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.2%
Airlines	0.6%
Auto Manufacturers	1.2%
Biotechnology	5.5%
Chemicals	0.3%
Commercial Services	1.5%
Computers	19.6%
Distribution/Wholesale	0.3%
Electronics	1.5%
Engineering & Construction	0.6%
Food	0.4%
Healthcare - Products	1.5%
Internet	13.4%
Lodging	1.0%
Machinery - Construction & Mining	0.3%
Media	3.4%
Oil & Gas	0.2%
Pharmaceuticals	5.1%
Retail	4.8%
Semiconductors	8.4%
Software	14.2%
Telecommunications	11.0%
Textiles	0.4%
Transportation	1.0%
Other **	3.6%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (101.4%)
3M Co. (Miscellaneous Manufacturing)	1,216	$105,014
Abbott Laboratories (Pharmaceuticals)	3,040	166,045
ACE, Ltd.ADR (Insurance)	1,520	92,127
Advanced Micro Devices, Inc.* (Semiconductors)	2,584	33,799
Aetna, Inc. (Healthcare - Services)	2,432	136,605
AFLAC, Inc. (Insurance)	760	47,713
Agilent Technologies, Inc.* (Electronics)	1,368	50,411
Air Products & Chemicals, Inc. (Chemicals)	1,064	104,112
Alcoa, Inc. (Mining)	3,952	156,460
Allegheny Energy, Inc.* (Electric)	608	36,881
Allegheny Technologies, Inc. (Iron/Steel)	304	31,060
Allied Waste Industries, Inc.* (Environmental Control)	1,216	15,370
Allstate Corp. (Insurance)	2,888	151,331
Alltel Corp. (Telecommunications)	1,672	118,963
Altera Corp. (Semiconductors)	760	14,911
Altria Group, Inc. (Agriculture)	4,864	354,732
Ameren Corp. (Electric)	912	49,303
American Capital Strategies, Ltd. (Investment Companies)	304	13,197
American Electric Power, Inc. (Electric)	1,824	87,935
Ameriprise Financial, Inc. (Diversified Financial Services)	456	28,719
AmerisourceBergen Corp. (Pharmaceuticals)	912	42,964
Analog Devices, Inc. (Semiconductors)	912	30,516
AON Corp. (Insurance)	1,368	61,998
Apartment Investment and Management Co. - Class A (REIT)	456	21,309
Apple Computer, Inc.* (Computers)	1,824	346,469
Applied Materials, Inc. (Semiconductors)	4,104	79,700
Archer-Daniels-Midland Co. (Agriculture)	1,216	43,508
Ashland, Inc. (Chemicals)	304	17,851
Assurant, Inc. (Insurance)	456	26,649
AT&T, Inc. (Telecommunications)	28,728	1,200,543
AutoNation, Inc.* (Retail)	760	13,444
Avalonbay Communities, Inc. (REIT)	304	37,286
Avery Dennison Corp. (Household Products/Wares)	304	17,602
Baker Hughes, Inc. (Oil & Gas Services)	608	52,726
Bank of America Corp. (Banks)	20,520	990,706
Bank of New York Mellon Corp. (Banks)	5,320	259,882
BB&T Corp. (Banks)	2,432	89,911
Bear Stearns Cos., Inc. (Diversified Financial Services)	608	69,069
Bemis Co., Inc. (Packaging & Containers)	456	12,841
Big Lots, Inc.* (Retail)	304	7,290
Biogen Idec, Inc.* (Biotechnology)	760	56,574
BMC Software, Inc.* (Software)	608	20,575
Boeing Co. (Aerospace/Defense)	1,672	164,843
Boston Properties, Inc. (REIT)	608	65,871
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,968	268,950
Broadcom Corp. - Class A* (Semiconductors)	1,064	34,633
Brunswick Corp. (Leisure Time)	456	10,173
Burlington Northern Santa Fe Corp. (Transportation)	912	79,481
CA, Inc. (Software)	1,520	40,204
Carnival Corp. - Class AADR (Leisure Time)	760	36,465
Caterpillar, Inc. (Machinery - Construction & Mining)	1,368	102,066
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	304	7,412
CBS Corp. - Class B (Media)	3,648	104,698
CenterPoint Energy, Inc. (Electric)	1,368	22,928
Centex Corp. (Home Builders)	304	7,618
CenturyTel, Inc. (Telecommunications)	456	20,087
ChevronTexaco Corp. (Oil & Gas)	4,712	431,195
Chubb Corp. (Insurance)	1,824	97,310
Ciena Corp.* (Telecommunications)	304	14,549
CIGNA Corp. (Insurance)	456	23,935
Cincinnati Financial Corp. (Insurance)	760	30,233
Circuit City Stores, Inc. (Retail)	608	4,821
CIT Group, Inc. (Diversified Financial Services)	912	32,139
Citigroup, Inc. (Diversified Financial Services)	22,496	942,582
Citizens Communications Co. (Telecommunications)	1,520	20,003
Clear Channel Communications, Inc. (Media)	1,064	40,187
CMS Energy Corp. (Electric)	1,064	18,056
Coca-Cola Co. (Beverages)	3,800	234,688
Coca-Cola Enterprises, Inc. (Beverages)	1,216	31,385
Comcast Corp. - Special Class A* (Media)	9,728	204,774
Comerica, Inc. (Banks)	760	35,477
Computer Sciences Corp.* (Computers)	760	44,376
Compuware Corp.* (Software)	1,672	16,720
ConAgra Foods, Inc. (Food)	2,280	54,104
ConocoPhillips (Oil & Gas)	7,600	645,696
CONSOL Energy, Inc. (Coal)	456	25,764
Consolidated Edison, Inc. (Electric)	1,216	57,261
Constellation Brands, Inc.* (Beverages)	456	11,455
Constellation Energy Group, Inc. (Electric)	304	28,789
Convergys Corp.* (Commercial Services)	304	5,572
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	608	31,853
Corning, Inc. (Telecommunications)	5,168	125,427
Costco Wholesale Corp. (Retail)	2,128	143,129
Covidien, Ltd.ADR (Healthcare - Products)	912	37,939
CSX Corp. (Transportation)	1,976	88,466
Cummins, Inc. (Machinery-Diversified)	608	72,936
CVS Corp. (Retail)	3,040	126,981

See accompanying notes to the Schedules of Portfolio Investments.

Dean Foods Co. (Food)	304	8,442
Deere & Co. (Machinery-Diversified)	608	94,179
Developers Diversified Realty Corp. (REIT)	608	30,643
Dillards, Inc. - Class A (Retail)	304	7,001
DIRECTV Group, Inc.* (Media)	2,280	60,374
Discover Financial Services (Diversified Financial Services)	760	14,668
Dominion Resources, Inc. (Electric)	1,672	153,205
Dover Corp. (Miscellaneous Manufacturing)	608	27,968
Dow Jones & Co., Inc. (Media)	304	18,182
DTE Energy Co. (Electric)	760	37,696
Du Pont (Chemicals)	4,256	210,715
Duke Energy Corp. (Electric)	5,776	110,726
Dynegy, Inc. - Class A* (Electric)	1,672	15,399
E* TRADE Financial Corp.* (Diversified Financial Services)	912	10,160
Eastman Chemical Co. (Chemicals)	304	20,243
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,368	39,207
Eaton Corp. (Miscellaneous Manufacturing)	608	56,289
Edison International (Electric)	760	44,148
El Paso Corp. (Pipelines)	3,192	56,371
Electronic Data Systems Corp. (Computers)	2,432	52,507
Eli Lilly & Co. (Pharmaceuticals)	2,280	123,462
Embarq Corp. (Telecommunications)	608	32,175
EMC Corp.* (Computers)	6,384	162,090
Emerson Electric Co. (Electrical Components & Equipment)	2,432	127,121
Ensco International, Inc. (Oil & Gas)	304	16,869
Entergy Corp. (Electric)	912	109,321
Equifax, Inc. (Commercial Services)	304	11,704
Equity Residential Properties Trust (REIT)	1,368	57,155
Exelon Corp. (Electric)	1,520	125,826
Expedia, Inc.* (Internet)	456	14,893
Family Dollar Stores, Inc. (Retail)	304	7,706
Fannie Mae (Diversified Financial Services)	4,408	251,432
FedEx Corp. (Transportation)	456	47,123
Fifth Third Bancorp (Banks)	2,584	80,828
First Horizon National Corp. (Banks)	608	15,857
FirstEnergy Corp. (Electric)	1,520	105,944
Fluor Corp. (Engineering & Construction)	304	48,032
Ford Motor Co.* (Auto Manufacturers)	8,664	76,850
Fortune Brands, Inc. (Household Products/Wares)	304	25,466
FPL Group, Inc. (Electric)	1,824	124,798
Franklin Resources, Inc. (Diversified Financial Services)	304	39,423
Freddie Mac (Diversified Financial Services)	1,216	63,512
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,520	178,874
Gannett Co., Inc. (Media)	1,064	45,124
General Electric Co. (Miscellaneous Manufacturing)	28,272	1,163,676
General Growth Properties, Inc. (REIT)	608	33,051
General Mills, Inc. (Food)	912	52,650
General Motors Corp. (Auto Manufacturers)	2,584	101,267
Genuine Parts Co. (Distribution/Wholesale)	760	37,293
Genworth Financial, Inc. - Class A (Diversified Financial Services)	1,976	53,945
Goodrich Corp. (Aerospace/Defense)	608	42,353
Halliburton Co. (Oil & Gas Services)	1,976	77,894
Harrah’s Entertainment, Inc. (Lodging)	304	26,828
Hartford Financial Services Group, Inc. (Insurance)	1,520	147,486
Hasbro, Inc. (Toys/Games/Hobbies)	760	22,686
Heinz (H.J.) Co. (Food)	1,520	71,106
Hercules, Inc. (Chemicals)	304	5,718
Hess Corp. (Oil & Gas)	1,216	87,078
Hewlett-Packard Co. (Computers)	12,464	644,140
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,800	229,558
Host Marriott Corp. (REIT)	2,432	53,893
Hudson City Bancorp, Inc. (Savings & Loans)	912	14,282
Huntington Bancshares, Inc. (Banks)	1,064	19,056
IAC/InterActiveCorp* (Internet)	1,064	31,345
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	912	52,221
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	1,368	68,879
Integrys Energy Group, Inc. (Electric)	304	16,358
Intel Corp. (Semiconductors)	14,440	388,436
IntercontinentalExchange, Inc.* (Diversified Financial Services)	152	27,086
International Paper Co. (Forest Products & Paper)	2,128	78,651
Interpublic Group of Cos., Inc.* (Advertising)	1,520	15,732
J.C. Penney Co., Inc. (Retail)	1,064	59,839
J.P. Morgan Chase & Co. (Diversified Financial Services)	15,808	742,976
Janus Capital Group, Inc. (Diversified Financial Services)	608	20,982
JDS Uniphase Corp.* (Telecommunications)	760	11,598
Johnson Controls, Inc. (Auto Parts & Equipment)	2,736	119,618
Jones Apparel Group, Inc. (Apparel)	456	9,549
Juniper Networks, Inc.* (Telecommunications)	1,520	54,720
KB Home (Home Builders)	152	4,201
KeyCorp (Banks)	1,824	51,893
Kimberly-Clark Corp. (Household Products/Wares)	912	64,652
Kimco Realty Corp. (REIT)	760	31,555
King Pharmaceuticals, Inc.* (Pharmaceuticals)	304	3,222
Kraft Foods, Inc. (Food)	7,600	253,916
Kroger Co. (Food)	3,344	98,280
Legg Mason, Inc. (Diversified Financial Services)	152	12,607
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	760	14,767
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,520	96,277

See accompanying notes to the Schedules of Portfolio Investments.

Lennar Corp. - Class A (Home Builders)	304	6,946
Limited, Inc. (Retail)	1,520	33,455
Lincoln National Corp. (Insurance)	1,368	85,322
Linear Technology Corp. (Semiconductors)	608	20,076
Lockheed Martin Corp. (Aerospace/Defense)	912	100,356
Loews Corp. (Insurance)	2,128	104,464
LSI Logic Corp.* (Semiconductors)	1,216	8,026
M&T Bank Corp. (Banks)	152	15,121
Macy’s, Inc. (Retail)	2,432	77,897
Manor Care, Inc. (Healthcare - Services)	152	10,120
Marathon Oil Corp. (Oil & Gas)	3,344	197,731
Marriott International, Inc. - Class A (Lodging)	608	24,995
Marsh & McLennan Cos., Inc. (Insurance)	2,584	66,900
Marshall & Ilsley Corp. (Banks)	1,216	51,923
Masco Corp. (Building Materials)	1,824	43,922
Mattel, Inc. (Toys/Games/Hobbies)	912	19,052
MBIA, Inc. (Insurance)	304	13,084
McDonald’s Corp. (Retail)	2,584	154,265
McKesson Corp. (Commercial Services)	1,368	90,425
MeadWestvaco Corp. (Forest Products & Paper)	760	25,566
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,368	129,112
MEMC Electronic Materials, Inc.* (Semiconductors)	456	33,388
Merck & Co., Inc. (Pharmaceuticals)	9,880	575,609
Meredith Corp. (Media)	152	9,462
Merrill Lynch & Co., Inc. (Diversified Financial Services)	4,104	270,946
MetLife, Inc. (Insurance)	1,976	136,048
MGIC Investment Corp. (Insurance)	152	2,943
Microchip Technology, Inc. (Semiconductors)	456	15,126
Micron Technology, Inc.* (Semiconductors)	3,496	36,743
Microsoft Corp. (Software)	17,480	643,439
Molex, Inc. (Electrical Components & Equipment)	456	13,023
Molson Coors Brewing Co. - Class B (Beverages)	304	17,398
Monsanto Co. (Agriculture)	1,368	133,558
Monster Worldwide, Inc.* (Internet)	304	12,336
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,864	327,153
Motorola, Inc. (Telecommunications)	11,096	208,494
National City Corp. (Banks)	2,888	70,034
Newell Rubbermaid, Inc. (Housewares)	1,216	35,459
News Corp. - Class A (Media)	6,992	151,517
Nicor, Inc. (Gas)	152	6,577
NiSource, Inc. (Electric)	1,216	24,867
Noble Energy, Inc. (Oil & Gas)	152	11,634
Nordstrom, Inc. (Retail)	456	17,985
Norfolk Southern Corp. (Transportation)	1,216	62,806
Northern Trust Corp. (Banks)	456	34,296
Northrop Grumman Corp. (Aerospace/Defense)	1,520	127,102
Novell, Inc.* (Software)	1,520	11,491
Novellus Systems, Inc.* (Semiconductors)	304	8,637
NYSE Euronext (Diversified Financial Services)	456	42,805
Occidental Petroleum Corp. (Oil & Gas)	1,368	94,460
Office Depot, Inc.* (Retail)	608	11,406
OfficeMax, Inc. (Retail)	304	9,622
PACCAR, Inc. (Auto Manufacturers)	1,520	84,451
Pall Corp. (Miscellaneous Manufacturing)	304	12,181
Parker Hannifin Corp. (Miscellaneous Manufacturing)	912	73,297
Peabody Energy Corp. (Coal)	760	42,370
PerkinElmer, Inc. (Electronics)	608	16,732
Pfizer, Inc. (Pharmaceuticals)	14,440	355,368
PG&E Corp. (Electric)	1,520	74,374
Pinnacle West Capital Corp. (Electric)	456	18,422
Plum Creek Timber Co., Inc. (Forest Products & Paper)	760	33,949
PNC Financial Services Group (Banks)	1,368	98,715
PPG Industries, Inc. (Chemicals)	760	56,802
PPL Corp. (Electric)	1,672	86,442
Precision Castparts Corp. (Metal Fabricate/Hardware)	304	45,542
Principal Financial Group, Inc. (Insurance)	760	51,429
Progress Energy, Inc. (Electric)	1,216	58,368
ProLogis (REIT)	1,064	76,331
Prudential Financial, Inc. (Insurance)	2,128	205,820
Public Service Enterprise Group, Inc. (Electric)	1,216	116,250
Public Storage, Inc. (REIT)	304	24,615
Pulte Homes, Inc. (Home Builders)	456	6,767
Qwest Communications International, Inc.* (Telecommunications)	7,296	52,385
R.R. Donnelley & Sons Co. (Commercial Services)	1,064	42,869
Raytheon Co. (Aerospace/Defense)	1,976	125,693
Regions Financial Corp. (Banks)	3,344	90,689
Reynolds American, Inc. (Agriculture)	760	48,967
Robert Half International, Inc. (Commercial Services)	456	13,721
Rockwell International Corp. (Machinery-Diversified)	456	31,409
Rohm & Haas Co. (Chemicals)	608	31,543
Rowan Cos., Inc. (Oil & Gas)	456	17,775
Ryder System, Inc. (Transportation)	304	14,546
SAFECO Corp. (Insurance)	456	26,402
Safeway, Inc. (Food)	1,976	67,184
Sara Lee Corp. (Food)	3,344	55,310
Schering-Plough Corp. (Pharmaceuticals)	3,952	120,615
Schlumberger, Ltd.ADR (Oil & Gas Services)	2,888	278,894
Sealed Air Corp. (Packaging & Containers)	304	7,579
Sears Holdings Corp.* (Retail)	456	61,464

See accompanying notes to the Schedules of Portfolio Investments.

Sempra Energy (Gas)	1,216	74,796
Sherwin-Williams Co. (Chemicals)	152	9,716
Simon Property Group, Inc. (REIT)	1,064	110,773
Snap-on, Inc. (Hand/Machine Tools)	304	15,173
Southern Co. (Electric)	3,344	122,591
Southwest Airlines Co. (Airlines)	2,280	32,399
Sovereign Bancorp, Inc. (Savings & Loans)	1,064	15,354
Spectra Energy Corp. (Pipelines)	2,280	59,234
Sprint Corp. (Telecommunications)	13,224	226,130
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	608	34,571
State Street Corp. (Banks)	760	60,625
Sun Microsystems, Inc.* (Computers)	12,464	71,169
Sunoco, Inc. (Oil & Gas)	304	22,374
SunTrust Banks, Inc. (Banks)	1,672	121,387
SuperValu, Inc. (Food)	912	35,340
Synovus Financial Corp. (Banks)	760	20,034
T. Rowe Price Group, Inc. (Diversified Financial Services)	608	39,058
Target Corp. (Retail)	1,216	74,614
TECO Energy, Inc. (Electric)	912	15,349
Tektronix, Inc. (Electronics)	304	11,506
Tellabs, Inc.* (Telecommunications)	1,976	17,409
Temple-Inland, Inc. (Forest Products & Paper)	456	24,474
Tenet Healthcare Corp.* (Healthcare - Services)	2,128	7,469
Teradata Corp.* (Computers)	456	13,010
Teradyne, Inc.* (Semiconductors)	912	11,254
Terex Corp.* (Machinery - Construction & Mining)	304	22,563
Tesoro Petroleum Corp. (Oil & Gas)	304	18,401
Texas Instruments, Inc. (Semiconductors)	4,104	133,790
Textron, Inc. (Miscellaneous Manufacturing)	1,216	84,159
The Charles Schwab Corp. (Diversified Financial Services)	2,736	63,585
The Dow Chemical Co. (Chemicals)	4,408	198,536
The E.W. Scripps Co. - Class A (Media)	152	6,842
The Gap, Inc. (Retail)	1,216	22,982
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,216	301,471
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	760	22,914
The New York Times Co. - Class A (Media)	608	11,892
The Stanley Works (Hand/Machine Tools)	304	17,495
The Travelers Companies, Inc. (Insurance)	3,192	166,654
The Williams Cos., Inc. (Pipelines)	1,824	66,558
Thermo Electron Corp.* (Electronics)	1,064	62,574
Time Warner, Inc. (Media)	18,240	333,062
Titanium Metals Corp.* (Mining)	152	5,350
Torchmark Corp. (Insurance)	152	9,904
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	760	90,721
Tribune Co. (Media)	912	27,597
Tyco Electronics, Ltd. (Electronics)	1,672	59,640
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	2,280	93,868
Tyson Foods, Inc. - Class A (Food)	1,216	19,213
U.S. Bancorp (Banks)	8,056	267,137
Union Pacific Corp. (Transportation)	1,216	155,697
Unisys Corp.* (Computers)	1,520	9,242
United Parcel Service, Inc. - Class B (Transportation)	1,672	125,567
United States Steel Corp. (Iron/Steel)	608	65,603
UnumProvident Corp. (Insurance)	1,520	35,477
UST, Inc. (Agriculture)	304	16,209
V. F. Corp. (Apparel)	304	26,488
Valero Energy Corp. (Oil & Gas)	1,064	74,938
VeriSign, Inc.* (Internet)	608	20,727
Verizon Communications, Inc. (Telecommunications)	13,376	616,232
Viacom, Inc. - Class B* (Media)	1,976	81,589
Vornado Realty Trust (REIT)	304	33,963
Vulcan Materials Co. (Building Materials)	304	25,995
W.W. Grainger, Inc. (Distribution/Wholesale)	152	13,668
Wachovia Corp. (Banks)	8,664	396,205
Walt Disney Co. (Media)	5,472	189,495
Washington Mutual, Inc. (Savings & Loans)	4,256	118,657
Waste Management, Inc. (Environmental Control)	2,432	88,500
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	152	4,645
Weatherford International, Ltd.ADR* (Oil & Gas Services)	608	39,465
WellPoint, Inc.* (Healthcare - Services)	1,672	132,473
Wells Fargo & Co. (Banks)	15,504	527,291
Wendy’s International, Inc. (Retail)	152	5,284
Western Union Co. (Commercial Services)	1,824	40,201
Weyerhaeuser Co. (Forest Products & Paper)	1,064	80,768
Whirlpool Corp. (Home Furnishings)	304	24,071
Whole Foods Market, Inc. (Food)	304	15,060
Windstream Corp. (Telecommunications)	2,128	28,622
Wyndham Worldwide Corp. (Lodging)	912	29,941
Xcel Energy, Inc. (Electric)	1,824	41,131
Xerox Corp.* (Office/Business Equipment)	4,408	76,876
Xilinx, Inc. (Semiconductors)	760	18,544
XL Capital, Ltd. - Class A (Insurance)	760	54,682
Zions Bancorp (Banks)	456	26,954

TOTAL COMMON STOCKS (Cost $24,853,503)		31,763,729

TOTAL INVESTMENT SECURITIES (Cost $24,853,503)—101.4%		31,763,729
Net other assets (liabilities) — (1.4)%		(442,691)

NET ASSETS — 100.0%		$31,321,038

*	Non-income producing security

ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.1%
Aerospace/Defense	1.7%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.1%
Auto Manufacturers	0.8%
Auto Parts & Equipment	0.5%
Banks	10.9%
Beverages	1.0%
Biotechnology	0.2%
Building Materials	0.2%
Chemicals	2.1%
Coal	0.2%
Commercial Services	0.5%
Computers	4.2%
Distribution/Wholesale	0.1%
Diversified Financial Services	10.9%
Electric	5.8%
Electrical Components & Equipment	0.4%
Electronics	0.7%
Engineering & Construction	0.2%
Environmental Control	0.4%
Food	2.3%
Forest Products & Paper	0.9%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare - Products	0.1%
Healthcare - Services	0.8%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	5.3%
Internet	0.2%
Investment Companies	NM
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.4%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	0.6%
Media	4.1%
Metal Fabricate/Hardware	0.1%
Mining	1.1%
Miscellaneous Manufacturing	6.4%
Office/Business Equipment	0.2%
Oil & Gas	5.6%
Oil & Gas Services	1.5%
Packaging & Containers	NM
Pharmaceuticals	5.6%
Pipelines	0.6%
REIT	1.9%
Real Estate	NM
Retail	2.5%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	2.4%
Telecommunications	8.9%
Toys/Games/Hobbies	0.2%
Transportation	1.9%
Other**	(1.4)%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (99.6%)
3M Co. (Miscellaneous Manufacturing)	2,856	$246,644
Abbott Laboratories (Pharmaceuticals)	5,236	285,990
Abercrombie & Fitch Co. - Class A (Retail)	476	37,699
Adobe Systems, Inc.* (Software)	3,570	171,003
Affiliated Computer Services, Inc. - Class A* (Computers)	714	36,171
AFLAC, Inc. (Insurance)	1,904	119,533
Agilent Technologies, Inc.* (Electronics)	714	26,311
Akamai Technologies, Inc.* (Internet)	952	37,309
Allegheny Energy, Inc.* (Electric)	238	14,437
Allegheny Technologies, Inc. (Iron/Steel)	238	24,316
Allergan, Inc. (Pharmaceuticals)	1,904	128,672
Altera Corp. (Semiconductors)	1,190	23,348
Altria Group, Inc. (Agriculture)	6,426	468,648
Amazon.com, Inc.* (Internet)	1,904	169,742
Ambac Financial Group, Inc. (Insurance)	714	26,297
American Capital Strategies, Ltd. (Investment Companies)	476	20,663
American Express Co. (Diversified Financial Services)	7,378	449,689
American International Group, Inc. (Insurance)	15,946	1,006,511
American Standard Cos. (Building Materials)	952	35,481
Ameriprise Financial, Inc. (Diversified Financial Services)	952	59,957
Amgen, Inc.* (Biotechnology)	6,664	387,245
Anadarko Petroleum Corp. (Oil & Gas)	2,856	168,561
Analog Devices, Inc. (Semiconductors)	952	31,854
Anheuser-Busch Cos., Inc. (Beverages)	4,760	244,093
Apache Corp. (Oil & Gas)	1,904	197,654
Apollo Group, Inc. - Class A* (Commercial Services)	952	75,456
Apple Computer, Inc.* (Computers)	2,618	497,289
Applera Corp. - Applied Biosystems Group (Electronics)	1,190	44,197
Applied Materials, Inc. (Semiconductors)	2,856	55,464
Archer-Daniels-Midland Co. (Agriculture)	2,380	85,156
Autodesk, Inc.* (Software)	1,428	69,829
Automatic Data Processing, Inc. (Software)	3,332	165,134
AutoZone, Inc.* (Retail)	238	29,610
Avalonbay Communities, Inc. (REIT)	238	29,191
Avery Dennison Corp. (Household Products/Wares)	238	13,780
Avon Products, Inc. (Cosmetics/Personal Care)	2,618	107,286
Baker Hughes, Inc. (Oil & Gas Services)	1,190	103,197
Ball Corp. (Packaging & Containers)	714	35,400
Bard (C.R.), Inc. (Healthcare - Products)	714	59,698
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	714	40,926
Baxter International, Inc. (Healthcare - Products)	4,046	242,800
Becton, Dickinson & Co. (Healthcare - Products)	1,428	119,181
Bed Bath & Beyond, Inc.* (Retail)	1,666	56,544
Best Buy Co., Inc. (Retail)	2,380	115,478
Big Lots, Inc.* (Retail)	238	5,707
Biogen Idec, Inc.* (Biotechnology)	1,190	88,584
BJ Services Co. (Oil & Gas Services)	1,904	47,962
Black & Decker Corp. (Hand/Machine Tools)	476	42,797
BMC Software, Inc.* (Software)	476	16,108
Boeing Co. (Aerospace/Defense)	2,618	258,109
Boston Scientific Corp.* (Healthcare - Products)	7,140	99,032
Broadcom Corp. - Class A* (Semiconductors)	1,428	46,481
Brown-Forman Corp. (Beverages)	476	35,214
Burlington Northern Santa Fe Corp. (Transportation)	952	82,967
C.H. Robinson Worldwide, Inc. (Transportation)	1,190	59,405
CA, Inc. (Software)	476	12,590
Campbell Soup Co. (Food)	1,428	52,807
Capital One Financial Corp. (Diversified Financial Services)	2,380	156,104
Cardinal Health, Inc. (Pharmaceuticals)	2,380	161,911
Carnival Corp. - Class AADR (Leisure Time)	1,666	79,935
Caterpillar, Inc. (Machinery - Construction & Mining)	2,142	159,815
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	714	17,407
Celgene Corp.* (Biotechnology)	2,380	157,080
Centex Corp. (Home Builders)	476	11,929
Chesapeake Energy Corp. (Oil & Gas)	2,618	103,359
ChevronTexaco Corp. (Oil & Gas)	6,902	631,602
Ciena Corp.* (Telecommunications)	238	11,391
CIGNA Corp. (Insurance)	714	37,478
Cintas Corp. (Textiles)	714	26,132
Cisco Systems, Inc.* (Telecommunications)	36,890	1,219,583
Citrix Systems, Inc.* (Software)	1,190	51,158
Clear Channel Communications, Inc. (Media)	1,428	53,936
Clorox Co. (Household Products/Wares)	952	59,567
CME Group, Inc. (Diversified Financial Services)	238	158,567
Coach, Inc.* (Apparel)	2,142	78,312
Coca-Cola Co. (Beverages)	7,378	455,665
Cognizant Technology Solutions Corp.* (Computers)	1,904	78,940
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,094	235,979
Comcast Corp. - Special Class A* (Media)	5,950	125,247
Commerce Bancorp, Inc. (Banks)	1,190	48,492
CONSOL Energy, Inc. (Coal)	476	26,894

See accompanying notes to the Schedules of Portfolio Investments.

Constellation Brands, Inc.* (Beverages)	714	17,936
Constellation Energy Group, Inc. (Electric)	714	67,616
Convergys Corp.* (Commercial Services)	476	8,725
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	476	24,938
Corning, Inc. (Telecommunications)	2,618	63,539
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,808	59,100
Coventry Health Care, Inc.* (Healthcare - Services)	952	57,415
Covidien, Ltd.ADR (Healthcare - Products)	1,904	79,206
CVS Corp. (Retail)	5,474	228,649
D.R. Horton, Inc. (Home Builders)	1,666	21,142
Danaher Corp. (Miscellaneous Manufacturing)	1,428	122,337
Darden Restaurants, Inc. (Retail)	952	40,936
Dean Foods Co. (Food)	476	13,219
Deere & Co. (Machinery-Diversified)	714	110,599
Dell, Inc.* (Computers)	13,804	422,402
Devon Energy Corp. (Oil & Gas)	2,618	244,521
DIRECTV Group, Inc.* (Media)	1,666	44,116
Discover Financial Services (Diversified Financial Services)	2,380	45,934
Dover Corp. (Miscellaneous Manufacturing)	476	21,896
E* TRADE Financial Corp.* (Diversified Financial Services)	1,428	15,908
eBay, Inc.* (Internet)	7,140	257,754
Ecolab, Inc. (Chemicals)	1,190	56,132
Edison International (Electric)	952	55,302
Electronic Arts, Inc.* (Software)	1,904	116,372
Eli Lilly & Co. (Pharmaceuticals)	2,856	154,652
EMC Corp.* (Computers)	4,998	126,899
Emerson Electric Co. (Electrical Components & Equipment)	1,666	87,082
Ensco International, Inc. (Oil & Gas)	476	26,413
EOG Resources, Inc. (Oil & Gas)	1,428	126,521
Equifax, Inc. (Commercial Services)	476	18,326
Exelon Corp. (Electric)	1,904	157,613
Expedia, Inc.* (Internet)	476	15,546
Expeditors International of Washington, Inc. (Transportation)	1,190	60,273
Express Scripts, Inc.* (Pharmaceuticals)	1,428	90,107
Exxon Mobil Corp. (Oil & Gas)	35,462	3,262,149
Family Dollar Stores, Inc. (Retail)	476	12,067
Federated Investors, Inc. - Class B (Diversified Financial Services)	476	20,468
FedEx Corp. (Transportation)	1,190	122,975
Fidelity National Information Services, Inc. (Software)	952	43,906
Fiserv, Inc.* (Software)	952	52,741
Fluor Corp. (Engineering & Construction)	238	37,604
Forest Laboratories, Inc.* (Pharmaceuticals)	1,904	74,389
Fortune Brands, Inc. (Household Products/Wares)	476	39,875
Franklin Resources, Inc. (Diversified Financial Services)	476	61,728
Freddie Mac (Diversified Financial Services)	2,618	136,738
General Dynamics Corp. (Aerospace/Defense)	2,380	216,485
General Electric Co. (Miscellaneous Manufacturing)	25,228	1,038,384
General Growth Properties, Inc. (REIT)	476	25,875
General Mills, Inc. (Food)	952	54,959
Genzyme Corp.* (Biotechnology)	1,666	126,566
Gilead Sciences, Inc.* (Pharmaceuticals)	5,712	263,837
Google, Inc. - Class A* (Internet)	1,190	841,330
H & R Block, Inc. (Commercial Services)	1,904	41,507
Halliburton Co. (Oil & Gas Services)	3,332	131,347
Harley-Davidson, Inc. (Leisure Time)	1,666	85,799
Harman International Industries, Inc. (Home Furnishings)	476	40,079
Harrah’s Entertainment, Inc. (Lodging)	714	63,010
Hercules, Inc. (Chemicals)	238	4,477
Home Depot, Inc. (Retail)	10,948	344,971
Hospira, Inc.* (Pharmaceuticals)	952	39,346
Hudson City Bancorp, Inc. (Savings & Loans)	1,904	29,817
Humana, Inc.* (Healthcare - Services)	952	71,352
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,190	68,139
IMS Health, Inc. (Software)	1,190	30,000
Intel Corp. (Semiconductors)	15,708	422,545
Intercontinental Exchange, Inc.* (Diversified Financial Services)	238	42,412
International Business Machines Corp. (Computers)	8,330	967,280
International Flavors & Fragrances, Inc. (Chemicals)	476	24,852
International Game Technology (Entertainment)	2,142	93,413
Interpublic Group of Cos., Inc.* (Advertising)	714	7,390
Intuit, Inc.* (Software)	2,142	68,908
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,190	79,635
Jabil Circuit, Inc. (Electronics)	1,190	25,859
Jacobs Engineering Group, Inc.* (Engineering & Construction)	476	41,483
Janus Capital Group, Inc. (Diversified Financial Services)	476	16,427
JDS Uniphase Corp.* (Telecommunications)	238	3,632
Johnson & Johnson (Healthcare - Products)	17,612	1,147,774
Juniper Networks, Inc.* (Telecommunications)	1,428	51,408
KB Home (Home Builders)	238	6,578
Kellogg Co. (Food)	1,428	75,384
Kimberly-Clark Corp. (Household Products/Wares)	1,666	118,103
Kimco Realty Corp. (REIT)	476	19,764
King Pharmaceuticals, Inc.* (Pharmaceuticals)	952	10,091
KLA -Tencor Corp. (Semiconductors)	1,190	62,653

See accompanying notes to the Schedules of Portfolio Investments.

Kohls Corp.* (Retail)	1,904	104,663
L-3 Communications Holdings, Inc. (Aerospace/Defense)	714	78,283
Laboratory Corp. of America Holdings* (Healthcare - Services)	714	49,087
Legg Mason, Inc. (Diversified Financial Services)	476	39,479
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,190	75,375
Lennar Corp. - Class A (Home Builders)	476	10,877
Leucadia National Corp. (Holding Companies - Diversified)	952	48,228
Lexmark International, Inc. - Class A* (Computers)	714	29,981
Linear Technology Corp. (Semiconductors)	1,190	39,294
Liz Claiborne, Inc. (Apparel)	714	20,328
Lockheed Martin Corp. (Aerospace/Defense)	952	104,758
Lowe’s Cos., Inc. (Retail)	9,282	249,593
LSI Logic Corp.* (Semiconductors)	952	6,283
M&T Bank Corp. (Banks)	238	23,676
Manor Care, Inc. (Healthcare - Services)	238	15,846
Marriott International, Inc. - Class A (Lodging)	1,190	48,921
Mattel, Inc. (Toys/Games/Hobbies)	952	19,887
MBIA, Inc. (Insurance)	476	20,487
McCormick & Co., Inc. (Food)	714	25,011
McDonald’s Corp. (Retail)	4,046	241,546
McGraw-Hill Cos., Inc. (Media)	2,142	107,186
Medtronic, Inc. (Healthcare - Products)	6,902	327,431
MEMC Electronic Materials, Inc.* (Semiconductors)	714	52,279
Meredith Corp. (Media)	238	14,815
MetLife, Inc. (Insurance)	1,904	131,090
MGIC Investment Corp. (Insurance)	238	4,608
Microchip Technology, Inc. (Semiconductors)	714	23,683
Microsoft Corp. (Software)	29,512	1,086,337
Millipore Corp.* (Biotechnology)	238	18,481
Molex, Inc. (Electrical Components & Equipment)	238	6,797
Monsanto Co. (Agriculture)	1,428	139,416
Monster Worldwide, Inc.* (Internet)	238	9,658
Moody’s Corp. (Commercial Services)	1,428	62,432
Murphy Oil Corp. (Oil & Gas)	1,190	87,620
Mylan Laboratories, Inc. (Pharmaceuticals)	1,190	17,898
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,904	53,464
National Semiconductor Corp. (Semiconductors)	1,666	41,883
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,904	139,449
Network Appliance, Inc.* (Computers)	2,380	74,946
Newmont Mining Corp. (Mining)	2,856	145,256
News Corp. - Class A (Media)	4,760	103,149
NIKE, Inc. - Class B (Apparel)	2,380	157,699
Noble Corp.ADR (Oil & Gas)	1,428	75,613
Noble Energy, Inc. (Oil & Gas)	714	54,650
Nordstrom, Inc. (Retail)	952	37,547
Norfolk Southern Corp. (Transportation)	952	49,171
Northern Trust Corp. (Banks)	476	35,800
Novellus Systems, Inc.* (Semiconductors)	238	6,762
Nucor Corp. (Iron/Steel)	1,904	118,086
NVIDIA Corp.* (Semiconductors)	3,094	109,466
NYSE Euronext (Diversified Financial Services)	714	67,023
Occidental Petroleum Corp. (Oil & Gas)	3,332	230,075
Office Depot, Inc.* (Retail)	952	17,860
Omnicom Group, Inc. (Advertising)	1,904	97,066
Oracle Corp.* (Software)	24,276	538,199
Pactiv Corp.* (Packaging & Containers)	714	19,614
Pall Corp. (Miscellaneous Manufacturing)	476	19,073
Patterson Cos., Inc.* (Healthcare - Products)	952	37,233
Paychex, Inc. (Commercial Services)	2,142	89,493
Peabody Energy Corp. (Coal)	476	26,537
PepsiCo, Inc. (Beverages)	9,996	736,905
Pfizer, Inc. (Pharmaceuticals)	24,514	603,290
Pitney Bowes, Inc. (Office/Business Equipment)	1,428	57,177
Polo Ralph Lauren Corp. (Apparel)	476	32,749
Praxair, Inc. (Chemicals)	1,904	162,754
Precision Castparts Corp. (Metal Fabricate/Hardware)	476	71,310
Principal Financial Group, Inc. (Insurance)	714	48,316
Procter & Gamble Co. (Cosmetics/Personal Care)	19,278	1,340,207
Progressive Corp. (Insurance)	4,760	88,060
Public Storage, Inc. (REIT)	238	19,271
Pulte Homes, Inc. (Home Builders)	714	10,596
QLogic Corp.* (Semiconductors)	952	14,785
Qualcomm, Inc. (Telecommunications)	9,996	427,129
Quest Diagnostics, Inc. (Healthcare - Services)	952	50,627
Questar Corp. (Pipelines)	952	54,340
RadioShack Corp. (Retail)	714	14,723
Robert Half International, Inc. (Commercial Services)	476	14,323
Rockwell Collins, Inc. (Aerospace/Defense)	952	71,219
Rockwell International Corp. (Machinery-Diversified)	476	32,787
SanDisk Corp.* (Computers)	1,428	63,403
Schering-Plough Corp. (Pharmaceuticals)	3,808	116,220
Schlumberger, Ltd.ADR (Oil & Gas Services)	3,332	321,771
Sealed Air Corp. (Packaging & Containers)	476	11,867
Sherwin-Williams Co. (Chemicals)	476	30,426
Sigma-Aldrich Corp. (Chemicals)	952	49,190
SLM Corp. (Diversified Financial Services)	2,380	112,241

See accompanying notes to the Schedules of Portfolio Investments.

Smith International, Inc. (Oil & Gas Services)	1,190	78,599
Southwest Airlines Co. (Airlines)	1,666	23,674
Sovereign Bancorp, Inc. (Savings & Loans)	714	10,303
Spectra Energy Corp. (Pipelines)	714	18,550
St. Jude Medical, Inc.* (Healthcare - Products)	2,142	87,244
Staples, Inc. (Retail)	4,522	105,543
Starbucks Corp.* (Retail)	4,522	120,647
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	476	27,065
State Street Corp. (Banks)	1,190	94,926
Stryker Corp. (Healthcare - Products)	1,904	135,184
Sun Microsystems, Inc.* (Computers)	4,998	28,539
Sunoco, Inc. (Oil & Gas)	476	35,034
Symantec Corp.* (Internet)	5,712	107,271
Synovus Financial Corp. (Banks)	952	25,095
Sysco Corp. (Food)	3,808	130,576
T. Rowe Price Group, Inc. (Diversified Financial Services)	952	61,156
Target Corp. (Retail)	3,570	219,055
Tektronix, Inc. (Electronics)	238	9,008
Teradata Corp.* (Computers)	476	13,580
Terex Corp.* (Machinery - Construction & Mining)	238	17,664
Tesoro Petroleum Corp. (Oil & Gas)	476	28,812
Texas Instruments, Inc. (Semiconductors)	3,570	116,382
The AES Corp.* (Electric)	4,046	86,625
The Charles Schwab Corp. (Diversified Financial Services)	2,618	60,842
The E.W. Scripps Co. - Class A (Media)	238	10,712
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	714	31,345
The Gap, Inc. (Retail)	1,666	31,487
The Goldman Sachs Group, Inc. (Diversified Financial Services)	952	236,020
The Hershey Co. (Food)	952	41,041
The Pepsi Bottling Group, Inc. (Beverages)	952	41,012
The Williams Cos., Inc. (Pipelines)	1,190	43,423
Thermo Electron Corp.* (Electronics)	1,190	69,984
Tiffany & Co. (Retail)	714	38,685
Titanium Metals Corp.* (Mining)	238	8,378
TJX Cos., Inc. (Retail)	2,856	82,624
Torchmark Corp. (Insurance)	476	31,016
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	714	85,230
Tyco Electronics, Ltd. (Electronics)	714	25,468
United Parcel Service, Inc. - Class B (Transportation)	4,284	321,728
United Technologies Corp. (Aerospace/Defense)	6,188	473,939
UnitedHealth Group, Inc. (Healthcare - Services)	8,092	397,722
UST, Inc. (Agriculture)	714	38,070
V. F. Corp. (Apparel)	238	20,737
Valero Energy Corp. (Oil & Gas)	2,142	150,861
Varian Medical Systems, Inc.* (Healthcare - Products)	714	34,822
VeriSign, Inc.* (Internet)	714	24,340
Viacom, Inc. - Class B* (Media)	1,666	68,789
Vornado Realty Trust (REIT)	238	26,589
Vulcan Materials Co. (Building Materials)	238	20,351
W.W. Grainger, Inc. (Distribution/Wholesale)	238	21,401
Wal-Mart Stores, Inc. (Retail)	14,994	677,879
Walgreen Co. (Retail)	6,188	245,354
Walt Disney Co. (Media)	5,236	181,323
Waters Corp.* (Electronics)	714	54,964
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	238	7,273
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,190	77,243
WellPoint, Inc.* (Healthcare - Services)	1,428	113,140
Wendy’s International, Inc. (Retail)	238	8,273
Western Union Co. (Commercial Services)	2,142	47,210
Whole Foods Market, Inc. (Food)	476	23,581
Wrigley (WM.) Jr. Co. (Food)	1,428	88,065
Wyeth (Pharmaceuticals)	8,092	393,514
Xilinx, Inc. (Semiconductors)	952	23,229
XTO Energy, Inc. (Oil & Gas)	2,142	142,186
Yahoo!, Inc.* (Internet)	7,378	229,456
YUM! Brands, Inc. (Retail)	3,332	134,180
Zimmer Holdings, Inc.* (Healthcare - Products)	1,428	99,232

TOTAL COMMON STOCKS (Cost $37,048,952)		41,889,711

	Principal Amount
Repurchase Agreements (0.5%)
HSBC, 4.68%, 11/1/07, dated 10/31/07, with a repurchase price of $69,009 (Collateralized by $69,000 U.S. Treasury Notes, 4.50%, 2/15/09, market value $70,081)	$69,000	69,000
Merrill Lynch, 4.66%, 11/1/07, dated 10/31/07, with a repurchase price of $20,003 (Collateralized by $20,000 Federal Home Loan Mortgage Corp., 6.00%, 8/15/13, market value $20,456)	20,000	20,000
UBS, 4.70%, 11/1/07, dated 10/31/07, with a repurchase price of $122,016 (Collateralized by $122,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $124,497)	122,000	122,000

TOTAL REPURCHASE AGREEMENTS (Cost $211,000)		211,000

TOTAL INVESTMENT SECURITIES (Cost $37,259,952)—100.1%		42,100,711
Net other assets (liabilities) — (0.1)%		(30,586)

NET ASSETS — 100.0%		$42,070,125

*	Non-income producing security

ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.2%
Aerospace/Defense	2.9%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.8%
Banks	0.6%
Beverages	3.7%
Biotechnology	1.8%
Building Materials	0.1%
Chemicals	0.8%
Coal	0.2%
Commercial Services	0.7%
Computers	5.7%
Cosmetics/Personal Care	4.2%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.3%
Electric	0.9%
Electrical Components & Equipment	0.2%
Electronics	0.7%
Engineering & Construction	0.2%
Entertainment	0.2%
Food	1.2%
Hand/Machine Tools	0.1%
Healthcare - Products	5.8%
Healthcare - Services	1.7%
Holding Companies - Diversified	0.1%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	3.6%
Internet	4.0%
Investment Companies	0.1%
Iron/Steel	0.4%
Leisure Time	0.4%
Lodging	0.4%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	1.6%
Metal Fabricate/Hardware	0.2%
Mining	0.3%
Miscellaneous Manufacturing	4.0%
Office/Business Equipment	0.1%
Oil & Gas	13.6%
Oil & Gas Services	2.1%
Packaging & Containers	0.1%
Pharmaceuticals	5.6%
Pipelines	0.2%
REIT	0.3%
Real Estate	NM
Retail	7.6%
Savings & Loans	0.1%
Semiconductors	2.7%
Software	5.8%
Telecommunications	4.2%
Textiles	0.1%
Toys/Games/Hobbies	NM
Transportation	1.6%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (101.2%)
3Com Corp.* (Telecommunications)	10,920	$53,290
ACI Worldwide, Inc.* (Software)	416	9,514
Acxiom Corp. (Software)	1,872	24,598
ADC Telecommunications, Inc.* (Telecommunications)	3,328	62,234
ADTRAN, Inc. (Telecommunications)	1,040	25,033
Advanced Medical Optics, Inc.* (Healthcare - Products)	1,664	45,677
Advent Software, Inc.* (Software)	312	17,263
AGCO Corp.* (Machinery-Diversified)	2,496	148,961
AGL Resources, Inc. (Gas)	2,184	86,334
Airgas, Inc. (Chemicals)	832	41,991
Alaska Air Group, Inc.* (Airlines)	1,144	29,058
Albemarle Corp. (Chemicals)	832	39,736
Alberto-Culver Co. (Cosmetics/Personal Care)	1,040	27,030
Alexander & Baldwin, Inc. (Transportation)	1,144	59,923
Alliant Energy Corp. (Electric)	3,224	128,960
AMB Property Corp. (REIT)	2,704	176,706
American Financial Group, Inc. (Insurance)	1,872	55,973
American Greetings Corp. - Class A (Household Products/Wares)	1,664	43,830
AmeriCredit Corp.* (Diversified Financial Services)	3,224	45,491
Andrew Corp.* (Telecommunications)	4,368	64,035
AnnTaylor Stores Corp.* (Retail)	832	25,784
Aqua America, Inc. (Water)	1,768	41,124
Aquila, Inc.* (Electric)	10,296	43,037
Arch Coal, Inc. (Coal)	2,600	106,600
Arrow Electronics, Inc.* (Electronics)	3,328	133,053
Arthur J. Gallagher & Co. (Insurance)	1,248	33,209
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,976	29,304
Associated Banc-Corp (Banks)	3,640	105,050
Astoria Financial Corp. (Savings & Loans)	2,392	62,168
Atmel Corp.* (Semiconductors)	8,632	42,210
Avis Budget Group, Inc.* (Commercial Services)	2,808	58,603
Avnet, Inc.* (Electronics)	3,536	147,522
Avocent Corp.* (Internet)	832	22,489
Bank of Hawaii Corp. (Banks)	1,352	71,872
Barnes & Noble, Inc. (Retail)	832	32,148
Beckman Coulter, Inc. (Healthcare - Products)	520	36,826
Belo Corp. - Class A (Media)	2,392	44,252
Bill Barrett Corp.* (Oil & Gas)	416	19,469
BJ’s Wholesale Club, Inc.* (Retail)	1,768	63,436
Black Hills Corp. (Electric)	936	41,577
Blyth, Inc. (Household Products/Wares)	312	5,956
Bob Evans Farms, Inc. (Retail)	1,040	29,307
Borders Group, Inc. (Retail)	1,664	25,659
BorgWarner, Inc. (Auto Parts & Equipment)	1,560	164,908
Boyd Gaming Corp. (Lodging)	624	26,096
Broadridge Financial Solutions, Inc. (Software)	1,664	33,280
Cabot Corp. (Chemicals)	1,768	61,898
Cadence Design Systems, Inc.* (Computers)	5,096	99,882
Callaway Golf Co. (Leisure Time)	1,664	28,820
Cameron International Corp.* (Oil & Gas Services)	1,456	141,756
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,040	41,028
Carmax, Inc.* (Retail)	2,496	52,092
Carpenter Technology Corp. (Iron/Steel)	520	75,353
Cathay Bancorp, Inc. (Banks)	624	19,325
CBRL Group, Inc. (Retail)	312	12,449
Ceridian Corp.* (Computers)	2,184	78,493
CF Industries Holdings, Inc. (Chemicals)	1,248	109,699
Charles River Laboratories International, Inc.* (Biotechnology)	728	42,224
Charming Shoppes, Inc.* (Retail)	1,872	13,890
CheckFree Corp.* (Internet)	1,352	64,261
Chemtura Corp. (Chemicals)	6,656	62,034
Chipotle Mexican Grill, Inc. - Class A* (Retail)	416	57,824
Cimarex Energy Co. (Oil & Gas)	832	33,704
Cincinnati Bell, Inc.* (Telecommunications)	3,848	20,856
City National Corp. (Banks)	624	42,182
Coldwater Creek, Inc.* (Retail)	624	5,585
Collective Brands, Inc.* (Retail)	1,040	19,230
Commscope, Inc.* (Telecommunications)	1,144	53,962
Con-way, Inc. (Transportation)	1,248	53,177
Corn Products International, Inc. (Food)	1,248	53,090
Cousins Properties, Inc. (REIT)	1,144	32,936
Crane Co. (Miscellaneous Manufacturing)	936	44,404
Cullen/Frost Bankers, Inc. (Banks)	1,040	55,307
Cypress Semiconductor Corp.* (Semiconductors)	2,912	106,434
Cytec Industries, Inc. (Chemicals)	1,144	76,316
Deluxe Corp. (Commercial Services)	1,456	58,735
Diebold, Inc. (Computers)	936	39,162
Digital River, Inc.* (Internet)	416	22,073
DPL, Inc. (Electric)	3,120	90,605
DRS Technologies, Inc. (Aerospace/Defense)	728	41,816
Duke-Weeks Realty Corp. (REIT)	4,160	133,744
Dycom Industries, Inc.* (Engineering & Construction)	1,144	32,318
Encore Acquisition Co.* (Oil & Gas)	416	15,267
Energy East Corp. (Electric)	4,056	113,081
Equity One, Inc. (REIT)	936	24,504
Exterran Holdings, Inc.* (Oil & Gas Services)	1,040	87,568
F5 Networks, Inc.* (Internet)	1,040	37,471
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,328	60,736
Federal Signal Corp. (Miscellaneous Manufacturing)	1,352	18,103
Ferro Corp. (Chemicals)	1,144	23,704
Fidelity National Title Group, Inc. - Class A (Insurance)	6,032	92,832

See accompanying notes to the Schedules of Portfolio Investments.

First American Financial Corp. (Insurance)	2,704	81,390
First Community Bancorp (Banks)	416	20,259
First Niagara Financial Group, Inc. (Savings & Loans)	3,016	39,811
FirstMerit Corp. (Banks)	2,184	46,301
Florida Rock Industries, Inc. (Building Materials)	520	32,724
Flowserve Corp. (Machinery-Diversified)	728	57,483
FMC Corp. (Chemicals)	2,080	119,600
Foot Locker, Inc. (Retail)	4,264	63,491
Forest Oil Corp.* (Oil & Gas)	2,080	101,067
Furniture Brands International, Inc. (Home Furnishings)	1,352	16,292
Gartner Group, Inc.* (Commercial Services)	624	13,666
GATX Corp. (Trucking & Leasing)	1,456	59,652
Gentex Corp. (Electronics)	1,144	23,772
Getty Images, Inc.* (Advertising)	624	17,628
Granite Construction, Inc. (Engineering & Construction)	416	17,813
Grant Prideco, Inc.* (Oil & Gas Services)	1,456	71,577
Great Plains Energy, Inc. (Electric)	2,184	65,171
GUESS?, Inc. (Apparel)	832	42,756
Hanesbrands, Inc.* (Apparel)	1,664	51,651
Hanover Insurance Group, Inc. (Insurance)	1,456	67,078
Harris Corp. (Telecommunications)	1,248	75,579
Harsco Corp. (Miscellaneous Manufacturing)	2,288	138,699
Hawaiian Electric Industries, Inc. (Electric)	2,288	53,082
Health Net, Inc.* (Healthcare - Services)	1,040	55,754
Helmerich & Payne, Inc. (Oil & Gas)	1,872	59,193
Herman Miller, Inc. (Office Furnishings)	936	25,478
Highwoods Properties, Inc. (REIT)	1,560	56,098
Hillenbrand Industries, Inc. (Healthcare - Products)	1,144	63,172
HNI Corp. (Office Furnishings)	728	31,566
Horace Mann Educators Corp. (Insurance)	1,144	23,669
Hormel Foods Corp. (Food)	936	34,145
Hospitality Properties Trust (REIT)	2,392	94,723
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,664	91,520
IDACORP, Inc. (Electric)	1,144	39,914
IDEX Corp. (Machinery-Diversified)	1,248	44,204
Imation Corp. (Computers)	624	13,903
IndyMac Bancorp, Inc. (Diversified Financial Services)	832	11,165
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	3,848	81,732
Integrated Device Technology, Inc.* (Semiconductors)	4,264	57,266
International Rectifier Corp.* (Semiconductors)	1,040	34,715
Intersil Corp. - Class A (Semiconductors)	3,848	116,748
Intuitive Surgical, Inc.* (Healthcare - Products)	520	169,972
J.B. Hunt Transport Services, Inc. (Transportation)	1,352	37,477
Jefferies Group, Inc. (Diversified Financial Services)	1,248	33,359
JetBlue Airways Corp.* (Airlines)	2,704	24,688
JM Smucker Co. (Food)	1,560	83,351
Jones Lang LaSalle, Inc. (Real Estate)	416	39,657
Joy Global, Inc. (Machinery - Construction & Mining)	1,872	108,688
KBR, Inc.* (Engineering & Construction)	3,640	156,083
Kelly Services, Inc. - Class A (Commercial Services)	624	13,123
KEMET Corp.* (Electronics)	2,392	16,911
Kennametal, Inc. (Hand/Machine Tools)	1,040	94,858
Kindred Healthcare, Inc.* (Healthcare - Services)	416	8,836
Korn/Ferry International* (Commercial Services)	832	15,941
Kyphon, Inc.* (Healthcare - Products)	520	36,858
Lam Research Corp.* (Semiconductors)	1,872	93,974
Lamar Advertising Co. (Advertising)	1,664	88,957
Lancaster Colony Corp. (Miscellaneous Manufacturing)	624	25,066
Lattice Semiconductor Corp.* (Semiconductors)	2,496	10,433
Lear Corp.* (Auto Parts & Equipment)	1,872	66,512
Lee Enterprises, Inc. (Media)	1,248	20,030
Liberty Property Trust (REIT)	2,496	93,899
Life Time Fitness, Inc.* (Leisure Time)	312	18,920
LifePoint Hospitals, Inc.* (Healthcare - Services)	520	15,870
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	624	45,084
Louisiana-Pacific Corp. (Forest Products & Paper)	2,912	47,932
Lubrizol Corp. (Chemicals)	1,872	127,071
Lyondell Chemical Co. (Chemicals)	5,824	276,349
M.D.C. Holdings, Inc. (Home Builders)	416	16,852
Mack-Cali Realty Corp. (REIT)	1,768	69,995
Manpower, Inc. (Commercial Services)	2,392	178,778
Martin Marietta Materials (Building Materials)	624	80,714
MDU Resources Group, Inc. (Electric)	3,120	87,859
Media General, Inc. - Class A (Media)	624	17,460
Mentor Graphics Corp.* (Computers)	1,248	19,993
Mercury General Corp. (Insurance)	936	48,026
Micrel, Inc. (Semiconductors)	936	8,471
Millennium Pharmaceuticals, Inc.* (Biotechnology)	5,512	65,152
Minerals Technologies, Inc. (Chemicals)	312	21,909
Modine Manufacturing Co. (Auto Parts & Equipment)	936	21,771
Mohawk Industries, Inc.* (Textiles)	520	44,377

See accompanying notes to the Schedules of Portfolio Investments.

Moneygram International, Inc. (Software)	1,248	19,906
MPS Group, Inc.* (Commercial Services)	2,808	34,286
MSC Industrial Direct Co. - Class A (Retail)	728	35,461
National Fuel Gas Co. (Pipelines)	2,288	110,945
National Instruments Corp. (Computers)	728	23,616
Nationwide Health Properties, Inc. (REIT)	2,392	74,678
Navigant Consulting Co.* (Commercial Services)	832	10,966
NCR Corp.* (Computers)	2,288	63,126
Netflix, Inc.* (Internet)	1,040	27,529
NeuStar, Inc.* (Telecommunications)	832	28,454
New York Community Bancorp (Savings & Loans)	3,328	61,934
Nordson Corp. (Machinery-Diversified)	624	33,384
Northeast Utilities System (Electric)	4,264	131,459
NSTAR (Electric)	2,912	102,386
OGE Energy Corp. (Electric)	2,496	95,597
Old Republic International Corp. (Insurance)	6,344	97,253
Olin Corp. (Chemicals)	1,976	45,013
Omnicare, Inc. (Pharmaceuticals)	1,144	33,748
ONEOK, Inc. (Gas)	2,808	140,231
Overseas Shipholding Group, Inc. (Transportation)	832	61,901
Packaging Corp. of America (Packaging & Containers)	2,288	72,850
Palm, Inc. (Computers)	2,912	26,266
Parametric Technology Corp.* (Software)	2,184	41,714
PDL BioPharma, Inc.* (Biotechnology)	1,560	33,072
Pentair, Inc. (Miscellaneous Manufacturing)	2,704	95,695
Pepco Holdings, Inc. (Electric)	5,304	151,111
PepsiAmericas, Inc. (Beverages)	1,664	59,438
Perrigo Co. (Pharmaceuticals)	2,080	49,317
Phillips-Van Heusen Corp. (Apparel)	936	44,741
Plains Exploration & Production Co.* (Oil & Gas)	1,144	58,287
PMI Group, Inc. (Insurance)	1,248	20,005
PNM Resources, Inc. (Electric)	2,080	52,021
Polycom, Inc.* (Telecommunications)	1,144	32,009
Potlatch Corp. (Forest Products & Paper)	1,040	49,566
Powerwave Technologies, Inc.* (Telecommunications)	3,536	19,660
Pride International, Inc.* (Oil & Gas)	3,120	115,128
Protective Life Corp. (Insurance)	1,976	84,711
Psychiatric Solutions, Inc.* (Healthcare - Services)	936	37,066
Puget Energy, Inc. (Electric)	3,224	91,078
Quanta Services, Inc.* (Commercial Services)	3,328	109,824
Radian Group, Inc. (Insurance)	728	9,166
Raymond James Financial Corp. (Diversified Financial Services)	1,352	50,362
Rayonier, Inc. (Forest Products & Paper)	2,080	100,443
Regency Centers Corp. (REIT)	1,872	133,811
Regis Corp. (Retail)	520	17,472
Reliance Steel & Aluminum Co. (Iron/Steel)	1,144	66,752
Rent-A-Center, Inc.* (Commercial Services)	832	13,312
Republic Services, Inc. (Environmental Control)	1,872	64,004
RF Micro Devices, Inc.* (Telecommunications)	2,912	18,113
RPM, Inc. (Chemicals)	3,328	71,319
Ruddick Corp. (Food)	1,040	35,360
Saks, Inc. (Retail)	3,848	81,424
SCANA Corp. (Electric)	3,224	130,862
Scholastic Corp.* (Media)	728	28,814
Semtech Corp.* (Semiconductors)	1,040	17,794
Sensient Technologies Corp. (Chemicals)	1,248	37,303
Sequa Corp. - Class A* (Aerospace/Defense)	208	36,155
Sierra Pacific Resources (Electric)	6,136	103,514
Smithfield Foods, Inc.* (Food)	3,224	92,432
Sonoco Products Co. (Packaging & Containers)	2,704	83,608
Sotheby’s (Commercial Services)	1,040	56,337
SPX Corp. (Miscellaneous Manufacturing)	936	94,817
StanCorp Financial Group, Inc. (Insurance)	624	34,401
STERIS Corp. (Healthcare - Products)	728	21,141
SVB Financial Group* (Banks)	416	21,545
Sybase, Inc.* (Software)	1,352	38,667
Synopsys, Inc.* (Computers)	2,080	58,781
TCF Financial Corp. (Banks)	1,560	35,521
Tech Data Corp.* (Distribution/Wholesale)	1,456	57,264
Teleflex, Inc. (Miscellaneous Manufacturing)	624	45,683
Telephone & Data Systems, Inc. (Telecommunications)	2,912	203,258
Terra Industries, Inc.* (Chemicals)	2,392	88,241
The Brink’s Co. (Miscellaneous Manufacturing)	624	39,094
The Colonial BancGroup, Inc. (Banks)	4,264	81,784
The Commerce Group, Inc. (Insurance)	728	26,565
The Macerich Co. (REIT)	1,976	169,363
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	624	28,635
The Warnaco Group, Inc.* (Apparel)	520	21,159
Thomas & Betts Corp.* (Electronics)	1,040	58,250
Tidewater, Inc. (Oil & Gas Services)	1,560	85,285
Timken Co. (Metal Fabricate/Hardware)	2,600	86,476
Tootsie Roll Industries, Inc. (Food)	416	10,720
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,184	78,930
TriQuint Semiconductor, Inc.* (Semiconductors)	3,744	23,475
Tupperware Corp. (Household Products/Wares)	1,664	60,070
UDR, Inc. (REIT)	3,744	88,883

See accompanying notes to the Schedules of Portfolio Investments.

United Rentals, Inc.* (Commercial Services)	1,872	64,004
Unitrin, Inc. (Insurance)	1,144	52,979
Universal Corp. (Agriculture)	728	35,483
UTStarcom, Inc.* (Telecommunications)	1,144	3,661
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,600	37,830
Valspar Corp. (Chemicals)	1,456	36,444
ValueClick, Inc.* (Internet)	1,456	39,589
Varian, Inc.* (Electronics)	312	23,054
VCA Antech, Inc.* (Pharmaceuticals)	1,144	52,681
Vectren Corp. (Gas)	2,080	58,323
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,080	67,267
Vishay Intertechnology, Inc.* (Electronics)	5,096	64,159
Washington Federal, Inc. (Savings & Loans)	2,392	57,791
Washington Post Co. - Class B (Media)	104	88,296
Webster Financial Corp. (Banks)	1,560	56,534
Weingarten Realty Investors (REIT)	2,080	79,581
WellCare Health Plans, Inc.* (Healthcare - Services)	312	7,547
Werner Enterprises, Inc. (Transportation)	1,352	25,715
Westamerica Bancorp (Banks)	416	20,001
Westar Energy, Inc. (Electric)	2,392	63,675
WGL Holdings, Inc. (Gas)	1,352	45,860
Wilmington Trust Corp. (Banks)	1,872	68,085
Wind River Systems, Inc.* (Software)	1,456	18,215
Wisconsin Energy Corp. (Electric)	3,224	154,365
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,976	49,400
YRC Worldwide, Inc.* (Transportation)	1,560	38,345

TOTAL COMMON STOCKS (Cost $12,657,048)		16,333,950

TOTAL INVESTMENT SECURITIES (Cost $12,657,048)—101.2%		16,333,950
Net other assets (liabilities) — (1.2)%		(194,310)

NET ASSETS — 100.0%		$16,139,640

*	Non-income producing security

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.7%
Aerospace/Defense	0.5%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.0%
Auto Parts & Equipment	1.7%
Banks	3.8%
Beverages	0.4%
Biotechnology	1.3%
Building Materials	0.7%
Chemicals	7.5%
Coal	0.7%
Commercial Services	4.0%
Computers	2.6%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.9%
Electric	10.7%
Electrical Components & Equipment	0.6%
Electronics	2.8%
Engineering & Construction	1.3%
Environmental Control	0.4%
Food	1.9%
Forest Products & Paper	1.2%
Gas	2.1%
Hand/Machine Tools	0.9%
Healthcare - Products	2.3%
Healthcare - Services	0.7%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.9%
Insurance	4.4%
Internet	1.2%
Iron/Steel	0.9%
Leisure Time	0.3%
Lodging	0.2%
Machinery - Construction & Mining	0.7%
Machinery-Diversified	1.8%
Media	1.2%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	4.0%
Office Furnishings	0.4%
Oil & Gas	2.5%
Oil & Gas Services	2.3%
Packaging & Containers	1.0%
Pharmaceuticals	1.0%
Pipelines	0.7%
REIT	7.5%
Real Estate	0.2%
Retail	3.4%
Savings & Loans	1.4%
Semiconductors	3.7%
Software	1.3%
Telecommunications	4.1%

See accompanying notes to the Schedules of Portfolio Investments.

Textiles	0.3%
Transportation	1.7%
Trucking & Leasing	0.4%
Water	0.3%
Other**	(1.2)%

**	Includes any non-equity securities and net other assets (liabilities).

REIT Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (100.1%)
99 Cents Only Stores* (Retail)	3,024	$32,508
ACI Worldwide, Inc.* (Software)	1,680	38,422
Activision, Inc.* (Software)	16,464	389,374
ADTRAN, Inc. (Telecommunications)	1,680	40,438
Advance Auto Parts, Inc. (Retail)	7,056	240,751
Advent Software, Inc.* (Software)	672	37,182
Aeropostale, Inc.* (Retail)	5,040	115,416
Affymetrix, Inc.* (Biotechnology)	4,368	111,209
Airgas, Inc. (Chemicals)	3,024	152,621
AirTran Holdings, Inc.* (Airlines)	6,048	62,960
Albemarle Corp. (Chemicals)	3,360	160,474
Alberto-Culver Co. (Cosmetics/Personal Care)	2,688	69,861
Alliance Data Systems Corp.* (Commercial Services)	4,368	351,187
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,016	222,546
American Eagle Outfitters, Inc. (Retail)	13,104	311,613
Ametek, Inc. (Electrical Components & Equipment)	7,056	331,632
Amphenol Corp. - Class A (Electronics)	11,424	505,740
AnnTaylor Stores Corp.* (Retail)	2,688	83,301
Applebee’s International, Inc. (Retail)	4,704	119,199
Apria Healthcare Group, Inc.* (Healthcare - Services)	2,688	64,969
Aqua America, Inc. (Water)	4,368	101,600
Arch Coal, Inc. (Coal)	3,024	123,984
Arthur J. Gallagher & Co. (Insurance)	3,696	98,351
Atmel Corp.* (Semiconductors)	7,728	37,790
Avocent Corp.* (Internet)	1,344	36,328
Barnes & Noble, Inc. (Retail)	1,344	51,932
Beckman Coulter, Inc. (Healthcare - Products)	3,024	214,160
Bill Barrett Corp.* (Oil & Gas)	1,008	47,174
Blyth, Inc. (Household Products/Wares)	1,008	19,243
Boyd Gaming Corp. (Lodging)	1,344	56,206
Brinker International, Inc. (Retail)	8,064	204,745
Broadridge Financial Solutions, Inc. (Software)	5,040	100,800
Brown & Brown, Inc. (Insurance)	7,392	186,204
Cadence Design Systems, Inc.* (Computers)	6,048	118,541
Cameron International Corp.* (Oil & Gas Services)	4,032	392,556
Career Education Corp.* (Commercial Services)	6,048	216,156
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,016	79,531
Carmax, Inc.* (Retail)	8,064	168,296
Carpenter Technology Corp. (Iron/Steel)	672	97,380
Cathay Bancorp, Inc. (Banks)	1,680	52,030
CBRL Group, Inc. (Retail)	1,344	53,626
Cephalon, Inc.* (Pharmaceuticals)	4,032	297,320
Ceridian Corp.* (Computers)	3,696	132,834
Cerner Corp.* (Software)	4,368	260,158
Charles River Laboratories International, Inc.* (Biotechnology)	2,688	155,904
Charming Shoppes, Inc.* (Retail)	3,696	27,424
CheckFree Corp.* (Internet)	2,352	111,791
Cheesecake Factory, Inc.* (Retail)	5,040	113,047
Chico’s FAS, Inc.* (Retail)	11,424	150,111
Chipotle Mexican Grill, Inc. - Class A* (Retail)	1,008	140,112
ChoicePoint, Inc.* (Commercial Services)	5,376	211,384
Church & Dwight, Inc. (Household Products/Wares)	4,368	206,650
Cimarex Energy Co. (Oil & Gas)	3,360	136,114
Cincinnati Bell, Inc.* (Telecommunications)	7,056	38,244
City National Corp. (Banks)	1,344	90,854
Cleveland-Cliffs, Inc. (Iron/Steel)	2,688	257,107
Coldwater Creek, Inc.* (Retail)	2,352	21,050
Collective Brands, Inc.* (Retail)	1,680	31,063
Commercial Metals Co. (Metal Fabricate/Hardware)	7,728	242,505
Commscope, Inc.* (Telecommunications)	1,008	47,547
Community Health Systems, Inc.* (Healthcare - Services)	6,384	210,225
Copart, Inc.* (Retail)	4,704	180,540
Corinthian Colleges, Inc.* (Commercial Services)	5,712	93,620
Corn Products International, Inc. (Food)	2,016	85,761
Covance, Inc.* (Healthcare - Services)	4,032	332,640
Crane Co. (Miscellaneous Manufacturing)	1,008	47,820
Cree Research, Inc.* (Semiconductors)	5,040	141,120
CSG Systems International, Inc.* (Software)	3,024	62,083
Cullen/Frost Bankers, Inc. (Banks)	1,344	71,474
Cypress Semiconductor Corp.* (Semiconductors)	2,688	98,246
Denbury Resources, Inc.* (Oil & Gas)	7,728	437,405
DENTSPLY International, Inc. (Healthcare - Products)	10,080	418,118
DeVry, Inc. (Commercial Services)	4,032	220,510
Dick’s Sporting Goods, Inc.* (Retail)	4,704	156,972
Diebold, Inc. (Computers)	2,352	98,408
Digital River, Inc.* (Internet)	1,680	89,141
Dollar Tree Stores, Inc.* (Retail)	6,720	257,376
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,704	201,613
DRS Technologies, Inc. (Aerospace/Defense)	1,008	57,900
DST Systems, Inc.* (Computers)	3,696	313,088
Dun & Bradstreet Corp. (Software)	4,032	390,499
Eaton Vance Corp. (Diversified Financial Services)	8,400	420,252
Edwards Lifesciences Corp.* (Healthcare - Products)	3,696	185,613
Encore Acquisition Co.* (Oil & Gas)	2,352	86,318
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	8,400	246,120
Energizer Holdings, Inc.* (Electrical Components & Equipment)	3,696	385,493
Entercom Communications Corp. (Media)	1,680	31,164
Equitable Resources, Inc. (Pipelines)	8,064	454,164

See accompanying notes to the Schedules of Portfolio Investments.

Everest Re Group, Ltd. ADR (Insurance)	4,368	465,367
Exterran Holdings, Inc.* (Oil & Gas Services)	1,680	141,456
F5 Networks, Inc.* (Internet)	2,688	96,849
Fair Isaac Corp. (Software)	3,696	140,152
Fastenal Co. (Distribution/Wholesale)	8,064	358,687
First Community Bancorp (Banks)	672	32,726
Florida Rock Industries, Inc. (Building Materials)	2,016	126,867
Flowserve Corp. (Machinery-Diversified)	2,016	159,183
FMC Technologies, Inc.* (Oil & Gas Services)	8,736	529,664
Frontier Oil Corp. (Oil & Gas)	7,056	323,094
GameStop Corp. - Class A* (Retail)	10,080	596,938
Gartner Group, Inc.* (Commercial Services)	2,016	44,150
Gen-Probe, Inc.* (Healthcare - Products)	3,360	235,267
Gentex Corp. (Electronics)	6,720	139,642
Getty Images, Inc.* (Advertising)	1,344	37,968
Global Payments, Inc. (Software)	4,704	223,722
Graco, Inc. (Machinery-Diversified)	4,368	171,924
Granite Construction, Inc. (Engineering & Construction)	1,008	43,163
Grant Prideco, Inc.* (Oil & Gas Services)	4,704	231,249
GUESS?, Inc. (Apparel)	1,680	86,335
Hanesbrands, Inc.* (Apparel)	2,352	73,006
Hansen Natural Corp.* (Beverages)	4,032	274,176
Harris Corp. (Telecommunications)	6,048	366,267
Harte-Hanks, Inc. (Advertising)	3,024	53,313
HCC Insurance Holdings, Inc. (Insurance)	7,392	220,947
Health Management Associates, Inc. - Class A (Healthcare - Services)	15,792	104,385
Health Net, Inc.* (Healthcare - Services)	5,040	270,194
Helmerich & Payne, Inc. (Oil & Gas)	2,352	74,370
Henry Schein, Inc.* (Healthcare - Products)	5,712	342,149
Herman Miller, Inc. (Office Furnishings)	2,016	54,876
Hillenbrand Industries, Inc. (Healthcare - Products)	1,344	74,216
HNI Corp. (Office Furnishings)	1,344	58,276
Hologic, Inc.* (Healthcare - Products)	7,392	502,139
Hormel Foods Corp. (Food)	2,688	98,058
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	2,352	26,742
IDEX Corp. (Machinery-Diversified)	2,352	83,308
Imation Corp. (Computers)	672	14,972
IndyMac Bancorp, Inc. (Diversified Financial Services)	2,688	36,073
Integrated Device Technology, Inc.* (Semiconductors)	3,024	40,612
International Rectifier Corp.* (Semiconductors)	2,352	78,510
International Speedway Corp. (Entertainment)	2,352	104,499
Intuitive Surgical, Inc.* (Healthcare - Products)	1,344	439,313
Invitrogen Corp.* (Biotechnology)	3,024	274,791
ITT Educational Services, Inc.* (Commercial Services)	2,016	256,415
J.B. Hunt Transport Services, Inc. (Transportation)	3,696	102,453
Jack Henry & Associates, Inc. (Computers)	5,040	147,269
Jefferies Group, Inc. (Diversified Financial Services)	3,696	98,794
JetBlue Airways Corp.* (Airlines)	5,040	46,015
John Wiley & Sons, Inc. (Media)	3,024	132,996
Jones Lang LaSalle, Inc. (Real Estate)	1,008	96,093
Joy Global, Inc. (Machinery - Construction & Mining)	3,360	195,082
KBR, Inc.* (Engineering & Construction)	2,352	100,854
Kindred Healthcare, Inc.* (Healthcare - Services)	1,008	21,410
Korn/Ferry International* (Commercial Services)	672	12,876
Kyphon, Inc.* (Healthcare - Products)	2,016	142,894
Lam Research Corp.* (Semiconductors)	4,704	236,141
Lamar Advertising Co. (Advertising)	3,360	179,626
Lattice Semiconductor Corp.* (Semiconductors)	1,680	7,022
Life Time Fitness, Inc.* (Leisure Time)	1,344	81,500
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,352	71,783
Lincare Holdings, Inc.* (Healthcare - Services)	6,048	210,289
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,344	97,104
M.D.C. Holdings, Inc. (Home Builders)	1,344	54,445
Macrovision Corp.* (Entertainment)	3,360	80,640
Martin Marietta Materials (Building Materials)	1,344	173,846
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,016	91,869
McAfee, Inc.* (Internet)	10,416	430,702
MDU Resources Group, Inc. (Electric)	4,368	123,003
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	3,696	109,734
Mentor Graphics Corp.* (Computers)	2,352	37,679
Micrel, Inc. (Semiconductors)	1,344	12,163
Millennium Pharmaceuticals, Inc.* (Biotechnology)	6,720	79,430
Mine Safety Appliances Co. (Environmental Control)	2,016	92,313
Minerals Technologies, Inc. (Chemicals)	336	23,594
Mohawk Industries, Inc.* (Textiles)	2,016	172,045
Moneygram International, Inc. (Software)	2,352	37,514
MSC Industrial Direct Co. - Class A (Retail)	2,016	98,199
National Instruments Corp. (Computers)	2,016	65,399
Navigant Consulting Co.* (Commercial Services)	1,680	22,142
NBTY, Inc.* (Pharmaceuticals)	3,696	131,578
NCR Corp.* (Computers)	5,712	157,594

See accompanying notes to the Schedules of Portfolio Investments.

Netflix, Inc.* (Internet)	1,344	35,576
NeuStar, Inc.* (Telecommunications)	2,016	68,947
New York Community Bancorp (Savings & Loans)	9,072	168,830
Newfield Exploration Co.* (Oil & Gas)	8,400	452,256
Nordson Corp. (Machinery-Diversified)	672	35,952
Nuveen Investments - Class A (Diversified Financial Services)	5,040	326,592
NVR, Inc.* (Home Builders)	336	159,852
O’Reilly Automotive, Inc.* (Retail)	7,392	244,084
Omnicare, Inc. (Pharmaceuticals)	5,040	148,680
Oshkosh Truck Corp. (Auto Manufacturers)	4,704	254,957
Pacific Sunwear of California, Inc.* (Retail)	4,704	78,651
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,352	43,371
Parametric Technology Corp.* (Software)	2,016	38,506
Patterson-UTI Energy, Inc. (Oil & Gas)	10,416	207,695
PDL BioPharma, Inc.* (Biotechnology)	3,696	78,355
Petsmart, Inc. (Retail)	8,736	261,643
Pharmaceutical Product Development, Inc. (Commercial Services)	6,720	283,853
Phillips-Van Heusen Corp. (Apparel)	1,344	64,243
Pioneer Natural Resources Co. (Oil & Gas)	8,064	411,425
Plains Exploration & Production Co.* (Oil & Gas)	2,352	119,834
Plantronics, Inc. (Telecommunications)	3,024	82,706
PMI Group, Inc. (Insurance)	2,688	43,089
Pogo Producing Co. (Oil & Gas)	3,696	220,134
Polycom, Inc.* (Telecommunications)	3,024	84,612
Pride International, Inc.* (Oil & Gas)	3,360	123,984
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,344	53,222
Quanta Services, Inc.* (Commercial Services)	3,024	99,792
Quicksilver Resources, Inc.* (Oil & Gas)	3,696	210,672
Radian Group, Inc. (Insurance)	3,360	42,302
Raymond James Financial Corp. (Diversified Financial Services)	2,688	100,128
Regis Corp. (Retail)	1,680	56,448
Reliance Steel & Aluminum Co. (Iron/Steel)	1,680	98,028
Rent-A-Center, Inc.* (Commercial Services)	2,688	43,008
Republic Services, Inc. (Environmental Control)	6,384	218,269
ResMed, Inc.* (Healthcare - Products)	5,040	208,807
RF Micro Devices, Inc.* (Telecommunications)	5,712	35,529
Rollins, Inc. (Commercial Services)	2,016	61,226
Roper Industries, Inc. (Miscellaneous Manufacturing)	5,712	404,467
Ross Stores, Inc. (Retail)	9,072	245,125
Ruby Tuesday, Inc. (Retail)	3,696	59,025
Scientific Games Corp. - Class A* (Entertainment)	4,368	157,903
SEI Investments Co. (Software)	8,064	254,984
Semtech Corp.* (Semiconductors)	2,352	40,243
Sepracor, Inc.* (Pharmaceuticals)	7,056	194,322
Silicon Laboratories, Inc.* (Semiconductors)	3,696	161,515
Sotheby’s (Commercial Services)	1,344	72,804
Southwestern Energy Co.* (Oil & Gas)	11,088	573,582
SPX Corp. (Miscellaneous Manufacturing)	1,680	170,184
SRA International, Inc. - Class A* (Computers)	2,688	73,812
StanCorp Financial Group, Inc. (Insurance)	2,016	111,142
Steel Dynamics, Inc. (Iron/Steel)	6,720	357,638
Stericycle, Inc.* (Environmental Control)	6,048	352,780
STERIS Corp. (Healthcare - Products)	2,688	78,060
Strayer Education, Inc. (Commercial Services)	1,008	187,952
Superior Energy Services, Inc.* (Oil & Gas Services)	5,040	186,883
SVB Financial Group* (Banks)	1,008	52,204
Sybase, Inc.* (Software)	2,688	76,877
Synopsys, Inc.* (Computers)	4,368	123,440
TCF Financial Corp. (Banks)	3,696	84,158
Techne Corp.* (Healthcare - Products)	2,688	175,365
Teleflex, Inc. (Miscellaneous Manufacturing)	1,008	73,796
The Brink’s Co. (Miscellaneous Manufacturing)	1,680	105,252
The Commerce Group, Inc. (Insurance)	1,344	49,043
The Corporate Executive Board Co. (Commercial Services)	2,688	191,520
The Ryland Group, Inc. (Home Builders)	2,688	76,420
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,344	61,676
The Timberland Co. - Class A* (Apparel)	3,360	65,554
The Warnaco Group, Inc.* (Apparel)	1,680	68,359
Thomas & Betts Corp.* (Electronics)	1,008	56,458
Thor Industries, Inc. (Home Builders)	2,352	112,896
Toll Brothers, Inc.* (Home Builders)	8,400	192,444
Tootsie Roll Industries, Inc. (Food)	1,008	25,976
Universal Health Services, Inc. - Class B (Healthcare - Services)	3,696	180,180
Urban Outfitters, Inc.* (Retail)	7,392	186,796
UTStarcom, Inc.* (Telecommunications)	4,368	13,978
Valassis Communications, Inc.* (Commercial Services)	3,024	29,786
Valspar Corp. (Chemicals)	3,360	84,101
ValueClick, Inc.* (Internet)	3,024	82,223
Varian, Inc.* (Electronics)	1,344	99,308
VCA Antech, Inc.* (Pharmaceuticals)	2,688	123,782
Ventana Medical Systems, Inc.* (Healthcare - Products)	2,016	177,408

See accompanying notes to the Schedules of Portfolio Investments.

Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,360	108,662
W.R. Berkley Corp. (Insurance)	11,088	333,638
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	5,376	178,591
Washington Post Co. - Class B (Media)	336	285,264
WellCare Health Plans, Inc.* (Healthcare - Services)	1,344	32,511
Westamerica Bancorp (Banks)	1,008	48,465
Western Digital Corp.* (Computers)	14,448	374,492
Williams Sonoma, Inc. (Retail)	7,392	232,404
Wind River Systems, Inc.* (Software)	1,344	16,813
Zebra Technologies Corp. - Class A* (Machinery-Diversified)	4,704	183,879

TOTAL COMMON STOCKS (Cost $34,770,320)		39,734,436

TOTAL INVESTMENT SECURITIES (Cost $34,770,320)—100.1%		39,734,436
Net other assets (liabilities) — (0.1)%		(30,167)

NET ASSETS — 100.0%		$39,704,269

*	Non-income producing security

ADR	American Depositary Receipt

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.7%
Aerospace/Defense	0.7%
Airlines	0.3%
Apparel	1.0%
Auto Manufacturers	0.6%
Banks	1.0%
Beverages	0.7%
Biotechnology	2.1%
Building Materials	0.7%
Chemicals	1.1%
Coal	0.3%
Commercial Services	6.1%
Computers	4.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	3.1%
Electric	0.3%
Electrical Components & Equipment	1.8%
Electronics	2.1%
Engineering & Construction	0.4%
Entertainment	0.9%
Environmental Control	1.7%
Food	0.5%
Hand/Machine Tools	0.2%
Healthcare - Products	8.1%
Healthcare - Services	4.0%
Home Builders	1.6%
Household Products/Wares	0.7%
Insurance	3.9%
Internet	2.2%
Iron/Steel	1.9%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.5%
Machinery-Diversified	1.6%
Media	1.1%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	2.9%
Office Furnishings	0.2%
Oil & Gas	8.4%
Oil & Gas Services	3.8%
Pharmaceuticals	3.3%
Pipelines	1.1%
Real Estate	0.2%
Retail	11.4%
Savings & Loans	0.4%
Semiconductors	2.1%
Software	5.4%
Telecommunications	1.9%
Textiles	0.4%
Transportation	0.3%
Water	0.3%
Others**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (99.7%)
4Kids Entertainment, Inc.* (Media)	264	$4,501
A.M. Castle & Co. (Metal Fabricate/Hardware)	231	6,953
AAR Corp.* (Aerospace/Defense)	726	23,268
Aaron Rents, Inc. (Commercial Services)	396	8,387
ABM Industries, Inc. (Commercial Services)	858	20,180
Acadia Realty Trust (REIT)	627	16,615
Actel Corp.* (Semiconductors)	363	4,135
Acuity Brands, Inc. (Miscellaneous Manufacturing)	495	23,661
Adaptec, Inc.* (Telecommunications)	2,277	8,038
Administaff, Inc. (Commercial Services)	297	11,844
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	693	11,088
Agilysys, Inc. (Computers)	594	10,276
Alabama National BanCorp (Banks)	165	13,005
Albany International Corp. - Class A (Machinery-Diversified)	561	21,037
ALLETE, Inc. (Electric)	594	25,952
Alliance One International, Inc.* (Agriculture)	1,716	11,205
Allscripts Healthcare Solutions, Inc.* (Software)	528	14,626
Alpharma, Inc. - Class A* (Pharmaceuticals)	825	17,011
AMCOL International Corp. (Mining)	429	17,306
American States Water Co. (Water)	330	14,998
AMERIGROUP Corp.* (Healthcare - Services)	627	21,945
Analogic Corp. (Electronics)	264	15,088
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	165	4,059
Angelica Corp. (Textiles)	198	3,421
Anixter International, Inc.* (Telecommunications)	660	47,421
Ansoft Corp.* (Computers)	66	1,985
Apogee Enterprises, Inc. (Building Materials)	561	13,200
Applied Industrial Technologies, Inc. (Machinery-Diversified)	726	25,737
Applied Signal Technology, Inc. (Telecommunications)	231	3,319
AptarGroup, Inc. (Miscellaneous Manufacturing)	594	26,552
Arbitron, Inc. (Commercial Services)	264	13,364
Arch Chemicals, Inc. (Chemicals)	462	21,076
Arctic Cat, Inc. (Leisure Time)	231	3,331
Arkansas Best Corp. (Transportation)	495	13,588
ArQule, Inc.* (Biotechnology)	363	2,850
Arris Group, Inc.* (Telecommunications)	1,650	18,975
Ashworth, Inc.* (Apparel)	297	1,651
Astec Industries, Inc.* (Machinery - Construction & Mining)	264	11,964
ATMI, Inc.* (Semiconductors)	462	14,849
Atmos Energy Corp. (Gas)	1,683	47,208
Atwood Oceanics, Inc.* (Oil & Gas)	297	25,019
Audiovox Corp. - Class A* (Telecommunications)	363	4,356
Authorize.Net Holdings, Inc.* (Internet)	330	7,712
Avid Technology, Inc.* (Software)	561	16,488
Avista Corp. (Electric)	1,023	22,557
Axcelis Technologies, Inc.* (Semiconductors)	1,980	9,286
Baldor Electric Co. (Hand/Machine Tools)	759	30,603
Bank Mutual Corp. (Banks)	1,188	13,199
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	891	3,662
BankUnited Financial Corp. - Class A (Savings & Loans)	363	3,133
Barnes Group, Inc. (Miscellaneous Manufacturing)	759	27,878
Basic Energy Services, Inc.* (Oil & Gas Services)	231	4,571
Bassett Furniture Industries, Inc. (Home Furnishings)	231	2,451
Bel Fuse, Inc. - Class B (Electronics)	165	5,250
Belden, Inc. (Electrical Components & Equipment)	858	49,996
Bell Microproducts, Inc.* (Distribution/Wholesale)	594	3,558
Benchmark Electronics, Inc.* (Electronics)	1,254	25,720
Big 5 Sporting Goods Corp. (Retail)	297	5,301
Black Box Corp. (Telecommunications)	330	13,193
Blue Coat Systems, Inc.* (Internet)	396	16,074
Blue Nile, Inc.* (Internet)	198	15,650
Boston Beer Co., Inc. - Class A* (Beverages)	33	1,724
Boston Private Financial Holdings, Inc. (Banks)	330	9,491
Bowne & Co., Inc. (Commercial Services)	561	9,750
Brady Corp. - Class A (Electronics)	594	21,919
Briggs & Stratton Corp. (Machinery-Diversified)	957	21,542
Brightpoint, Inc.* (Distribution/Wholesale)	990	16,038
Bristow Group, Inc.* (Transportation)	231	11,525
Brookline Bancorp, Inc. (Savings & Loans)	1,188	12,783
Brooks Automation, Inc.* (Semiconductors)	1,452	18,847
Brown Shoe Co., Inc. (Retail)	528	10,771
Brush Engineered Materials, Inc.* (Mining)	297	14,345
Buckeye Technologies, Inc.* (Forest Products & Paper)	726	13,010
Buffalo Wild Wings, Inc.* (Retail)	165	5,059
Building Materials Holding Corp. (Distribution/Wholesale)	561	4,409
C&D Technologies, Inc.* (Electrical Components & Equipment)	495	2,386
C-COR, Inc.* (Telecommunications)	726	8,901
Cabela’s, Inc.* (Retail)	396	7,730
California Pizza Kitchen, Inc.* (Retail)	198	3,204
Cambrex Corp. (Biotechnology)	528	6,014
Captaris, Inc.* (Software)	363	1,681

See accompanying notes to the Schedules of Portfolio Investments.

Caraustar Industries, Inc.* (Forest Products & Paper)	561	2,266
Cascade Corp. (Machinery-Diversified)	132	8,313
Casey’s General Stores, Inc. (Retail)	990	28,215
Cash America International, Inc. (Retail)	198	7,722
Catapult Communications Corp.* (Computers)	99	736
CDI Corp. (Commercial Services)	264	7,276
Centene Corp.* (Healthcare - Services)	429	10,009
Central Garden & Pet Co. - Class A* (Household Products/Wares)	924	7,688
Central Pacific Financial Corp. (Banks)	594	13,323
Central Vermont Public Service Corp. (Electric)	198	6,292
Century Aluminum Co.* (Mining)	561	32,645
CH Energy Group, Inc. (Electric)	264	12,339
Champion Enterprises, Inc.* (Home Builders)	1,485	17,612
Charlotte Russe Holding, Inc.* (Retail)	132	1,913
Chattem, Inc.* (Cosmetics/Personal Care)	132	9,808
Checkpoint Systems, Inc.* (Electronics)	429	12,977
Chemed Corp. (Commercial Services)	495	28,373
Chesapeake Corp. (Packaging & Containers)	396	2,934
Chittenden Corp. (Banks)	891	31,737
Ciber, Inc.* (Computers)	1,056	8,226
CKE Restaurants, Inc. (Retail)	1,089	17,620
Clarcor, Inc. (Miscellaneous Manufacturing)	396	14,438
Cleco Corp. (Electric)	1,122	29,565
Coachmen Industries, Inc. (Home Builders)	297	1,841
Cognex Corp. (Machinery-Diversified)	858	15,427
Coherent, Inc.* (Electronics)	594	19,483
Cohu, Inc. (Semiconductors)	429	7,036
Colonial Properties Trust (REIT)	891	27,915
Community Bank System, Inc. (Banks)	594	12,421
Concur Technologies, Inc.* (Software)	330	11,893
CONMED Corp.* (Healthcare - Products)	363	10,324
Consolidated Graphics, Inc.* (Commercial Services)	231	14,779
Corus Bankshares, Inc. (Banks)	462	5,091
CPI Corp. (Commercial Services)	99	3,288
Cross Country Healthcare, Inc.* (Commercial Services)	165	2,592
CryoLife, Inc.* (Biotechnology)	330	2,228
CTS Corp. (Electronics)	693	8,559
Cubic Corp. (Electronics)	132	5,940
Cyberonics, Inc.* (Healthcare - Products)	165	2,393
CyberSource Corp.* (Internet)	330	5,396
Cymer, Inc.* (Electronics)	429	18,232
Datascope Corp. (Healthcare - Products)	231	8,346
DealerTrack Holdings, Inc.* (Internet)	330	16,200
Delphi Financial Group, Inc. - Class A (Insurance)	363	14,066
Deltic Timber Corp. (Forest Products & Paper)	132	7,381
Digi International, Inc.* (Software)	495	7,940
Dime Community Bancshares, Inc. (Savings & Loans)	528	7,598
Ditech Networks, Inc.* (Telecommunications)	462	2,296
DJO, Inc.* (Healthcare - Products)	165	8,242
Downey Financial Corp. (Savings & Loans)	363	14,785
Drill-Quip, Inc.* (Oil & Gas Services)	198	10,559
DSP Group, Inc.* (Semiconductors)	198	3,126
EastGroup Properties, Inc. (REIT)	462	22,028
EDO Corp. (Aerospace/Defense)	132	7,656
El Paso Electric Co.* (Electric)	561	13,660
Electro Scientific Industries, Inc.* (Electronics)	561	12,241
EMCOR Group, Inc.* (Engineering & Construction)	1,254	43,175
Energen Corp. (Gas)	528	33,792
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	165	6,767
Entertainment Properties Trust (REIT)	528	28,971
Enzo Biochem, Inc.* (Biotechnology)	330	3,996
Epicor Software Corp.* (Software)	462	5,396
Essex Property Trust, Inc. (REIT)	264	32,586
Esterline Technologies Corp.* (Aerospace/Defense)	330	18,077
Ethan Allen Interiors, Inc. (Home Furnishings)	627	19,349
Exar Corp.* (Semiconductors)	726	8,828
FARO Technologies, Inc.* (Electronics)	66	1,898
FEI Co.* (Electronics)	264	7,659
Financial Federal Corp. (Diversified Financial Services)	528	14,267
First BanCorp (Banks)	1,584	13,923
First Cash Financial Services, Inc.* (Retail)	132	2,595
First Commonwealth Financial Corp. (Banks)	1,221	14,029
First Financial Bancorp (Banks)	627	7,367
First Indiana Corp. (Banks)	264	8,395
First Midwest Bancorp, Inc. (Banks)	627	21,117
FirstFed Financial Corp.* (Savings & Loans)	165	7,059
Flagstar Bancorp, Inc. (Savings & Loans)	759	6,140
Fleetwood Enterprises, Inc.* (Home Builders)	1,254	11,286
Flowers Foods, Inc. (Food)	1,485	32,581
Fred’s, Inc. (Retail)	792	8,395
Fremont General Corp. (Banks)	1,320	3,656
Frontier Airlines Holdings, Inc.* (Airlines)	726	5,118
Frontier Financial Corp. (Banks)	330	7,323
Fuller (H.B.) Co. (Chemicals)	1,155	33,992
G & K Services, Inc. (Textiles)	429	17,392

See accompanying notes to the Schedules of Portfolio Investments.

Gardner Denver, Inc.* (Machinery-Diversified)	462	16,692
GenCorp, Inc.* (Aerospace/Defense)	561	6,609
Genesco, Inc.* (Retail)	99	4,574
Gentiva Health Services, Inc.* (Healthcare - Services)	528	10,021
Georgia Gulf Corp. (Chemicals)	660	7,986
Gerber Scientific, Inc.* (Machinery-Diversified)	462	5,105
Gevity HR, Inc. (Commercial Services)	495	4,940
Gibraltar Industries, Inc. (Iron/Steel)	561	10,109
Glacier Bancorp, Inc. (Banks)	429	8,726
Griffon Corp.* (Miscellaneous Manufacturing)	231	3,564
Group 1 Automotive, Inc. (Retail)	462	14,345
Gulf Island Fabrication, Inc. (Oil & Gas Services)	132	4,609
Haemonetics Corp.* (Healthcare - Products)	198	10,175
Hancock Holding Co. (Banks)	231	8,785
Hanmi Financial Corp. (Banks)	363	4,000
Harmonic, Inc.* (Telecommunications)	1,056	13,010
Haverty Furniture Cos., Inc. (Retail)	429	3,647
Healthcare Services Group, Inc. (Commercial Services)	297	6,522
Heidrick & Struggles International, Inc. (Commercial Services)	264	11,410
Hooper Holmes, Inc.* (Commercial Services)	1,320	2,930
Hub Group, Inc. - Class A* (Transportation)	495	12,558
Hutchinson Technology, Inc.* (Computers)	231	5,482
Iconix Brand Group, Inc.* (Apparel)	759	17,343
IHOP Corp. (Retail)	165	10,449
Independent Bank Corp. (Banks)	198	2,091
Informatica Corp.* (Software)	990	16,909
Infospace, Inc. (Internet)	594	11,482
Inland Real Estate Corp. (REIT)	1,320	19,668
Insight Enterprises, Inc.* (Retail)	957	26,451
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	297	4,176
Interface, Inc. - Class A (Office Furnishings)	726	13,888
Intevac, Inc.* (Machinery-Diversified)	297	5,218
Invacare Corp. (Healthcare - Products)	627	16,967
inVentiv Health, Inc.* (Advertising)	396	16,723
ION Geophysical Corp.* (Oil & Gas Services)	990	14,998
Irwin Financial Corp. (Banks)	363	3,499
J & J Snack Foods Corp. (Food)	132	4,702
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	528	13,992
JDA Software Group, Inc.* (Software)	363	9,060
Jo-Ann Stores, Inc.* (Retail)	462	8,903
Kaman Corp. (Aerospace/Defense)	462	17,422
Kansas City Southern Industries, Inc.* (Transportation)	1,485	57,455
Kaydon Corp. (Metal Fabricate/Hardware)	330	17,751
Keithley Instruments, Inc. (Electronics)	264	2,651
Kellwood Co. (Apparel)	495	8,202
Kendle International, Inc.* (Commercial Services)	132	5,324
Kilroy Realty Corp. (REIT)	429	27,902
Kite Realty Group Trust (REIT)	561	10,165
Kopin Corp.* (Semiconductors)	891	3,546
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,122	8,494
La-Z-Boy, Inc. (Home Furnishings)	990	7,811
Labor Ready, Inc.* (Commercial Services)	561	9,862
LaBranche & Co., Inc.* (Diversified Financial Services)	1,023	5,606
Laclede Group, Inc. (Gas)	429	14,925
Lance, Inc. (Food)	594	12,581
LandAmerica Financial Group, Inc. (Insurance)	330	9,171
Landry’s Restaurants, Inc. (Retail)	330	9,478
Lawson Products, Inc. (Metal Fabricate/Hardware)	66	2,336
LCA-Vision, Inc. (Healthcare - Products)	231	3,943
Lennox International, Inc. (Building Materials)	1,122	40,055
Lexington Corporate Properties Trust (REIT)	1,320	26,123
LHC Group, Inc.* (Healthcare - Services)	132	3,033
Libbey, Inc. (Housewares)	264	4,749
LifeCell Corp.* (Biotechnology)	165	7,270
Lindsay Manufacturing Co. (Machinery-Diversified)	99	4,871
Lithia Motors, Inc. - Class A (Retail)	231	3,922
Littelfuse, Inc.* (Electrical Components & Equipment)	264	8,403
Live Nation, Inc.* (Commercial Services)	1,287	26,306
LoJack Corp.* (Electronics)	132	2,319
Longs Drug Stores Corp. (Retail)	561	29,458
LTC Properties, Inc. (REIT)	396	10,035
Lufkin Industries, Inc. (Oil & Gas Services)	165	9,811
Lydall, Inc.* (Miscellaneous Manufacturing)	330	3,551
M/I Schottenstein Homes, Inc. (Home Builders)	231	3,835
MagneTek, Inc.* (Electrical Components & Equipment)	363	1,862
Maidenform Brands, Inc.* (Apparel)	165	2,450
Mannatech, Inc. (Pharmaceuticals)	165	1,312
Marcus Corp. (Lodging)	429	8,254
MarineMax, Inc.* (Retail)	198	2,820
Martek Biosciences Corp.* (Biotechnology)	198	6,049
Massey Energy Co. (Coal)	1,551	49,136
Material Sciences Corp.* (Iron/Steel)	231	2,024
Matria Healthcare, Inc.* (Healthcare - Services)	231	5,932
Matrix Service Co.* (Oil & Gas Services)	165	4,866

See accompanying notes to the Schedules of Portfolio Investments.

MAXIMUS, Inc. (Commercial Services)	231	11,070
MedCath Corp.* (Healthcare - Services)	264	7,321
Medical Properties Trust, Inc. (REIT)	792	10,399
Mercury Computer Systems, Inc.* (Computers)	165	2,581
Meridian Bioscience, Inc. (Healthcare - Products)	330	10,920
Mesa Air Group, Inc.* (Airlines)	693	3,222
Methode Electronics, Inc. (Electronics)	726	9,104
MGI Pharma, Inc.* (Pharmaceuticals)	660	21,503
Microsemi Corp.* (Semiconductors)	792	21,075
Mid-America Apartment Communities, Inc. (REIT)	462	24,024
Midas, Inc.* (Commercial Services)	231	3,689
MIVA, Inc.* (Internet)	561	1,784
MKS Instruments, Inc.* (Semiconductors)	726	14,578
Monaco Coach Corp. (Home Builders)	528	6,125
Moog, Inc. - Class A* (Aerospace/Defense)	396	18,275
Movado Group, Inc. (Retail)	231	6,951
MTS Systems Corp. (Computers)	165	7,341
Mueller Industries, Inc. (Metal Fabricate/Hardware)	726	26,107
Myers Industries, Inc. (Miscellaneous Manufacturing)	528	11,188
Napster, Inc.* (Software)	627	2,038
Nash Finch Co. (Food)	264	9,887
NATCO Group, Inc. - Class A* (Oil & Gas Services)	198	10,555
National Presto Industries, Inc. (Housewares)	99	5,439
National Retail Properties, Inc. (REIT)	1,155	29,279
NCI Building Systems, Inc.* (Building Materials)	231	9,051
Neenah Paper, Inc. (Forest Products & Paper)	297	10,098
Network Equipment Technologies, Inc.* (Telecommunications)	363	5,409
New Jersey Resources Corp. (Gas)	528	26,004
Newport Corp.* (Electronics)	792	10,827
Northwest Natural Gas Co. (Gas)	528	25,434
Novatel Wireless, Inc.* (Telecommunications)	462	12,012
O’Charley’s, Inc. (Retail)	462	7,406
Old Dominion Freight Line, Inc.* (Transportation)	231	5,218
OM Group, Inc.* (Chemicals)	561	29,722
Omnicell, Inc.* (Software)	363	9,583
Omnova Solutions, Inc.* (Chemicals)	825	4,678
On Assignment, Inc.* (Commercial Services)	429	3,578
Osteotech, Inc.* (Healthcare - Products)	330	2,297
Owens & Minor, Inc. (Distribution/Wholesale)	792	32,108
Oxford Industries, Inc. (Apparel)	165	4,275
Palomar Medical Technologies, Inc.* (Healthcare - Products)	198	5,007
PAREXEL International Corp.* (Commercial Services)	264	12,144
Park Electrochemical Corp. (Electronics)	396	12,403
Parkway Properties, Inc. (REIT)	297	12,771
Patriot Coal Corp.*(a) (Coal)	297	10,558
PC-Tel, Inc.* (Internet)	330	2,874
Peet’s Coffee & Tea, Inc.* (Beverages)	99	2,700
Penford Corp. (Chemicals)	165	5,820
Perficient, Inc.* (Internet)	363	6,843
Performance Food Group Co.* (Food)	693	18,704
Pericom Semiconductor Corp.* (Semiconductors)	495	7,395
PharMerica Corp.* (Pharmaceuticals)	297	4,737
Phase Forward, Inc.* (Software)	561	13,346
Phoenix Technologies, Ltd.* (Software)	297	3,401
Photon Dynamics, Inc.* (Electronics)	330	3,392
Photronics, Inc.* (Semiconductors)	825	9,026
Piedmont Natural Gas Co., Inc. (Gas)	1,452	37,070
Pinnacle Entertainment, Inc.* (Entertainment)	1,089	31,799
Pioneer Drilling Co.* (Oil & Gas)	726	8,843
Piper Jaffray* (Diversified Financial Services)	363	18,658
Planar Systems, Inc.* (Electronics)	330	2,251
Plexus Corp.* (Electronics)	891	22,988
Polaris Industries, Inc. (Leisure Time)	231	11,361
PolyOne Corp.* (Chemicals)	1,815	14,502
Presidential Life Corp. (Insurance)	429	7,555
ProAssurance Corp.* (Insurance)	231	12,737
Progress Software Corp.* (Software)	330	10,794
Prosperity Bancshares, Inc. (Banks)	198	6,399
Provident Bankshares Corp. (Banks)	627	15,468
PS Business Parks, Inc. (REIT)	165	9,619
PSS World Medical, Inc.* (Healthcare - Products)	825	16,665
Quaker Chemical Corp. (Chemicals)	198	4,273
Quanex Corp. (Metal Fabricate/Hardware)	726	29,904
Radiant Systems, Inc.* (Computers)	495	8,078
Radio One, Inc. - Class D* (Media)	1,485	5,183
RadiSys Corp.* (Computers)	429	5,770
Ralcorp Holdings, Inc.* (Food)	198	11,147
RC2 Corp.* (Toys/Games/Hobbies)	132	3,936
Red Robin Gourmet Burgers, Inc.* (Retail)	165	6,603
Regal-Beloit Corp. (Hand/Machine Tools)	594	29,130
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	528	11,616
RehabCare Group, Inc.* (Healthcare - Services)	330	6,844
Res-Care, Inc.* (Healthcare - Services)	396	9,726
RLI Corp. (Insurance)	132	7,678
Robbins & Myers, Inc. (Machinery-Diversified)	198	14,315
Rock-Tenn Co. - Class A (Forest Products & Paper)	627	18,283
Rogers Corp.* (Electronics)	165	8,090
RTI International Metals, Inc.* (Mining)	264	20,640

See accompanying notes to the Schedules of Portfolio Investments.

Rudolph Technologies, Inc.* (Semiconductors)	297	3,870
Russ Berrie and Co., Inc.* (Household Products/Wares)	231	4,043
Ruth’s Chris Steak House, Inc.* (Retail)	165	2,086
Safety Insurance Group, Inc. (Insurance)	264	9,493
Savient Pharmaceuticals, Inc.* (Biotechnology)	561	7,899
School Specialty, Inc.* (Retail)	198	6,683
Schulman (A.), Inc. (Chemicals)	462	10,908
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	297	8,322
SCPIE Holdings, Inc.* (Insurance)	198	5,376
SEACOR SMIT, Inc.* (Oil & Gas Services)	264	24,196
Secure Computing Corp.* (Internet)	561	5,554
Select Comfort Corp.* (Retail)	396	4,526
Selective Insurance Group, Inc. (Insurance)	1,122	27,276
Senior Housing Properties Trust (REIT)	1,320	29,594
Shaw Group, Inc.* (Engineering & Construction)	1,551	115,705
SI International, Inc.* (Computers)	198	5,586
Signature Bank* (Banks)	264	9,016
Skechers U.S.A., Inc. - Class A* (Apparel)	198	4,869
Skyline Corp. (Home Builders)	132	4,678
SkyWest, Inc. (Airlines)	1,254	34,222
Skyworks Solutions, Inc.* (Semiconductors)	3,135	28,905
Smith Corp. (Miscellaneous Manufacturing)	429	16,040
Smith Micro Software, Inc.* (Software)	363	5,594
Sonic Automotive, Inc. (Retail)	594	15,004
Sonic Solutions* (Electronics)	264	3,168
South Financial Group, Inc. (Banks)	1,452	29,998
South Jersey Industries, Inc. (Gas)	561	21,071
Southern Union Co. (Gas)	1,155	36,382
Southwest Gas Corp. (Gas)	792	23,570
Sovran Self Storage, Inc. (REIT)	396	18,735
Spartan Stores, Inc. (Food)	429	9,537
Spectrum Brands, Inc.* (Household Products/Wares)	726	3,129
Spherion Corp.* (Commercial Services)	1,089	9,496
SPSS, Inc.* (Software)	264	10,032
Stamps.com, Inc.* (Internet)	198	2,748
Standard Microsystems Corp.* (Semiconductors)	231	9,009
Standard Motor Products, Inc. (Auto Parts & Equipment)	231	1,931
Standard Pacific Corp. (Home Builders)	1,254	6,019
Standex International Corp. (Miscellaneous Manufacturing)	231	4,953
StarTek, Inc. (Commercial Services)	231	2,483
Stein Mart, Inc. (Retail)	528	3,469
Sterling Bancorp (Banks)	363	5,332
Sterling Bancshares, Inc. (Banks)	792	9,662
Sterling Financial Corp. (Savings & Loans)	363	8,168
Stewart Information Services Corp. (Insurance)	363	10,527
Stratasys, Inc.* (Computers)	132	3,436
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	363	3,394
Superior Industries International, Inc. (Auto Parts & Equipment)	429	8,670
Superior Well Services, Inc.* (Oil & Gas Services)	132	2,693
Supertex, Inc.* (Semiconductors)	165	6,029
Susquehanna Bancshares, Inc. (Banks)	1,023	20,634
SWS Group, Inc. (Diversified Financial Services)	495	9,400
Sykes Enterprises, Inc.* (Computers)	396	6,989
Symmetricom, Inc.* (Telecommunications)	891	4,223
Symmetry Medical, Inc.* (Healthcare - Products)	660	11,319
SYNNEX Corp.* (Software)	132	2,953
Tanger Factory Outlet Centers, Inc. (REIT)	594	25,019
Technitrol, Inc. (Electronics)	528	15,528
Teledyne Technologies, Inc.* (Aerospace/Defense)	363	18,989
Tetra Tech, Inc.* (Environmental Control)	693	16,182
TETRA Technologies, Inc.* (Oil & Gas Services)	561	11,046
Texas Industries, Inc. (Building Materials)	528	38,576
Texas Roadhouse, Inc. - Class A* (Retail)	462	5,854
The Cato Corp. - Class A (Retail)	297	5,964
The Finish Line, Inc. - Class A (Retail)	363	1,361
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	396	12,819
The Hain Celestial Group, Inc.* (Food)	396	13,884
The Knot, Inc.* (Internet)	198	3,839
The Men’s Wearhouse, Inc. (Retail)	429	18,130
The Pep Boys - Manny, Moe & Jack (Retail)	1,056	15,534
The Standard Register Co. (Household Products/Wares)	231	2,964
The Steak n Shake Co.* (Retail)	231	3,500
Theragenics Corp.* (Pharmaceuticals)	660	3,122
THQ, Inc.* (Software)	462	12,516
Tollgrade Communications, Inc.* (Telecommunications)	264	2,123
Tower Group, Inc. (Insurance)	198	5,978
TradeStation Group, Inc.* (Diversified Financial Services)	297	3,623
Tredegar Corp. (Miscellaneous Manufacturing)	528	9,198
TreeHouse Foods, Inc.* (Food)	264	7,366
Triad Guaranty, Inc.* (Insurance)	66	532
Triarc Cos., Inc. (Retail)	792	8,870
Triumph Group, Inc. (Aerospace/Defense)	330	26,275
Tronox, Inc. - Class B (Chemicals)	792	6,518
See accompanying notes to the Schedules of Portfolio Investments.

TrustCo Bank Corp. NY (Banks)	1,452	15,304
TTM Technologies, Inc.* (Electronics)	462	5,927
Tuesday Morning Corp. (Retail)	231	1,760
UGI Corp. (Gas)	2,046	54,465
UIL Holdings Corp. (Electric)	495	17,414
Ultratech Stepper, Inc.* (Semiconductors)	462	5,355
Umpqua Holdings Corp. (Banks)	594	10,056
UniFirst Corp. (Textiles)	132	4,967
Unisource Energy Corp. (Electric)	693	21,982
United Bankshares, Inc. (Banks)	726	21,998
United Community Banks, Inc. (Banks)	330	7,306
United Fire & Casualty Co. (Insurance)	198	6,344
United Online, Inc. (Internet)	1,287	22,651
United Stationers, Inc.* (Distribution/Wholesale)	594	34,399
Universal Electronics, Inc.* (Home Furnishings)	132	4,765
Universal Forest Products, Inc. (Building Materials)	363	12,999
Universal Technical Institute, Inc.* (Commercial Services)	297	5,593
URS Corp.* (Engineering & Construction)	1,023	63,232
Valmont Industries, Inc. (Metal Fabricate/Hardware)	165	15,794
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	924	42,522
Veeco Instruments, Inc.* (Semiconductors)	594	10,734
Viad Corp. (Commercial Services)	429	15,204
ViaSat, Inc.* (Telecommunications)	231	7,046
Vicor Corp. (Electrical Components & Equipment)	396	5,560
ViroPharma, Inc.* (Pharmaceuticals)	693	5,967
Vital Signs, Inc. (Healthcare - Products)	66	3,491
Volcom, Inc.* (Apparel)	99	2,896
Volt Information Sciences, Inc.* (Commercial Services)	231	3,592
Wabash National Corp. (Auto Manufacturers)	594	6,029
Watsco, Inc. (Distribution/Wholesale)	297	12,367
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	231	11,012
Watts Water Technologies, Inc. - Class A (Electronics)	297	8,444
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	858	8,589
WD-40 Co. (Household Products/Wares)	165	6,534
Whitney Holding Corp. (Banks)	1,287	33,024
Wintrust Financial Corp. (Banks)	165	6,062
WMS Industries, Inc.* (Leisure Time)	396	13,729
Wolverine World Wide, Inc. (Apparel)	396	10,153
Woodward Governor Co. (Electronics)	363	24,321
World Fuel Services Corp. (Retail)	198	8,769
X-Rite, Inc.* (Electronics)	363	5,049
Zale Corp.* (Retail)	429	9,043
Zenith National Insurance Corp. (Insurance)	297	11,933
Zep, Inc.*,(a) (Chemicals)	396	6,336
Zumiez, Inc.* (Retail)	99	4,144

TOTAL COMMON STOCKS (Cost $3,764,213)		5,705,938

	Principal Amount
Repurchase Agreements (0.8%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $14,002 (Collateralized by $14,000 U.S. Treasury Notes, 4.50%, 2/15/09, market value $14,219)	$14,000	14,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $4,001 (Collateralized by $4,000 Federal Home Loan Mortgage Corp., 6.00%, 8/15/13, market value $4,091)	4,000	4,000
UBS, 4.70%, 11/1/07, dated 10/31/07, with a repurchase price of $26,003 (Collateralized by $26,000 U.S. Treasury Notes, 4.50%, 2/15/09, market value $26,407)	26,000	26,000

TOTAL REPURCHASE AGREEMENTS (Cost $44,000)		44,000

TOTAL INVESTMENT SECURITIES (Cost $3,808,213)—100.5%		5,749,938
Net other assets (liabilities) — (0.5)%		(25,764)

NET ASSETS — 100.0%		$5,724,174

*	Non-income producing security

+	All or a portion of the security is designated on the Small-Cap Value ProFund’s records as collateral for when-issued securities.

(a)	Represents a security purchased on a when-issued basis. At October 31, 2007, the total cost of investments purchased on a when-issued basis for Small-Cap Value ProFund was $16,901.

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.3%
Aerospace/Defense	2.3%
Agriculture	0.2%
Airlines	0.8%
Apparel	0.9%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.1%
Banks	6.9%
Beverages	NM
Biotechnology	0.7%
Building Materials	2.0%

See accompanying notes to the Schedules of Portfolio Investments.

Chemicals	2.6%
Coal	1.1%
Commercial Services	4.8%
Computers	1.0%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.9%
Diversified Financial Services	0.9%
Electric	2.6%
Electrical Components & Equipment	1.3%
Electronics	4.8%
Engineering & Construction	4.0%
Entertainment	0.6%
Environmental Control	0.3%
Food	2.3%
Forest Products & Paper	1.0%
Gas	5.5%
Hand/Machine Tools	1.0%
Healthcare - Products	1.9%
Healthcare - Services	1.4%
Home Builders	0.9%
Home Furnishings	0.5%
Household Products/Wares	0.5%
House-wares	0.2%
Insurance	2.2%
Internet	2.1%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.1%
Machinery - Construction & Mining	0.2%
Machinery-Diversified	2.4%
Media	0.2%
Metal Fabricate/Hardware	1.7%
Mining	1.5%
Miscellaneous Manufacturing	2.8%
Office Furnishings	0.2%
Oil & Gas	0.6%
Oil & Gas Services	1.8%
Packaging & Containers	0.1%
Pharmaceuticals	1.0%
REIT	6.7%
Retail	6.1%
Savings & Loans	1.2%
Semiconductors	4.4%
Software	2.8%
Telecommunications	2.5%
Textiles	0.5%
Toys/Games/Hobbies	0.3%
Transportation	1.7%
Water	0.3%
Other**	0.3%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (101.3%)
A.S.V., Inc.*,+ (Auto Manufacturers)	1,386	$16,133
Aaron Rents, Inc. + (Commercial Services)	1,848	39,141
Actel Corp.* (Semiconductors)	462	5,262
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,232	58,890
Administaff, Inc. (Commercial Services)	462	18,425
Alabama National BanCorp (Banks)	462	36,415
Allscripts Healthcare Solutions, Inc.* (Software)	1,386	38,392
Amedisys, Inc.* (Healthcare - Services)	1,694	71,910
American Medical Systems Holdings, Inc.* (Healthcare - Products)	4,620	59,090
AMERIGROUP Corp.* (Healthcare - Services)	1,232	43,120
AMIS Holdings, Inc.* (Semiconductors)	4,158	31,892
AMN Healthcare Services, Inc.* (Commercial Services)	2,156	40,986
AmSurg Corp.* (Healthcare - Services)	2,002	52,953
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	616	15,154
Ansoft Corp.* (Computers)	770	23,162
ANSYS, Inc.* (Software)	4,928	191,256
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,464	110,141
Arbitron, Inc. (Commercial Services)	1,078	54,568
ArQule, Inc.* (Biotechnology)	616	4,836
Arris Group, Inc.* (Telecommunications)	1,386	15,939
ArthroCare Corp.* (Healthcare - Products)	1,694	109,839
Astec Industries, Inc.* (Machinery - Construction & Mining)	308	13,959
ATMI, Inc.* (Semiconductors)	770	24,748
Atwood Oceanics, Inc.* (Oil & Gas)	770	64,865
Authorize.Net Holdings, Inc.* (Internet)	616	14,396
Avid Technology, Inc.* (Software)	770	22,630
Bankrate, Inc.* (Commercial Services)	770	35,381
BankUnited Financial Corp. - Class A (Savings & Loans)	924	7,974
Basic Energy Services, Inc.* (Oil & Gas Services)	616	12,191
Bel Fuse, Inc. - Class B (Electronics)	308	9,801
Big 5 Sporting Goods Corp. (Retail)	462	8,247
Biolase Technology, Inc.* (Healthcare - Products)	1,540	7,869
Blackbaud, Inc. (Software)	2,772	74,705
Blue Coat Systems, Inc.* (Internet)	616	25,003
Blue Nile, Inc.* (Internet)	308	24,344
Boston Beer Co., Inc. - Class A* (Beverages)	462	24,139
Boston Private Financial Holdings, Inc. (Banks)	1,232	35,432
Bradley Pharmaceuticals, Inc.* (Pharmaceuticals)	1,078	21,204
Brady Corp. - Class A (Electronics)	1,540	56,826
Bright Horizons Family Solutions, Inc.* (Commercial Services)	1,694	65,727
Bristow Group, Inc.* (Transportation)	770	38,415
Brown Shoe Co., Inc. (Retail)	1,078	21,991
Brush Engineered Materials, Inc.* (Mining)	308	14,876
Buffalo Wild Wings, Inc.* (Retail)	462	14,165
C-COR, Inc.* (Telecommunications)	770	9,440
Cabela’s, Inc.* (Retail)	1,078	21,043
Cabot Microelectronics Corp.* (Chemicals)	1,540	61,107
Cabot Oil & Gas Corp. (Oil & Gas)	6,160	244,490
CACI International, Inc. - Class A* (Computers)	2,002	107,808
California Pizza Kitchen, Inc.* (Retail)	1,078	17,442
Captaris, Inc.* (Software)	462	2,139
CARBO Ceramics, Inc. (Oil & Gas Services)	1,386	62,259
Cascade Bancorp (Banks)	1,848	35,556
Cascade Corp. (Machinery-Diversified)	308	19,398
Cash America International, Inc. (Retail)	1,232	48,048
Catapult Communications Corp.* (Computers)	308	2,288
CEC Entertainment, Inc.* (Retail)	2,156	64,249
Centene Corp.* (Healthcare - Services)	1,386	32,335
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,386	11,532
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,694	115,887
Charlotte Russe Holding, Inc.* (Retail)	1,232	17,852
Chattem, Inc.* (Cosmetics/Personal Care)	770	57,211
Checkpoint Systems, Inc.* (Electronics)	1,078	32,609
Christopher & Banks Corp. (Retail)	2,464	33,806
Clarcor, Inc. (Miscellaneous Manufacturing)	2,002	72,993
Coinstar, Inc.* (Commercial Services)	1,848	63,664
Comtech Telecommunications Corp.* (Telecommunications)	1,540	83,545
Concur Technologies, Inc.* (Software)	1,540	55,502
CONMED Corp.* (Healthcare - Products)	616	17,519
Cooper Cos., Inc. (Healthcare - Products)	2,926	122,892
Corus Bankshares, Inc. (Banks)	462	5,091
Crocs, Inc.* (Apparel)	4,312	322,322
Cross Country Healthcare, Inc.* (Commercial Services)	770	12,097
CryoLife, Inc.* (Biotechnology)	462	3,119
Cubic Corp. (Electronics)	616	27,720
Curtiss-Wright Corp. (Aerospace/Defense)	2,926	164,705
Cyberonics, Inc.* (Healthcare - Products)	770	11,165
CyberSource Corp.* (Internet)	770	12,590
Cymer, Inc.* (Electronics)	924	39,270
Daktronics, Inc. (Electronics)	2,002	59,700
DealerTrack Holdings, Inc.* (Internet)	770	37,799
Deckers Outdoor Corp.* (Apparel)	770	107,638

See accompanying notes to the Schedules of Portfolio Investments.

Delphi Financial Group, Inc. - Class A (Insurance)	1,694	65,642
Deltic Timber Corp. (Forest Products & Paper)	308	17,223
Diodes, Inc.* (Semiconductors)	1,848	61,095
Dionex Corp.* (Electronics)	1,232	108,416
Ditech Networks, Inc.* (Telecommunications)	462	2,296
DJO, Inc.* (Healthcare - Products)	924	46,154
Dress Barn, Inc.* (Retail)	3,080	50,481
Drew Industries, Inc.* (Building Materials)	1,232	48,763
Drill-Quip, Inc.* (Oil & Gas Services)	770	41,064
DSP Group, Inc.* (Semiconductors)	1,232	19,453
East West Bancorp, Inc. (Banks)	4,004	135,095
EDO Corp. (Aerospace/Defense)	616	35,728
El Paso Electric Co.* (Electric)	1,078	26,249
Energen Corp. (Gas)	2,926	187,264
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	770	31,578
Enzo Biochem, Inc.* (Biotechnology)	770	9,325
Epicor Software Corp.* (Software)	2,310	26,981
EPIQ Systems, Inc.* (Software)	1,386	26,875
Essex Property Trust, Inc. (REIT)	616	76,033
Esterline Technologies Corp.* (Aerospace/Defense)	616	33,744
FactSet Research Systems, Inc. (Computers)	2,464	173,761
FARO Technologies, Inc.* (Electronics)	770	22,145
FEI Co.* (Electronics)	770	22,338
First Cash Financial Services, Inc.* (Retail)	1,386	27,249
First Midwest Bancorp, Inc. (Banks)	1,232	41,494
FirstFed Financial Corp.* (Savings & Loans)	616	26,352
FLIR Systems, Inc.* (Electronics)	4,312	299,210
Forward Air Corp. (Transportation)	2,002	65,325
Fossil, Inc.* (Household Products/Wares)	2,926	109,901
Franklin Bank Corp. Houston* (Savings & Loans)	1,540	11,904
Frontier Financial Corp. (Banks)	1,386	30,755
Gardner Denver, Inc.* (Machinery-Diversified)	1,848	66,768
GenCorp, Inc.* (Aerospace/Defense)	1,694	19,955
General Communication, Inc. - Class A* (Telecommunications)	2,926	34,322
Genesco, Inc.* (Retail)	1,078	49,804
Glacier Bancorp, Inc. (Banks)	1,848	37,588
Greatbatch, Inc.* (Electrical Components & Equipment)	1,386	34,456
Griffon Corp.* (Miscellaneous Manufacturing)	924	14,257
Gulf Island Fabrication, Inc. (Oil & Gas Services)	308	10,755
Haemonetics Corp.* (Healthcare - Products)	1,078	55,398
Hancock Holding Co. (Banks)	770	29,283
Hanmi Financial Corp. (Banks)	1,540	16,971
Harmonic, Inc.* (Telecommunications)	1,386	17,076
Headwaters, Inc.* (Energy - Alternate Sources)	2,772	39,778
Healthcare Services Group, Inc. (Commercial Services)	1,540	33,818
HealthExtras, Inc.* (Pharmaceuticals)	2,002	58,338
Healthways, Inc.* (Healthcare - Services)	2,310	140,217
Heartland Express, Inc. (Transportation)	3,850	53,669
Heidrick & Struggles International, Inc. (Commercial Services)	308	13,312
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,160	284,900
Hibbett Sports, Inc.* (Retail)	2,002	47,227
Hilb, Rogal, and Hobbs Co. (Insurance)	2,310	101,802
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,232	48,171
Hot Topic, Inc.* (Retail)	2,926	22,413
Hub Group, Inc. - Class A* (Transportation)	924	23,442
Hutchinson Technology, Inc.* (Computers)	924	21,927
Iconix Brand Group, Inc.* (Apparel)	1,078	24,632
ICU Medical, Inc.* (Healthcare - Products)	924	37,052
IDEXX Laboratories, Inc.* (Healthcare - Products)	2,002	243,804
IHOP Corp. (Retail)	462	29,258
Immucor, Inc.* (Healthcare - Products)	4,466	144,028
Independent Bank Corp. (Banks)	770	8,131
Infinity Property & Casualty Corp. (Insurance)	1,232	49,551
Informatica Corp.* (Software)	2,310	39,455
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	770	10,826
Integra LifeSciences Holdings* (Biotechnology)	1,232	59,715
Interface, Inc. - Class A (Office Furnishings)	924	17,676
Intevac, Inc.* (Machinery-Diversified)	462	8,117
inVentiv Health, Inc.* (Advertising)	616	26,014
Investment Technology Group, Inc.* (Diversified Financial Services)	2,926	122,599
ION Geophysical Corp.* (Oil & Gas Services)	1,232	18,665
Itron, Inc.* (Electronics)	2,002	215,195
J & J Snack Foods Corp. (Food)	462	16,456
j2 Global Communications, Inc.* (Internet)	3,234	108,953
Jack in the Box, Inc.* (Retail)	4,620	144,929
JDA Software Group, Inc.* (Software)	616	15,375
Jos. A. Bank Clothiers, Inc.* (Retail)	1,232	35,987
K-Swiss, Inc. - Class A (Apparel)	1,694	39,640
Kaydon Corp. (Metal Fabricate/Hardware)	770	41,418
Kendle International, Inc.* (Commercial Services)	308	12,422
Kensey Nash Corp.* (Healthcare - Products)	770	21,067
Kilroy Realty Corp. (REIT)	616	40,065
Kirby Corp.* (Transportation)	3,388	154,764

See accompanying notes to the Schedules of Portfolio Investments.

Knight Transportation, Inc. (Transportation)	3,696	59,025
Kopin Corp.* (Semiconductors)	1,540	6,129
Labor Ready, Inc.* (Commercial Services)	1,540	27,073
Landstar System, Inc. (Transportation)	3,696	155,565
LCA-Vision, Inc. (Healthcare - Products)	616	10,515
LHC Group, Inc.* (Healthcare - Services)	462	10,617
LifeCell Corp.* (Biotechnology)	1,386	61,067
Lindsay Manufacturing Co. (Machinery-Diversified)	462	22,730
Lithia Motors, Inc. - Class A (Retail)	308	5,230
Littelfuse, Inc.* (Electrical Components & Equipment)	616	19,607
LKQ Corp.* (Distribution/Wholesale)	2,926	112,827
LoJack Corp.* (Electronics)	770	13,529
Lufkin Industries, Inc. (Oil & Gas Services)	462	27,471
MagneTek, Inc.* (Electrical Components & Equipment)	616	3,160
Maidenform Brands, Inc.* (Apparel)	616	9,148
Manhattan Associates, Inc.* (Computers)	1,848	55,736
Manitowoc Co. (Machinery-Diversified)	8,008	394,474
Mannatech, Inc. (Pharmaceuticals)	462	3,673
ManTech International Corp. - Class A* (Software)	1,232	48,984
MarineMax, Inc.* (Retail)	616	8,772
Martek Biosciences Corp.* (Biotechnology)	1,232	37,638
Matria Healthcare, Inc.* (Healthcare - Services)	616	15,819
Matrix Service Co.* (Oil & Gas Services)	924	27,249
MAXIMUS, Inc. (Commercial Services)	616	29,519
Mentor Corp. (Healthcare - Products)	2,310	98,337
Mercury Computer Systems, Inc.* (Computers)	924	14,451
Meridian Bioscience, Inc. (Healthcare - Products)	924	30,575
Merit Medical Systems, Inc.* (Healthcare - Products)	1,848	24,116
Meritage Homes Corp.* (Home Builders)	1,386	22,301
MGI Pharma, Inc.* (Pharmaceuticals)	2,926	95,329
Micros Systems, Inc.* (Computers)	2,618	188,025
Microsemi Corp.* (Semiconductors)	2,002	53,273
Mobile Mini, Inc.* (Storage/Warehousing)	2,310	41,418
Molina Healthcare, Inc.* (Healthcare - Services)	924	35,214
Monarch Casino & Resort, Inc.* (Lodging)	616	18,843
Moog, Inc. - Class A* (Aerospace/Defense)	1,386	63,964
Movado Group, Inc. (Retail)	462	13,902
MTS Systems Corp. (Computers)	616	27,406
Multimedia Games, Inc.* (Leisure Time)	1,848	16,299
Napster, Inc.* (Software)	924	3,003
Nara Bancorp, Inc. (Banks)	1,386	21,455
NATCO Group, Inc. - Class A* (Oil & Gas Services)	462	24,629
NCI Building Systems, Inc.* (Building Materials)	462	18,101
NETGEAR, Inc.* (Telecommunications)	2,156	76,193
Network Equipment Technologies, Inc.* (Telecommunications)	462	6,884
Novatel Wireless, Inc.* (Telecommunications)	462	12,012
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,540	23,808
Oceaneering International, Inc.* (Oil & Gas Services)	3,542	273,690
Odyssey Healthcare, Inc.* (Healthcare - Services)	2,310	23,678
Old Dominion Freight Line, Inc.* (Transportation)	1,078	24,352
Omnicell, Inc.* (Software)	924	24,394
On Assignment, Inc.* (Commercial Services)	770	6,422
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,618	77,912
Oxford Industries, Inc. (Apparel)	462	11,970
P.F. Chang’s China Bistro, Inc.* (Retail)	1,694	49,312
Palomar Medical Technologies, Inc.* (Healthcare - Products)	462	11,684
Panera Bread Co. - Class A* (Retail)	2,002	82,062
Papa John’s International, Inc.* (Retail)	1,540	35,882
PAREXEL International Corp.* (Commercial Services)	924	42,504
Patriot Coal Corp.*,(a) (Coal)	616	21,899
PC-Tel, Inc.* (Internet)	308	2,683
Pediatrix Medical Group, Inc.* (Healthcare - Services)	3,234	211,827
Peet’s Coffee & Tea, Inc.* (Beverages)	616	16,798
Penn Virginia Corp. (Oil & Gas)	2,464	119,258
Perficient, Inc.* (Internet)	770	14,515
PetMed Express, Inc.* (Pharmaceuticals)	1,540	22,453
Petroleum Development* (Oil & Gas)	924	41,968
Pharmanet Development Group, Inc.* (Commercial Services)	1,232	39,917
PharMerica Corp.* (Pharmaceuticals)	1,078	17,194
Phase Forward, Inc.* (Software)	770	18,318
Philadelphia Consolidated Holding Corp.* (Insurance)	3,696	150,797
Phoenix Technologies, Ltd.* (Software)	616	7,053
Pioneer Drilling Co.* (Oil & Gas)	616	7,503
Polaris Industries, Inc. (Leisure Time)	1,848	90,885
Pool Corp. (Distribution/Wholesale)	3,388	79,889
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	1,078	48,629
Possis Medical, Inc.* (Healthcare - Products)	1,078	15,426
Pre-Paid Legal Services, Inc.* (Commercial Services)	616	36,714
PrivateBancorp, Inc. (Banks)	1,232	34,693

See accompanying notes to the Schedules of Portfolio Investments.

ProAssurance Corp.* (Insurance)	1,386	76,424
Progress Software Corp.* (Software)	1,540	50,373
Prosperity Bancshares, Inc. (Banks)	1,386	44,796
PS Business Parks, Inc. (REIT)	462	26,935
PSS World Medical, Inc.* (Healthcare - Products)	1,694	34,219
Quality Systems, Inc. (Software)	1,078	39,056
Quiksilver, Inc.* (Apparel)	7,854	106,029
Ralcorp Holdings, Inc.* (Food)	1,078	60,691
RC2 Corp.* (Toys/Games/Hobbies)	924	27,554
Red Robin Gourmet Burgers, Inc.* (Retail)	462	18,489
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,464	54,208
Respironics, Inc.* (Healthcare - Products)	4,774	238,986
Rewards Network, Inc.* (Commercial Services)	1,694	8,301
RLI Corp. (Insurance)	924	53,749
Robbins & Myers, Inc. (Machinery-Diversified)	462	33,403
Rogers Corp.* (Electronics)	616	30,202
RTI International Metals, Inc.* (Mining)	616	48,159
Rudolph Technologies, Inc.* (Semiconductors)	616	8,026
Ruth’s Chris Steak House, Inc.* (Retail)	616	7,786
Sanderson Farms, Inc. (Food)	1,078	37,514
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,078	15,178
ScanSource, Inc.* (Distribution/Wholesale)	1,694	62,576
School Specialty, Inc.* (Retail)	462	15,593
Sciele Pharma, Inc.* (Pharmaceuticals)	1,848	47,013
SEACOR SMIT, Inc.* (Oil & Gas Services)	462	42,342
Secure Computing Corp.* (Internet)	2,310	22,869
Select Comfort Corp.* (Retail)	2,156	24,643
Shuffle Master, Inc.* (Entertainment)	2,310	31,601
SI International, Inc.* (Computers)	154	4,344
Sierra Health Services, Inc.* (Healthcare - Services)	3,696	156,341
Signature Bank* (Banks)	1,078	36,814
Simpson Manufacturing Co., Inc. (Building Materials)	2,464	73,895
Skechers U.S.A., Inc. - Class A* (Apparel)	924	22,721
Smith Micro Software, Inc.* (Software)	616	9,493
Sonic Corp.* (Retail)	4,620	114,484
Sonic Solutions* (Electronics)	770	9,240
Southern Union Co. (Gas)	3,234	101,871
SPSS, Inc.* (Software)	462	17,556
St. Mary Land & Exploration Co. (Oil & Gas)	4,004	169,609
Stage Stores, Inc. (Retail)	2,772	52,003
Stamps.com, Inc.* (Internet)	616	8,550
Standard Microsystems Corp.* (Semiconductors)	616	24,024
Sterling Bancshares, Inc. (Banks)	1,848	22,546
Sterling Financial Corp. (Savings & Loans)	1,540	34,650
Stone Energy Corp.* (Oil & Gas)	1,848	82,384
Stratasys, Inc.* (Computers)	924	24,052
Sunrise Assisted Living, Inc.* (Healthcare - Services)	2,926	108,262
Superior Well Services, Inc.* (Oil & Gas Services)	462	9,425
Supertex, Inc.* (Semiconductors)	308	11,254
SurModics, Inc.* (Healthcare - Products)	1,078	61,166
Swift Energy Co.* (Oil & Gas)	2,002	94,955
Sykes Enterprises, Inc.* (Computers)	616	10,872
Synaptics, Inc.* (Computers)	1,694	92,069
SYNNEX Corp.* (Software)	616	13,780
Take-Two Interactive Software, Inc.* (Software)	4,774	89,656
Technitrol, Inc. (Electronics)	924	27,175
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,078	56,390
Tetra Tech, Inc.* (Environmental Control)	1,386	32,363
TETRA Technologies, Inc.* (Oil & Gas Services)	2,926	57,613
Texas Roadhouse, Inc. - Class A* (Retail)	1,848	23,414
The Cato Corp. - Class A (Retail)	1,078	21,646
The Children’s Place Retail Stores, Inc.* (Retail)	1,540	39,424
The Finish Line, Inc. - Class A (Retail)	1,540	5,775
The Gymboree Corp.* (Apparel)	2,002	68,128
The Hain Celestial Group, Inc.* (Food)	1,232	43,194
The Knot, Inc.* (Internet)	616	11,944
The Men’s Wearhouse, Inc. (Retail)	2,002	84,605
The Nautilus Group, Inc. (Leisure Time)	2,002	12,873
The Steak n Shake Co.* (Retail)	1,078	16,332
THQ, Inc.* (Software)	2,618	70,922
Toro Co. (Housewares)	2,618	145,718
Tower Group, Inc. (Insurance)	616	18,597
Tractor Supply Co.* (Retail)	2,310	95,726
TradeStation Group, Inc.* (Diversified Financial Services)	616	7,515
TreeHouse Foods, Inc.* (Food)	1,078	30,076
Triad Guaranty, Inc.* (Insurance)	616	4,965
Triarc Cos., Inc. (Retail)	1,386	15,523
Trimble Navigation, Ltd.* (Electronics)	7,392	308,246
TTM Technologies, Inc.* (Electronics)	924	11,855
Tuesday Morning Corp. (Retail)	1,232	9,388
Tween Brands, Inc.* (Retail)	2,156	66,189
Tyler Technologies, Inc.* (Computers)	2,310	37,237
UCBH Holdings, Inc. (Banks)	6,160	105,151
Umpqua Holdings Corp. (Banks)	1,848	31,287
UniFirst Corp. (Textiles)	462	17,385
Unit Corp.* (Oil & Gas)	3,080	147,132
United Community Banks, Inc. (Banks)	1,232	27,276
United Fire & Casualty Co. (Insurance)	770	24,671
United Natural Foods, Inc.* (Food)	2,772	80,222

See accompanying notes to the Schedules of Portfolio Investments.

Universal Electronics, Inc.* (Home Furnishings)	462	16,678
Universal Technical Institute, Inc.* (Commercial Services)	462	8,699
USANA Health Sciences, Inc.* (Pharmaceuticals)	616	25,139
Valmont Industries, Inc. (Metal Fabricate/Hardware)	616	58,964
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,310	106,306
ViaSat, Inc.* (Telecommunications)	924	28,182
ViroPharma, Inc.* (Pharmaceuticals)	2,156	18,563
Vital Signs, Inc. (Healthcare - Products)	308	16,293
Volcom, Inc.* (Apparel)	462	13,514
W-H Energy Services, Inc.* (Oil & Gas Services)	2,002	115,235
Waste Connections, Inc.* (Environmental Control)	4,312	145,789
Watsco, Inc. (Distribution/Wholesale)	616	25,650
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	2,002	95,435
Watts Water Technologies, Inc. - Class A (Electronics)	924	26,269
WD-40 Co. (Household Products/Wares)	616	24,394
Websense, Inc.* (Internet)	2,926	53,838
Wilshire Bancorp, Inc. (Banks)	1,078	11,103
Winnebago Industries, Inc. (Home Builders)	2,002	51,612
Wintrust Financial Corp. (Banks)	1,078	39,606
WMS Industries, Inc.* (Leisure Time)	1,078	37,374
Wolverine World Wide, Inc. (Apparel)	2,310	59,228
Woodward Governor Co. (Electronics)	770	51,590
World Acceptance Corp.* (Diversified Financial Services)	1,078	34,776
World Fuel Services Corp. (Retail)	1,232	54,565
X-Rite, Inc.* (Electronics)	616	8,569
Zale Corp.* (Retail)	1,694	35,710
Zenith National Insurance Corp. (Insurance)	1,386	55,689
Zumiez, Inc.* (Retail)	770	32,232

TOTAL COMMON STOCKS (Cost $13,223,343)		18,220,622

TOTAL INVESTMENT SECURITIES (Cost $13,223,343)—101.3%		18,220,622
Net other assets (liabilities) — (1.3)%		(225,550)

NET ASSETS — 100.0%		$17,995,072

*	Non-income producing security

+	All or a portion of the security is designated on the Small-Cap Growth ProFund’s records as collateral for when-issued securities.

(a)	Represents a security purchased on a when-issued basis. At October 31, 2007, the total cost of investments purchased on a when-issued basis for Small-Cap Growth ProFund was $21,905.

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.1%
Aerospace/Defense	2.1%
Apparel	4.4%
Auto Manufacturers	0.1%
Banks	4.5%
Beverages	0.2%
Biotechnology	1.3%
Building Materials	0.8%
Chemicals	0.3%
Coal	0.1%
Commercial Services	3.9%
Computers	4.3%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	1.5%
Diversified Financial Services	1.6%
Electric	0.1%
Electrical Components & Equipment	0.3%
Electronics	7.8%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.1%
Entertainment	0.2%
Environmental Control	1.0%
Food	1.4%
Forest Products & Paper	0.1%
Gas	1.6%
Healthcare - Products	7.9%
Healthcare - Services	5.1%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.8%
Housewares	0.8%
Insurance	3.3%
Internet	1.8%
Leisure Time	0.9%
Lodging	0.1%
Machinery - Construction & Mining	0.1%
Machinery-Diversified	3.0%
Metal Fabricate/Hardware	0.5%
Mining	0.4%
Miscellaneous Manufacturing	2.2%
Office Furnishings	0.1%
Oil & Gas	5.4%
Oil & Gas Services	5.9%
Pharmaceuticals	1.7%
REIT	0.8%
Retail	9.0%
Savings & Loans	0.5%

See accompanying notes to the Schedules of Portfolio Investments.

Semiconductors	1.8%
Software	5.0%
Storage/Warehousing	0.2%
Telecommunications	1.7%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.2%
Other**	(1.3)%

**	Includes any non-equity securities and net other assets (liabilities).

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Europe 30 ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (98.1%)
ABB, Ltd. (Engineering & Construction)	70,213	$2,121,837
Alcatel SA (Telecommunications)	93,290	903,980
Alcon, Inc. (Healthcare - Products)	10,311	1,569,437
ArcelorMittal - Class A (Iron/Steel)	31,424	2,512,349
ASML Holding NV* (Semiconductors)	36,654	1,279,958
AstraZeneca PLC (Pharmaceuticals)	33,388	1,639,351
Barclays PLC (Banks)	33,879	1,722,747
BP Amoco PLC (Oil & Gas)	48,118	3,752,723
Business Objects SA* (Software)	25,532	1,529,622
Credit Suisse Group (Diversified Financial Services)	25,041	1,695,276
DaimlerChrysler AG (Auto Manufacturers)	22,095	2,433,764
Diageo PLC (Beverages)	18,167	1,666,822
Elan Corp. PLC* (Pharmaceuticals)	67,267	1,600,955
GlaxoSmithKline PLC (Pharmaceuticals)	46,645	2,390,556
HSBC Holdings PLC (Banks)	34,370	3,420,502
Millicom International Cellular SA* (Telecommunications)	12,275	1,442,067
Nokia OYJ (Telecommunications)	79,051	3,139,906
Novartis AG (Pharmaceuticals)	45,172	2,401,795
Rio Tinto PLC (Mining)	5,892	2,209,500
Royal Dutch Shell PLC - Class A (Oil & Gas)	48,118	4,210,806
Ryanair Holdings PLC* (Airlines)	25,041	1,231,767
Sanofi-Aventis (Pharmaceuticals)	49,100	2,160,891
SAP AG (Software)	33,388	1,812,301
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	15,712	1,180,757
Siemens AG (Miscellaneous Manufacturing)	17,185	2,343,519
Telefonaktiebolaget LM Ericsson (Telecommunications)	42,226	1,268,891
Tenaris SA (Iron/Steel)	27,005	1,452,869
Total Fina SA (Oil & Gas)	37,807	3,047,622
UBS AG (Diversified Financial Services)	36,825	1,977,134
Vodafone Group PLC (Telecommunications)	88,871	3,489,964

TOTAL COMMON STOCKS (Cost $54,044,777)		63,609,668

	Principal Amount
Repurchase Agreements (1.7%)
HSBC, 4.68%, 11/1/07, dated 10/31/07, with a repurchase price of $357,046 (Collateralized by $365,000 Federal Home Loan Bank, 4.625%, 10/24/08, market value $365,765)	$357,000	357,000
Merrill Lynch, 4.66%, 11/1/07, dated 10/31/07, with a repurchase price of $107,014 (Collateralized by $108,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $109,427)	107,000	107,000
UBS, 4.70%, 11/1/07, dated 10/31/07, with a repurchase price of $624,082 (Collateralized by $624,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $636,773)	624,000	624,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,088,000)		1,088,000

TOTAL INVESTMENT SECURITIES (Cost $55,132,777)—99.8%		64,697,668
Net other assets (liabilities) — 0.2%		106,711

NET ASSETS — 100.0%		$64,804,379

As of October 31, 2007, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $388,563)	5	$14,114

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Airlines	1.9%
Auto Manufacturers	3.7%
Banks	8.0%
Beverages	2.6%
Diversified Financial Services	5.6%
Engineering & Construction	3.3%
Healthcare - Products	2.4%
Iron/Steel	6.1%
Mining	3.4%
Miscellaneous Manufacturing	3.6%
Oil & Gas	17.0%
Pharmaceuticals	17.5%
Semiconductors	2.0%
Software	5.2%
Telecommunications	15.8%
Other**	1.9%

Europe 30 ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of October 31, 2007:

Finland	4.8%
France	11.8%
Germany	10.2%
Ireland	4.4%
Luxembourg	4.5%
Netherlands	5.9%

See accompanying notes to the Schedules of Portfolio Investments.

Sweden	2.0%
Switzerland	15.0%
United Kingdom	39.5%
Other**	1.9%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraBull ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (81.3%)
3M Co. (Miscellaneous Manufacturing)	7,074	$610,911
Abbott Laboratories (Pharmaceuticals)	15,228	831,753
Abercrombie & Fitch Co. - Class A (Retail)	864	68,429
ACE, Ltd.ADR (Insurance)	3,240	196,376
Adobe Systems, Inc.* (Software)	5,778	276,766
Advanced Micro Devices, Inc.* (Semiconductors)	5,400	70,632
Aetna, Inc. (Healthcare - Services)	5,022	282,086
Affiliated Computer Services, Inc. - Class A* (Computers)	972	49,242
AFLAC, Inc. (Insurance)	4,806	301,721
Agilent Technologies, Inc.* (Electronics)	3,834	141,283
Air Products & Chemicals, Inc. (Chemicals)	2,106	206,072
Akamai Technologies, Inc.* (Internet)	1,620	63,488
Alcoa, Inc. (Mining)	8,694	344,195
Allegheny Energy, Inc.* (Electric)	1,620	98,269
Allegheny Technologies, Inc. (Iron/Steel)	1,026	104,826
Allergan, Inc. (Pharmaceuticals)	3,024	204,362
Allied Waste Industries, Inc.* (Environmental Control)	2,862	36,176
Allstate Corp. (Insurance)	5,778	302,767
Alltel Corp. (Telecommunications)	3,456	245,894
Altera Corp. (Semiconductors)	3,510	68,866
Altria Group, Inc. (Agriculture)	20,790	1,516,215
Amazon.com, Inc.* (Internet)	3,024	269,590
Ambac Financial Group, Inc. (Insurance)	1,026	37,788
Ameren Corp. (Electric)	2,052	110,931
American Capital Strategies, Ltd. (Investment Companies)	1,836	79,701
American Electric Power, Inc. (Electric)	3,942	190,044
American Express Co. (Diversified Financial Services)	11,664	710,921
American International Group, Inc. (Insurance)	25,272	1,595,169
American Standard Cos. (Building Materials)	1,782	66,415
Ameriprise Financial, Inc. (Diversified Financial Services)	2,322	146,240
AmerisourceBergen Corp. (Pharmaceuticals)	1,782	83,950
Amgen, Inc.* (Biotechnology)	10,692	621,312
Anadarko Petroleum Corp. (Oil & Gas)	4,590	270,902
Analog Devices, Inc. (Semiconductors)	3,078	102,990
Anheuser-Busch Cos., Inc. (Beverages)	7,398	379,369
AON Corp. (Insurance)	2,862	129,706
Apache Corp. (Oil & Gas)	3,294	341,950
Apartment Investment and Management Co. - Class A (REIT)	972	45,422
Apollo Group, Inc. - Class A* (Commercial Services)	1,404	111,281
Apple Computer, Inc.* (Computers)	8,586	1,630,911
Applera Corp. - Applied Biosystems Group (Electronics)	1,782	66,183
Applied Materials, Inc. (Semiconductors)	13,608	264,267
Archer-Daniels-Midland Co. (Agriculture)	6,372	227,990
Ashland, Inc. (Chemicals)	540	31,709
Assurant, Inc. (Insurance)	972	56,804
AT&T, Inc. (Telecommunications)	60,156	2,513,919
Autodesk, Inc.* (Software)	2,268	110,905
Automatic Data Processing, Inc. (Software)	5,238	259,595
AutoNation, Inc.* (Retail)	1,512	26,747
AutoZone, Inc.* (Retail)	432	53,745
Avalonbay Communities, Inc. (REIT)	810	99,347
Avery Dennison Corp. (Household Products/Wares)	1,026	59,405
Avon Products, Inc. (Cosmetics/Personal Care)	4,266	174,821
Baker Hughes, Inc. (Oil & Gas Services)	3,132	271,607
Ball Corp. (Packaging & Containers)	1,026	50,869
Bank of America Corp. (Banks)	43,740	2,111,767
Bank of New York Mellon Corp. (Banks)	10,270	501,689
Bard (C.R.), Inc. (Healthcare - Products)	1,026	85,784
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,080	61,906
Baxter International, Inc. (Healthcare - Products)	6,372	382,384
BB&T Corp. (Banks)	5,454	201,634
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,134	128,822
Becton, Dickinson & Co. (Healthcare - Products)	2,376	198,301
Bed Bath & Beyond, Inc.* (Retail)	2,700	91,638
Bemis Co., Inc. (Packaging & Containers)	1,026	28,892
Best Buy Co., Inc. (Retail)	3,942	191,266
Big Lots, Inc.* (Retail)	1,026	24,603
Biogen Idec, Inc.* (Biotechnology)	2,862	213,047
BJ Services Co. (Oil & Gas Services)	2,862	72,094
Black & Decker Corp. (Hand/Machine Tools)	648	58,262
BMC Software, Inc.* (Software)	1,998	67,612
Boeing Co. (Aerospace/Defense)	7,722	761,312
Boston Properties, Inc. (REIT)	1,188	128,708
Boston Scientific Corp.* (Healthcare - Products)	13,176	182,751
Bristol-Myers Squibb Co. (Pharmaceuticals)	19,494	584,625
Broadcom Corp. - Class A* (Semiconductors)	4,644	151,162
Brown-Forman Corp. (Beverages)	864	63,919
Brunswick Corp. (Leisure Time)	864	19,276
Burlington Northern Santa Fe Corp. (Transportation)	2,970	258,836
C.H. Robinson Worldwide, Inc. (Transportation)	1,728	86,262
CA, Inc. (Software)	3,834	101,409
Campbell Soup Co. (Food)	2,214	81,874
Capital One Financial Corp. (Diversified Financial Services)	4,104	269,181
Cardinal Health, Inc. (Pharmaceuticals)	3,618	246,133

See accompanying notes to the Schedules of Portfolio Investments.

Carnival Corp. - Class AADR (Leisure Time)	4,320	207,274
Caterpillar, Inc. (Machinery - Construction & Mining)	6,318	471,386
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,944	47,395
CBS Corp. - Class B (Media)	6,750	193,725
Celgene Corp.* (Biotechnology)	3,780	249,480
CenterPoint Energy, Inc. (Electric)	3,186	53,397
Centex Corp. (Home Builders)	1,188	29,771
CenturyTel, Inc. (Telecommunications)	1,080	47,574
Chesapeake Energy Corp. (Oil & Gas)	4,050	159,894
ChevronTexaco Corp. (Oil & Gas)	21,006	1,922,259
Chubb Corp. (Insurance)	3,888	207,425
Ciena Corp.* (Telecommunications)	864	41,351
CIGNA Corp. (Insurance)	2,808	147,392
Cincinnati Financial Corp. (Insurance)	1,674	66,592
Cintas Corp. (Textiles)	1,350	49,410
Circuit City Stores, Inc. (Retail)	1,674	13,275
Cisco Systems, Inc.* (Telecommunications)	60,102	1,986,972
CIT Group, Inc. (Diversified Financial Services)	1,890	66,604
Citigroup, Inc. (Diversified Financial Services)	49,086	2,056,703
Citizens Communications Co. (Telecommunications)	3,348	44,060
Citrix Systems, Inc.* (Software)	1,782	76,608
Clear Channel Communications, Inc. (Media)	4,914	185,602
Clorox Co. (Household Products/Wares)	1,350	84,470
CME Group, Inc. (Diversified Financial Services)	540	359,775
CMS Energy Corp. (Electric)	2,214	37,572
Coach, Inc.* (Apparel)	3,672	134,248
Coca-Cola Co. (Beverages)	19,602	1,210,620
Coca-Cola Enterprises, Inc. (Beverages)	2,808	72,474
Cognizant Technology Solutions Corp.* (Computers)	2,808	116,420
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,022	383,028
Comcast Corp. - Special Class A* (Media)	30,510	642,235
Comerica, Inc. (Banks)	1,512	70,580
Commerce Bancorp, Inc. (Banks)	1,890	77,018
Computer Sciences Corp.* (Computers)	1,728	100,898
Compuware Corp.* (Software)	2,970	29,700
ConAgra Foods, Inc. (Food)	4,806	114,046
ConocoPhillips (Oil & Gas)	16,038	1,362,588
CONSOL Energy, Inc. (Coal)	1,782	100,683
Consolidated Edison, Inc. (Electric)	2,646	124,600
Constellation Brands, Inc.* (Beverages)	1,890	47,477
Constellation Energy Group, Inc. (Electric)	1,782	168,755
Convergys Corp.* (Commercial Services)	1,350	24,746
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	1,836	96,188
Corning, Inc. (Telecommunications)	15,498	376,136
Costco Wholesale Corp. (Retail)	4,320	290,563
Countrywide Credit Industries, Inc. (Diversified Financial Services)	5,670	87,998
Coventry Health Care, Inc.* (Healthcare - Services)	1,566	94,445
Covidien, Ltd.ADR (Healthcare - Products)	4,914	204,422
CSX Corp. (Transportation)	4,320	193,406
Cummins, Inc. (Machinery-Diversified)	1,026	123,079
CVS Corp. (Retail)	14,580	609,007
D.R. Horton, Inc. (Home Builders)	2,700	34,263
Danaher Corp. (Miscellaneous Manufacturing)	2,430	208,178
Darden Restaurants, Inc. (Retail)	1,404	60,372
Dean Foods Co. (Food)	1,296	35,990
Deere & Co. (Machinery-Diversified)	2,214	342,949
Dell, Inc.* (Computers)	22,410	685,746
Developers Diversified Realty Corp. (REIT)	1,242	62,597
Devon Energy Corp. (Oil & Gas)	4,374	408,532
Dillards, Inc. - Class A (Retail)	594	13,680
DIRECTV Group, Inc.* (Media)	7,506	198,759
Discover Financial Services (Diversified Financial Services)	4,636	89,475
Dominion Resources, Inc. (Electric)	2,862	262,245
Dover Corp. (Miscellaneous Manufacturing)	1,998	91,908
Dow Jones & Co., Inc. (Media)	648	38,757
DTE Energy Co. (Electric)	1,674	83,030
Du Pont (Chemicals)	9,072	449,155
Duke Energy Corp. (Electric)	12,420	238,091
Dynegy, Inc. - Class A* (Electric)	4,914	45,258
E* TRADE Financial Corp.* (Diversified Financial Services)	4,212	46,922
Eastman Chemical Co. (Chemicals)	810	53,938
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,808	80,477
Eaton Corp. (Miscellaneous Manufacturing)	1,458	134,982
eBay, Inc.* (Internet)	11,232	405,475
Ecolab, Inc. (Chemicals)	1,728	81,510
Edison International (Electric)	3,240	188,212
El Paso Corp. (Pipelines)	6,912	122,066
Electronic Arts, Inc.* (Software)	3,078	188,127
Electronic Data Systems Corp. (Computers)	5,022	108,425
Eli Lilly & Co. (Pharmaceuticals)	9,720	526,338
Embarq Corp. (Telecommunications)	1,512	80,015
EMC Corp.* (Computers)	20,682	525,116
Emerson Electric Co. (Electrical Components & Equipment)	7,830	409,274
Ensco International, Inc. (Oil & Gas)	1,458	80,904
Entergy Corp. (Electric)	1,944	233,027
EOG Resources, Inc. (Oil & Gas)	2,430	215,298
Equifax, Inc. (Commercial Services)	1,404	54,054
Equity Residential Properties Trust (REIT)	2,754	115,062
Exelon Corp. (Electric)	6,642	549,825
Expedia, Inc.* (Internet)	1,998	65,255

See accompanying notes to the Schedules of Portfolio Investments.

Expeditors International of Washington, Inc. (Transportation)	1,998	101,199
Express Scripts, Inc.* (Pharmaceuticals)	2,538	160,148
Exxon Mobil Corp. (Oil & Gas)	54,702	5,032,037
Family Dollar Stores, Inc. (Retail)	1,458	36,960
Fannie Mae (Diversified Financial Services)	9,612	548,268
Federated Investors, Inc. - Class B (Diversified Financial Services)	864	37,152
FedEx Corp. (Transportation)	3,024	312,500
Fidelity National Information Services, Inc. (Software)	1,674	77,205
Fifth Third Bancorp (Banks)	5,292	165,534
First Horizon National Corp. (Banks)	1,242	32,391
FirstEnergy Corp. (Electric)	3,024	210,773
Fiserv, Inc.* (Software)	1,620	89,748
Fluor Corp. (Engineering & Construction)	864	136,512
Ford Motor Co.* (Auto Manufacturers)	20,682	183,449
Forest Laboratories, Inc.* (Pharmaceuticals)	3,132	122,367
Fortune Brands, Inc. (Household Products/Wares)	1,512	126,660
FPL Group, Inc. (Electric)	3,996	273,406
Franklin Resources, Inc. (Diversified Financial Services)	1,620	210,082
Freddie Mac (Diversified Financial Services)	6,426	335,630
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,780	444,830
Gannett Co., Inc. (Media)	2,322	98,476
General Dynamics Corp. (Aerospace/Defense)	3,996	363,476
General Electric Co. (Miscellaneous Manufacturing)	101,088	4,160,782
General Growth Properties, Inc. (REIT)	2,430	132,095
General Mills, Inc. (Food)	3,240	187,045
General Motors Corp. (Auto Manufacturers)	5,562	217,975
Genuine Parts Co. (Distribution/Wholesale)	1,674	82,143
Genworth Financial, Inc. - Class A (Diversified Financial Services)	4,374	119,410
Genzyme Corp.* (Biotechnology)	2,592	196,914
Gilead Sciences, Inc.* (Pharmaceuticals)	9,126	421,530
Goodrich Corp. (Aerospace/Defense)	1,242	86,518
Google, Inc. - Class A* (Internet)	2,268	1,603,476
H & R Block, Inc. (Commercial Services)	3,186	69,455
Halliburton Co. (Oil & Gas Services)	8,802	346,975
Harley-Davidson, Inc. (Leisure Time)	2,484	127,926
Harman International Industries, Inc. (Home Furnishings)	672	56,582
Harrah’s Entertainment, Inc. (Lodging)	1,836	162,027
Hartford Financial Services Group, Inc. (Insurance)	3,132	303,898
Hasbro, Inc. (Toys/Games/Hobbies)	1,566	46,745
Heinz (H.J.) Co. (Food)	3,132	146,515
Hercules, Inc. (Chemicals)	1,134	21,331
Hess Corp. (Oil & Gas)	2,754	197,214
Hewlett-Packard Co. (Computers)	25,434	1,314,429
Home Depot, Inc. (Retail)	16,632	524,074
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,398	446,913
Hospira, Inc.* (Pharmaceuticals)	1,566	64,723
Host Marriott Corp. (REIT)	5,130	113,681
Hudson City Bancorp, Inc. (Savings & Loans)	5,238	82,027
Humana, Inc.* (Healthcare - Services)	1,674	125,466
Huntington Bancshares, Inc. (Banks)	3,618	64,798
IAC/InterActiveCorp* (Internet)	1,890	55,679
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,158	238,087
IMS Health, Inc. (Software)	1,944	49,008
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	2,808	141,383
Integrys Energy Group, Inc. (Electric)	756	40,680
Intel Corp. (Semiconductors)	57,618	1,549,924
IntercontinentalExchange, Inc.* (Diversified Financial Services)	648	115,474
International Business Machines Corp. (Computers)	13,392	1,555,079
International Flavors & Fragrances, Inc. (Chemicals)	864	45,109
International Game Technology (Entertainment)	3,294	143,651
International Paper Co. (Forest Products & Paper)	4,212	155,676
Interpublic Group of Cos., Inc.* (Advertising)	4,644	48,065
Intuit, Inc.* (Software)	3,348	107,705
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,782	119,251
J.C. Penney Co., Inc. (Retail)	2,160	121,478
J.P. Morgan Chase & Co. (Diversified Financial Services)	33,372	1,568,484
Jabil Circuit, Inc. (Electronics)	2,052	44,590
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,188	103,534
Janus Capital Group, Inc. (Diversified Financial Services)	1,566	54,043
JDS Uniphase Corp.* (Telecommunications)	2,106	32,138
Johnson & Johnson (Healthcare - Products)	28,566	1,861,646
Johnson Controls, Inc. (Auto Parts & Equipment)	5,832	254,975
Jones Apparel Group, Inc. (Apparel)	918	19,223
Juniper Networks, Inc.* (Telecommunications)	5,076	182,736
KB Home (Home Builders)	756	20,896
Kellogg Co. (Food)	2,592	136,832
KeyCorp (Banks)	3,834	109,077
Kimberly-Clark Corp. (Household Products/Wares)	4,212	298,589
Kimco Realty Corp. (REIT)	2,484	103,136
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,430	25,758
KLA -Tencor Corp. (Semiconductors)	1,890	99,509
Kohls Corp.* (Retail)	3,132	172,166
Kraft Foods, Inc. (Food)	15,552	519,592
Kroger Co. (Food)	6,966	204,731

See accompanying notes to the Schedules of Portfolio Investments.

L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,242	136,173
Laboratory Corp. of America Holdings* (Healthcare - Services)	1,134	77,963
Legg Mason, Inc. (Diversified Financial Services)	1,296	107,490
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,728	33,575
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,238	331,775
Lennar Corp. - Class A (Home Builders)	1,350	30,848
Leucadia National Corp. (Holding Companies - Diversified)	1,620	82,069
Lexmark International, Inc. - Class A* (Computers)	918	38,547
Limited, Inc. (Retail)	3,132	68,935
Lincoln National Corp. (Insurance)	2,646	165,031
Linear Technology Corp. (Semiconductors)	2,214	73,106
Liz Claiborne, Inc. (Apparel)	1,026	29,210
Lockheed Martin Corp. (Aerospace/Defense)	3,402	374,356
Loews Corp. (Insurance)	4,374	214,720
Lowe’s Cos., Inc. (Retail)	14,580	392,056
LSI Logic Corp.* (Semiconductors)	7,074	46,688
M&T Bank Corp. (Banks)	756	75,207
Macy’s, Inc. (Retail)	4,266	136,640
Manor Care, Inc. (Healthcare - Services)	702	46,739
Marathon Oil Corp. (Oil & Gas)	6,696	395,934
Marriott International, Inc. - Class A (Lodging)	3,132	128,757
Marsh & McLennan Cos., Inc. (Insurance)	5,346	138,408
Marshall & Ilsley Corp. (Banks)	2,646	112,984
Masco Corp. (Building Materials)	3,618	87,121
Mattel, Inc. (Toys/Games/Hobbies)	3,888	81,220
MBIA, Inc. (Insurance)	1,242	53,456
McCormick & Co., Inc. (Food)	1,296	45,399
McDonald’s Corp. (Retail)	11,772	702,788
McGraw-Hill Cos., Inc. (Media)	3,348	167,534
McKesson Corp. (Commercial Services)	2,916	192,748
MeadWestvaco Corp. (Forest Products & Paper)	1,836	61,763
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,646	249,729
Medtronic, Inc. (Healthcare - Products)	11,178	530,284
MEMC Electronic Materials, Inc.* (Semiconductors)	2,214	162,109
Merck & Co., Inc. (Pharmaceuticals)	21,492	1,252,124
Meredith Corp. (Media)	378	23,531
Merrill Lynch & Co., Inc. (Diversified Financial Services)	8,478	559,718
MetLife, Inc. (Insurance)	7,344	505,634
MGIC Investment Corp. (Insurance)	810	15,682
Microchip Technology, Inc. (Semiconductors)	2,160	71,647
Micron Technology, Inc.* (Semiconductors)	7,452	78,321
Microsoft Corp. (Software)	79,542	2,927,941
Millipore Corp.* (Biotechnology)	540	41,931
Molex, Inc. (Electrical Components & Equipment)	1,404	40,098
Molson Coors Brewing Co. - Class B (Beverages)	1,296	74,170
Monsanto Co. (Agriculture)	5,400	527,202
Monster Worldwide, Inc.* (Internet)	1,296	52,592
Moody’s Corp. (Commercial Services)	2,160	94,435
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	10,368	697,352
Motorola, Inc. (Telecommunications)	22,842	429,201
Murphy Oil Corp. (Oil & Gas)	1,836	135,185
Mylan Laboratories, Inc. (Pharmaceuticals)	2,430	36,547
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,754	77,332
National City Corp. (Banks)	6,264	151,902
National Semiconductor Corp. (Semiconductors)	2,376	59,733
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,564	261,027
Network Appliance, Inc.* (Computers)	3,510	110,530
Newell Rubbermaid, Inc. (Housewares)	2,700	78,732
Newmont Mining Corp. (Mining)	4,428	225,208
News Corp. - Class A (Media)	22,842	494,986
Nicor, Inc. (Gas)	432	18,693
NIKE, Inc. - Class B (Apparel)	3,834	254,041
NiSource, Inc. (Electric)	2,700	55,215
Noble Corp.ADR (Oil & Gas)	2,646	140,106
Noble Energy, Inc. (Oil & Gas)	1,674	128,128
Nordstrom, Inc. (Retail)	1,944	76,671
Norfolk Southern Corp. (Transportation)	3,888	200,815
Northern Trust Corp. (Banks)	1,890	142,147
Northrop Grumman Corp. (Aerospace/Defense)	3,402	284,475
Novell, Inc.* (Software)	3,456	26,127
Novellus Systems, Inc.* (Semiconductors)	1,242	35,285
Nucor Corp. (Iron/Steel)	2,862	177,501
NVIDIA Corp.* (Semiconductors)	5,400	191,052
NYSE Euronext (Diversified Financial Services)	2,538	238,242
Occidental Petroleum Corp. (Oil & Gas)	8,208	566,762
Office Depot, Inc.* (Retail)	2,700	50,652
OfficeMax, Inc. (Retail)	756	23,927
Omnicom Group, Inc. (Advertising)	3,240	165,175
Oracle Corp.* (Software)	38,826	860,772
PACCAR, Inc. (Auto Manufacturers)	3,645	202,516
Pactiv Corp.* (Packaging & Containers)	1,296	35,601
Pall Corp. (Miscellaneous Manufacturing)	1,188	47,603
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,659	133,334
Patterson Cos., Inc.* (Healthcare - Products)	1,404	54,910
Paychex, Inc. (Commercial Services)	3,348	139,879
Peabody Energy Corp. (Coal)	2,592	144,504
PepsiCo, Inc. (Beverages)	15,930	1,174,360
PerkinElmer, Inc. (Electronics)	1,188	32,694

See accompanying notes to the Schedules of Portfolio Investments.

Pfizer, Inc. (Pharmaceuticals)	68,310	1,681,109
PG&E Corp. (Electric)	3,510	171,744
Pinnacle West Capital Corp. (Electric)	972	39,269
Pitney Bowes, Inc. (Office/Business Equipment)	2,160	86,486
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,728	77,190
PNC Financial Services Group (Banks)	3,348	241,592
Polo Ralph Lauren Corp. (Apparel)	594	40,867
PPG Industries, Inc. (Chemicals)	1,620	121,079
PPL Corp. (Electric)	3,780	195,426
Praxair, Inc. (Chemicals)	3,132	267,723
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,350	202,244
Principal Financial Group, Inc. (Insurance)	2,646	179,055
Procter & Gamble Co. (Cosmetics/Personal Care)	30,780	2,139,826
Progress Energy, Inc. (Electric)	2,538	121,824
Progress Energy, Inc.CVO* (Electric)	987	0
Progressive Corp. (Insurance)	7,128	131,868
ProLogis (REIT)	2,538	182,076
Prudential Financial, Inc. (Insurance)	4,536	438,722
Public Service Enterprise Group, Inc. (Electric)	2,484	237,470
Public Storage, Inc. (REIT)	1,242	100,565
Pulte Homes, Inc. (Home Builders)	2,106	31,253
QLogic Corp.* (Semiconductors)	1,458	22,643
Qualcomm, Inc. (Telecommunications)	16,524	706,071
Quest Diagnostics, Inc. (Healthcare - Services)	1,566	83,280
Questar Corp. (Pipelines)	1,728	98,634
Qwest Communications International, Inc.* (Telecommunications)	15,768	113,214
R.R. Donnelley & Sons Co. (Commercial Services)	2,214	89,202
RadioShack Corp. (Retail)	1,350	27,837
Raytheon Co. (Aerospace/Defense)	4,320	274,795
Regions Financial Corp. (Banks)	6,966	188,918
Reynolds American, Inc. (Agriculture)	1,674	107,856
Robert Half International, Inc. (Commercial Services)	1,620	48,746
Rockwell Collins, Inc. (Aerospace/Defense)	1,620	121,192
Rockwell International Corp. (Machinery-Diversified)	1,512	104,147
Rohm & Haas Co. (Chemicals)	1,350	70,038
Rowan Cos., Inc. (Oil & Gas)	1,080	42,098
Ryder System, Inc. (Transportation)	594	28,423
SAFECO Corp. (Insurance)	1,026	59,405
Safeway, Inc. (Food)	4,320	146,880
SanDisk Corp.* (Computers)	2,268	100,699
Sara Lee Corp. (Food)	7,128	117,897
Schering-Plough Corp. (Pharmaceuticals)	15,984	487,832
Schlumberger, Ltd.ADR (Oil & Gas Services)	11,772	1,136,822
Seagate Technology, Inc.*,(a) (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	1,620	40,387
Sears Holdings Corp.* (Retail)	756	101,901
Sempra Energy (Gas)	2,592	159,434
Sherwin-Williams Co. (Chemicals)	1,080	69,034
Sigma-Aldrich Corp. (Chemicals)	1,296	66,964
Simon Property Group, Inc. (REIT)	2,214	230,500
SLM Corp. (Diversified Financial Services)	4,050	190,998
Smith International, Inc. (Oil & Gas Services)	1,998	131,968
Snap-on, Inc. (Hand/Machine Tools)	594	29,647
Southern Co. (Electric)	7,452	273,190
Southwest Airlines Co. (Airlines)	7,398	105,126
Sovereign Bancorp, Inc. (Savings & Loans)	3,564	51,429
Spectra Energy Corp. (Pipelines)	6,210	161,336
Sprint Corp. (Telecommunications)	28,080	480,168
St. Jude Medical, Inc.* (Healthcare - Products)	3,348	136,364
Staples, Inc. (Retail)	7,020	163,847
Starbucks Corp.* (Retail)	7,344	195,938
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,052	116,677
State Street Corp. (Banks)	3,834	305,838
Stryker Corp. (Healthcare - Products)	2,322	164,862
Sun Microsystems, Inc.* (Computers)	34,884	199,188
Sunoco, Inc. (Oil & Gas)	1,188	87,437
SunTrust Banks, Inc. (Banks)	3,456	250,906
SuperValu, Inc. (Food)	2,052	79,515
Symantec Corp.* (Internet)	8,856	166,316
Synovus Financial Corp. (Banks)	3,240	85,406
Sysco Corp. (Food)	5,994	205,534
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,592	166,510
Target Corp. (Retail)	8,370	513,583
TECO Energy, Inc. (Electric)	2,052	34,535
Tektronix, Inc. (Electronics)	756	28,615
Tellabs, Inc.* (Telecommunications)	4,320	38,059
Temple-Inland, Inc. (Forest Products & Paper)	1,026	55,065
Tenet Healthcare Corp.* (Healthcare - Services)	4,698	16,490
Teradata Corp.* (Computers)	1,782	50,840
Teradyne, Inc.* (Semiconductors)	1,890	23,323
Terex Corp.* (Machinery - Construction & Mining)	1,026	76,150
Tesoro Petroleum Corp. (Oil & Gas)	1,350	81,716
Texas Instruments, Inc. (Semiconductors)	14,094	459,464
Textron, Inc. (Miscellaneous Manufacturing)	2,484	171,918
The AES Corp.* (Electric)	6,588	141,049
The Charles Schwab Corp. (Diversified Financial Services)	9,342	217,108
The Dow Chemical Co. (Chemicals)	9,396	423,196
The E.W. Scripps Co. - Class A (Media)	864	38,889
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,134	49,783
The Gap, Inc. (Retail)	4,860	91,854
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,996	990,688

See accompanying notes to the Schedules of Portfolio Investments.

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,106	63,496
The Hershey Co. (Food)	1,674	72,166
The New York Times Co. - Class A (Media)	1,404	27,462
The Pepsi Bottling Group, Inc. (Beverages)	1,404	60,484
The Stanley Works (Hand/Machine Tools)	810	46,616
The Travelers Companies, Inc. (Insurance)	6,480	338,321
The Williams Cos., Inc. (Pipelines)	5,940	216,751
Thermo Electron Corp.* (Electronics)	4,212	247,708
Tiffany & Co. (Retail)	1,350	73,143
Time Warner, Inc. (Media)	36,774	671,493
Titanium Metals Corp.* (Mining)	810	28,512
TJX Cos., Inc. (Retail)	4,374	126,540
Torchmark Corp. (Insurance)	918	59,817
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	2,862	341,637
Tribune Co. (Media)	756	22,877
Tyco Electronics, Ltd. (Electronics)	4,914	175,282
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	4,914	202,309
Tyson Foods, Inc. - Class A (Food)	2,700	42,660
U.S. Bancorp (Banks)	17,010	564,052
Union Pacific Corp. (Transportation)	2,646	338,794
Unisys Corp.* (Computers)	3,456	21,012
United Parcel Service, Inc. - Class B (Transportation)	10,368	778,637
United States Steel Corp. (Iron/Steel)	1,188	128,185
United Technologies Corp. (Aerospace/Defense)	9,774	748,591
UnitedHealth Group, Inc. (Healthcare - Services)	13,068	642,292
UnumProvident Corp. (Insurance)	3,564	83,184
UST, Inc. (Agriculture)	1,566	83,499
V. F. Corp. (Apparel)	864	75,280
Valero Energy Corp. (Oil & Gas)	5,454	384,125
Varian Medical Systems, Inc.* (Healthcare - Products)	1,242	60,572
VeriSign, Inc.* (Internet)	2,430	82,839
Verizon Communications, Inc. (Telecommunications)	28,620	1,318,523
Viacom, Inc. - Class B* (Media)	6,750	278,708
Vornado Realty Trust (REIT)	1,296	144,789
Vulcan Materials Co. (Building Materials)	918	78,498
W.W. Grainger, Inc. (Distribution/Wholesale)	702	63,124
Wachovia Corp. (Banks)	18,792	859,358
Wal-Mart Stores, Inc. (Retail)	23,652	1,069,307
Walgreen Co. (Retail)	9,774	387,539
Walt Disney Co. (Media)	19,170	663,857
Washington Mutual, Inc. (Savings & Loans)	8,640	240,883
Waste Management, Inc. (Environmental Control)	5,130	186,681
Waters Corp.* (Electronics)	972	74,825
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,026	31,355
Weatherford International, Ltd.ADR* (Oil & Gas Services)	3,348	217,319
WellPoint, Inc.* (Healthcare - Services)	5,940	470,626
Wells Fargo & Co. (Banks)	32,994	1,122,126
Wendy’s International, Inc. (Retail)	864	30,033
Western Union Co. (Commercial Services)	7,614	167,813
Weyerhaeuser Co. (Forest Products & Paper)	2,106	159,866
Whirlpool Corp. (Home Furnishings)	756	59,860
Whole Foods Market, Inc. (Food)	1,350	66,879
Windstream Corp. (Telecommunications)	4,698	63,188
Wrigley (WM.) Jr. Co. (Food)	2,160	133,207
Wyeth (Pharmaceuticals)	13,284	646,001
Wyndham Worldwide Corp. (Lodging)	1,782	58,503
Xcel Energy, Inc. (Electric)	4,158	93,763
Xerox Corp.* (Office/Business Equipment)	9,234	161,041
Xilinx, Inc. (Semiconductors)	2,916	71,150
XL Capital, Ltd. - Class A (Insurance)	1,782	128,215
XTO Energy, Inc. (Oil & Gas)	3,780	250,916
Yahoo!, Inc.* (Internet)	13,284	413,132
YUM! Brands, Inc. (Retail)	5,130	206,585
Zimmer Holdings, Inc.* (Healthcare - Products)	2,322	161,356
Zions Bancorp (Banks)	1,080	63,839

TOTAL COMMON STOCKS (Cost $78,370,570)		134,591,243

	Principal Amount
Repurchase Agreements (15.5%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with repurchase price of $8,391,092 (Collateralized by $8,047,000 of various U.S. Treasury Securities, 4.50%-5.75%, 2/15/09-6/27/16, market value $8,558,113)	$8,390,000	8,390,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with repurchase price of $2,516,326 (Collateralized by $2,534,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/15/13, market value $2,567,660)	2,516,000	2,516,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 4.70%, 11/1/07+, dated 10/31/07, with repurchase price of $14,663,914 (Collateralized by $14,565,000 of various Federal Farm Credit Bank Securities, 5.25%-5.50%, 8/3/09-7/30/10, market value $14,955,992)	14,662,000	14,662,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,568,000)		25,568,000

	Shares
Rights/Warrants(NM)
Lucent Technologies, Inc. (Telecommunications)	14,324	36

TOTAL RIGHTS/WARRANTS (Cost $0)		36

TOTAL INVESTMENT SECURITIES (Cost $103,938,570)—96.8%		160,159,279
Net other assets (liabilities) — 3.2%		5,338,050

NET ASSETS — 100.0%		$165,497,329

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

(a)	Escrowed security

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $113,460,250)	292	$4,116,032
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $2,331,375)	30	(19,335)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 11/28/07	$80,817,677	$423,211
Equity Index Swap Agreement based on the S&P 500 Index expiring 11/28/07	829,078	4,330

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	4.5%
Beverages	1.6%
Biotechnology	0.8%
Building Materials	0.2%
Chemicals	1.1%
Coal	0.2%
Commercial Services	0.6%
Computers	4.0%
Cosmetics/Personal Care	1.6%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.2%
Electric	2.5%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.4%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	2.3%
Healthcare - Services	1.3%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	3.5%
Internet	1.9%
Investment Companies	0.1%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.3%
Machinery - Construction & Mining	0.3%
Machinery-Diversified	0.4%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.6%
Miscellaneous Manufacturing	4.3%
Office/Business Equipment	0.2%
Oil & Gas	7.8%
Oil & Gas Services	1.5%
Packaging & Containers	NM

See accompanying notes to the Schedules of Portfolio Investments.

Pharmaceuticals	4.8%
Pipelines	0.4%
REIT	1.0%
Real Estate	NM
Retail	3.9%
Savings & Loans	0.2%
Semiconductors	2.0%
Software	3.4%
Telecommunications	5.2%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other**	18.7%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (71.4%)
3Com Corp.* (Telecommunications)	24,750	$120,780
99 Cents Only Stores* (Retail)	2,475	26,606
ACI Worldwide, Inc.* (Software)	1,980	45,283
Activision, Inc.* (Software)	17,325	409,736
Acxiom Corp. (Software)	3,960	52,034
ADC Telecommunications, Inc.* (Telecommunications)	6,930	129,591
ADTRAN, Inc. (Telecommunications)	3,465	83,403
Advance Auto Parts, Inc. (Retail)	6,435	219,562
Advanced Medical Optics, Inc.* (Healthcare - Products)	3,465	95,114
Advent Software, Inc.* (Software)	990	54,777
Aeropostale, Inc.* (Retail)	4,455	102,020
Affymetrix, Inc.* (Biotechnology)	3,960	100,822
AGCO Corp.* (Machinery-Diversified)	5,445	324,958
AGL Resources, Inc. (Gas)	4,455	176,106
Airgas, Inc. (Chemicals)	4,455	224,844
AirTran Holdings, Inc.* (Airlines)	5,445	56,682
Alaska Air Group, Inc.* (Airlines)	2,475	62,865
Albemarle Corp. (Chemicals)	4,455	212,771
Alberto-Culver Co. (Cosmetics/Personal Care)	4,950	128,651
Alexander & Baldwin, Inc. (Transportation)	2,475	129,640
Alliance Data Systems Corp.* (Commercial Services)	4,455	358,182
Alliant Energy Corp. (Electric)	6,930	277,200
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,980	218,572
AMB Property Corp. (REIT)	5,940	388,179
American Eagle Outfitters, Inc. (Retail)	13,365	317,820
American Financial Group, Inc. (Insurance)	4,455	133,204
American Greetings Corp. - Class A (Household Products/Wares)	3,465	91,268
AmeriCredit Corp.* (Diversified Financial Services)	6,930	97,782
Ametek, Inc. (Electrical Components & Equipment)	6,435	302,445
Amphenol Corp. - Class A (Electronics)	10,890	482,100
Andrew Corp.* (Telecommunications)	9,405	137,877
AnnTaylor Stores Corp.* (Retail)	3,465	107,380
Applebee’s International, Inc. (Retail)	4,455	112,890
Apria Healthcare Group, Inc.* (Healthcare - Services)	2,475	59,821
Aqua America, Inc. (Water)	7,920	184,219
Aquila, Inc.* (Electric)	23,265	97,248
Arch Coal, Inc. (Coal)	8,910	365,310
Arrow Electronics, Inc.* (Electronics)	7,425	296,851
Arthur J. Gallagher & Co. (Insurance)	5,445	144,891
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,455	66,068
Associated Banc-Corp (Banks)	7,425	214,285
Astoria Financial Corp. (Savings & Loans)	4,950	128,651
Atmel Corp.* (Semiconductors)	30,195	147,654
Avis Budget Group, Inc.* (Commercial Services)	6,435	134,298
Avnet, Inc.* (Electronics)	8,910	371,725
Avocent Corp.* (Internet)	2,970	80,279
Bank of Hawaii Corp. (Banks)	2,970	157,885
Barnes & Noble, Inc. (Retail)	2,970	114,761
Beckman Coulter, Inc. (Healthcare - Products)	3,465	245,391
Belo Corp. - Class A (Media)	5,445	100,733
Bill Barrett Corp.* (Oil & Gas)	1,980	92,664
BJ’s Wholesale Club, Inc.* (Retail)	3,960	142,085
Black Hills Corp. (Electric)	1,980	87,952
Blyth, Inc. (Household Products/Wares)	1,485	28,349
Bob Evans Farms, Inc. (Retail)	1,980	55,796
Borders Group, Inc. (Retail)	3,465	53,430
BorgWarner, Inc. (Auto Parts & Equipment)	3,465	366,285
Boyd Gaming Corp. (Lodging)	3,465	144,906
Brinker International, Inc. (Retail)	6,435	163,385
Broadridge Financial Solutions, Inc. (Software)	8,415	168,300
Brown & Brown, Inc. (Insurance)	6,930	174,567
Cabot Corp. (Chemicals)	3,960	138,640
Cadence Design Systems, Inc.* (Computers)	16,830	329,868
Callaway Golf Co. (Leisure Time)	3,960	68,587
Cameron International Corp.* (Oil & Gas Services)	6,435	626,512
Career Education Corp.* (Commercial Services)	5,445	194,604
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,465	136,694
Carmax, Inc.* (Retail)	13,365	278,928
Carpenter Technology Corp. (Iron/Steel)	1,485	215,191
Cathay Bancorp, Inc. (Banks)	2,970	91,981
CBRL Group, Inc. (Retail)	1,485	59,252
Cephalon, Inc.* (Pharmaceuticals)	3,960	292,010
Ceridian Corp.* (Computers)	8,910	320,225
Cerner Corp.* (Software)	3,960	235,858
CF Industries Holdings, Inc. (Chemicals)	2,475	217,552
Charles River Laboratories International, Inc.* (Biotechnology)	3,960	229,680
Charming Shoppes, Inc.* (Retail)	7,425	55,094
CheckFree Corp.* (Internet)	5,445	258,801
Cheesecake Factory, Inc.* (Retail)	4,455	99,926
Chemtura Corp. (Chemicals)	14,850	138,402
Chico’s FAS, Inc.* (Retail)	10,890	143,095
Chipotle Mexican Grill, Inc. - Class A* (Retail)	1,980	275,220
ChoicePoint, Inc.* (Commercial Services)	4,455	175,171
Church & Dwight, Inc. (Household Products/Wares)	3,960	187,348
Cimarex Energy Co. (Oil & Gas)	4,950	200,524
Cincinnati Bell, Inc.* (Telecommunications)	15,345	83,170
City National Corp. (Banks)	2,475	167,310
Cleveland-Cliffs, Inc. (Iron/Steel)	2,475	236,734
Coldwater Creek, Inc.* (Retail)	3,465	31,012
Collective Brands, Inc.* (Retail)	3,960	73,220
Commercial Metals Co. (Metal Fabricate/Hardware)	7,425	232,996
Commscope, Inc.* (Telecommunications)	3,465	163,444

See accompanying notes to the Schedules of Portfolio Investments.

Community Health Systems, Inc.* (Healthcare - Services)	5,940	195,604
Con-way, Inc. (Transportation)	2,475	105,460
Copart, Inc.* (Retail)	4,455	170,983
Corinthian Colleges, Inc.* (Commercial Services)	4,950	81,131
Corn Products International, Inc. (Food)	4,455	189,516
Cousins Properties, Inc. (REIT)	1,980	57,004
Covance, Inc.* (Healthcare - Services)	3,960	326,700
Crane Co. (Miscellaneous Manufacturing)	2,970	140,897
Cree Research, Inc.* (Semiconductors)	4,950	138,600
CSG Systems International, Inc.* (Software)	2,475	50,812
Cullen/Frost Bankers, Inc. (Banks)	3,465	184,269
Cypress Semiconductor Corp.* (Semiconductors)	9,405	343,753
Cytec Industries, Inc. (Chemicals)	2,475	165,107
Deluxe Corp. (Commercial Services)	2,970	119,810
Denbury Resources, Inc.* (Oil & Gas)	7,425	420,255
DENTSPLY International, Inc. (Healthcare - Products)	9,405	390,119
DeVry, Inc. (Commercial Services)	3,465	189,501
Dick’s Sporting Goods, Inc.* (Retail)	4,950	165,181
Diebold, Inc. (Computers)	3,960	165,686
Digital River, Inc.* (Internet)	2,475	131,323
Dollar Tree Stores, Inc.* (Retail)	5,445	208,543
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,960	169,726
DPL, Inc. (Electric)	6,930	201,247
DRS Technologies, Inc. (Aerospace/Defense)	2,475	142,164
DST Systems, Inc.* (Computers)	2,970	251,589
Duke-Weeks Realty Corp. (REIT)	7,920	254,628
Dun & Bradstreet Corp. (Software)	3,465	335,585
Dycom Industries, Inc.* (Engineering & Construction)	2,475	69,919
Eaton Vance Corp. (Diversified Financial Services)	7,425	371,473
Edwards Lifesciences Corp.* (Healthcare - Products)	3,465	174,012
Encore Acquisition Co.* (Oil & Gas)	2,970	108,999
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	7,920	232,056
Energizer Holdings, Inc.* (Electrical Components & Equipment)	3,465	361,399
Energy East Corp. (Electric)	9,405	262,211
Entercom Communications Corp. (Media)	1,485	27,547
Equitable Resources, Inc. (Pipelines)	7,425	418,176
Equity One, Inc. (REIT)	1,980	51,836
Everest Re Group, Ltd.ADR (Insurance)	3,465	369,161
Exterran Holdings, Inc.* (Oil & Gas Services)	3,960	333,432
F5 Networks, Inc.* (Internet)	4,950	178,348
Fair Isaac Corp. (Software)	3,465	131,393
Fairchild Semiconductor International, Inc.* (Semiconductors)	7,425	135,506
Fastenal Co. (Distribution/Wholesale)	7,425	330,264
Federal Signal Corp. (Miscellaneous Manufacturing)	2,970	39,768
Ferro Corp. (Chemicals)	2,475	51,282
Fidelity National Title Group, Inc. - Class A (Insurance)	13,365	205,687
First American Financial Corp. (Insurance)	5,940	178,794
First Community Bancorp (Banks)	1,485	72,320
First Niagara Financial Group, Inc. (Savings & Loans)	6,435	84,942
FirstMerit Corp. (Banks)	4,950	104,940
Florida Rock Industries, Inc. (Building Materials)	2,970	186,902
Flowserve Corp. (Machinery-Diversified)	3,465	273,596
FMC Corp. (Chemicals)	4,455	256,162
FMC Technologies, Inc.* (Oil & Gas Services)	7,920	480,190
Foot Locker, Inc. (Retail)	9,405	140,040
Forest Oil Corp.* (Oil & Gas)	5,445	264,573
Frontier Oil Corp. (Oil & Gas)	6,435	294,659
Furniture Brands International, Inc. (Home Furnishings)	2,970	35,789
GameStop Corp. - Class A* (Retail)	9,900	586,278
Gartner Group, Inc.* (Commercial Services)	3,960	86,724
GATX Corp. (Trucking & Leasing)	2,970	121,681
Gen-Probe, Inc.* (Healthcare - Products)	2,970	207,959
Gentex Corp. (Electronics)	8,910	185,150
Getty Images, Inc.* (Advertising)	2,475	69,919
Global Payments, Inc. (Software)	4,950	235,422
Graco, Inc. (Machinery-Diversified)	3,960	155,866
Granite Construction, Inc. (Engineering & Construction)	1,980	84,784
Grant Prideco, Inc.* (Oil & Gas Services)	7,920	389,347
Great Plains Energy, Inc. (Electric)	4,950	147,708
GUESS?, Inc. (Apparel)	3,465	178,066
Hanesbrands, Inc.* (Apparel)	5,940	184,378
Hanover Insurance Group, Inc. (Insurance)	2,970	136,828
Hansen Natural Corp.* (Beverages)	3,465	235,620
Harris Corp. (Telecommunications)	8,415	509,612
Harsco Corp. (Miscellaneous Manufacturing)	4,950	300,069
Harte-Hanks, Inc. (Advertising)	2,970	52,361
Hawaiian Electric Industries, Inc. (Electric)	4,950	114,840
HCC Insurance Holdings, Inc. (Insurance)	6,930	207,138
Health Management Associates, Inc. - Class A (Healthcare - Services)	14,850	98,159
Health Net, Inc.* (Healthcare - Services)	6,930	371,517
Helmerich & Payne, Inc. (Oil & Gas)	5,940	187,823
Henry Schein, Inc.* (Healthcare - Products)	5,445	326,155
Herman Miller, Inc. (Office Furnishings)	3,465	94,317
Highwoods Properties, Inc. (REIT)	3,465	124,601
Hillenbrand Industries, Inc. (Healthcare - Products)	3,465	191,337
HNI Corp. (Office Furnishings)	2,970	128,779

See accompanying notes to the Schedules of Portfolio Investments.

Hologic, Inc.* (Healthcare - Products)	6,930	470,755
Horace Mann Educators Corp. (Insurance)	2,475	51,208
Hormel Foods Corp. (Food)	4,455	162,518
Hospitality Properties Trust (REIT)	5,445	215,622
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	1,980	22,513
Hubbell, Inc. - Class B (Electrical Components & Equipment)	3,465	190,575
IDACORP, Inc. (Electric)	2,475	86,353
IDEX Corp. (Machinery-Diversified)	4,950	175,329
Imation Corp. (Computers)	1,980	44,114
IndyMac Bancorp, Inc. (Diversified Financial Services)	4,455	59,786
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	8,910	189,248
Integrated Device Technology, Inc.* (Semiconductors)	11,880	159,548
International Rectifier Corp.* (Semiconductors)	4,455	148,708
International Speedway Corp. (Entertainment)	1,485	65,979
Intersil Corp. - Class A (Semiconductors)	7,920	240,293
Intuitive Surgical, Inc.* (Healthcare - Products)	1,980	647,203
Invitrogen Corp.* (Biotechnology)	2,475	224,903
ITT Educational Services, Inc.* (Commercial Services)	1,485	188,877
J.B. Hunt Transport Services, Inc. (Transportation)	5,445	150,935
Jack Henry & Associates, Inc. (Computers)	4,455	130,175
Jefferies Group, Inc. (Diversified Financial Services)	6,930	185,239
JetBlue Airways Corp.* (Airlines)	10,890	99,426
JM Smucker Co. (Food)	3,465	185,135
John Wiley & Sons, Inc. (Media)	2,475	108,851
Jones Lang LaSalle, Inc. (Real Estate)	1,980	188,753
Joy Global, Inc. (Machinery - Construction & Mining)	6,435	373,616
KBR, Inc.* (Engineering & Construction)	10,395	445,738
Kelly Services, Inc. - Class A (Commercial Services)	990	20,820
KEMET Corp.* (Electronics)	4,950	34,997
Kennametal, Inc. (Hand/Machine Tools)	1,980	180,596
Kindred Healthcare, Inc.* (Healthcare - Services)	1,980	42,055
Korn/Ferry International* (Commercial Services)	2,970	56,905
Kyphon, Inc.* (Healthcare - Products)	2,475	175,428
Lam Research Corp.* (Semiconductors)	7,920	397,584
Lamar Advertising Co. (Advertising)	4,455	238,164
Lancaster Colony Corp. (Miscellaneous Manufacturing)	990	39,768
Lattice Semiconductor Corp.* (Semiconductors)	6,930	28,967
Lear Corp.* (Auto Parts & Equipment)	4,455	158,286
Lee Enterprises, Inc. (Media)	1,980	31,779
Liberty Property Trust (REIT)	5,445	204,841
Life Time Fitness, Inc.* (Leisure Time)	1,485	90,050
LifePoint Hospitals, Inc.* (Healthcare - Services)	3,465	105,752
Lincare Holdings, Inc.* (Healthcare - Services)	4,950	172,111
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,475	178,819
Louisiana-Pacific Corp. (Forest Products & Paper)	6,435	105,920
Lubrizol Corp. (Chemicals)	3,960	268,805
Lyondell Chemical Co. (Chemicals)	15,345	728,120
M.D.C. Holdings, Inc. (Home Builders)	1,980	80,210
Mack-Cali Realty Corp. (REIT)	3,960	156,776
Macrovision Corp.* (Entertainment)	2,970	71,280
Manpower, Inc. (Commercial Services)	4,950	369,963
Martin Marietta Materials (Building Materials)	2,475	320,141
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,485	67,671
McAfee, Inc.* (Internet)	9,900	409,365
MDU Resources Group, Inc. (Electric)	10,890	306,662
Media General, Inc. - Class A (Media)	990	27,700
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	3,465	102,876
Mentor Graphics Corp.* (Computers)	5,445	87,229
Mercury General Corp. (Insurance)	1,980	101,594
Micrel, Inc. (Semiconductors)	3,465	31,358
Millennium Pharmaceuticals, Inc.* (Biotechnology)	19,800	234,036
Mine Safety Appliances Co. (Environmental Control)	1,485	67,998
Minerals Technologies, Inc. (Chemicals)	990	69,518
Modine Manufacturing Co. (Auto Parts & Equipment)	1,980	46,055
Mohawk Industries, Inc.* (Textiles)	2,970	253,460
Moneygram International, Inc. (Software)	4,950	78,953
MPS Group, Inc.* (Commercial Services)	5,940	72,527
MSC Industrial Direct Co. - Class A (Retail)	2,475	120,557
National Fuel Gas Co. (Pipelines)	4,950	240,025
National Instruments Corp. (Computers)	3,465	112,405
Nationwide Health Properties, Inc. (REIT)	5,445	169,993
Navigant Consulting Co.* (Commercial Services)	2,475	32,621
NBTY, Inc.* (Pharmaceuticals)	3,465	123,354
NCR Corp.* (Computers)	10,395	286,798
Netflix, Inc.* (Internet)	2,970	78,616
NeuStar, Inc.* (Telecommunications)	4,455	152,361
New York Community Bancorp (Savings & Loans)	19,305	359,266
Newfield Exploration Co.* (Oil & Gas)	7,920	426,413
Nordson Corp. (Machinery-Diversified)	1,980	105,930

See accompanying notes to the Schedules of Portfolio Investments.

Northeast Utilities System (Electric)	9,405	289,956
NSTAR (Electric)	6,435	226,255
Nuveen Investments - Class A (Diversified Financial Services)	4,950	320,760
NVR, Inc.* (Home Builders)	495	235,496
O’Reilly Automotive, Inc.* (Retail)	6,930	228,829
OGE Energy Corp. (Electric)	5,445	208,543
Old Republic International Corp. (Insurance)	14,355	220,062
Olin Corp. (Chemicals)	4,455	101,485
Omnicare, Inc. (Pharmaceuticals)	7,425	219,037
ONEOK, Inc. (Gas)	6,435	321,364
Oshkosh Truck Corp. (Auto Manufacturers)	4,455	241,461
Overseas Shipholding Group, Inc. (Transportation)	1,485	110,484
Pacific Sunwear of California, Inc.* (Retail)	3,960	66,211
Packaging Corp. of America (Packaging & Containers)	5,445	173,369
Palm, Inc. (Computers)	6,435	58,044
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,980	36,511
Parametric Technology Corp.* (Software)	6,930	132,363
Patterson-UTI Energy, Inc. (Oil & Gas)	9,405	187,536
PDL BioPharma, Inc.* (Biotechnology)	6,930	146,916
Pentair, Inc. (Miscellaneous Manufacturing)	5,940	210,217
Pepco Holdings, Inc. (Electric)	11,880	338,461
PepsiAmericas, Inc. (Beverages)	3,465	123,770
Perrigo Co. (Pharmaceuticals)	4,455	105,628
Petsmart, Inc. (Retail)	7,920	237,204
Pharmaceutical Product Development, Inc. (Commercial Services)	6,435	271,814
Phillips-Van Heusen Corp. (Apparel)	3,465	165,627
Pioneer Natural Resources Co. (Oil & Gas)	7,425	378,823
Plains Exploration & Production Co.* (Oil & Gas)	4,455	226,982
Plantronics, Inc. (Telecommunications)	2,970	81,230
PMI Group, Inc. (Insurance)	4,950	79,349
PNM Resources, Inc. (Electric)	4,455	111,420
Pogo Producing Co. (Oil & Gas)	3,465	206,375
Polycom, Inc.* (Telecommunications)	5,445	152,351
Potlatch Corp. (Forest Products & Paper)	1,980	94,367
Powerwave Technologies, Inc.* (Telecommunications)	7,920	44,035
Pride International, Inc.* (Oil & Gas)	9,900	365,310
Protective Life Corp. (Insurance)	3,960	169,765
Psychiatric Solutions, Inc.* (Healthcare - Services)	2,970	117,612
Puget Energy, Inc. (Electric)	6,930	195,772
Quanta Services, Inc.* (Commercial Services)	10,395	343,035
Quicksilver Resources, Inc.* (Oil & Gas)	2,970	169,290
Radian Group, Inc. (Insurance)	4,950	62,321
Raymond James Financial Corp. (Diversified Financial Services)	5,445	202,826
Rayonier, Inc. (Forest Products & Paper)	4,455	215,132
Regency Centers Corp. (REIT)	3,960	283,061
Regis Corp. (Retail)	2,475	83,160
Reliance Steel & Aluminum Co. (Iron/Steel)	3,960	231,066
Rent-A-Center, Inc.* (Commercial Services)	3,960	63,360
Republic Services, Inc. (Environmental Control)	9,900	338,481
ResMed, Inc.* (Healthcare - Products)	4,455	184,571
RF Micro Devices, Inc.* (Telecommunications)	11,880	73,894
Rollins, Inc. (Commercial Services)	1,485	45,099
Roper Industries, Inc. (Miscellaneous Manufacturing)	5,445	385,560
Ross Stores, Inc. (Retail)	8,415	227,373
RPM, Inc. (Chemicals)	7,425	159,118
Ruby Tuesday, Inc. (Retail)	2,970	47,431
Ruddick Corp. (Food)	1,980	67,320
Saks, Inc. (Retail)	8,910	188,536
SCANA Corp. (Electric)	6,930	281,289
Scholastic Corp.* (Media)	1,485	58,776
Scientific Games Corp. - Class A* (Entertainment)	3,960	143,154
SEI Investments Co. (Software)	7,920	250,430
Semtech Corp.* (Semiconductors)	3,465	59,286
Sensient Technologies Corp. (Chemicals)	2,475	73,978
Sepracor, Inc.* (Pharmaceuticals)	6,435	177,220
Sequa Corp. - Class A* (Aerospace/Defense)	495	86,041
Sierra Pacific Resources (Electric)	13,365	225,468
Silicon Laboratories, Inc.* (Semiconductors)	2,970	129,789
Smithfield Foods, Inc.* (Food)	6,930	198,683
Sonoco Products Co. (Packaging & Containers)	5,940	183,665
Sotheby’s (Commercial Services)	3,960	214,513
Southwestern Energy Co.* (Oil & Gas)	10,395	537,733
SPX Corp. (Miscellaneous Manufacturing)	2,970	300,861
SRA International, Inc. - Class A* (Computers)	2,475	67,964
StanCorp Financial Group, Inc. (Insurance)	2,970	163,736
Steel Dynamics, Inc. (Iron/Steel)	5,445	289,783
Stericycle, Inc.* (Environmental Control)	5,445	317,607
STERIS Corp. (Healthcare - Products)	3,960	114,998
Strayer Education, Inc. (Commercial Services)	495	92,298
Superior Energy Services, Inc.* (Oil & Gas Services)	4,950	183,546
SVB Financial Group* (Banks)	1,980	102,544
Sybase, Inc.* (Software)	5,445	155,727
Synopsys, Inc.* (Computers)	8,910	251,797
TCF Financial Corp. (Banks)	6,435	146,525
Tech Data Corp.* (Distribution/Wholesale)	2,970	116,810

See accompanying notes to the Schedules of Portfolio Investments.

Techne Corp.* (Healthcare - Products)	1,980	129,175
Teleflex, Inc. (Miscellaneous Manufacturing)	1,980	144,956
Telephone & Data Systems, Inc. (Telecommunications)	6,435	449,163
Terra Industries, Inc.* (Chemicals)	5,445	200,866
The Brink’s Co. (Miscellaneous Manufacturing)	2,970	186,070
The Colonial BancGroup, Inc. (Banks)	9,405	180,388
The Commerce Group, Inc. (Insurance)	2,475	90,313
The Corporate Executive Board Co. (Commercial Services)	1,980	141,075
The Macerich Co. (REIT)	4,455	381,838
The Ryland Group, Inc. (Home Builders)	2,475	70,364
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,475	113,578
The Timberland Co. - Class A* (Apparel)	2,970	57,945
The Warnaco Group, Inc.* (Apparel)	2,475	100,708
Thomas & Betts Corp.* (Electronics)	2,970	166,350
Thor Industries, Inc. (Home Builders)	1,980	95,040
Tidewater, Inc. (Oil & Gas Services)	3,465	189,432
Timken Co. (Metal Fabricate/Hardware)	5,445	181,101
Toll Brothers, Inc.* (Home Builders)	7,425	170,107
Tootsie Roll Industries, Inc. (Food)	1,485	38,268
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,950	178,893
TriQuint Semiconductor, Inc.* (Semiconductors)	8,415	52,762
Tupperware Corp. (Household Products/Wares)	3,465	125,087
UDR, Inc. (REIT)	7,920	188,021
United Rentals, Inc.* (Commercial Services)	4,455	152,316
Unitrin, Inc. (Insurance)	2,970	137,541
Universal Corp. (Agriculture)	1,485	72,379
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,970	144,787
Urban Outfitters, Inc.* (Retail)	6,930	175,121
UTStarcom, Inc.* (Telecommunications)	6,435	20,592
Valassis Communications, Inc.* (Commercial Services)	2,970	29,255
Valeant Pharmaceuticals International* (Pharmaceuticals)	5,445	79,225
Valspar Corp. (Chemicals)	5,940	148,678
ValueClick, Inc.* (Internet)	5,940	161,509
Varian, Inc.* (Electronics)	1,485	109,727
VCA Antech, Inc.* (Pharmaceuticals)	4,950	227,947
Vectren Corp. (Gas)	4,455	124,918
Ventana Medical Systems, Inc.* (Healthcare - Products)	1,485	130,680
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,920	256,133
Vishay Intertechnology, Inc.* (Electronics)	11,385	143,337
W.R. Berkley Corp. (Insurance)	9,900	297,891
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	4,950	164,439
Washington Federal, Inc. (Savings & Loans)	4,950	119,592
Washington Post Co. - Class B (Media)	495	420,255
Webster Financial Corp. (Banks)	2,970	107,633
Weingarten Realty Investors (REIT)	4,455	170,448
WellCare Health Plans, Inc.* (Healthcare - Services)	2,475	59,870
Werner Enterprises, Inc. (Transportation)	2,475	47,075
Westamerica Bancorp (Banks)	1,485	71,399
Westar Energy, Inc. (Electric)	5,445	144,946
Western Digital Corp.* (Computers)	13,365	346,421
WGL Holdings, Inc. (Gas)	2,970	100,742
Williams Sonoma, Inc. (Retail)	5,445	171,191
Wilmington Trust Corp. (Banks)	3,960	144,025
Wind River Systems, Inc.* (Software)	4,455	55,732
Wisconsin Energy Corp. (Electric)	6,930	331,808
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,960	99,000
YRC Worldwide, Inc.* (Transportation)	3,465	85,170
Zebra Technologies Corp. - Class A* (Machinery-Diversified)	3,960	154,796

TOTAL COMMON STOCKS (Cost $50,511,846)		71,327,594

	Principal Amount
Repurchase Agreements (20.5%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $6,699,871 (Collateralized by $6,163,000 of various U.S. Government Agency Obligations, 5.75%-6.25%, 6/27/16-5/15/29, market value $6,834,523)	$6,699,000	6,699,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $2,008,260 (Collateralized by $2,022,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $2,048,714)	2,008,000	2,008,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $11,711,529 (Collateralized by $11,548,000 of various U.S. Government Agency Obligations, 5.20%-5.625%, 11/20/09-3/15/11, market value $11,944,989)	11,710,000	11,710,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,417,000)		20,417,000

TOTAL INVESTMENT SECURITIES (Cost $70,928,846)—91.9%		91,744,594
Net other assets (liabilities) — 8.1%		8,124,764

NET ASSETS — 100.0%		$99,869,358

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P MidCap 400 Futures Contract expiring December 2007 (Underlying face amount at value $72,535,800)	159	$3,544,985
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring December 2007 (Underlying face amount at value $3,467,120)	38	(103,930)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 11/28/07	$30,481,825	$331,351
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 11/28/07	28,327,525	302,448

Ultra Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.4%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.8%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.7%
Banks	1.8%
Beverages	0.3%
Biotechnology	1.1%
Building Materials	0.5%
Chemicals	3.2%
Coal	0.4%
Commercial Services	3.5%
Computers	2.4%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.6%
Diversified Financial Services	1.5%
Electric	3.8%
Electrical Components & Equipment	0.9%
Electronics	1.8%
Engineering & Construction	0.6%
Entertainment	0.3%
Environmental Control	0.7%
Food	0.9%
Forest Products & Paper	0.4%
Gas	0.7%
Hand/Machine Tools	0.4%
Healthcare - Products	3.4%
Healthcare - Services	1.7%
Home Builders	0.7%
Home Furnishings	NM
Household Products/Wares	0.5%
Insurance	3.0%
Internet	1.4%
Iron/Steel	0.9%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	1.3%
Media	0.7%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	2.2%
Office Furnishings	0.2%
Oil & Gas	4.1%
Oil & Gas Services	2.2%
Packaging & Containers	0.4%
Pharmaceuticals	1.5%
Pipelines	0.6%
REIT	2.9%
Real Estate	0.2%
Retail	5.3%
Savings & Loans	0.7%
Semiconductors	1.8%
Software	2.4%
Telecommunications	2.2%
Textiles	0.3%
Transportation	0.5%
Trucking & Leasing	0.1%
Water	0.2%
Other**	28.6%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (71.0%)
3Com Corp.* (Telecommunications)	31,734	$154,862
AAR Corp.* (Aerospace/Defense)	3,096	99,227
Aaron Rents, Inc. (Commercial Services)	3,870	81,967
AbitibiBowater, Inc.* (Forest Products & Paper)	2,405	82,395
ABM Industries, Inc. (Commercial Services)	4,257	100,125
Acco Brands Corp.* (Household Products/Wares)	4,257	91,270
ACI Worldwide, Inc.* (Software)	3,096	70,806
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,322	160,172
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,096	147,989
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	2,709	119,033
Administaff, Inc. (Commercial Services)	2,322	92,601
ADTRAN, Inc. (Telecommunications)	4,644	111,781
Advance America Cash Advance Centers, Inc. (Commercial Services)	6,192	59,196
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,483	55,728
Advanta Corp. - Class B (Diversified Financial Services)	3,483	55,031
Advisory Board Co.* (Commercial Services)	1,935	124,246
Aecom Technology Corp.* (Engineering & Construction)	3,483	117,621
Aeropostale, Inc.* (Retail)	5,031	115,210
AFC Enterprises, Inc.* (Retail)	4,644	61,997
Affymetrix, Inc.* (Biotechnology)	5,031	128,089
Aftermarket Technology Corp.* (Auto Parts & Equipment)	2,709	93,515
Agilysys, Inc. (Computers)	3,483	60,256
AirTran Holdings, Inc.* (Airlines)	7,740	80,573
Alaska Air Group, Inc.* (Airlines)	3,483	88,468
Alaska Communications Systems Group, Inc. (Telecommunications)	5,805	94,447
Albany International Corp. - Class A (Machinery-Diversified)	2,709	101,588
Alesco Financial, Inc. (REIT)	9,288	36,966
Alexandria Real Estate Equities, Inc. (REIT)	1,935	199,576
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,709	207,238
Align Technology, Inc.* (Healthcare - Products)	4,644	96,131
Alkermes, Inc.* (Pharmaceuticals)	8,127	131,657
Alliance One International, Inc.* (Agriculture)	9,288	60,651
Allscripts Healthcare Solutions, Inc.* (Software)	4,257	117,919
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	4,257	134,436
Alpha Natural Resources, Inc.* (Coal)	5,805	159,289
Alpharma, Inc. - Class A* (Pharmaceuticals)	3,483	71,819
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,161	75,871
Amedisys, Inc.* (Healthcare - Services)	2,322	98,569
AMERCO* (Trucking & Leasing)	1,161	74,919
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	3,870	106,270
American Campus Communities, Inc. (REIT)	3,870	110,063
American Commercial Lines, Inc.* (Transportation)	5,031	75,012
American Dental Partners, Inc.* (Healthcare - Services)	3,096	76,750
American Equity Investment Life Holding Co. (Insurance)	7,353	71,839
American Financial Realty Trust (REIT)	13,545	91,293
American Medical Systems Holdings, Inc.* (Healthcare - Products)	6,192	79,196
American Physicians Capital, Inc. (Insurance)	2,322	101,146
American Reprographics Co.* (Software)	2,709	54,939
American States Water Co. (Water)	4,257	193,481
American Superconductor Corp.* (Electrical Components & Equipment)	3,870	105,071
AmericanWest Bancorp (Banks)	5,805	112,211
AMERIGROUP Corp.* (Healthcare - Services)	4,257	148,995
Ameris Bancorp (Banks)	4,644	78,298
Ameristar Casinos, Inc. (Lodging)	2,709	88,178
Ameron International Corp. (Miscellaneous Manufacturing)	1,161	125,237
Amkor Technology, Inc.* (Semiconductors)	8,127	92,079
AMN Healthcare Services, Inc.* (Commercial Services)	3,483	66,212
ANADIGICS, Inc.* (Semiconductors)	5,418	79,916
Analogic Corp. (Electronics)	1,548	88,468
Andrew Corp.* (Telecommunications)	11,997	175,876
Anixter International, Inc.* (Telecommunications)	1,935	139,030
ANSYS, Inc.* (Software)	5,805	225,292
Anworth Mortgage Asset Corp. (REIT)	10,449	71,367
Apex Silver Mines, Ltd.ADR* (Mining)	4,644	95,202
Apogee Enterprises, Inc. (Building Materials)	3,096	72,849
Apollo Investment Corp. (Investment Companies)	6,966	144,893
Applebee’s International, Inc. (Retail)	5,805	147,099
Applera Corp.-Celera Genomics Group* (Biotechnology)	8,127	132,551
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,870	137,191
Applied Micro Circuits Corp.* (Semiconductors)	29,412	94,707
Apria Healthcare Group, Inc.* (Healthcare - Services)	3,483	84,184
AptarGroup, Inc. (Miscellaneous Manufacturing)	5,031	224,886
Aquila, Inc.* (Electric)	35,604	148,825
Arbitron, Inc. (Commercial Services)	2,322	117,540

See accompanying notes to the Schedules of Portfolio Investments.

Arch Chemicals, Inc. (Chemicals)	2,709	123,585
Arena Pharmaceuticals, Inc.* (Biotechnology)	6,966	66,943
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	12,771	65,132
Ariba, Inc.* (Internet)	8,514	110,171
Arlington Tankers, Ltd.ADR (Transportation)	4,644	114,242
Array BioPharma, Inc.* (Pharmaceuticals)	6,579	73,685
Arris Group, Inc.* (Telecommunications)	8,127	93,461
ArthroCare Corp.* (Healthcare - Products)	2,322	150,558
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,192	91,827
Ashford Hospitality Trust (REIT)	10,449	102,818
Aspen Insurance Holdings, Ltd. (Insurance)	6,579	180,001
Aspen Technology, Inc.* (Software)	7,353	128,236
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	7,353	64,706
Assured Guaranty, Ltd.ADR (Insurance)	5,418	124,993
Astec Industries, Inc.* (Machinery - Construction & Mining)	1,935	87,694
Atheros Communications* (Telecommunications)	4,257	149,421
Atlas America, Inc. (Oil & Gas)	1,935	111,649
ATMI, Inc.* (Semiconductors)	3,096	99,505
ATP Oil & Gas Corp.* (Oil & Gas)	1,935	110,972
Atwood Oceanics, Inc.* (Oil & Gas)	1,935	163,004
Authorize.Net Holdings, Inc.* (Internet)	4,257	99,486
Avid Technology, Inc.* (Software)	3,483	102,365
Avocent Corp.* (Internet)	4,257	115,067
Badger Meter, Inc. (Electronics)	3,096	119,041
Baldor Electric Co. (Hand/Machine Tools)	3,483	140,435
Bally Technologies, Inc.* (Entertainment)	4,644	187,293
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	4,644	90,419
BankFinancial Corp. (Savings & Loans)	7,740	123,221
Banner Corp. (Banks)	3,483	113,755
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,870	142,145
Basic Energy Services, Inc.* (Oil & Gas Services)	3,870	76,587
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	4,644	41,750
BearingPoint, Inc.* (Commercial Services)	16,641	79,710
Beazer Homes USA, Inc. (Home Builders)	3,096	34,768
Belden, Inc. (Electrical Components & Equipment)	3,096	180,404
Belo Corp. - Class A (Media)	6,966	128,871
Benchmark Electronics, Inc.* (Electronics)	5,418	111,123
Berry Petroleum Co. - Class A (Oil & Gas)	3,096	150,837
Big 5 Sporting Goods Corp. (Retail)	3,483	62,172
Bill Barrett Corp.* (Oil & Gas)	2,322	108,670
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	1,548	149,506
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	7,740	214,630
BioMed Realty Trust, Inc. (REIT)	5,805	138,681
Blackbaud, Inc. (Software)	4,257	114,726
Blackboard, Inc.* (Software)	2,709	135,179
Blockbuster, Inc. - Class A* (Retail)	17,802	93,639
Blue Nile, Inc.* (Internet)	1,161	91,765
Bob Evans Farms, Inc. (Retail)	3,483	98,151
Borders Group, Inc. (Retail)	5,031	77,578
Borland Software Corp.* (Software)	13,545	59,327
Boston Private Financial Holdings, Inc. (Banks)	4,644	133,561
Bowne & Co., Inc. (Commercial Services)	4,644	80,713
Brady Corp. - Class A (Electronics)	3,870	142,803
Briggs & Stratton Corp. (Machinery-Diversified)	3,870	87,114
Bright Horizons Family Solutions, Inc.* (Commercial Services)	2,709	105,109
Brightpoint, Inc.* (Distribution/Wholesale)	4,644	75,233
Bristow Group, Inc.* (Transportation)	1,935	96,537
Brooks Automation, Inc.* (Semiconductors)	6,192	80,372
Brown Shoe Co., Inc. (Retail)	3,870	78,948
Brush Engineered Materials, Inc.* (Mining)	1,935	93,461
Buckeye Technologies, Inc.* (Forest Products & Paper)	5,418	97,091
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,709	223,492
Buffalo Wild Wings, Inc.* (Retail)	1,548	47,462
C-COR, Inc.* (Telecommunications)	5,031	61,680
CACI International, Inc. - Class A* (Computers)	2,322	125,040
Calamos Asset Management, Inc. (Diversified Financial Services)	3,483	118,492
California Water Service Group (Water)	4,257	188,968
Callaway Golf Co. (Leisure Time)	6,579	113,948
Capital City Bank Group, Inc. (Banks)	4,257	120,005
Capital Lease Funding, Inc. (REIT)	10,062	94,180
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,935	99,440
Carter’s, Inc.* (Apparel)	4,644	102,540
Cascade Corp. (Machinery-Diversified)	1,161	73,120
Casey’s General Stores, Inc. (Retail)	4,257	121,324
Cash America International, Inc. (Retail)	2,709	105,651
Cbeyond, Inc.* (Telecommunications)	1,935	75,697
CBRE Realty Finance, Inc. (REIT)	6,966	33,994
CBRL Group, Inc. (Retail)	2,322	92,648
Centene Corp.* (Healthcare - Services)	4,257	99,316
Centennial Bank Holdings, Inc.* (Banks)	13,158	72,369
Centerline Holding Co. (Diversified Financial Services)	5,805	80,109

See accompanying notes to the Schedules of Portfolio Investments.

Central European Distribution Corp.* (Distribution/Wholesale)	3,096	164,645
Central Garden & Pet Co. - Class A* (Household Products/Wares)	7,353	61,177
Central Vermont Public Service Corp. (Electric)	2,322	73,793
Century Aluminum Co.* (Mining)	1,935	112,598
Cenveo, Inc.* (Commercial Services)	4,644	104,862
Cepheid, Inc.* (Healthcare - Products)	5,805	150,233
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,935	132,373
CF Industries Holdings, Inc. (Chemicals)	3,870	340,173
Champion Enterprises, Inc.* (Home Builders)	6,966	82,617
Charlotte Russe Holding, Inc.* (Retail)	2,709	39,253
Charming Shoppes, Inc.* (Retail)	10,062	74,660
Charter Communications, Inc. - Class A* (Media)	31,734	65,689
Chattem, Inc.* (Cosmetics/Personal Care)	1,548	115,016
Checkpoint Systems, Inc.* (Electronics)	3,483	105,361
Chemed Corp. (Commercial Services)	1,935	110,914
Cherokee, Inc. (Apparel)	2,709	103,213
Chipotle Mexican Grill, Inc. - Class B* (Retail)	2,322	286,349
Chiquita Brands International, Inc.* (Food)	4,257	79,819
Christopher & Banks Corp. (Retail)	3,870	53,096
Cincinnati Bell, Inc.* (Telecommunications)	20,898	113,267
Cirrus Logic, Inc.* (Semiconductors)	9,675	59,501
Citadel Broadcasting Corp. (Media)	19,737	86,843
Citi Trends, Inc.* (Retail)	1,935	37,849
Citizens Republic Bancorp, Inc. (Banks)	6,966	106,023
CKE Restaurants, Inc. (Retail)	5,418	87,663
Clarcor, Inc. (Miscellaneous Manufacturing)	4,257	155,210
Cleco Corp. (Electric)	5,418	142,764
CMGI, Inc.* (Internet)	41,409	58,387
CNET Networks, Inc.* (Internet)	13,932	112,571
CoBiz Financial, Inc. (Banks)	6,192	110,527
Coeur d’Alene Mines Corp.* (Mining)	22,833	90,190
Cogent Communications Group, Inc.* (Internet)	3,870	107,122
Cognex Corp. (Machinery-Diversified)	4,644	83,499
Cohen & Steers, Inc. (Diversified Financial Services)	1,548	58,205
Coherent, Inc.* (Electronics)	3,096	101,549
Cohu, Inc. (Semiconductors)	4,257	69,815
Coinmatch Service Corp. - Class A (Commercial Services)	9,288	121,951
Coinstar, Inc.* (Commercial Services)	3,096	106,657
Collective Brands, Inc.* (Retail)	4,644	85,868
Columbia Banking System, Inc. (Banks)	5,031	156,313
Community Banks, Inc. (Banks)	3,483	105,744
Community Trust Bancorp, Inc. (Banks)	3,870	112,810
Commvault Systems, Inc.* (Software)	4,257	86,587
Compass Minerals International, Inc. (Mining)	3,096	114,273
Complete Production Services, Inc.* (Oil & Gas Services)	3,483	69,312
Comstock Resources, Inc.* (Oil & Gas)	3,483	127,304
Comtech Telecommunications Corp.* (Telecommunications)	1,935	104,974
Conceptus, Inc.* (Healthcare - Products)	3,870	84,869
Concur Technologies, Inc.* (Software)	3,870	139,475
CONMED Corp.* (Healthcare - Products)	3,096	88,050
Consolidated Communications Holdings, Inc. (Telecommunications)	4,257	84,757
Consolidated Water Co., Ltd.ADR (Water)	4,257	141,120
Consolidated-Tomoka Land Co. (Real Estate)	1,548	106,069
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,644	103,468
Corinthian Colleges, Inc.* (Commercial Services)	8,127	133,202
Corporate Office Properties Trust (REIT)	3,096	127,958
Corus Bankshares, Inc. (Banks)	5,031	55,442
CoStar Group, Inc.* (Commercial Services)	1,935	111,262
Crosstex Energy, Inc. (Oil & Gas)	3,870	142,687
CSG Systems International, Inc.* (Software)	3,870	79,451
CSK Auto Corp.* (Retail)	4,644	52,942
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	5,031	117,725
Curtiss-Wright Corp. (Aerospace/Defense)	3,483	196,058
CV Therapeutics, Inc.* (Pharmaceuticals)	5,805	59,443
Cymer, Inc.* (Electronics)	2,709	115,132
Daktronics, Inc. (Electronics)	3,096	92,323
Darling International, Inc.* (Environmental Control)	8,127	81,758
Dawson Geophysical Co.* (Oil & Gas Services)	1,161	92,659
DCT Industrial Trust, Inc. (REIT)	14,706	157,795
DealerTrack Holdings, Inc.* (Internet)	2,709	132,985
Deckers Outdoor Corp.* (Apparel)	1,161	162,296
Deerfield Triarc Capital Corp. (REIT)	6,966	66,525
Delta Petroleum Corp.* (Oil & Gas)	5,418	101,317
Deluxe Corp. (Commercial Services)	3,870	156,116
DeVry, Inc. (Commercial Services)	4,644	253,980
DiamondRock Hospitality Co. (REIT)	8,127	155,713
Digi International, Inc.* (Software)	5,418	86,905
Digital Realty Trust, Inc. (REIT)	4,257	187,265
Digital River, Inc.* (Internet)	3,096	164,274
Dionex Corp.* (Electronics)	1,548	136,224
DJO, Inc.* (Healthcare - Products)	2,322	115,984
Dobson Communications Corp. - Class A* (Telecommunications)	11,997	155,241
See accompanying notes to the Schedules of Portfolio Investments.

Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	2,322	80,109
Dress Barn, Inc.* (Retail)	3,870	63,429
Drill-Quip, Inc.* (Oil & Gas Services)	1,935	103,194
DTS, Inc.* (Home Furnishings)	3,870	110,024
Dycom Industries, Inc.* (Engineering & Construction)	3,483	98,395
Eagle Bulk Shipping, Inc.ADR (Transportation)	4,644	158,314
EarthLink, Inc.* (Internet)	13,932	110,202
Eclipsys Corp.* (Software)	4,257	96,038
Edge Petroleum Corp.* (Oil & Gas)	4,644	42,168
Education Realty Trust, Inc. (REIT)	9,288	120,187
El Paso Electric Co.* (Electric)	5,031	122,505
Electronics for Imaging, Inc.* (Computers)	4,644	105,883
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	3,483	86,727
EMCOR Group, Inc.* (Engineering & Construction)	4,644	159,893
Empire District Electric Co. (Electric)	6,966	167,532
Employers Holdings, Inc. (Insurance)	5,805	111,224
EMS Technologies, Inc.* (Telecommunications)	4,257	119,366
Emulex Corp.* (Semiconductors)	6,192	134,119
Encore Acquisition Co.* (Oil & Gas)	4,257	156,232
Encore Wire Corp. (Electrical Components & Equipment)	2,709	56,889
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	3,096	84,490
EnergySouth, Inc. (Gas)	2,322	130,496
Ennis, Inc. (Household Products/Wares)	3,870	79,103
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,935	79,354
Entegris, Inc.* (Semiconductors)	11,223	102,466
Entertainment Properties Trust (REIT)	2,322	127,408
Entravision Communications Corp.* (Media)	8,514	77,477
Enzon Pharmaceuticals, Inc.* (Biotechnology)	11,223	106,955
Epicor Software Corp.* (Software)	6,579	76,843
Equinix, Inc.* (Internet)	2,322	270,885
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,322	96,108
Euronet Worldwide, Inc.* (Commercial Services)	3,870	123,956
Evergreen Solar, Inc.* (Energy - Alternate Sources)	8,514	98,422
Excel Technology, Inc.* (Electronics)	3,870	108,902
EXCO Resources, Inc.* (Oil & Gas)	5,031	84,923
Exelixis, Inc.* (Biotechnology)	9,675	106,425
Exponent, Inc.* (Commercial Services)	4,257	128,604
Extra Space Storage, Inc. (REIT)	8,127	127,756
Federal Agricultural Mortgage Corp. - Class C (Diversified Financial Services)	2,709	79,509
FEI Co.* (Electronics)	3,096	89,815
FelCor Lodging Trust, Inc. (REIT)	5,418	113,453
Ferro Corp. (Chemicals)	4,257	88,205
Finisar Corp.* (Telecommunications)	23,220	53,870
First BanCorp (Banks)	8,127	71,436
First Financial Holdings, Inc. (Savings & Loans)	3,870	111,766
First Merchants Corp. (Banks)	5,418	119,467
First Place Financial Corp. (Savings & Loans)	5,031	83,967
First Potomac Realty Trust (REIT)	5,031	105,148
First State Bancorporation (Banks)	5,418	91,943
Fisher Communications, Inc.* (Media)	1,935	93,402
Fleetwood Enterprises, Inc.* (Home Builders)	8,127	73,143
FLIR Systems, Inc.* (Electronics)	4,644	322,247
Flow International Corp.* (Machinery-Diversified)	6,192	52,075
Flowers Foods, Inc. (Food)	5,805	127,362
Flushing Financial Corp. (Savings & Loans)	6,966	118,422
Force Protection, Inc.* (Auto Manufacturers)	5,031	90,055
FormFactor, Inc.* (Semiconductors)	3,483	136,220
Forward Air Corp. (Transportation)	3,483	113,650
Fossil, Inc.* (Household Products/Wares)	3,483	130,821
Foundry Networks, Inc.* (Telecommunications)	10,449	220,892
FPIC Insurance Group, Inc.* (Insurance)	2,322	97,013
Franklin Bank Corp. Houston* (Savings & Loans)	6,579	50,856
Fremont General Corp. (Banks)	5,805	16,080
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	15,480	66,564
FTI Consulting, Inc.* (Commercial Services)	3,096	168,113
Fuel Tech, Inc.* (Environmental Control)	2,322	68,662
FuelCell Energy, Inc.* (Energy - Alternate Sources)	8,901	89,544
Fuller (H.B.) Co. (Chemicals)	4,644	136,673
Gartner Group, Inc.* (Commercial Services)	5,418	118,654
Gaylord Entertainment Co.* (Lodging)	3,096	168,670
Gemstar-TV Guide International, Inc.* (Media)	22,059	151,987
Genco Shipping & Trading, Ltd.ADR (Transportation)	1,935	139,107
GenCorp, Inc.* (Aerospace/Defense)	7,353	86,618
General Communication, Inc. - Class A* (Telecommunications)	6,579	77,172
Genesco, Inc.* (Retail)	1,935	89,397
Genesee & Wyoming, Inc. - Class A* (Transportation)	3,483	102,122
GeoEye, Inc.* (Telecommunications)	3,483	109,053
Georgia Gulf Corp. (Chemicals)	3,870	46,827
Gevity HR, Inc. (Commercial Services)	3,483	34,760
Gladstone Capital Corp. (Investment Companies)	4,644	87,447
GMH Communities Trust (REIT)	9,288	68,545
Golden Telecom, Inc. (Telecommunications)	1,548	160,141

See accompanying notes to the Schedules of Portfolio Investments.

Goodman Global, Inc.* (Building Materials)	3,870	95,396
GrafTech International, Ltd.* (Electrical Components & Equipment)	7,740	146,286
Granite Construction, Inc. (Engineering & Construction)	2,322	99,428
Great Wolf Resorts, Inc.* (Entertainment)	6,966	90,976
Greatbatch, Inc.* (Electrical Components & Equipment)	2,709	67,346
Greenhill & Co., Inc. (Diversified Financial Services)	1,548	114,521
Greif Brothers Corp. - Class A (Packaging & Containers)	2,322	147,679
Grey Wolf, Inc.* (Oil & Gas)	14,319	80,616
Group 1 Automotive, Inc. (Retail)	2,322	72,098
GulfMark Offshore, Inc.* (Transportation)	1,935	90,132
Haemonetics Corp.* (Healthcare - Products)	2,322	119,328
Harleysville National Corp. (Banks)	7,353	110,810
Harvest Natural Resources, Inc.* (Oil & Gas)	6,966	95,852
Haynes International, Inc.* (Metal Fabricate/Hardware)	1,161	101,611
HealthExtras, Inc.* (Pharmaceuticals)	3,096	90,217
HEALTHSOUTH Corp.* (Healthcare - Services)	6,192	124,150
Healthways, Inc.* (Healthcare - Services)	2,709	164,436
Hecla Mining Co.* (Mining)	9,675	93,074
HEICO Corp. (Aerospace/Defense)	3,096	168,546
Heidrick & Struggles International, Inc. (Commercial Services)	1,935	83,631
Helen of Troy, Ltd.ADR* (Household Products/Wares)	3,096	55,728
Hercules Offshore, Inc.* (Oil & Gas Services)	2,322	62,787
Hercules Technology Growth Capital, Inc. (Investment Companies)	7,740	99,304
Hercules, Inc. (Chemicals)	8,514	160,148
Herman Miller, Inc. (Office Furnishings)	4,257	115,876
Hersha Hospitality Trust (REIT)	9,675	104,587
Hexcel Corp.* (Aerospace/Defense Equipment)	7,353	184,046
Hibbett Sports, Inc.* (Retail)	3,483	82,164
Highwoods Properties, Inc. (REIT)	4,257	153,082
Hilb, Rogal, and Hobbs Co. (Insurance)	2,709	119,386
Hologic, Inc.* (Healthcare - Products)	3,870	262,889
Horizon Lines, Inc. - Class A (Transportation)	3,483	109,575
Horizon Offshore, Inc.* (Oil & Gas Services)	3,870	62,307
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,935	75,659
Hub Group, Inc. - Class A* (Transportation)	3,483	88,364
Hudson Highland Group, Inc.* (Commercial Services)	3,096	35,542
Human Genome Sciences, Inc.* (Biotechnology)	12,384	117,153
Huron Consulting Group, Inc.* (Commercial Services)	1,548	108,174
Iconix Brand Group, Inc.* (Apparel)	4,644	106,115
IDACORP, Inc. (Electric)	4,257	148,527
IHS, Inc. - Class A* (Computers)	2,709	170,802
II-VI, Inc.* (Electronics)	2,709	94,111
IKON Office Solutions, Inc. (Office/Business Equipment)	8,514	112,385
Illumina, Inc.* (Biotechnology)	3,870	217,300
Imation Corp. (Computers)	3,096	68,979
Immucor, Inc.* (Healthcare - Products)	5,031	162,250
Independent Bank Corp. (Banks)	3,870	114,475
Independent Bank Corp. (Banks)	6,192	65,388
Infinity Property & Casualty Corp. (Insurance)	2,322	93,391
Informatica Corp.* (Software)	7,353	125,589
Infospace, Inc. (Internet)	3,870	74,807
Ingles Markets, Inc. - Class A (Food)	2,322	64,436
Innospec, Inc. (Chemicals)	3,096	65,914
Insight Enterprises, Inc.* (Retail)	4,644	128,360
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	3,870	54,412
Integra Bank Corp. (Banks)	5,805	100,020
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	3,870	111,727
InterDigital, Inc.* (Telecommunications)	3,870	83,166
Interface, Inc. - Class A (Office Furnishings)	5,418	103,646
Interline Brands, Inc.* (Building Materials)	3,096	73,963
Intermec, Inc.* (Machinery-Diversified)	5,031	127,888
InterMune, Inc.* (Biotechnology)	2,709	53,963
Internap Network Services Corp.* (Internet)	4,644	77,369
International Coal Group, Inc.* (Coal)	12,384	66,626
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	2,709	181,638
Interwoven, Inc.* (Internet)	5,805	82,373
inVentiv Health, Inc.* (Advertising)	2,709	114,401
Inverness Medical Innovations, Inc.* (Healthcare - Products)	3,483	209,293
ION Geophysical Corp.* (Oil & Gas Services)	5,805	87,946
IPC Holdings, Ltd.ADR (Insurance)	5,031	150,477
iPCS, Inc. (Telecommunications)	2,709	96,847
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	8,514	150,017
ITC Holdings Corp. (Electric)	3,870	221,519
Itron, Inc.* (Electronics)	2,322	249,592
J. Crew Group, Inc.* (Retail)	2,709	101,317
j2 Global Communications, Inc.* (Internet)	4,257	143,418
Jack Henry & Associates, Inc. (Computers)	5,805	169,622
Jack in the Box, Inc.* (Retail)	4,644	145,682
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,096	96,750
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,096	82,044

See accompanying notes to the Schedules of Portfolio Investments.

Jamba, Inc.* (Retail)	7,740	42,106
Jer Investors Trust, Inc. (REIT)	6,192	69,165
JetBlue Airways Corp.* (Airlines)	12,384	113,066
Jo-Ann Stores, Inc.* (Retail)	2,322	44,745
Jos. A. Bank Clothiers, Inc.* (Retail)	1,935	56,521
K-V Pharmaceutical Co.* (Pharmaceuticals)	3,483	109,157
Kadant, Inc.* (Machinery-Diversified)	2,709	87,961
Kaiser Aluminum Corp. (Mining)	1,161	87,981
Kaman Corp. (Aerospace/Defense)	3,096	116,750
Kaydon Corp. (Metal Fabricate/Hardware)	2,322	124,900
KBW, Inc.* (Diversified Financial Services)	2,709	82,056
KEMET Corp.* (Electronics)	10,449	73,874
Kenexa Corp.* (Commercial Services)	2,322	68,081
Kindred Healthcare, Inc.* (Healthcare - Services)	2,322	49,319
KNBT Bancorp, Inc. (Savings & Loans)	8,901	152,563
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	8,127	108,983
Knight Transportation, Inc. (Transportation)	5,418	86,525
Knightsbridge Tankers, Ltd.ADR (Transportation)	3,096	78,886
Knoll, Inc. (Office Furnishings)	4,257	80,840
Korn/Ferry International* (Commercial Services)	3,870	74,149
Kulicke & Soffa Industries, Inc.* (Semiconductors)	7,740	58,592
Kyphon, Inc.* (Healthcare - Products)	3,483	246,875
L-1 Identity Solutions, Inc.* (Electronics)	5,031	93,426
Labor Ready, Inc.* (Commercial Services)	4,257	74,838
Laclede Group, Inc. (Gas)	5,418	188,492
Lance, Inc. (Food)	3,870	81,967
LandAmerica Financial Group, Inc. (Insurance)	1,161	32,264
Landauer, Inc. (Commercial Services)	2,322	114,405
LaSalle Hotel Properties (REIT)	3,483	143,918
Lattice Semiconductor Corp.* (Semiconductors)	14,319	59,853
Lawson Software, Inc.* (Software)	11,223	126,708
Layne Christensen Co.* (Engineering & Construction)	1,935	110,179
LCA-Vision, Inc. (Healthcare - Products)	1,935	33,030
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	6,966	52,175
Lear Corp.* (Auto Parts & Equipment)	5,418	192,502
Lee Enterprises, Inc. (Media)	4,644	74,536
Life Time Fitness, Inc.* (Leisure Time)	2,322	140,806
LifeCell Corp.* (Biotechnology)	3,096	136,410
Ligand Pharmaceuticals, Inc. - Class B (Pharmaceuticals)	10,062	54,134
Lin TV Corp. - Class A* (Media)	3,483	50,747
Littelfuse, Inc.* (Electrical Components & Equipment)	2,322	73,909
Live Nation, Inc.* (Commercial Services)	5,031	102,834
LKQ Corp.* (Distribution/Wholesale)	4,644	179,073
LodgeNet Entertainment Corp.* (Media)	2,709	58,433
Longs Drug Stores Corp. (Retail)	2,322	121,928
LoopNet, Inc.* (Internet)	3,483	65,655
LTC Properties, Inc. (REIT)	5,418	137,292
Luminex Corp.* (Healthcare - Products)	5,805	92,532
M&F Worldwide Corp.* (Food)	1,161	60,918
Macrovision Corp.* (Entertainment)	4,257	102,168
Magellan Health Services, Inc.* (Healthcare - Services)	3,096	130,342
Maguire Properties, Inc. (REIT)	3,483	94,912
Manhattan Associates, Inc.* (Computers)	3,096	93,375
MannKind Corp.* (Pharmaceuticals)	5,031	45,933
Mariner Energy, Inc.* (Oil & Gas)	6,579	164,475
Martek Biosciences Corp.* (Biotechnology)	3,870	118,228
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	4,644	114,893
MasTec, Inc.* (Telecommunications)	5,031	79,439
Matria Healthcare, Inc.* (Healthcare - Services)	2,322	59,629
Matrix Service Co.* (Oil & Gas Services)	2,709	79,888
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	3,096	141,085
Mattson Technology, Inc.* (Semiconductors)	7,353	63,824
Max Capital Group, Ltd. (Insurance)	5,418	153,275
MAXIMUS, Inc. (Commercial Services)	1,935	92,725
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	3,870	65,713
MCG Capital Corp. (Investment Companies)	6,966	97,594
McGrath Rentcorp (Commercial Services)	3,096	106,131
Medarex, Inc.* (Pharmaceuticals)	9,675	115,616
Mediacom Communications Corp. - Class A* (Media)	8,514	48,956
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	4,257	126,390
Mentor Corp. (Healthcare - Products)	3,096	131,797
Mentor Graphics Corp.* (Computers)	7,353	117,795
Meridian Bioscience, Inc. (Healthcare - Products)	4,257	140,864
Meritage Homes Corp.* (Home Builders)	2,322	37,361
Metal Management, Inc. (Environmental Control)	2,000	105,140
Methode Electronics, Inc. (Electronics)	5,031	63,089
MGE Energy, Inc. (Electric)	4,257	142,609
MGI Pharma, Inc.* (Pharmaceuticals)	6,192	201,735
Micros Systems, Inc.* (Computers)	3,096	222,355
Microsemi Corp.* (Semiconductors)	5,805	154,471
MicroStrategy, Inc. - Class A* (Software)	774	76,107
Midas, Inc.* (Commercial Services)	3,870	61,804

See accompanying notes to the Schedules of Portfolio Investments.

MKS Instruments, Inc.* (Semiconductors)	4,257	85,481
Mobile Mini, Inc.* (Storage/Warehousing)	3,483	62,450
Monaco Coach Corp. (Home Builders)	5,418	62,849
Monarch Casino & Resort, Inc.* (Lodging)	2,709	82,868
Montpelier Re Holdings, Ltd.ADR (Insurance)	8,514	152,401
Moog, Inc. - Class A* (Aerospace/Defense)	3,096	142,880
MPS Group, Inc.* (Commercial Services)	8,514	103,956
MSC.Software Corp.* (Software)	5,805	80,109
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,483	125,249
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	10,062	118,228
MVC Capital, Inc. (Investment Companies)	4,257	72,624
Myriad Genetics, Inc.* (Biotechnology)	3,483	192,819
Nara Bancorp, Inc. (Banks)	6,192	95,852
Nash Finch Co. (Food)	1,548	57,973
NATCO Group, Inc. - Class A* (Oil & Gas Services)	1,935	103,155
National CineMedia, Inc. (Entertainment)	4,257	114,598
National Financial Partners (Diversified Financial Services)	3,096	169,258
Nationwide Health Properties, Inc. (REIT)	6,579	205,396
NCI Building Systems, Inc.* (Building Materials)	1,935	75,813
Nektar Therapeutics* (Biotechnology)	8,127	48,599
Net 1 UEPS Technologies, Inc.* (Commercial Services)	3,483	111,526
Netflix, Inc.* (Internet)	4,257	112,683
NETGEAR, Inc.* (Telecommunications)	3,096	109,413
NewAlliance Bancshares, Inc. (Savings & Loans)	9,675	135,353
NGP Capital Resources Co. (Investment Companies)	5,805	92,938
Nicor, Inc. (Gas)	3,483	150,709
Nordson Corp. (Machinery-Diversified)	2,709	144,931
North Pittsburgh Systems, Inc. (Telecommunications)	3,870	93,964
NorthStar Realty Finance Corp. (REIT)	7,740	72,369
Novatel Wireless, Inc.* (Telecommunications)	2,709	70,434
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	3,096	47,864
NTELOS Holdings Corp. (Telecommunications)	3,096	93,468
Nuance Communications, Inc.* (Software)	9,675	213,914
NuVasive, Inc.* (Healthcare - Products)	3,870	165,597
O’Charley’s, Inc. (Retail)	4,644	74,443
Oil States International, Inc.* (Oil & Gas Services)	3,483	150,431
Old Dominion Freight Line, Inc.* (Transportation)	3,096	69,939
Olin Corp. (Chemicals)	6,192	141,054
OM Group, Inc.* (Chemicals)	2,322	123,020
OMEGA Healthcare Investors, Inc. (REIT)	8,127	135,965
Omnicell, Inc.* (Software)	3,870	102,168
OmniVision Technologies, Inc.* (Semiconductors)	5,031	111,437
ON Semiconductor Corp.* (Semiconductors)	17,028	173,686
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,870	180,768
optionsXpress Holdings, Inc. (Diversified Financial Services)	3,870	115,171
OraSure Technologies, Inc.* (Healthcare - Products)	10,449	94,772
Orbital Sciences Corp.* (Aerospace/Defense)	5,031	128,441
Orthofix International N.V.ADR* (Healthcare - Products)	1,935	104,297
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,644	193,051
OSI Systems, Inc.* (Electronics)	2,709	67,806
Owens & Minor, Inc. (Distribution/Wholesale)	3,483	141,201
P.F. Chang’s China Bistro, Inc.* (Retail)	2,709	78,859
Pacer International, Inc. (Transportation)	3,870	57,044
Pacific Sunwear of California, Inc.* (Retail)	5,418	90,589
PAETEC Holding Corp.* (Telecommunications)	7,353	98,898
Palm, Inc. (Computers)	7,740	69,815
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,096	57,090
Parallel Petroleum Corp.* (Oil & Gas)	3,870	79,219
Parametric Technology Corp.* (Software)	8,127	155,226
PAREXEL International Corp.* (Commercial Services)	2,322	106,812
Parker Drilling Co.* (Oil & Gas)	9,288	78,391
Partners Trust Financial Group, Inc. (Savings & Loans)	11,223	139,390
Peet’s Coffee & Tea, Inc.* (Beverages)	3,870	105,535
Penn Virginia Corp. (Oil & Gas)	2,709	131,116
Performance Food Group Co.* (Food)	3,483	94,006
Perini Corp.* (Engineering & Construction)	1,935	110,972
Perot Systems Corp. - Class A* (Computers)	6,579	96,053
Perrigo Co. (Pharmaceuticals)	6,579	155,988
Petrohawk Energy Corp.* (Oil & Gas)	11,997	221,944
PetroQuest Energy, Inc.* (Oil & Gas)	5,031	64,900
Pharmion Corp.* (Pharmaceuticals)	2,322	111,735
Phase Forward, Inc.* (Software)	4,644	110,481
PHH Corp.* (Commercial Services)	4,257	95,187
PHI, Inc.* (Transportation)	3,096	107,122
Pier 1 Imports, Inc.* (Retail)	9,675	49,246
Pilgrim’s Pride Corp. (Food)	3,096	91,951

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle Entertainment, Inc.* (Entertainment)	4,644	135,605
Pinnacle Financial Partners, Inc.* (Banks)	4,644	135,558
Piper Jaffray* (Diversified Financial Services)	1,935	99,459
Plantronics, Inc. (Telecommunications)	3,870	105,845
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	4,644	167,184
Plexus Corp.* (Electronics)	3,870	99,846
PMA Capital Corp. - Class A* (Insurance)	9,288	91,951
PMC-Sierra, Inc.* (Semiconductors)	17,028	153,422
PNM Resources, Inc. (Electric)	6,192	154,862
Polaris Industries, Inc. (Leisure Time)	3,096	152,261
Polycom, Inc.* (Telecommunications)	6,192	173,252
PolyMedica Corp. (Healthcare - Products)	2,322	122,973
PolyOne Corp.* (Chemicals)	10,836	86,580
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	1,548	69,830
Post Properties, Inc. (REIT)	3,096	126,936
Potlatch Corp. (Forest Products & Paper)	3,483	166,000
Powerwave Technologies, Inc.* (Telecommunications)	12,384	68,855
Preferred Bank (Banks)	3,096	92,044
Presidential Life Corp. (Insurance)	5,031	88,596
Priceline.com, Inc.* (Internet)	2,709	252,208
PRIMEDIA, Inc. (Media)	4,257	38,781
ProAssurance Corp.* (Insurance)	2,709	149,374
Progress Software Corp.* (Software)	3,483	113,929
Prospect Capital Corp. (Investment Companies)	5,031	73,654
Provident New York Bancorp (Savings & Loans)	8,901	113,132
PSS World Medical, Inc.* (Healthcare - Products)	5,805	117,261
Psychiatric Solutions, Inc.* (Healthcare - Services)	4,257	168,577
QIAGEN N.V.ADR* (Biotechnology)	7,799	183,588
Quanex Corp. (Metal Fabricate/Hardware)	2,709	111,584
Quantum Corp.* (Computers)	23,994	95,976
Quest Software, Inc.* (Software)	5,805	101,007
Quiksilver, Inc.* (Apparel)	9,675	130,612
RAIT Financial Trust (REIT)	5,031	45,782
Ralcorp Holdings, Inc.* (Food)	2,322	130,729
Raven Industries, Inc. (Miscellaneous Manufacturing)	2,322	100,334
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	2,322	93,321
RC2 Corp.* (Toys/Games/Hobbies)	2,322	69,242
RealNetworks, Inc.* (Internet)	10,062	73,050
Realty Income Corp. (REIT)	7,740	228,640
Red Robin Gourmet Burgers, Inc.* (Retail)	2,322	92,926
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	3,483	96,444
Regal-Beloit Corp. (Hand/Machine Tools)	2,322	113,871
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,418	119,196
Regis Corp. (Retail)	3,483	117,029
Renasant Corp. (Banks)	4,644	107,973
Rent-A-Center, Inc.* (Commercial Services)	5,418	86,688
Resource Capital Corp. (REIT)	6,192	63,901
Resources Connection, Inc. (Commercial Services)	3,870	88,120
RF Micro Devices, Inc.* (Telecommunications)	15,480	96,286
Rimage Corp.* (Computers)	2,709	70,813
Robbins & Myers, Inc. (Machinery-Diversified)	1,548	111,920
Rock-Tenn Co. - Class A (Forest Products & Paper)	3,096	90,279
Rofin-Sinar Technologies, Inc.* (Electronics)	1,548	121,704
Rosetta Resources, Inc.* (Oil & Gas)	4,644	88,236
RTI International Metals, Inc.* (Mining)	1,548	121,023
Rudolph Technologies, Inc.* (Semiconductors)	4,644	60,511
Rush Enterprises, Inc.* (Retail)	5,187	87,920
Russ Berrie and Co., Inc.* (Household Products/Wares)	4,257	74,498
SAIC, Inc.* (Commercial Services)	7,353	144,928
Sally Beauty Holdings, Inc.* (Retail)	8,127	75,175
Sanderson Farms, Inc. (Food)	1,935	67,338
Sandy Spring Bancorp, Inc. (Banks)	3,870	115,016
Sapient Corp.* (Internet)	9,288	65,016
Savient Pharmaceuticals, Inc.* (Biotechnology)	5,418	76,285
SAVVIS, Inc.* (Telecommunications)	2,322	87,725
ScanSource, Inc.* (Distribution/Wholesale)	3,096	114,366
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	1,935	127,845
Scholastic Corp.* (Media)	3,483	137,857
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,096	86,750
Sciele Pharma, Inc.* (Pharmaceuticals)	3,483	88,608
Seabright Insurance Holdings* (Insurance)	5,418	90,372
Seacoast Banking Corp. of Florida (Banks)	5,031	73,704
Security Bank Corp. (Banks)	5,418	56,456
Select Comfort Corp.* (Retail)	4,644	53,081
Selective Insurance Group, Inc. (Insurance)	5,418	131,712
Semtech Corp.* (Semiconductors)	6,579	112,567
Senior Housing Properties Trust (REIT)	6,966	156,178
Senomyx, Inc.* (Commercial Services)	5,031	58,158
Signature Bank* (Banks)	3,096	105,728
Silgan Holdings, Inc. (Packaging & Containers)	1,935	105,593
Silicon Image, Inc.* (Semiconductors)	8,901	56,699
Sinclair Broadcast Group, Inc. - Class A (Media)	5,805	69,892
SiRF Technology Holdings, Inc.* (Semiconductors)	4,257	126,901
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	5,031	82,408

See accompanying notes to the Schedules of Portfolio Investments.

SkyWest, Inc. (Airlines)	4,644	126,735
Skyworks Solutions, Inc.* (Semiconductors)	13,545	124,885
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	4,644	41,053
Sohu.com, Inc.* (Internet)	2,709	162,296
Sonic Corp.* (Retail)	5,805	143,848
SONICWALL, Inc.* (Internet)	8,901	92,036
SonoSite, Inc.* (Healthcare - Products)	2,709	95,330
Sonus Networks, Inc.* (Telecommunications)	18,576	128,174
Sotheby’s (Commercial Services)	4,644	251,565
Southwest Bancorp, Inc. (Banks)	4,644	87,911
Spansion, Inc. - Class A* (Semiconductors)	7,740	54,567
Spartan Motors, Inc. (Auto Parts & Equipment)	3,483	48,901
Spartan Stores, Inc. (Food)	2,709	60,221
Spartech Corp. (Chemicals)	3,096	47,586
Spherion Corp.* (Commercial Services)	8,127	70,867
SPSS, Inc.* (Software)	1,935	73,530
Stage Stores, Inc. (Retail)	4,257	79,861
Standard Microsystems Corp.* (Semiconductors)	2,709	105,651
Standard Pacific Corp. (Home Builders)	5,418	26,006
Standex International Corp. (Miscellaneous Manufacturing)	4,257	91,270
Steiner Leisure, Ltd.ADR* (Commercial Services)	1,935	87,036
STERIS Corp. (Healthcare - Products)	5,031	146,100
Sterling Financial Corp. (Savings & Loans)	4,644	104,490
Steven Madden, Ltd. (Apparel)	2,709	60,384
Stewart Enterprises, Inc. - Class A (Commercial Services)	11,223	101,793
Stifel Financial Corp.* (Diversified Financial Services)	1,548	87,849
Stone Energy Corp.* (Oil & Gas)	2,709	120,767
Strategic Hotels & Resorts, Inc. (REIT)	6,192	135,233
Strayer Education, Inc. (Commercial Services)	1,161	216,480
Suffolk Bancorp (Banks)	3,483	115,043
Sunrise Assisted Living, Inc.* (Healthcare - Services)	3,483	128,871
Sunstone Hotel Investors, Inc. (REIT)	5,418	150,675
Superior Bancorp* (Banks)	11,610	88,700
Superior Essex, Inc.* (Electrical Components & Equipment)	2,322	77,207
SureWest Communications (Telecommunications)	3,096	81,982
Swift Energy Co.* (Oil & Gas)	2,322	110,132
Sybase, Inc.* (Software)	6,192	177,091
Symmetricom, Inc.* (Telecommunications)	8,901	42,191
Synaptics, Inc.* (Computers)	2,322	126,201
Take-Two Interactive Software, Inc.* (Software)	5,805	109,018
Taser International, Inc.* (Electronics)	6,192	103,097
Technitrol, Inc. (Electronics)	3,483	102,435
Technology Investment Capital Corp. (Investment Companies)	6,579	85,856
Tekelec* (Telecommunications)	5,418	71,518
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,709	141,708
TeleTech Holdings, Inc.* (Commercial Services)	3,096	77,183
Tempur-Pedic International, Inc. (Home Furnishings)	5,805	208,980
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	3,870	118,461
Terra Industries, Inc.* (Chemicals)	6,966	256,976
Tessera Technologies, Inc.* (Semiconductors)	3,483	133,016
Tetra Tech, Inc.* (Environmental Control)	5,031	117,474
Texas Capital Bancshares, Inc.* (Banks)	4,644	102,772
Texas Industries, Inc. (Building Materials)	1,935	141,371
The Children’s Place Retail Stores, Inc.* (Retail)	1,935	49,536
The Commerce Group, Inc. (Insurance)	4,257	155,338
The Genlyte Group, Inc.* (Building Materials)	1,935	125,968
The Geo Group, Inc.* (Commercial Services)	4,257	134,649
The Gymboree Corp.* (Apparel)	2,709	92,187
The Hain Celestial Group, Inc.* (Food)	3,870	135,682
The Medicines Co.* (Pharmaceuticals)	4,644	88,933
The Men’s Wearhouse, Inc. (Retail)	3,870	163,546
The Middleby Corp.* (Machinery-Diversified)	1,548	100,883
The Pantry, Inc.* (Retail)	1,935	54,219
The Pep Boys - Manny, Moe & Jack (Retail)	3,870	56,928
The Phoenix Cos., Inc. (Insurance)	10,062	138,654
The Spectranetics Corp.* (Healthcare - Products)	6,966	111,456
The Steak n Shake Co.* (Retail)	6,579	99,672
The Timberland Co. - Class A* (Apparel)	4,257	83,054
The TriZetto Group, Inc.* (Internet)	4,644	75,883
The Ultimate Software Group, Inc.* (Software)	3,096	106,843
The Warnaco Group, Inc.* (Apparel)	3,870	157,470
Thoratec Corp.* (Healthcare - Products)	5,031	100,469
THQ, Inc.* (Software)	4,644	125,806
Tibco Software, Inc.* (Internet)	15,480	142,106
TierOne Corp. (Savings & Loans)	2,709	61,901
Time Warner Telecom, Inc. - Class A* (Telecommunications)	10,062	233,841
Titan International, Inc. (Auto Parts & Equipment)	2,322	70,264
TiVo, Inc.* (Home Furnishings)	12,384	88,298
TNS, Inc. (Commercial Services)	6,192	100,001
TreeHouse Foods, Inc.* (Food)	3,483	97,176
Triarc Cos., Inc. (Retail)	6,579	73,685
TriCo Bancshares (Banks)	4,644	102,632

See accompanying notes to the Schedules of Portfolio Investments.

Trident Microsystems, Inc.* (Software)	4,644	34,969
TriQuint Semiconductor, Inc.* (Semiconductors)	16,641	104,339
Tronox, Inc. - Class B (Chemicals)	5,805	47,775
Trump Entertainment Resorts, Inc.* (Lodging)	4,644	36,177
TrustCo Bank Corp. NY (Banks)	15,480	163,159
Tupperware Corp. (Household Products/Wares)	5,031	181,619
Tween Brands, Inc.* (Retail)	2,322	71,285
TXCO Resources, Inc.* (Oil & Gas)	6,192	71,889
UAP Holding Corp. (Chemicals)	4,644	147,819
UCBH Holdings, Inc. (Banks)	8,127	138,728
UIL Holdings Corp. (Electric)	3,483	122,532
Under Armour, Inc. - Class A* (Retail)	1,935	120,454
United America Indemnity, Ltd. - Class A* (Insurance)	4,644	102,400
United Natural Foods, Inc.* (Food)	3,870	111,998
United Online, Inc. (Internet)	6,966	122,602
United Stationers, Inc.* (Distribution/Wholesale)	1,935	112,056
United Therapeutics Corp.* (Pharmaceuticals)	1,935	132,431
Universal American Financial Corp.* (Insurance)	5,031	122,052
Universal Corp. (Agriculture)	1,935	94,312
Universal Health Realty Income Trust (REIT)	3,870	143,074
Urstadt Biddle Properties - Class A (REIT)	6,966	115,775
USA Mobility, Inc. (Telecommunications)	3,096	48,421
USEC, Inc.* (Mining)	6,579	57,895
UTStarcom, Inc.* (Telecommunications)	12,384	39,629
Vail Resorts, Inc.* (Entertainment)	2,322	140,922
Valassis Communications, Inc.* (Commercial Services)	4,644	45,743
Valeant Pharmaceuticals International* (Pharmaceuticals)	7,353	106,986
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,548	148,175
ValueClick, Inc.* (Internet)	7,353	199,928
Varian, Inc.* (Electronics)	2,322	171,573
Veeco Instruments, Inc.* (Semiconductors)	4,644	83,917
Ventana Medical Systems, Inc.* (Healthcare - Products)	2,322	204,336
Viad Corp. (Commercial Services)	2,322	82,292
ViaSat, Inc.* (Telecommunications)	2,709	82,625
Vignette Corp.* (Internet)	4,644	80,063
ViroPharma, Inc.* (Pharmaceuticals)	6,192	53,313
VistaPrint, Ltd.ADR* (Commercial Services)	3,483	165,686
Visteon Corp.* (Auto Parts & Equipment)	11,610	73,724
Volcom, Inc.* (Apparel)	1,548	45,279
W-H Energy Services, Inc.* (Oil & Gas Services)	2,322	133,654
W.R. Grace & Co.* (Chemicals)	5,418	160,373
Wabtec Corp. (Machinery-Diversified)	3,870	145,241
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	6,192	205,698
Walter Industries, Inc. (Holding Companies - Diversified)	4,257	130,434
Warren Resources, Inc.* (Oil & Gas)	6,579	99,869
Washington Group International, Inc.* (Engineering & Construction)	1,935	188,372
Watsco, Inc. (Distribution/Wholesale)	1,935	80,573
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	3,096	147,586
Watts Water Technologies, Inc. - Class A (Electronics)	2,709	77,017
WD-40 Co. (Household Products/Wares)	3,096	122,602
Websense, Inc.* (Internet)	3,870	71,208
West Coast Bancorp (Banks)	4,257	115,450
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,709	111,990
Westar Energy, Inc. (Electric)	7,353	195,737
Whiting Petroleum Corp.* (Oil & Gas)	2,709	146,449
Willbros Group, Inc.ADR* (Oil & Gas Services)	2,709	103,673
Wind River Systems, Inc.* (Software)	7,740	96,827
Winn-Dixie Stores, Inc.* (Food)	2,709	64,041
Winnebago Industries, Inc. (Home Builders)	3,096	79,815
Winthrop Realty Trust (REIT)	17,028	92,973
WMS Industries, Inc.* (Leisure Time)	3,870	134,173
Wolverine World Wide, Inc. (Apparel)	4,644	119,072
Woodward Governor Co. (Electronics)	2,322	155,574
World Acceptance Corp.* (Diversified Financial Services)	1,935	62,423
World Fuel Services Corp. (Retail)	2,322	102,841
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,418	135,450
Wright Express Corp.* (Commercial Services)	3,483	134,792
Wright Medical Group, Inc.* (Healthcare - Products)	3,870	102,555
WSFS Financial Corp. (Savings & Loans)	1,935	111,572
XenoPort, Inc.* (Pharmaceuticals)	1,935	94,970
Zale Corp.* (Retail)	3,870	81,580
Zenith National Insurance Corp. (Insurance)	3,096	124,397
Zoltek Cos., Inc.* (Chemicals)	1,935	85,624
Zoran Corp.* (Semiconductors)	4,644	118,422
Zumiez, Inc.* (Retail)	1,935	80,999

See accompanying notes to the Schedules of Portfolio Investments.

Zymogenetics, Inc.* (Pharmaceuticals)	5,418	72,872

TOTAL COMMON STOCKS (Cost $74,564,893)		86,874,681

	Principal Amount
Repurchase Agreements (6.8%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $2,716,353 (Collateralized by $2,390,000 Federal National Mortgage Association, 6.25%, 5/15/29, market value $2,772,685)	$2,716,000	2,716,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $814,105 (Collateralized by $822,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $832,860)	814,000	814,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $4,750,620 (Collateralized by $4,729,000 of various U.S. Government Agency Obligations, 5.20%-5.50%, 11/20/09-7/30/10, market value $4,846,551)	4,750,000	4,750,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,280,000)		8,280,000

TOTAL INVESTMENT SECURITIES (Cost $82,844,893)—77.8%		95,154,681
Net other assets (liabilities) — 22.2%		27,145,890

NET ASSETS — 100.0%		$122,300,571

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $49,230,860)	593	$98,472
Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $72,227,400)	174	4,053,417

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/07	$13,533,641	$21,495
Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/07	22,203,480	108,478

Ultra Small-Cap ProFund invested, as a percentage of net assets, in the following industriies, as of October 31, 2007:

Advertising	0.1%
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.9%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.8%
Banks	3.3%
Beverages	0.1%
Biotechnology	1.7%
Building Materials	0.6%
Chemicals	1.4%
Coal	0.2%
Commercial Services	5.0%
Computers	1.3%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.6%
Electric	1.1%
Electrical Components & Equipment	0.7%
Electronics	2.6%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.6%
Environmental Control	0.4%
Food	1.2%
Forest Products & Paper	0.5%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare - Products	2.6%
Healthcare - Services	1.2%
Holding Companies - Diversified	0.1%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.7%
Insurance	2.1%
Internet	2.7%
Investment Companies	0.8%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.3%
Machinery - Construction & Mining	0.2%
Machinery-Diversified	1.1%
Media	0.9%

See accompanying notes to the Schedules of Portfolio Investments.

Metal Fabricate/Hardware	0.8%
Mining	0.8%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.5%
Oil & Gas Services	1.3%
Packaging & Containers	0.2%
Pharmaceuticals	2.3%
REIT	3.5%
Real Estate	0.1%
Retail	4.2%
Savings & Loans	1.1%
Semiconductors	2.3%
Software	2.8%
Storage/Warehousing	0.1%
Telecommunications	3.6%
Toys/Games/Hobbies	0.3%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.3%
Other**	29.0%

**	Includse any non-equity securities and net other assets (liabilities).

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraDow 30 ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (82.6%)
3M Co. (Miscellaneous Manufacturing)	28,676	$2,476,459
Alcoa, Inc. (Mining)	28,676	1,135,283
Altria Group, Inc. (Agriculture)	28,676	2,091,341
American Express Co. (Diversified Financial Services)	28,676	1,747,802
American International Group, Inc. (Insurance)	28,676	1,810,029
AT&T, Inc. (Telecommunications)	28,676	1,198,370
Boeing Co. (Aerospace/Defense)	28,676	2,827,167
Caterpillar, Inc. (Machinery - Construction & Mining)	28,676	2,139,516
Citigroup, Inc. (Diversified Financial Services)	28,676	1,201,524
Coca-Cola Co. (Beverages)	28,676	1,771,030
Du Pont (Chemicals)	28,676	1,419,749
Exxon Mobil Corp. (Oil & Gas)	28,676	2,637,905
General Electric Co. (Miscellaneous Manufacturing)	28,676	1,180,304
General Motors Corp. (Auto Manufacturers)	28,676	1,123,812
Hewlett-Packard Co. (Computers)	28,676	1,481,976
Home Depot, Inc. (Retail)	28,676	903,581
Honeywell International, Inc. (Miscellaneous Manufacturing)	28,676	1,732,317
Intel Corp. (Semiconductors)	28,676	771,384
International Business Machines Corp. (Computers)	28,676	3,329,857
J.P. Morgan Chase & Co. (Diversified Financial Services)	28,676	1,347,772
Johnson & Johnson (Healthcare - Products)	28,676	1,868,815
McDonald’s Corp. (Retail)	28,676	1,711,957
Merck & Co., Inc. (Pharmaceuticals)	28,676	1,670,664
Microsoft Corp. (Software)	28,676	1,055,564
Pfizer, Inc. (Pharmaceuticals)	28,676	705,716
Procter & Gamble Co. (Cosmetics/Personal Care)	28,676	1,993,556
United Technologies Corp. (Aerospace/Defense)	28,676	2,196,295
Verizon Communications, Inc. (Telecommunications)	28,676	1,321,103
Wal-Mart Stores, Inc. (Retail)	28,676	1,296,442
Walt Disney Co. (Media)	28,676	993,050

TOTAL COMMON STOCKS (Cost $38,973,272)		49,140,340

	Principal Amount
Repurchase Agreements (13.1%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $2,550,332 (Collateralized by $2,243,000 Federal National Mortgage Association, 6.25%, 5/15/29, market value $2,602,148)	$2,550,000	2,550,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $764,099 (Collateralized by $770,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $780,173)	764,000	764,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $4,458,582 (Collateralized by $4,431,000 Federal National Mortgage Association, 5.20%, 11/20/09, market value $4,547,378)	4,458,000	4,458,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,772,000)		7,772,000

	Contracts
Options Purchased (NM)
Dow Jones Futures Put Option 8000 expiring December 2007	500	2,772

TOTAL OPTIONS PURCHASED (Cost $7,000)		2,772

TOTAL INVESTMENT SECURITIES (Cost $46,752,272)—95.7%		56,915,112
Net other assets (liabilities) — 4.3%		2,545,369

NET ASSETS — 100.0%		$59,460,481

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contract expiring December 2007 (Underlying face amount at value $48,915,780)	701	$1,189,170

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 11/28/07	$20,476,163	$84,349

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Aerospace/Defense	8.5%
Agriculture	3.5%
Auto Manufacturers	1.9%
Beverages	3.0%
Chemicals	2.4%
Computers	8.1%
Cosmetics/Personal Care	3.3%
Diversified Financial Services	7.2%
Healthcare - Products	3.1%
Insurance	3.0%
Machinery - Construction & Mining	3.6%

See accompanying notes to the Schedules of Portfolio Investments.

Media	1.7%
Mining	1.9%
Miscellaneous Manufacturing	9.1%
Oil & Gas	4.4%
Pharmaceuticals	4.0%
Retail	6.6%
Semiconductors	1.3%
Software	1.8%
Telecommunications	4.2%
Other *	17.4%

*	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraNASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (87.4%)
Activision, Inc.* (Software)	45,210	$1,069,217
Adobe Systems, Inc.* (Software)	102,750	4,921,725
Akamai Technologies, Inc.* (Internet)	28,085	1,100,651
Altera Corp. (Semiconductors)	86,310	1,693,402
Amazon.com, Inc.* (Internet)	48,635	4,335,810
Amgen, Inc.* (Biotechnology)	90,420	5,254,306
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	22,605	1,017,677
Apollo Group, Inc. - Class A* (Commercial Services)	31,510	2,497,483
Apple Computer, Inc.* (Computers)	216,460	41,116,577
Applied Materials, Inc. (Semiconductors)	127,410	2,474,302
Autodesk, Inc.* (Software)	42,470	2,076,783
BEA Systems, Inc.* (Software)	65,075	1,099,768
Bed Bath & Beyond, Inc.* (Retail)	65,075	2,208,646
Biogen Idec, Inc.* (Biotechnology)	56,170	4,181,295
Broadcom Corp. - Class A* (Semiconductors)	76,035	2,474,939
C.H. Robinson Worldwide, Inc. (Transportation)	30,140	1,504,589
Cadence Design Systems, Inc.* (Computers)	52,060	1,020,376
Celgene Corp.* (Biotechnology)	67,815	4,475,790
Cephalon, Inc.* (Pharmaceuticals)	11,645	858,702
Check Point Software Technologies, Ltd.ADR* (Internet)	39,045	986,277
CheckFree Corp.* (Internet)	15,070	716,277
Cintas Corp. (Textiles)	34,250	1,253,550
Cisco Systems, Inc.* (Telecommunications)	387,025	12,795,046
Citrix Systems, Inc.* (Software)	38,360	1,649,096
Cognizant Technology Solutions Corp.* (Computers)	50,690	2,101,607
Comcast Corp. - Special Class A* (Media)	258,930	5,450,476
Costco Wholesale Corp. (Retail)	41,100	2,764,386
Dell, Inc.* (Computers)	149,330	4,569,498
DENTSPLY International, Inc. (Healthcare - Products)	26,030	1,079,724
Discovery Holding Co. - Class A* (Media)	42,470	1,210,820
eBay, Inc.* (Internet)	180,840	6,528,324
EchoStar Communications Corp. - Class A* (Media)	38,360	1,878,106
Electronic Arts, Inc.* (Software)	56,170	3,433,110
Expedia, Inc.* (Internet)	49,320	1,610,791
Expeditors International of Washington, Inc. (Transportation)	37,675	1,908,239
Express Scripts, Inc.* (Pharmaceuticals)	41,100	2,593,410
Fastenal Co. (Distribution/Wholesale)	25,345	1,127,346
Fiserv, Inc.* (Software)	36,990	2,049,246
Flextronics International, Ltd.ADR* (Electronics)	117,820	1,450,364
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	13,015	1,929,474
Garmin, Ltd.ADR (Electronics)	35,620	3,825,588
Genzyme Corp.* (Biotechnology)	58,910	4,475,393
Gilead Sciences, Inc.* (Pharmaceuticals)	163,030	7,530,356
Google, Inc. - Class A* (Internet)	25,345	17,918,915
Henry Schein, Inc.* (Healthcare - Products)	15,755	943,725
IAC/InterActiveCorp* (Internet)	53,430	1,574,048
Infosys Technologies, Ltd.ADR (Software)	19,865	1,011,923
Intel Corp. (Semiconductors)	365,105	9,821,324
Intuit, Inc.* (Software)	75,350	2,424,009
Intuitive Surgical, Inc.* (Healthcare - Products)	6,850	2,239,060
Joy Global, Inc. (Machinery - Construction & Mining)	19,180	1,113,591
Juniper Networks, Inc.* (Telecommunications)	60,280	2,170,080
KLA -Tencor Corp. (Semiconductors)	41,785	2,199,980
Lam Research Corp.* (Semiconductors)	22,605	1,134,771
Lamar Advertising Co. (Advertising)	13,700	732,402
Leap Wireless International, Inc.* (Telecommunications)	13,700	976,947
Level 3 Communications, Inc.* (Telecommunications)	267,150	809,465
Liberty Global, Inc. - Class A* (Media)	34,935	1,371,199
Liberty Media Holding Corp. - Interactive Series A* (Internet)	103,435	2,195,925
Linear Technology Corp. (Semiconductors)	52,745	1,741,640
Logitech International SAADR* (Computers)	31,510	1,112,933
Marvell Technology Group, Ltd.ADR* (Semiconductors)	100,695	1,815,531
Microchip Technology, Inc. (Semiconductors)	32,195	1,067,908
Microsoft Corp. (Software)	576,085	21,205,689
Millicom International Cellular SAADR* (Telecommunications)	17,125	2,011,845
Monster Worldwide, Inc.* (Internet)	23,975	972,906
Network Appliance, Inc.* (Computers)	66,445	2,092,353
NII Holdings, Inc. - Class B* (Telecommunications)	30,140	1,748,120
NVIDIA Corp.* (Semiconductors)	95,899	3,392,907
Oracle Corp.* (Software)	380,175	8,428,480
PACCAR, Inc. (Auto Manufacturers)	74,954	4,164,444
Patterson Cos., Inc.* (Healthcare - Products)	23,975	937,662
Patterson-UTI Energy, Inc. (Oil & Gas)	28,085	560,015
Paychex, Inc. (Commercial Services)	65,075	2,718,833
Petsmart, Inc. (Retail)	23,975	718,051
Qualcomm, Inc. (Telecommunications)	360,310	15,396,046
Research In Motion, Ltd.ADR* (Computers)	100,010	12,452,245
Ross Stores, Inc. (Retail)	24,660	666,313
Ryanair Holdings PLCADR* (Airlines)	20,550	1,010,855
SanDisk Corp.* (Computers)	36,990	1,642,356
Sears Holdings Corp.* (Retail)	26,715	3,600,915
Sepracor, Inc.* (Pharmaceuticals)	18,495	509,352
Sigma-Aldrich Corp. (Chemicals)	22,605	1,168,000
Sirius Satellite Radio, Inc.* (Media)	282,220	948,259
Staples, Inc. (Retail)	85,625	1,998,488
Starbucks Corp.* (Retail)	184,950	4,934,466
Sun Microsystems, Inc.* (Computers)	274,685	1,568,451
Symantec Corp.* (Internet)	164,400	3,087,432

See accompanying notes to the Schedules of Portfolio Investments.

Telefonaktiebolaget LM EricssonADR (Telecommunications)	25,345	761,617
Tellabs, Inc.* (Telecommunications)	44,525	392,265
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	108,915	4,793,349
UAL Corp.* (Airlines)	19,180	918,722
VeriSign, Inc.* (Internet)	41,785	1,424,451
Vertex Pharmaceuticals, Inc.* (Biotechnology)	24,660	797,504
Virgin Media, Inc. (Telecommunications)	63,705	1,408,518
Whole Foods Market, Inc. (Food)	24,660	1,221,656
Wynn Resorts, Ltd. (Lodging)	21,235	3,427,966
Xilinx, Inc. (Semiconductors)	70,555	1,721,542
XM Satellite Radio Holdings, Inc. - Class A* (Media)	56,170	745,938
Yahoo!, Inc.* (Internet)	115,080	3,578,988

TOTAL COMMON STOCKS (Cost $186,432,200)		333,800,917

	Principal Amount
Repurchase Agreements (9.6%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with repurchase price of $12,031,564 (Collateralized by $11,851,000 of various U.S. Government Agency Obligations, 5.00%-5.75%, 9/12/08-6/27/16, market value $12,273,151)	$12,030,000	12,030,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with repurchase price of $3,608,467 (Collateralized by $3,633,000 Federal National Mortgage Association, 6.00%, 8/15/12 market value $3,680,998)	3,608,000	3,608,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with repurchase price of $21,023,744 (Collateralized by $20,695,000 of various U.S. Government Agency Obligations, 4.75%-5.625%, 5/7/10-3/15/11 market value $21,442,574)	21,021,000	21,021,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,659,000)		36,659,000

TOTAL INVESTMENT SECURITIES (Cost $223,091,200)—97.0%		370,459,917
Net other assets (liabilities) — 3.0%		11,543,717

NET ASSETS — 100.0%		$382,003,634

*	Non-income producing security

ADR	American Depositary Receipt

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $66,854,700)	1,485	$1,885,828
NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $80,585,800)	358	8,262,819

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 11/28/07	$89,966,324	$1,410,652
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 11/28/07	188,636,902	2,887,595

UltraNASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Advertising	0.2%
Airlines	0.5%
Auto Manufacturers	1.1%
Biotechnology	5.1%
Chemicals	0.3%
Commercial Services	1.4%
Computers	17.7%
Distribution/Wholesale	0.3%
Electronics	1.4%
Engineering & Construction	0.5%
Food	0.3%
Healthcare - Products	1.3%
Internet	12.1%
Lodging	0.9%
Machinery - Construction & Mining	0.3%
Media	3.0%
Oil & Gas	0.1%
Pharmaceuticals	4.6%
Retail	4.4%
Semiconductors	7.7%
Software	12.9%
Telecommunications	10.1%
Textiles	0.3%
Transportation	0.9%
Other**	12.6%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraInternational ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (100.0%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $16,045,086 (Collateralized by $16,036,000 of various U.S. Government Agency Obligations, 4.375%-5.75%, 9/13/10-6/27/16, market value $16,364,670)	$16,043,000	$16,043,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $4,813,623 (Collateralized by $4,846,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $4,910,024)	4,813,000	4,813,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $28,031,659 (Collateralized by $28,042,000 of various U.S. Government Agency Obligations, 5.25%-5.50%, 8/3/09-8/22/12, market value $28,589,254)	28,028,000	28,028,000

TOTAL REPURCHASE AGREEMENTS (Cost $48,884,000)		48,884,000

TOTAL INVESTMENT SECURITIES (Cost $48,884,000)—100.0%		48,884,000
Net other assets (liabilities) — NM		(10,872)

NET ASSETS — 100.0%		$48,873,128

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 11/28/07	$97,272,132	$250,023

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraEmerging Markets ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (99.7%)
HSBC, 4.68%, 11/1/07+, dated 10/31/2007, with a repurchase price of $161,871,041 (Collateralized by $164,567,000 of various U.S. Government Agency Obligations, 3.625%-6.15%, 9/15/08-6/28/22, market value $165,087,614)	$161,850,000	$161,850,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/2007, with a repurchase price of $48,560,285 (Collateralized by $48,915,000 Federal Home Loan Bank, 6.00%, 8/20/12, market value $49,530,046)	48,554,000	48,554,000
UBS, 4.70%, 11/1/07+, dated 10/31/2007, with a repurchase price of $282,761,911 (Collateralized by $288,292,000 of various Federal Farm Credit Bank Securities, 4.888%-5.00%, 2/11/10-2/22/12, market value $288,380,771)	282,725,000	282,725,000

TOTAL REPURCHASE AGREEMENTS (Cost $493,129,000)		493,129,000

TOTAL INVESTMENT SECURITIES (Cost $493,129,000)—99.7%		493,129,000
Net other assets (liabilities) — 0.3%		1,262,058

NET ASSETS — 100.0%		$494,391,058

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index expiring 11/28/07	$987,401,561	$3,127,637

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraLatin America ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (78.8%)
America Movil SAB de C.V. (Telecommunications)	3,366	$220,103
Aracruz Celulose S.A. (Forest Products & Paper)	858	65,972
Banco Bradesco S.A. (Banks)	8,085	276,103
Banco Itau Holding Financeira SA (Banks)	9,339	266,628
Banco Santander Chile SA (Banks)	891	47,214
Bancolombia S.A. (Banks)	1,518	55,786
Brasil Telecom Participacoes S.A. (Telecommunications)	990	73,646
Cemex SAB de C.V. (Building Materials)	5,313	162,950
Companhia de Bebidas das Americas (AmBev) (Beverages)	2,244	183,357
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Water)	1,254	65,233
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	4,455	96,228
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	1,980	158,202
Companhia Vale do Rio Doce (CVRD) (Mining)	22,242	702,180
Companhia Vale do Rio Doce (CVRD) (Mining)	14,190	534,679
Compania de Minas Buenaventura S.A. (Mining)	1,683	96,621
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	1,947	94,955
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	1,782	83,433
Empresas ICA S.A.B. de C.V. (Engineering & Construction)	2,409	67,404
Enersis S.A. (Electric)	4,257	84,374
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	3,135	111,637
Gerdau S.A (Iron/Steel)	4,719	146,761
Grupo Aeroportuario del Pacifico SA de CV (Engineering & Construction)	1,155	60,580
Grupo Televisa S.A. (Media)	6,831	169,750
Lan Airlines S.A. (Airlines)	2,937	48,872
Net Servicos de Comunicacao SA (Media)	4,224	67,922
Perdigao S.A. (Food)	1,221	65,934
Petroleo Brasileiro S.A (Oil & Gas)	9,108	757,695
Petroleo Brasileiro S.A. (Oil & Gas)	6,600	631,158
Sadia S.A. (Food)	924	63,054
Telefonos de Mexico SAB de CV (Telmex) (Telecommunications)	4,521	165,333
Tenaris S.A. (Iron/Steel)	3,201	172,214
Tim Participacoes S.A. (Telecommunications)	1,254	58,186
Unibanco - Uniao de Bancos Brasileiros S.A. (Banks)	1,485	234,689
Vivo Participacoes S.A. (Telecommunications)	11,352	66,863
Votorantim Celulose e Papel S.A. (Forest Products & Paper)	1,980	62,073

TOTAL COMMON STOCKS (Cost $6,064,455)		6,217,789

	Principal Amount
Repurchase Agreements (25.0%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $645,084 (Collateralized by $660,000 Federal Home Loan Bank, 4.625%, 10/24/08, market value $661,383)	$645,000	645,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $193,025 (Collateralized by $194,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/15/13, market value $197,234)	193,000	193,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,131,148 (Collateralized by $1,131,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $1,154,150)	1,131,000	1,131,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,969,000)		1,969,000

TOTAL INVESTMENT SECURITIES (Cost $8,033,455)—103.8%		8,186,789
Net other assets (liabilities) — (3.8)%		(302,166)

NET ASSETS — 100.0%		$7,884,623

As of October 31, 2007, all securities in this portfolio were traded on U.S. exchanges.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Latin America 35 ADR Index expiring 11/28/07	$9,533,354	$112,298

UltraLatin America ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Aerospace/Defense	1.2%
Airlines	0.6%
Banks	11.2%
Beverages	3.7%
Building Materials	2.1%
Electric	3.4%
Engineering & Construction	1.7%
Food	1.6%
Forest Products & Paper	1.6%
Iron/Steel	6.1%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraLatin America ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

Media	3.0%
Mining	16.9%
Oil & Gas	17.6%
Telecommunications	7.3%
Water	0.8%
Other**	21.2%

UltraLatin America ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of October 31, 2007:

Brazil	59.3%
Mexico	12.1%
Chile	3.3%
Luxembourg	2.2%
Peru	1.2%
Colombia	0.7%
Other**	21.2%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraJapan ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (106.2%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07,with a repurchase price of $25,092,262 (Collateralized by $24,631,000 of various U.S. Government Agency Obligations, 4.375%-6.625%, 9/13/10-6/27/16, market value $25,592,488)	$25,089,000	$25,089,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $7,526,974 (Collateralized by $7,577,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $7,677,105)	7,526,000	7,526,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $43,835,722 (Collateralized by $43,840,000 of various U.S. Government Agency Obligations, 5.50%-5.625%, 3/15/11-8/22/12, market value $44,707,879)	43,830,000	43,830,000

TOTAL REPURCHASE AGREEMENTS (Cost $76,445,000)		76,445,000

	Contracts
Options Purchased (NM)
Nikkei 225 Futures Put Option 8000 expiring December 2007	1,500	16,095

TOTAL OPTIONS PURCHASED (Cost $37,250)		16,095

TOTAL INVESTMENT SECURITIES (Cost $76,482,250)—106.2%		76,461,095
Net other assets (liabilities) — (6.2)%		(4,435,201)

NET ASSETS — 100.0%		$72,025,894

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring December 2007 (Underlying face amount at value $88,799,500)	1,054	$4,479,296

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 11/28/07	$58,199,704	$496,825

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Bear ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (96.5%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with repurchase price of $11,980,557 (Collateralized by $11,972,000 of various U.S. Treasury Securities, 4.375%-6.25%, 2/15/09-5/15/29, market value $12,218,703)	$11,979,000	$11,979,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with repurchase price of $3,592,465 (Collateralized by $3,617,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/15/13, market value $3,665,065)	3,592,000	3,592,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with repurchase price of $20,934,733 (Collateralized by $20,975,000 of various U.S. Government Agency Obligations, 5.20%-5.50%, 11/20/09-8/22/12, market value $21,350,859)	20,932,000	20,932,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,503,000)		36,503,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option 1975 expiring December 2007	225	1,558

TOTAL OPTIONS PURCHASED (Cost $3,825)		1,558

TOTAL INVESTMENT SECURITIES (Cost $36,506,825)—96.5%		36,504,558
Net other assets (liabilities) — 3.5%		1,333,192

NET ASSETS — 100.0%		$37,837,750

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $3,108,500)	40	$(73,046)
S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $13,211,125)	34	(479,553)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 11/28/07	$(20,815,955)	$(109,235)
Equity Index Swap Agreement based on the S&P 500 Index expiring 11/28/07	(1,117,962)	(5,867)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Short Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (99.5%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $8,096,052 (Collateralized by $7,958,000 of various U.S. Government Agency Obligations, 5.00%-6.25%, 9/12/08-5/15/29, market value $8,258,489)	$8,095,000	$8,095,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $2,427,314 (Collateralized by $2,444,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $2,476,289)	2,427,000	2,427,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $14,149,847 (Collateralized by $14,034,000 of various Federal Farm Credit Bank Securities, 4.75%-5.50%, 5/7/10-7/30/10, market value $14,432,792)	14,148,000	14,148,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,670,000)		24,670,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option 1200 expiring December 2007	90	1,611

TOTAL OPTIONS PURCHASED (Cost $2,655)		1,611

TOTAL INVESTMENT SECURITIES (Cost $24,672,655)—99.5%		24,671,611
Net other assets (liabilities) — 0.5%		118,279

NET ASSETS — 100.0%		$24,789,890

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $6,890,660)	83	$100,194
Futures Contracts Sold
Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $9,547,300)	23	(536,004)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/07	$(11,676,309)	$(87,705)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/07	(10,515,834)	(79,046)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Short NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (98.3%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $4,217,548 (Collateralized by $4,012,000 of various U.S. Government Agency Obligations, 4.625%-6.25%, 10/24/08-5/15/29, market value $4,303,198)	$4,217,000	$4,217,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,264,164 (Collateralized by $1,273,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/15/13, market value $1,290,757)	1,264,000	1,264,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $7,372,962 (Collateralized by $7,252,000 of various U.S. Government Agency Obligations, 5.50%-5.625%, 7/30/10-3/15/11, market value $7,521,097)	7,372,000	7,372,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,853,000)		12,853,000

	Contracts
Options Purchased (NM)
NASDAQ Futures Call Option 2800 expiring December 2007	200	1,096

TOTAL OPTIONS PURCHASED (Cost $2,900)		1,096

TOTAL INVESTMENT SECURITIES (Cost $12,855,900)—98.3%		12,854,096
Net other assets (liabilities) — 1.7%		225,400

NET ASSETS — 100.0%		$13,079,496

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $2,701,200)	60	$108,502
Futures Contracts Sold
NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $3,151,400)	14	(322,868)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 11/28/07	$(9,259,215)	$(145,309)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 11/28/07	(3,336,779)	(53,311)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraBear ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (94.5%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with repurchase price of $32,003,160 (Collateralized by $30,340,000 of various U.S. Treasury Securities, 4.50%-6.625%, 9/12/08-11/15/10, market value $32,642,295)	$31,999,000	$31,999,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with repurchase price of $9,600,243 (Collateralized by $9,664,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/15/13, market value $9,791,860)	9,599,000	9,599,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with repurchase price of $55,911,299 (Collateralized by $56,940,000 of various U.S. Government Agency Obligations, 4.412%*-5.50%, 12/11/07-7/30/10, market value $57,023,738)	55,904,000	55,904,000

TOTAL REPURCHASE AGREEMENTS (Cost $97,502,000)		97,502,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option 1975 expiring December 2007	800	5,540

TOTAL OPTIONS PURCHASED (Cost $13,600)		5,540

TOTAL INVESTMENT SECURITIES (Cost $97,515,600)—94.5%		97,507,540
Net other assets (liabilities) — 5.5%		5,634,390

NET ASSETS — 100.0%		$103,141,930

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

*	Represents the effective yield or interest rate in effect at October 31, 2007.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $46,627,500)	600	$685,008
Futures Contracts Sold
S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $111,128,875)	286	(4,033,887)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 11/28/07	$(638,513)	$(3,357)
Equity Index Swap Agreement based on the S&P 500 Index expiring 11/28/07	(139,635,131)	(732,759)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund	October 31, 2007
(unaudited)

	Principal Amount	Value
Repurchase Agreements (96.8%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $6,232,810 (Collateralized by $6,040,000 of various U.S. Government Agency Obligations, 5.00%-6.25%, 9/12/08-5/15/29, market value $6,357,959)	$6,232,000	$6,232,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,868,242 (Collateralized by $1,882,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $1,906,864)	1,868,000	1,868,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $10,894,422 (Collateralized by $10,840,000 of various Federal Farm Credit Bank Securities, 5.25%-5.50%, 8/3/09-7/30/10, market value $11,113,112)	10,893,000	10,893,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,993,000)		18,993,000

	Contracts
Options Purchased (NM)
S&P MidCap 400 Futures Call Option 1300 expiring December 2007	60	420

TOTAL OPTIONS PURCHASED (Cost $1,020)		420

TOTAL INVESTMENT SECURITIES (Cost $18,994,020)—96.8%		18,993,420
Net other assets (liabilities) — 3.2%		628,870

NET ASSETS — 100.0%		$19,622,290

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring December 2007 (Underlying face amount at value $6,295,560)	69	$11,842
S&P MidCap 400 Futures Contract expiring December 2007 (Underlying face amount at value $11,861,200)	26	(579,917)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 11/28/07	$(12,839,670)	$(139,613)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 11/28/07	(8,227,054)	(88,087)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraShort Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (98.1%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $71,131,246 (Collateralized by $72,412,000 of various U.S Government Agency Obligations, 3.625%-5.75%, 9/15/08-6/27/16, market value $72,545,924)	$71,122,000	$71,122,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $21,338,762 (Collateralized by $21,493,000 of various U.S Government Agency Obligations, 6.00%, 8/15/12-8/20/12, market value $21,765,524)	21,336,000	21,336,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $124,261,221 (Collateralized by $126,357,000 of various U.S Government Agency Obligations, 4.417%*-5.625%, 12/31/07-2/22/12, market value $126,730,704)	124,245,000	124,245,000

TOTAL REPURCHASE AGREEMENTS (Cost $216,703,000)		216,703,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option 1200 expiring December 2007	800	14,320

TOTAL OPTIONS PURCHASED (Cost $23,600)		14,320

TOTAL INVESTMENT SECURITIES (Cost $216,726,600)—98.1%		216,717,320
Net other assets (liabilities) — 1.9%		4,265,399

NET ASSETS — 100.0%		$220,982,719

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

*	Represents the effective yield or interest rate in effect at October 31, 2007.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $127,518,720)	1,536	$1,299,363
Futures Contracts Sold
Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $275,211,300)	663	(15,450,884)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/07	$(236,177,204)	$(1,774,013)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/07	(59,419,177)	(446,647)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraShort Dow 30 ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (89.0%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $4,922,640 (Collateralized by $4,616,000 of various U.S. Government Agency Obligations, 5.75%-6.25%, 6/27/16-5/15/29, market value $5,022,019)	$4,922,000	$4,922,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,476,191 (Collateralized by $1,487,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $1,506,646)	1,476,000	1,476,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $8,605,123 (Collateralized by $8,456,000 of various U.S. Government Agency Obligations, 5.20%-5.625%, 11/20/09-3/15/11, market value $8,777,035)	8,604,000	8,604,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,002,000)		15,002,000

	Contracts
Options Purchased (NM)
E-Mini Dow Jones Futures Call Option 19000 expiring December 2007	590	1,635

TOTAL OPTIONS PURCHASED (Cost $5,015)		1,635

TOTAL INVESTMENT SECURITIES (Cost $15,007,015)—89.0%		15,003,635
Net other assets (liabilities) — 11.0%		1,857,380

NET ASSETS — 100.0%		$16,861,015

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring December 2007 (Underlying face amount at value $19,259,280)	276	$17,232

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 11/28/07	$(14,452,735)	$(53,944)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraShort NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (92.7%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $30,499,964 (Collateralized by $28,712,000 of various U.S. Government Agency Obligations, 5.00%-6.625%, 9/12/08-5/15/29, market value $31,107,496)	$30,496,000	$30,496,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $9,148,184 (Collateralized by $9,210,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $9,331,680)	9,147,000	9,147,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $53,284,956 (Collateralized by $53,900,000 of various U.S. Government Agency Obligations, 4.412%*-5.625%, 12/11/07-8/22/12, market value $54,344,524)	53,278,000	53,278,000

TOTAL REPURCHASE AGREEMENTS (Cost $92,921,000)		92,921,000

	Contracts
Options Purchased (NM)
NASDAQ Futures Call Option 2800 expiring December 2007	1,195	6,549

TOTAL OPTIONS PURCHASED (Cost $17,328)		6,549

TOTAL INVESTMENT SECURITIES (Cost $92,938,328)—92.7%		92,927,549
Net other assets (liabilities) — 7.3%		7,367,230

NET ASSETS — 100.0%		$100,294,779

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

*	Represents the effective yield or interest rate in effect at October 31, 2007.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $1,575,700)	35	$(630)
NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $27,687,300)	123	(2,840,009)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 11/28/07	$(118,449,049)	$(1,858,874)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 11/28/07	(52,638,527)	(828,705)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraShort International ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (100.3%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $6,805,885 (Collateralized by $6,525,000 Federal Home Loan Mortgage Corp., 5.75%, 6/27/16, market value $6,941,984)	$6,805,000	$6,805,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $2,041,264 (Collateralized by $2,056,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $2,083,163)	2,041,000	2,041,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $11,890,552 (Collateralized by $11,636,000 Federal Home Loan Mortgage Corp., 5.625%, 3/15/11, market value $12,128,057)	11,889,000	11,889,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,735,000)		20,735,000

TOTAL INVESTMENT SECURITIES (Cost $20,735,000)—100.3%		20,735,000
Net other assets (liabilities) — (0.3)%		(65,300)

NET ASSETS — 100.0%		$20,669,700

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 11/28/07	$(41,522,263)	$(124,287)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraShort Emerging Markets ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (90.5%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $13,104,703 (Collateralized by $13,175,000 of various Federal Home Loan Bank Securities, 4.50%-5.00%, 9/12/08-6/22/10, market value $13,371,379)	$13,103,000	$13,103,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $3,931,509 (Collateralized by $3,958,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $4,010,292)	3,931,000	3,931,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $22,895,989 (Collateralized by $22,888,000 of various Federal Farm Credit Bank Securities, 4.75%-5.00%, 10/23/09-5/7/10, market value $23,351,861)	22,893,000	22,893,000

TOTAL REPURCHASE AGREEMENTS (Cost $39,927,000)		39,927,000

TOTAL INVESTMENT SECURITIES (Cost $39,927,000)—90.5%		39,927,000
Net other assets (liabilities) — 9.5%		4,183,334

NET ASSETS — 100.0%		$44,110,334

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index expiring 11/28/07	$(88,490,454)	$(191,480)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraShort Latin America ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (140.7%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $102,013 (Collateralized by $102,000 U.S. Treasury Notes, 4.50%, 2/15/09, market value $103,599)	$102,000	$102,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $30,004 (Collateralized by $30,000 Federal Home Loan Mortgage Corp., 6.00%, 8/15/13, market value $30,684)	30,000	30,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $182,024 (Collateralized by $182,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $185,725)	182,000	182,000

TOTAL REPURCHASE AGREEMENTS (Cost $314,000)		314,000

TOTAL INVESTMENT SECURITIES (Cost $314,000)—140.7%		314,000
Net other assets (liabilities) — (40.7)%		(90,834)

NET ASSETS — 100.0%		$223,166

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Latin America 35 ADR Index expiring 11/28/07	$(444,966)	$(829)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS UltraShort Japan ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (60.6%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $5,100,663 (Collateralized by $5,155,000 of various Federal Home Loan Bank Securities, 4.625%-5.00%, 9/12/08-10/24/08, market value $5,207,073)	$5,100,000	$5,100,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,529,198 (Collateralized by $1,540,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/15/13, market value $1,560,614)	1,529,000	1,529,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $8,912,163 (Collateralized by $8,856,000 of various Federal Farm Credit Bank Securities, 5.25%-5.50%, 8/3/09-7/30/10, market value $9,090,500)	8,911,000	8,911,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,540,000)		15,540,000

	Contracts
Options Purchased (NM)
Nikkei 225 Futures Call Option 24000 expiring December 2007	600	4,299

TOTAL OPTIONS PURCHASED (Cost $9,900)		4,299

TOTAL INVESTMENT SECURITIES (Cost $15,549,900)—60.6%		15,544,299
Net other assets (liabilities) — 39.4%		10,117,635

NET ASSETS — 100.0%		$25,661,934

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Nikkei 225 Futures Contract expiring December 2007 (Underlying face amount at value $48,359,500)	574	$(177,902)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 11/28/07	$(1,423,905)	$(12,194)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Banks UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (73.8%)
Alabama National BanCorp (Banks)	54	$4,256
Amcore Financial, Inc. (Banks)	54	1,280
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	54	1,328
Associated Banc-Corp (Banks)	324	9,351
Astoria Financial Corp. (Savings & Loans)	243	6,316
BancorpSouth, Inc. (Banks)	216	5,240
Bank of America Corp. (Banks)	12,204	589,209
Bank of Hawaii Corp. (Banks)	135	7,177
BB&T Corp. (Banks)	1,485	54,900
BOK Financial Corp. (Banks)	54	2,945
Cathay Bancorp, Inc. (Banks)	108	3,345
Chittenden Corp. (Banks)	135	4,809
Citigroup, Inc. (Diversified Financial Services)	13,500	565,650
Citizens Republic Bancorp, Inc. (Banks)	216	3,288
City National Corp. (Banks)	108	7,301
Comerica, Inc. (Banks)	405	18,905
Commerce Bancorp, Inc. (Banks)	513	20,905
Commerce Bancshares, Inc. (Banks)	189	8,915
Cullen/Frost Bankers, Inc. (Banks)	162	8,615
Dime Community Bancshares, Inc. (Savings & Loans)	81	1,166
Downey Financial Corp. (Savings & Loans)	54	2,199
East West Bancorp, Inc. (Banks)	162	5,466
F.N.B. Corp. (Banks)	162	2,692
Fifth Third Bancorp (Banks)	1,323	41,383
First BanCorp (Banks)	216	1,899
First Community Bancorp (Banks)	81	3,945
First Horizon National Corp. (Banks)	351	9,154
First Midwest Bancorp, Inc. (Banks)	135	4,547
First Niagara Financial Group, Inc. (Savings & Loans)	297	3,920
FirstFed Financial Corp.* (Savings & Loans)	27	1,155
FirstMerit Corp. (Banks)	216	4,579
Frontier Financial Corp. (Banks)	108	2,397
Fulton Financial Corp. (Banks)	459	6,017
Hancock Holding Co. (Banks)	81	3,080
Hudson City Bancorp, Inc. (Savings & Loans)	1,323	20,718
Huntington Bancshares, Inc. (Banks)	999	17,892
IndyMac Bancorp, Inc. (Diversified Financial Services)	189	2,536
International Bancshares Corp. (Banks)	135	2,951
J.P. Morgan Chase & Co. (Diversified Financial Services)	9,180	431,460
KeyCorp (Banks)	999	28,422
Lazard, Ltd. - Class AADR (Diversified Financial Services)	135	6,777
M&T Bank Corp. (Banks)	216	21,488
Marshall & Ilsley Corp. (Banks)	648	27,670
National City Corp. (Banks)	1,539	37,321
New York Community Bancorp (Savings & Loans)	783	14,572
NewAlliance Bancshares, Inc. (Savings & Loans)	297	4,155
Northern Trust Corp. (Banks)	540	40,613
Old National Bancorp (Banks)	189	3,158
Pacific Capital Bancorp (Banks)	135	2,799
Park National Corp. (Banks)	27	2,140
People’s United Financial, Inc. (Banks)	351	6,241
PFF Bancorp, Inc. (Savings & Loans)	54	575
PNC Financial Services Group (Banks)	918	66,243
Popular, Inc. (Banks)	702	7,406
Prosperity Bancshares, Inc. (Banks)	108	3,491
Provident Bankshares Corp. (Banks)	81	1,998
Provident Financial Services, Inc. (Savings & Loans)	162	2,566
Regions Financial Corp. (Banks)	1,917	51,989
South Financial Group, Inc. (Banks)	189	3,905
Sovereign Bancorp, Inc. (Savings & Loans)	891	12,857
Sterling Bancshares, Inc. (Banks)	189	2,306
Sterling Financial Corp. (Savings & Loans)	135	3,038
SunTrust Banks, Inc. (Banks)	945	68,607
Susquehanna Bancshares, Inc. (Banks)	135	2,723
SVB Financial Group* (Banks)	81	4,195
Synovus Financial Corp. (Banks)	756	19,928
TCF Financial Corp. (Banks)	324	7,377
The Colonial BancGroup, Inc. (Banks)	405	7,768
TrustCo Bank Corp. NY (Banks)	189	1,992
Trustmark Corp. (Banks)	135	3,644
U.S. Bancorp (Banks)	4,671	154,890
UCBH Holdings, Inc. (Banks)	270	4,609
Umpqua Holdings Corp. (Banks)	162	2,743
UnionBanCal Corp. (Banks)	135	7,291
United Bankshares, Inc. (Banks)	108	3,272
United Community Banks, Inc. (Banks)	135	2,989
Valley National Bancorp (Banks)	324	6,636
W Holding Co., Inc. (Banks)	351	737
Wachovia Corp. (Banks)	4,373	199,977
Washington Federal, Inc. (Savings & Loans)	243	5,871
Washington Mutual, Inc. (Savings & Loans)	2,349	65,490
Webster Financial Corp. (Banks)	135	4,892
Wells Fargo & Co. (Banks)	8,667	294,765
Westamerica Bancorp (Banks)	81	3,894
Whitney Holding Corp. (Banks)	189	4,850
Wilmington Trust Corp. (Banks)	189	6,874
Wintrust Financial Corp. (Banks)	54	1,984
Zions Bancorp (Banks)	297	17,556

TOTAL COMMON STOCKS (Cost $2,813,159)		3,150,175

	Principal Amount
Repurchase Agreements (25.2%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $353,046 (Collateralized by $353,000 U.S. Treasury Notes, 4.50%, 2/15/09, market value $358,532)	$353,000	353,000

See accompanying notes to the Schedules of Portfolio Investments.

Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $105,014 (Collateralized by $105,000 Federal Home Loan Mortgage Corp., 6.00%, 8/15/13, market value $107,393)	105,000	105,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $618,081 (Collateralized by $618,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $630,650)	618,000	618,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,076,000)		1,076,000

TOTAL INVESTMENT SECURITIES (Cost $3,889,159)—99.0%		4,226,175
Net other assets (liabilities) — 1.0%		43,119

NET ASSETS — 100.0%		$4,269,294

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 11/26/07	$3,219,571	$32,240

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Banks	46.9%
Diversified Financial Services	23.6%
Savings & Loans	3.3%
Other**	26.2%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Basic Materials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (74.6%)
AbitibiBowater, Inc.* (Forest Products & Paper)	2,397	$82,121
Air Products & Chemicals, Inc. (Chemicals)	16,244	1,589,475
Airgas, Inc. (Chemicals)	5,502	277,686
AK Steel Holding Corp.* (Iron/Steel)	8,646	433,424
Albemarle Corp. (Chemicals)	6,026	287,802
Alcoa, Inc. (Mining)	70,478	2,790,224
Allegheny Technologies, Inc. (Iron/Steel)	7,598	776,288
Alpha Natural Resources, Inc.* (Coal)	5,240	143,786
Arch Coal, Inc. (Coal)	11,528	472,648
Ashland, Inc. (Chemicals)	4,454	261,539
Avery Dennison Corp. (Household Products/Wares)	7,598	439,924
Cabot Corp. (Chemicals)	4,978	174,280
Cambrex Corp. (Biotechnology)	2,358	26,858
Carpenter Technology Corp. (Iron/Steel)	2,096	303,731
Celanese Corp. - Series A (Chemicals)	11,790	494,708
CF Industries Holdings, Inc. (Chemicals)	3,930	345,447
Chemtura Corp. (Chemicals)	19,126	178,254
Cleveland-Cliffs, Inc. (Iron/Steel)	3,406	325,784
Coeur d’Alene Mines Corp.* (Mining)	22,270	87,966
Commercial Metals Co. (Metal Fabricate/Hardware)	9,432	295,976
CONSOL Energy, Inc. (Coal)	14,672	828,968
Cytec Industries, Inc. (Chemicals)	3,406	227,214
Domtar Corp.* (Forest Products & Paper)	36,942	316,962
Du Pont (Chemicals)	73,360	3,632,054
Eastman Chemical Co. (Chemicals)	6,812	453,611
Ecolab, Inc. (Chemicals)	14,148	667,361
Ferro Corp. (Chemicals)	3,406	70,572
FMC Corp. (Chemicals)	5,764	331,430
Foundation Coal Holdings, Inc. (Coal)	3,668	156,697
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	30,392	3,576,531
Fuller (H.B.) Co. (Chemicals)	4,716	138,792
Georgia Gulf Corp. (Chemicals)	2,620	31,702
Hercules, Inc. (Chemicals)	9,170	172,488
Huntsman Corp. (Chemicals)	7,074	186,400
International Coal Group, Inc.* (Coal)	9,694	52,154
International Flavors & Fragrances, Inc. (Chemicals)	6,550	341,975
International Paper Co. (Forest Products & Paper)	34,322	1,268,541
Kaiser Aluminum Corp. (Mining)	1,048	79,417
Lubrizol Corp. (Chemicals)	5,502	373,476
Lyondell Chemical Co. (Chemicals)	18,340	870,233
Massey Energy Co. (Coal)	6,026	190,904
Meridian Gold, Inc.ADR* (Mining)	8,122	332,677
Minerals Technologies, Inc. (Chemicals)	1,572	110,386
Monsanto Co. (Agriculture)	43,230	4,220,545
Neenah Paper, Inc. (Forest Products & Paper)	1,048	35,632
Newmont Mining Corp. (Mining)	33,798	1,718,966
Nucor Corp. (Iron/Steel)	21,746	1,348,687
Olin Corp. (Chemicals)	5,240	119,367
OM Group, Inc.* (Chemicals)	2,358	124,927
Peabody Energy Corp. (Coal)	20,960	1,168,520
PPG Industries, Inc. (Chemicals)	13,100	979,094
Praxair, Inc. (Chemicals)	25,676	2,194,784
Reliance Steel & Aluminum Co. (Iron/Steel)	4,978	290,466
Rohm & Haas Co. (Chemicals)	13,362	693,221
RPM, Inc. (Chemicals)	9,694	207,742
RTI International Metals, Inc.* (Mining)	1,834	143,382
Schulman (A.), Inc. (Chemicals)	1,834	43,301
Sensient Technologies Corp. (Chemicals)	3,668	109,636
Sigma-Aldrich Corp. (Chemicals)	8,908	460,276
Southern Copper Corp. (Mining)	5,764	805,231
Steel Dynamics, Inc. (Iron/Steel)	7,336	390,422
Stillwater Mining Co.* (Mining)	3,406	37,909
Terra Industries, Inc.* (Chemicals)	7,336	270,625
The Dow Chemical Co. (Chemicals)	76,766	3,457,541
The Mosaic Co.* (Chemicals)	11,790	822,942
Titanium Metals Corp.* (Mining)	7,074	249,005
Tredegar Corp. (Miscellaneous Manufacturing)	2,358	41,076
United States Steel Corp. (Iron/Steel)	9,432	1,017,713
USEC, Inc.* (Mining)	8,646	76,085
Valspar Corp. (Chemicals)	7,598	190,178
W.R. Grace & Co.* (Chemicals)	4,716	139,594
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,192	41,962
Weyerhaeuser Co. (Forest Products & Paper)	17,292	1,312,636
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,502	137,550

TOTAL COMMON STOCKS (Cost $35,496,398)		47,047,481

	Principal Amount
Repurchase Agreements (23.5%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07,with a repurchase price of $4,856,631 (Collateralized by $4,539,000 of various U.S. Government Agency Obligations, 5.75%-6.25%, 6/27/16-5/15/29, market value $4,953,953)	$4,856,000	4,856,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07,with a repurchase price of $1,457,189 (Collateralized by $1,467,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $1,486,382)	1,457,000	1,457,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 4.70%, 11/1/07+, dated 10/31/07,with a repurchase price of $8,487,108 (Collateralized by $8,345,000 of various U.S Government Agency Obligations, 5.20%-5.625%,11/20/09-3/15/11, market value $8,656,774)	8,486,000	8,486,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,799,000)		14,799,000

TOTAL INVESTMENT SECURITIES (Cost $50,295,398)—98.1%		61,846,481
Net other assets (liabilities) — 1.9%		1,178,215

NET ASSETS — 100.0%		$63,024,696

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index expiring 11/26/07	$46,983,649	$1,843,850

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Agriculture	6.7%
Biotechnology	NM
Chemicals	33.5%
Coal	4.7%
Forest Products & Paper	4.9%
Household Products/Wares	0.7%
Iron/Steel	7.7%
Metal Fabricate/Hardware	0.7%
Mining	15.6%
Miscellaneous Manufacturing	0.1%
Other**	25.4%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Biotechnology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (73.2%)
Affymetrix, Inc.* (Biotechnology)	5,902	$150,265
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,178	243,117
Amgen, Inc.* (Biotechnology)	94,205	5,474,253
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	11,350	510,977
Applera Corp.-Celera Genomics Group* (Biotechnology)	6,810	111,071
Biogen Idec, Inc.* (Biotechnology)	20,243	1,506,889
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	8,399	232,904
Celgene Corp.* (Biotechnology)	32,915	2,172,390
Charles River Laboratories International, Inc.* (Biotechnology)	5,902	342,316
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,767	111,548
CV Therapeutics, Inc.* (Pharmaceuticals)	4,767	48,814
Enzo Biochem, Inc.* (Biotechnology)	3,178	38,486
Enzon Pharmaceuticals, Inc.* (Biotechnology)	3,859	36,776
Gen-Probe, Inc.* (Healthcare - Products)	4,540	317,891
Genentech, Inc.* (Biotechnology)	40,179	2,978,469
Genzyme Corp.* (Biotechnology)	19,300	1,466,221
Gilead Sciences, Inc.* (Pharmaceuticals)	80,812	3,732,706
Human Genome Sciences, Inc.* (Biotechnology)	11,577	109,518
Illumina, Inc.* (Biotechnology)	4,540	254,921
ImClone Systems, Inc.* (Pharmaceuticals)	5,221	225,286
Incyte Genomics, Inc.* (Biotechnology)	6,583	57,009
InterMune, Inc.* (Biotechnology)	2,270	45,218
Invitrogen Corp.* (Biotechnology)	4,086	371,295
Medarex, Inc.* (Pharmaceuticals)	10,896	130,207
Millennium Pharmaceuticals, Inc.* (Biotechnology)	27,694	327,343
Myriad Genetics, Inc.* (Biotechnology)	3,632	201,068
Nektar Therapeutics* (Biotechnology)	7,945	47,511
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	3,178	29,396
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	4,767	222,667
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,994	207,601
PDL BioPharma, Inc.* (Biotechnology)	10,215	216,558
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,448	119,856
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,540	63,923
Techne Corp.* (Healthcare - Products)	3,178	207,333
United Therapeutics Corp.* (Pharmaceuticals)	1,589	108,751
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,350	367,059

TOTAL COMMON STOCKS (Cost $14,974,900)		22,787,613

	Principal Amount
Repurchase Agreements (25.7%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07,with a repurchase price of $2,623,341 (Collateralized by $2,307,000 Federal National Mortgage Association, 6.25%, 5/15/29, market value $2,676,396)	$2,623,000	2,623,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07,with a repurchase price of $786,102 (Collateralized by $792,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $802,464)	786,000	786,000
UBS, 4.70%, 11/1/07+, dated 10/31/07,with a repurchase price of $4,585,599 (Collateralized by $4,568,000 of various U.S. Government Agency Obligations, 5.20%-5.50%, 11/20/09-7/30/10, market value $4,678,019)	4,585,000	4,585,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,994,000)		7,994,000

TOTAL INVESTMENT SECURITIES (Cost $22,968,900)—98.9%		30,781,613
Net other assets (liabilities) — 1.1%		339,006

NET ASSETS — 100.0%		$31,120,619

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 11/26/07	$23,415,392	$22,015

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Biotechnology	53.7%
Healthcare - Products	1.7%
Pharmaceuticals	17.8%
Other**	26.8%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Consumer Goods UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (74.4%)
Acco Brands Corp.* (Household Products/Wares)	285	$6,110
Activision, Inc.* (Software)	1,653	39,093
Alberto-Culver Co. (Cosmetics/Personal Care)	513	13,333
Altria Group, Inc. (Agriculture)	12,198	889,600
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	285	7,826
Anheuser-Busch Cos., Inc. (Beverages)	4,332	222,145
Archer-Daniels-Midland Co. (Agriculture)	3,420	122,368
ArvinMeritor, Inc. (Auto Parts & Equipment)	399	5,917
Avon Products, Inc. (Cosmetics/Personal Care)	2,508	102,778
Beazer Homes USA, Inc. (Home Builders)	228	2,560
Black & Decker Corp. (Hand/Machine Tools)	399	35,874
Blyth, Inc. (Household Products/Wares)	171	3,264
BorgWarner, Inc. (Auto Parts & Equipment)	342	36,153
Briggs & Stratton Corp. (Machinery-Diversified)	285	6,415
Brown-Forman Corp. (Beverages)	285	21,084
Brunswick Corp. (Leisure Time)	513	11,445
Bunge, Ltd.ADR (Agriculture)	684	78,790
Callaway Golf Co. (Leisure Time)	399	6,911
Campbell Soup Co. (Food)	1,425	52,697
Carter’s, Inc.* (Apparel)	285	6,293
Centex Corp. (Home Builders)	684	17,141
Champion Enterprises, Inc.* (Home Builders)	456	5,408
Chiquita Brands International, Inc.* (Food)	228	4,275
Church & Dwight, Inc. (Household Products/Wares)	399	18,877
Clorox Co. (Household Products/Wares)	798	49,931
Coach, Inc.* (Apparel)	2,166	79,189
Coca-Cola Co. (Beverages)	12,369	763,909
Coca-Cola Enterprises, Inc. (Beverages)	1,653	42,664
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,021	230,412
ConAgra Foods, Inc. (Food)	2,850	67,630
Constellation Brands, Inc.* (Beverages)	1,140	28,637
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	342	7,620
Corn Products International, Inc. (Food)	456	19,398
Crocs, Inc.* (Apparel)	456	34,086
D.R. Horton, Inc. (Home Builders)	1,596	20,253
Dean Foods Co. (Food)	741	20,578
Del Monte Foods Co. (Food)	1,140	11,788
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,653	47,375
Electronic Arts, Inc.* (Software)	1,824	111,483
Energizer Holdings, Inc.* (Electrical Components & Equipment)	342	35,671
Ethan Allen Interiors, Inc. (Home Furnishings)	171	5,277
Fleetwood Enterprises, Inc.* (Home Builders)	399	3,591
Flowers Foods, Inc. (Food)	513	11,255
Ford Motor Co.* (Auto Manufacturers)	11,685	103,646
Fossil, Inc.* (Household Products/Wares)	285	10,705
Furniture Brands International, Inc. (Home Furnishings)	285	3,434
Garmin, Ltd.ADR (Electronics)	741	79,583
General Mills, Inc. (Food)	1,881	108,590
General Motors Corp. (Auto Manufacturers)	2,850	111,691
Gentex Corp. (Electronics)	855	17,767
Genuine Parts Co. (Distribution/Wholesale)	969	47,549
Hanesbrands, Inc.* (Apparel)	570	17,693
Hansen Natural Corp.* (Beverages)	399	27,132
Harley-Davidson, Inc. (Leisure Time)	1,482	76,323
Harman International Industries, Inc. (Home Furnishings)	399	33,596
Hasbro, Inc. (Toys/Games/Hobbies)	855	25,522
Heinz (H.J.) Co. (Food)	1,767	82,660
Herbalife, Ltd.ADR (Pharmaceuticals)	285	12,566
Herman Miller, Inc. (Office Furnishings)	342	9,309
HNI Corp. (Office Furnishings)	228	9,886
Hormel Foods Corp. (Food)	456	16,635
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	285	3,240
Interface, Inc. - Class A (Office Furnishings)	342	6,542
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	171	4,532
Jarden Corp.* (Household Products/Wares)	399	14,172
JM Smucker Co. (Food)	342	18,273
Johnson Controls, Inc. (Auto Parts & Equipment)	3,420	149,522
Jones Apparel Group, Inc. (Apparel)	627	13,129
KB Home (Home Builders)	456	12,604
Kellogg Co. (Food)	1,425	75,226
Kellwood Co. (Apparel)	114	1,889
Kimberly-Clark Corp. (Household Products/Wares)	2,451	173,751
Kraft Foods, Inc. (Food)	9,177	306,604
La-Z-Boy, Inc. (Home Furnishings)	285	2,249
Lancaster Colony Corp. (Miscellaneous Manufacturing)	171	6,869
Lear Corp.* (Auto Parts & Equipment)	399	14,176
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,026	19,935
Lennar Corp. - Class A (Home Builders)	741	16,932
Lennar Corp. - Class B (Home Builders)	57	1,214
Liz Claiborne, Inc. (Apparel)	570	16,228
Loews Corp. - Carolina Group (Agriculture)	627	53,784
M.D.C. Holdings, Inc. (Home Builders)	228	9,236

See accompanying notes to the Schedules of Portfolio Investments.

Martek Biosciences Corp.* (Biotechnology)	171	5,224
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	285	7,051
Mattel, Inc. (Toys/Games/Hobbies)	2,280	47,629
McCormick & Co., Inc. (Food)	627	21,964
Meritage Homes Corp.* (Home Builders)	114	1,834
Modine Manufacturing Co. (Auto Parts & Equipment)	171	3,977
Mohawk Industries, Inc.* (Textiles)	342	29,186
Molson Coors Brewing Co. - Class B (Beverages)	912	52,194
Monaco Coach Corp. (Home Builders)	171	1,984
NBTY, Inc.* (Pharmaceuticals)	342	12,175
Newell Rubbermaid, Inc. (Housewares)	1,596	46,539
NIKE, Inc. - Class B (Apparel)	2,052	135,966
Nu Skin Enterprises, Inc. (Retail)	285	4,922
Nutri/System, Inc.* (Commercial Services)	171	5,147
NVR, Inc.* (Home Builders)	57	27,118
Oakley, Inc.* (Healthcare - Products)	171	5,002
PepsiAmericas, Inc. (Beverages)	399	14,252
PepsiCo, Inc. (Beverages)	9,405	693,337
Phillips-Van Heusen Corp. (Apparel)	342	16,348
Pilgrim’s Pride Corp. (Food)	228	6,772
Polaris Industries, Inc. (Leisure Time)	228	11,213
Pool Corp. (Distribution/Wholesale)	285	6,720
Procter & Gamble Co. (Cosmetics/Personal Care)	18,126	1,260,120
Pulte Homes, Inc. (Home Builders)	1,197	17,763
Quiksilver, Inc.* (Apparel)	741	10,004
Ralcorp Holdings, Inc.* (Food)	171	9,627
Reynolds American, Inc. (Agriculture)	969	62,433
Sara Lee Corp. (Food)	4,218	69,766
Select Comfort Corp.* (Retail)	285	3,258
Smithfield Foods, Inc.* (Food)	741	21,244
Snap-on, Inc. (Hand/Machine Tools)	342	17,069
Standard Pacific Corp. (Home Builders)	399	1,915
Steelcase, Inc. - Class A (Office Furnishings)	342	6,112
Superior Industries International, Inc. (Auto Parts & Equipment)	114	2,304
Take-Two Interactive Software, Inc.* (Software)	399	7,493
Tempur-Pedic International, Inc. (Home Furnishings)	456	16,416
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	627	27,525
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,197	36,090
The Hain Celestial Group, Inc.* (Food)	228	7,994
The Hershey Co. (Food)	912	39,316
The Nautilus Group, Inc. (Leisure Time)	171	1,100
The Pepsi Bottling Group, Inc. (Beverages)	798	34,378
The Ryland Group, Inc. (Home Builders)	228	6,482
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	228	10,463
The Stanley Works (Hand/Machine Tools)	456	26,243
The Timberland Co. - Class A* (Apparel)	285	5,560
Thor Industries, Inc. (Home Builders)	228	10,944
THQ, Inc.* (Software)	399	10,809
Toll Brothers, Inc.* (Home Builders)	798	18,282
Tootsie Roll Industries, Inc. (Food)	114	2,938
TreeHouse Foods, Inc.* (Food)	171	4,771
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	285	8,462
Tupperware Corp. (Household Products/Wares)	342	12,346
Tyson Foods, Inc. - Class A (Food)	1,653	26,117
Under Armour, Inc. - Class A* (Retail)	171	10,645
Universal Corp. (Agriculture)	171	8,335
UST, Inc. (Agriculture)	912	48,628
V. F. Corp. (Apparel)	513	44,698
Visteon Corp.* (Auto Parts & Equipment)	741	4,705
WABCO Holdings, Inc. (Auto Parts & Equipment)	342	17,380
WCI Communities, Inc.* (Home Builders)	171	934
WD-40 Co. (Household Products/Wares)	114	4,514
Weight Watchers International, Inc. (Commercial Services)	228	11,683
Whirlpool Corp. (Home Furnishings)	456	36,106
Winnebago Industries, Inc. (Home Builders)	171	4,408
Wolverine World Wide, Inc. (Apparel)	285	7,307
Wrigley (WM.) Jr. Co. (Food)	1,254	77,334

TOTAL COMMON STOCKS (Cost $7,748,386)		8,250,073

	Principal Amount
Repurchase Agreements (25.2%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07,with a repurchase price of $915,119 (Collateralized by $935,000 Federal Home Loan Bank, 4.625%, 10/24/08, market value $936,959)	$915,000	915,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07,with a repurchase price of $274,036 (Collateralized by $277,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $280,660)	274,000	274,000
See accompanying notes to the Schedules of Portfolio Investments.

UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,602,209 (Collateralized by $1,602,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $1,634,791)	1,602,000	1,602,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,791,000)		2,791,000

TOTAL INVESTMENT SECURITIES (Cost $10,539,386)—99.6%		11,041,073
Net other assets (liabilities) — 0.4%		39,921

NET ASSETS — 100.0%		$11,080,994

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Goods Index expiring 11/26/07	$8,241,663	$41,714

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Agriculture	11.4%
Apparel	3.5%
Auto Manufacturers	1.9%
Auto Parts & Equipment	2.7%
Beverages	17.2%
Biotechnology	NM
Commercial Services	0.1%
Cosmetics/Personal Care	14.7%
Distribution/Wholesale	0.5%
Electrical Components & Equipment	0.3%
Electronics	0.9%
Food	9.9%
Hand/Machine Tools	0.7%
Healthcare - Products	NM
Home Builders	1.6%
Home Furnishings	0.7%
Household Products/Wares	2.8%
Housewares	0.4%
Leisure Time	1.0%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	0.7%
Office Furnishings	0.4%
Pharmaceuticals	0.2%
Retail	0.1%
Software	1.6%
Textiles	0.3%
Toys/Games/Hobbies	0.7%
Other**	25.6%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (75.0%)
Abercrombie & Fitch Co. - Class A (Retail)	25	$1,980
Advance Auto Parts, Inc. (Retail)	30	1,024
Aeropostale, Inc.* (Retail)	25	573
AirTran Holdings, Inc.* (Airlines)	30	312
Alaska Air Group, Inc.* (Airlines)	10	254
Amazon.com, Inc.* (Internet)	90	8,023
American Eagle Outfitters, Inc. (Retail)	60	1,427
American Greetings Corp. - Class A (Household Products/Wares)	15	395
AmerisourceBergen Corp. (Pharmaceuticals)	55	2,591
AMR Corp.* (Airlines)	70	1,680
AnnTaylor Stores Corp.* (Retail)	20	620
Apollo Group, Inc. - Class A* (Commercial Services)	45	3,567
Applebee’s International, Inc. (Retail)	25	634
Arbitron, Inc. (Commercial Services)	10	506
AutoNation, Inc.* (Retail)	45	796
AutoZone, Inc.* (Retail)	15	1,866
Avid Technology, Inc.* (Software)	15	441
Avis Budget Group, Inc.* (Commercial Services)	30	626
Bally Technologies, Inc.* (Entertainment)	15	605
Barnes & Noble, Inc. (Retail)	15	580
Bed Bath & Beyond, Inc.* (Retail)	85	2,885
Belo Corp. - Class A (Media)	25	463
Best Buy Co., Inc. (Retail)	120	5,822
Big Lots, Inc.* (Retail)	35	839
BJ’s Wholesale Club, Inc.* (Retail)	20	718
Bob Evans Farms, Inc. (Retail)	10	282
Boyd Gaming Corp. (Lodging)	20	836
Brinker International, Inc. (Retail)	30	762
Brown Shoe Co., Inc. (Retail)	15	306
Cablevision Systems Corp. - Class A* (Media)	70	2,053
Cardinal Health, Inc. (Pharmaceuticals)	110	7,483
Career Education Corp.* (Commercial Services)	30	1,072
Carmax, Inc.* (Retail)	65	1,357
Carnival Corp. - Class AADR (Leisure Time)	130	6,237
Casey’s General Stores, Inc. (Retail)	15	428
CBRL Group, Inc. (Retail)	10	399
CBS Corp. - Class B (Media)	180	5,166
Charming Shoppes, Inc.* (Retail)	40	297
Charter Communications, Inc. - Class A* (Media)	115	238
Cheesecake Factory, Inc.* (Retail)	20	449
Chemed Corp. (Commercial Services)	5	287
Chico’s FAS, Inc.* (Retail)	55	723
Choice Hotels International, Inc. (Lodging)	10	387
Circuit City Stores, Inc. (Retail)	50	397
Clear Channel Communications, Inc. (Media)	140	5,288
CNET Networks, Inc.* (Internet)	40	323
Collective Brands, Inc.* (Retail)	20	370
Comcast Corp. - Special Class A* (Media)	910	19,155
Continental Airlines, Inc. - Class B* (Airlines)	30	1,030
Copart, Inc.* (Retail)	20	768
Corinthian Colleges, Inc.* (Commercial Services)	25	410
Costco Wholesale Corp. (Retail)	135	9,080
CVS Corp. (Retail)	455	19,005
Darden Restaurants, Inc. (Retail)	40	1,720
Delta Air Lines, Inc.* (Airlines)	75	1,560
DeVry, Inc. (Commercial Services)	20	1,094
Dick’s Sporting Goods, Inc.* (Retail)	30	1,001
Dillards, Inc. - Class A (Retail)	20	461
DIRECTV Group, Inc.* (Media)	220	5,826
Discovery Holding Co. - Class A* (Media)	85	2,423
Dollar Tree Stores, Inc.* (Retail)	30	1,149
Dow Jones & Co., Inc. (Media)	20	1,196
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	20	651
Dun & Bradstreet Corp. (Software)	20	1,937
eBay, Inc.* (Internet)	360	12,996
EchoStar Communications Corp. - Class A* (Media)	65	3,182
Expedia, Inc.* (Internet)	70	2,286
FactSet Research Systems, Inc. (Computers)	15	1,058
Family Dollar Stores, Inc. (Retail)	40	1,014
Foot Locker, Inc. (Retail)	50	744
GameStop Corp. - Class A* (Retail)	45	2,665
Gannett Co., Inc. (Media)	70	2,969
Gaylord Entertainment Co.* (Lodging)	15	817
Gemstar-TV Guide International, Inc.* (Media)	75	517
Genesco, Inc.* (Retail)	5	231
Getty Images, Inc.* (Advertising)	15	424
Group 1 Automotive, Inc. (Retail)	10	311
GUESS?, Inc. (Apparel)	15	771
H & R Block, Inc. (Commercial Services)	90	1,962
Harrah’s Entertainment, Inc. (Lodging)	55	4,854
Harte-Hanks, Inc. (Advertising)	15	264
Hertz Global Holdings, Inc.* (Commercial Services)	40	867
Home Depot, Inc. (Retail)	520	16,385
IAC/InterActiveCorp* (Internet)	60	1,768
Idearc, Inc. (Media)	45	1,214
IHOP Corp. (Retail)	5	317
International Game Technology (Entertainment)	100	4,361
International Speedway Corp. (Entertainment)	10	444
Interpublic Group of Cos., Inc.* (Advertising)	145	1,501
ITT Educational Services, Inc.* (Commercial Services)	15	1,908
J. Crew Group, Inc.* (Retail)	15	561
J.C. Penney Co., Inc. (Retail)	60	3,374
Jack in the Box, Inc.* (Retail)	20	627
JetBlue Airways Corp.* (Airlines)	50	457
John Wiley & Sons, Inc. (Media)	15	660
Kohls Corp.* (Retail)	90	4,947
Kroger Co. (Food)	205	6,025

See accompanying notes to the Schedules of Portfolio Investments.

Lamar Advertising Co. (Advertising)	20	1,069
Las Vegas Sands Corp.* (Lodging)	30	3,981
Liberty Global, Inc. - Class A* (Media)	55	2,159
Liberty Global, Inc. - Series C* (Media)	60	2,201
Liberty Media Holding Corp. - Capital Series A* (Media)	40	4,999
Liberty Media Holding Corp. - Interactive Series A* (Internet)	195	4,140
Life Time Fitness, Inc.* (Leisure Time)	10	606
Limited, Inc. (Retail)	95	2,091
Live Nation, Inc.* (Commercial Services)	20	409
Longs Drug Stores Corp. (Retail)	10	525
Lowe’s Cos., Inc. (Retail)	460	12,369
Macy’s, Inc. (Retail)	135	4,324
Marriott International, Inc. - Class A (Lodging)	100	4,111
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	10	456
McDonald’s Corp. (Retail)	370	22,089
McGraw-Hill Cos., Inc. (Media)	105	5,254
McKesson Corp. (Commercial Services)	90	5,949
Meredith Corp. (Media)	10	623
MGM Grand, Inc.* (Commercial Services)	35	3,206
NAVTEQ* (Software)	30	2,316
Netflix, Inc.* (Internet)	15	397
News Corp. - Class A (Media)	710	15,386
Nordstrom, Inc. (Retail)	65	2,564
O’Reilly Automotive, Inc.* (Retail)	35	1,156
Office Depot, Inc.* (Retail)	85	1,595
OfficeMax, Inc. (Retail)	25	791
Omnicare, Inc. (Pharmaceuticals)	35	1,032
Omnicom Group, Inc. (Advertising)	105	5,353
Orient-Express Hotels, Ltd. - Class A (Lodging)	15	972
Pacific Sunwear of California, Inc.* (Retail)	20	334
Panera Bread Co. - Class A* (Retail)	10	410
Penn National Gaming* (Entertainment)	25	1,544
Performance Food Group Co.* (Food)	10	270
Petsmart, Inc. (Retail)	40	1,198
Pinnacle Entertainment, Inc.* (Entertainment)	20	584
Polo Ralph Lauren Corp. (Apparel)	20	1,376
Priceline.com, Inc.* (Internet)	10	931
R.H. Donnelley Corp.* (Advertising)	20	1,097
RadioShack Corp. (Retail)	45	928
Regal Entertainment Group - Class A (Entertainment)	25	564
Regis Corp. (Retail)	15	504
Rent-A-Center, Inc.* (Commercial Services)	20	320
Rite Aid Corp.* (Retail)	165	645
Ross Stores, Inc. (Retail)	45	1,216
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	45	1,930
Ruby Tuesday, Inc. (Retail)	15	240
Safeway, Inc. (Food)	135	4,590
Saks, Inc. (Retail)	40	846
Scholastic Corp.* (Media)	10	396
Scientific Games Corp. - Class A* (Entertainment)	20	723
Sears Holdings Corp.* (Retail)	25	3,370
Sequa Corp. - Class A (Commercial Services)	90	1,302
Sirius Satellite Radio, Inc.* (Media)	410	1,378
SkyWest, Inc. (Airlines)	20	546
Sonic Corp.* (Retail)	20	496
Sotheby’s (Commercial Services)	20	1,083
Southwest Airlines Co. (Airlines)	230	3,268
Staples, Inc. (Retail)	220	5,135
Starbucks Corp.* (Retail)	230	6,136
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	65	3,696
Station Casinos, Inc. (Lodging)	15	1,347
Strayer Education, Inc. (Commercial Services)	5	932
SuperValu, Inc. (Food)	65	2,519
Sysco Corp. (Food)	190	6,515
Target Corp. (Retail)	240	14,726
The E.W. Scripps Co. - Class A (Media)	25	1,125
The Gap, Inc. (Retail)	180	3,402
The Gymboree Corp.* (Apparel)	10	340
The McClatchy Co. - Class A (Media)	20	332
The Men’s Wearhouse, Inc. (Retail)	15	634
The New York Times Co. - Class A (Media)	45	880
Tiffany & Co. (Retail)	40	2,167
Time Warner Cable, Inc. - Class A* (Media)	50	1,429
Time Warner, Inc. (Media)	1,150	20,999
TJX Cos., Inc. (Retail)	135	3,906
Tractor Supply Co.* (Retail)	10	414
Tribune Co. (Media)	25	756
Tween Brands, Inc.* (Retail)	10	307
UAL Corp.* (Airlines)	35	1,676
United Natural Foods, Inc.* (Food)	10	289
Urban Outfitters, Inc.* (Retail)	35	884
US Airways Group, Inc.* (Airlines)	25	691
Vail Resorts, Inc.* (Entertainment)	10	607
ValueClick, Inc.* (Internet)	30	816
VCA Antech, Inc.* (Pharmaceuticals)	25	1,151
Viacom, Inc. - Class B* (Media)	185	7,639
Wal-Mart Stores, Inc. (Retail)	785	35,490
Walgreen Co. (Retail)	310	12,291
Walt Disney Co. (Media)	560	19,393
Washington Post Co. - Class B (Media)	5	4,245
Wendy’s International, Inc. (Retail)	25	869
Whole Foods Market, Inc. (Food)	45	2,229
Williams Sonoma, Inc. (Retail)	25	786
WMS Industries, Inc.* (Leisure Time)	15	520
Wyndham Worldwide Corp. (Lodging)	55	1,806
Wynn Resorts, Ltd. (Lodging)	20	3,229
XM Satellite Radio Holdings, Inc. - Class A* (Media)	95	1,262
YUM! Brands, Inc. (Retail)	160	6,443

See accompanying notes to the Schedules of Portfolio Investments.

Zale Corp.* (Retail)	15	316

TOTAL COMMON STOCKS (Cost $437,291)		549,855

	Principal Amount
Repurchase Agreements (27.1%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $64,008 (Collateralized by $64,000 U.S. Treasury Notes, 4.50%, 2/15/09, market value $65,103)	$64,000	64,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $18,002 (Collateralized by $18,000 Federal Home Loan Mortgage Corp., 6.00%, 8/15/13, market value $18,410)	18,000	18,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $117,015 (Collateralized by $117,000 of various U.S. Treasury Securities, 4.50%-5.50%, 2/15/09-7/30/10, market value $119,227)	117,000	117,000

TOTAL REPURCHASE AGREEMENTS (Cost $199,000)		199,000

TOTAL INVESTMENT SECURITIES (Cost $636,291)—102.1%		748,855
Net other assets (liabilities) — (2.1)%		(15,075)

NET ASSETS — 100.0%		$733,780

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 11/26/07	$562,147	$5,817

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of 10/31/2007:

Advertising	1.2%
Airlines	1.4%
Apparel	0.3%
Commercial Services	3.4%
Computers	0.1%
Entertainment	1.5%
Food	2.9%
Household Products/Wares	0.1%
Internet	4.3%
Leisure Time	1.4%
Lodging	3.5%
Media	19.3%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	1.7%
Retail	33.1%
Software	0.7%
Other**	25.0%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (74.2%)
ACE, Ltd.ADR (Insurance)	564	$34,184
Affiliated Managers Group, Inc.* (Diversified Financial Services)	47	6,183
AFLAC, Inc. (Insurance)	799	50,161
Alexandria Real Estate Equities, Inc. (REIT)	47	4,848
Allied World Assurance Holdings, Ltd.ADR (Insurance)	47	2,252
Allstate Corp. (Insurance)	987	51,719
AMB Property Corp. (REIT)	188	12,286
Ambac Financial Group, Inc. (Insurance)	188	6,924
American Express Co. (Diversified Financial Services)	1,786	108,857
American Financial Group, Inc. (Insurance)	141	4,216
American International Group, Inc. (Insurance)	3,760	237,331
American National Insurance Co. (Insurance)	47	6,077
AmeriCredit Corp.* (Diversified Financial Services)	188	2,653
Ameriprise Financial, Inc. (Diversified Financial Services)	376	23,680
Annaly Mortgage Management, Inc. (REIT)	564	9,639
AON Corp. (Insurance)	423	19,170
Apartment Investment and Management Co. - Class A (REIT)	141	6,589
Arch Capital Group, Ltd.ADR* (Insurance)	94	7,028
Arthur J. Gallagher & Co. (Insurance)	141	3,752
Aspen Insurance Holdings, Ltd. (Insurance)	141	3,858
Associated Banc-Corp (Banks)	188	5,426
Assurant, Inc. (Insurance)	188	10,987
Astoria Financial Corp. (Savings & Loans)	141	3,665
Avalonbay Communities, Inc. (REIT)	141	17,294
Axis Capital Holdings, Ltd.ADR (Insurance)	235	9,339
BancorpSouth, Inc. (Banks)	141	3,421
Bank of America Corp. (Banks)	7,520	363,066
Bank of Hawaii Corp. (Banks)	94	4,997
Bank of New York Mellon Corp. (Banks)	1,927	94,134
BB&T Corp. (Banks)	940	34,752
Bear Stearns Cos., Inc. (Diversified Financial Services)	188	21,357
BioMed Realty Trust, Inc. (REIT)	94	2,246
BlackRock, Inc. - Class A (Diversified Financial Services)	47	9,727
Boston Properties, Inc. (REIT)	188	20,368
Brandywine Realty Trust (REIT)	141	3,648
BRE Properties, Inc. - Class A (REIT)	94	5,151
Brookfield Properties Corp.ADR (Real Estate)	329	8,215
Brown & Brown, Inc. (Insurance)	188	4,736
Camden Property Trust (REIT)	94	5,861
Capital One Financial Corp. (Diversified Financial Services)	705	46,241
CapitalSource, Inc. (Diversified Financial Services)	235	4,282
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	329	8,021
CBL & Associates Properties, Inc. (REIT)	94	3,112
Chittenden Corp. (Banks)	94	3,348
Chubb Corp. (Insurance)	658	35,104
Cincinnati Financial Corp. (Insurance)	282	11,218
CIT Group, Inc. (Diversified Financial Services)	329	11,594
Citigroup, Inc. (Diversified Financial Services)	8,319	348,566
City National Corp. (Banks)	47	3,177
CME Group, Inc. (Diversified Financial Services)	94	62,627
Colonial Properties Trust (REIT)	94	2,945
Comerica, Inc. (Banks)	235	10,970
Commerce Bancorp, Inc. (Banks)	329	13,407
Commerce Bancshares, Inc. (Banks)	94	4,434
Conseco, Inc.* (Insurance)	329	5,195
Corporate Office Properties Trust (REIT)	94	3,885
Countrywide Credit Industries, Inc. (Diversified Financial Services)	940	14,589
Cullen/Frost Bankers, Inc. (Banks)	94	4,999
DCT Industrial Trust, Inc. (REIT)	282	3,026
Delphi Financial Group, Inc. - Class A (Insurance)	94	3,642
Developers Diversified Realty Corp. (REIT)	188	9,475
DiamondRock Hospitality Co. (REIT)	141	2,702
Digital Realty Trust, Inc. (REIT)	94	4,135
Discover Financial Services (Diversified Financial Services)	752	14,514
Douglas Emmett, Inc. (REIT)	188	4,946
Duke-Weeks Realty Corp. (REIT)	235	7,555
E* TRADE Financial Corp.* (Diversified Financial Services)	705	7,854
East West Bancorp, Inc. (Banks)	94	3,172
Eaton Vance Corp. (Diversified Financial Services)	188	9,406
Endurance Specialty Holdings, Ltd.ADR (Insurance)	94	3,686
Equifax, Inc. (Commercial Services)	235	9,047
Equity Residential Properties Trust (REIT)	470	19,637
Erie Indemnity Co. - Class A (Insurance)	94	5,349
Essex Property Trust, Inc. (REIT)	47	5,801
Everest Re Group, Ltd.ADR (Insurance)	94	10,015
Fannie Mae (Diversified Financial Services)	1,598	91,150
Federal Realty Investment Trust (REIT)	94	8,293
Federated Investors, Inc. - Class B (Diversified Financial Services)	141	6,063
Fidelity National Title Group, Inc. - Class A (Insurance)	376	5,787
Fifth Third Bancorp (Banks)	799	24,993
First American Financial Corp. (Insurance)	141	4,244
First Horizon National Corp. (Banks)	188	4,903

See accompanying notes to the Schedules of Portfolio Investments.

First Industrial Realty Trust, Inc. (REIT)	94	3,830
First Midwest Bancorp, Inc. (Banks)	94	3,166
Forest City Enterprises, Inc. - Class A (Real Estate)	94	5,350
Franklin Resources, Inc. (Diversified Financial Services)	282	36,570
Freddie Mac (Diversified Financial Services)	1,128	58,915
Fulton Financial Corp. (Banks)	282	3,697
General Growth Properties, Inc. (REIT)	376	20,439
Genworth Financial, Inc. - Class A (Diversified Financial Services)	752	20,530
Hanover Insurance Group, Inc. (Insurance)	94	4,331
Hartford Financial Services Group, Inc. (Insurance)	517	50,164
HCC Insurance Holdings, Inc. (Insurance)	188	5,619
HCP, Inc. (REIT)	329	11,199
Health Care REIT, Inc. (REIT)	141	6,245
Highwoods Properties, Inc. (REIT)	94	3,380
Hilb, Rogal, and Hobbs Co. (Insurance)	47	2,071
Home Properties, Inc. (REIT)	47	2,417
Hospitality Properties Trust (REIT)	141	5,584
Host Marriott Corp. (REIT)	893	19,789
HRPT Properties Trust (REIT)	329	3,089
Hudson City Bancorp, Inc. (Savings & Loans)	799	12,512
Huntington Bancshares, Inc. (Banks)	611	10,943
IndyMac Bancorp, Inc. (Diversified Financial Services)	141	1,892
IntercontinentalExchange, Inc.* (Diversified Financial Services)	94	16,751
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	47	3,151
Investment Technology Group, Inc.* (Diversified Financial Services)	94	3,939
IPC Holdings, Ltd.ADR (Insurance)	94	2,812
iStar Financial, Inc. (REIT)	235	7,170
J.P. Morgan Chase & Co. (Diversified Financial Services)	5,640	265,080
Janus Capital Group, Inc. (Diversified Financial Services)	282	9,732
Jefferies Group, Inc. (Diversified Financial Services)	188	5,025
Jones Lang LaSalle, Inc. (Real Estate)	47	4,480
KeyCorp (Banks)	611	17,383
Kilroy Realty Corp. (REIT)	47	3,057
Kimco Realty Corp. (REIT)	376	15,611
LaSalle Hotel Properties (REIT)	47	1,942
Lazard, Ltd. - Class AADR (Diversified Financial Services)	94	4,719
Legg Mason, Inc. (Diversified Financial Services)	235	19,491
Liberty Property Trust (REIT)	141	5,304
Lincoln National Corp. (Insurance)	470	29,314
Loews Corp. (Insurance)	752	36,916
M&T Bank Corp. (Banks)	141	14,027
Mack-Cali Realty Corp. (REIT)	94	3,721
Marsh & McLennan Cos., Inc. (Insurance)	893	23,120
Marshall & Ilsley Corp. (Banks)	423	18,062
MasterCard, Inc. - Class A (Software)	94	17,818
MBIA, Inc. (Insurance)	188	8,091
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,363	89,985
MetLife, Inc. (Insurance)	752	51,775
MGIC Investment Corp. (Insurance)	141	2,730
Moneygram International, Inc. (Software)	141	2,249
Montpelier Re Holdings, Ltd.ADR (Insurance)	141	2,524
Moody’s Corp. (Commercial Services)	376	16,439
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	1,598	107,481
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	141	6,585
National City Corp. (Banks)	940	22,795
National Financial Partners (Diversified Financial Services)	47	2,569
National Retail Properties, Inc. (REIT)	94	2,383
Nationwide Financial Services (Insurance)	94	5,043
Nationwide Health Properties, Inc. (REIT)	141	4,402
New York Community Bancorp (Savings & Loans)	470	8,747
NewAlliance Bancshares, Inc. (Savings & Loans)	188	2,630
Northern Trust Corp. (Banks)	329	24,744
Nuveen Investments - Class A (Diversified Financial Services)	141	9,137
Nymex Holdings, Inc. (Diversified Financial Services)	47	6,040
NYSE Euronext (Diversified Financial Services)	329	30,883
Old Republic International Corp. (Insurance)	376	5,764
PartnerRe, Ltd.ADR (Insurance)	94	7,825
People’s United Financial, Inc. (Banks)	188	3,343
Philadelphia Consolidated Holding Corp.* (Insurance)	94	3,835
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	94	3,384
Plum Creek Timber Co., Inc. (Forest Products & Paper)	282	12,597
PMI Group, Inc. (Insurance)	141	2,260
PNC Financial Services Group (Banks)	564	40,698
Popular, Inc. (Banks)	423	4,463
Post Properties, Inc. (REIT)	94	3,854
Potlatch Corp. (Forest Products & Paper)	47	2,240
Principal Financial Group, Inc. (Insurance)	470	31,805
ProAssurance Corp.* (Insurance)	47	2,592
Progressive Corp. (Insurance)	1,128	20,868
ProLogis (REIT)	423	30,346
Protective Life Corp. (Insurance)	94	4,030
Prudential Financial, Inc. (Insurance)	752	72,733

See accompanying notes to the Schedules of Portfolio Investments.

Public Storage, Inc. (REIT)	235	19,028
Radian Group, Inc. (Insurance)	141	1,775
Raymond James Financial Corp. (Diversified Financial Services)	141	5,252
Rayonier, Inc. (Forest Products & Paper)	141	6,809
Realty Income Corp. (REIT)	188	5,553
Regency Centers Corp. (REIT)	94	6,719
Regions Financial Corp. (Banks)	1,175	31,866
Reinsurance Group of America, Inc. (Insurance)	47	2,685
RenaissanceRe HoldingsADR (Insurance)	94	5,484
SAFECO Corp. (Insurance)	188	10,885
SEI Investments Co. (Software)	235	7,431
Senior Housing Properties Trust (REIT)	141	3,161
Simon Property Group, Inc. (REIT)	376	39,145
SL Green Realty Corp. (REIT)	94	11,342
SLM Corp. (Diversified Financial Services)	705	33,248
South Financial Group, Inc. (Banks)	141	2,913
Sovereign Bancorp, Inc. (Savings & Loans)	564	8,138
St. Joe Co. (Real Estate)	141	4,774
StanCorp Financial Group, Inc. (Insurance)	94	5,182
State Street Corp. (Banks)	658	52,489
SunTrust Banks, Inc. (Banks)	564	40,946
SVB Financial Group* (Banks)	47	2,434
Synovus Financial Corp. (Banks)	470	12,389
T. Rowe Price Group, Inc. (Diversified Financial Services)	423	27,173
Taubman Centers, Inc. (REIT)	94	5,534
TCF Financial Corp. (Banks)	188	4,281
TD Ameritrade Holding Corp.* (Diversified Financial Services)	423	8,096
The Charles Schwab Corp. (Diversified Financial Services)	1,739	40,414
The Colonial BancGroup, Inc. (Banks)	235	4,507
The Commerce Group, Inc. (Insurance)	94	3,430
The First Marblehead Corp. (Diversified Financial Services)	94	3,650
The Goldman Sachs Group, Inc. (Diversified Financial Services)	611	151,479
The Macerich Co. (REIT)	141	12,085
The Travelers Companies, Inc. (Insurance)	1,081	56,439
Thornburg Mortgage Asset Corp. (REIT)	188	1,974
Torchmark Corp. (Insurance)	141	9,188
Transatlantic Holdings, Inc. (Insurance)	47	3,503
U.S. Bancorp (Banks)	2,867	95,070
UCBH Holdings, Inc. (Banks)	188	3,209
UDR, Inc. (REIT)	235	5,579
UnionBanCal Corp. (Banks)	94	5,077
Unitrin, Inc. (Insurance)	94	4,353
UnumProvident Corp. (Insurance)	611	14,261
Valley National Bancorp (Banks)	188	3,850
Ventas, Inc. (REIT)	235	10,079
Vornado Realty Trust (REIT)	235	26,254
W.R. Berkley Corp. (Insurance)	282	8,485
Wachovia Corp. (Banks)	3,337	152,601
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	141	4,684
Washington Federal, Inc. (Savings & Loans)	141	3,407
Washington Mutual, Inc. (Savings & Loans)	1,457	40,621
Washington REIT (REIT)	94	3,311
Webster Financial Corp. (Banks)	94	3,407
Weingarten Realty Investors (REIT)	141	5,395
Wells Fargo & Co. (Banks)	5,311	180,627
Whitney Holding Corp. (Banks)	94	2,412
Willis Group Holdings, Ltd.ADR (Insurance)	188	7,958
Wilmington Trust Corp. (Banks)	94	3,419
XL Capital, Ltd. - Class A (Insurance)	282	20,290
Zenith National Insurance Corp. (Insurance)	47	1,888
Zions Bancorp (Banks)	188	11,113

TOTAL COMMON STOCKS (Cost $3,556,897)		4,845,883

	Principal Amount
Repurchase Agreements (26.1%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $559,073 (Collateralized by $568,000 of various U.S. Treasury Securities, 4.50%-4.625%, 10/24/08-2/15/09, market value $571,878)	$559,000	559,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $167,022 (Collateralized by $168,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/15/13, market value $170,785)	167,000	167,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $978,128 (Collateralized by $978,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $998,018)	978,000	978,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,704,000)		1,704,000

TOTAL INVESTMENT SECURITIES (Cost $5,260,897)—100.3%		6,549,883
Net other assets (liabilities) — (0.3)%		(18,345)

NET ASSETS — 100.0%		$6,531,538

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index expiring 11/26/07	$4,871,662	$73,261

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Banks	21.0%
Commercial Services	0.3%
Diversified Financial Services	26.8%
Forest Products & Paper	0.3%
Insurance	16.5%
REIT	7.2%
Real Estate	0.5%
Savings & Loans	1.2%
Software	0.4%
Other**	25.8%

**	Includes any non-equity securities and net other assets (liabilities).

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Health Care UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (74.9%)
Abbott Laboratories (Pharmaceuticals)	7,820	$427,128
Abraxis Bioscience, Inc.* (Pharmaceuticals)	85	2,111
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	170	7,470
Advanced Medical Optics, Inc.* (Healthcare - Products)	340	9,333
Aetna, Inc. (Healthcare - Services)	2,635	148,008
Affymetrix, Inc.* (Biotechnology)	340	8,656
Alcon, Inc.ADR (Healthcare - Products)	425	64,689
Alexion Pharmaceuticals, Inc.* (Biotechnology)	170	13,005
Alkermes, Inc.* (Pharmaceuticals)	510	8,262
Allergan, Inc. (Pharmaceuticals)	1,530	103,397
Alpharma, Inc. - Class A* (Pharmaceuticals)	255	5,258
American Medical Systems Holdings, Inc.* (Healthcare - Products)	340	4,349
AMERIGROUP Corp.* (Healthcare - Services)	255	8,925
Amgen, Inc.* (Biotechnology)	5,525	321,058
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	680	30,614
Applera Corp. - Applied Biosystems Group (Electronics)	935	34,726
Applera Corp.-Celera Genomics Group* (Biotechnology)	425	6,932
Apria Healthcare Group, Inc.* (Healthcare - Services)	255	6,163
ArthroCare Corp.* (Healthcare - Products)	170	11,023
Bard (C.R.), Inc. (Healthcare - Products)	510	42,641
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	510	29,233
Baxter International, Inc. (Healthcare - Products)	3,315	198,933
Beckman Coulter, Inc. (Healthcare - Products)	340	24,079
Becton, Dickinson & Co. (Healthcare - Products)	1,190	99,317
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	85	8,209
Biogen Idec, Inc.* (Biotechnology)	1,445	107,566
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	510	14,142
Boston Scientific Corp.* (Healthcare - Products)	6,970	96,674
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,945	298,251
Brookdale Senior Living, Inc. (Healthcare - Services)	255	9,407
Celgene Corp.* (Biotechnology)	1,955	129,030
Centene Corp.* (Healthcare - Services)	255	5,949
Cephalon, Inc.* (Pharmaceuticals)	340	25,072
Charles River Laboratories International, Inc.* (Biotechnology)	340	19,720
CIGNA Corp. (Insurance)	1,445	75,848
Community Health Systems, Inc.* (Healthcare - Services)	510	16,794
Cooper Cos., Inc. (Healthcare - Products)	255	10,710
Covance, Inc.* (Healthcare - Services)	340	28,050
Coventry Health Care, Inc.* (Healthcare - Services)	765	46,137
Covidien, Ltd.ADR (Healthcare - Products)	2,465	102,544
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	255	5,967
CV Therapeutics, Inc.* (Pharmaceuticals)	255	2,611
Dade Behring Holdings, Inc. (Healthcare - Products)	425	32,695
Datascope Corp. (Healthcare - Products)	85	3,071
DaVita, Inc.* (Healthcare - Services)	510	33,247
DENTSPLY International, Inc. (Healthcare - Products)	680	28,206
Edwards Lifesciences Corp.* (Healthcare - Products)	255	12,806
Eli Lilly & Co. (Pharmaceuticals)	4,930	266,960
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	680	19,924
Enzo Biochem, Inc.* (Biotechnology)	170	2,059
Enzon Pharmaceuticals, Inc.* (Biotechnology)	255	2,430
Express Scripts, Inc.* (Pharmaceuticals)	1,105	69,726
Forest Laboratories, Inc.* (Pharmaceuticals)	1,615	63,098
Gen-Probe, Inc.* (Healthcare - Products)	255	17,855
Genentech, Inc.* (Biotechnology)	2,380	176,429
Genzyme Corp.* (Biotechnology)	1,360	103,319
Gilead Sciences, Inc.* (Pharmaceuticals)	4,675	215,938
Haemonetics Corp.* (Healthcare - Products)	170	8,736
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,190	7,866
Health Net, Inc.* (Healthcare - Services)	595	31,898
HEALTHSOUTH Corp.* (Healthcare - Services)	425	8,521
Healthways, Inc.* (Healthcare - Services)	170	10,319
Henry Schein, Inc.* (Healthcare - Products)	425	25,458
Hillenbrand Industries, Inc. (Healthcare - Products)	255	14,081
Hologic, Inc.* (Healthcare - Products)	372	25,270
Hospira, Inc.* (Pharmaceuticals)	765	31,617
Human Genome Sciences, Inc.* (Biotechnology)	680	6,433
Humana, Inc.* (Healthcare - Services)	850	63,708
IDEXX Laboratories, Inc.* (Healthcare - Products)	170	20,703
Illumina, Inc.* (Biotechnology)	255	14,318
ImClone Systems, Inc.* (Pharmaceuticals)	340	14,671
Immucor, Inc.* (Healthcare - Products)	340	10,965

See accompanying notes to the Schedules of Portfolio Investments.

Incyte Genomics, Inc.* (Biotechnology)	425	3,681
InterMune, Inc.* (Biotechnology)	170	3,386
Intuitive Surgical, Inc.* (Healthcare - Products)	170	55,568
Invacare Corp. (Healthcare - Products)	170	4,600
Inverness Medical Innovations, Inc.* (Healthcare - Products)	255	15,323
Invitrogen Corp.* (Biotechnology)	255	23,172
Johnson & Johnson (Healthcare - Products)	14,620	952,785
Kinetic Concepts, Inc.* (Healthcare - Products)	255	15,326
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,190	12,614
Kyphon, Inc.* (Healthcare - Products)	255	18,074
Laboratory Corp. of America Holdings* (Healthcare - Services)	595	40,906
LifePoint Hospitals, Inc.* (Healthcare - Services)	255	7,783
Lincare Holdings, Inc.* (Healthcare - Services)	425	14,777
Magellan Health Services, Inc.* (Healthcare - Services)	170	7,157
Manor Care, Inc. (Healthcare - Services)	340	22,637
Medarex, Inc.* (Pharmaceuticals)	595	7,110
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,360	128,357
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	255	7,571
Medtronic, Inc. (Healthcare - Products)	5,780	274,203
Mentor Corp. (Healthcare - Products)	170	7,237
Merck & Co., Inc. (Pharmaceuticals)	10,965	638,821
MGI Pharma, Inc.* (Pharmaceuticals)	425	13,847
Millennium Pharmaceuticals, Inc.* (Biotechnology)	1,615	19,089
Millipore Corp.* (Biotechnology)	255	19,801
Mylan Laboratories, Inc. (Pharmaceuticals)	1,275	19,176
Myriad Genetics, Inc.* (Biotechnology)	255	14,117
Nektar Therapeutics* (Biotechnology)	425	2,542
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	170	1,573
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,314
Odyssey Healthcare, Inc.* (Healthcare - Services)	170	1,743
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	255	11,911
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	255	10,600
Owens & Minor, Inc. (Distribution/Wholesale)	170	6,892
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	170	3,135
PAREXEL International Corp.* (Commercial Services)	170	7,820
Patterson Cos., Inc.* (Healthcare - Products)	680	26,595
PDL BioPharma, Inc.* (Biotechnology)	595	12,614
Pediatrix Medical Group, Inc.* (Healthcare - Services)	255	16,703
Perrigo Co. (Pharmaceuticals)	425	10,077
Pfizer, Inc. (Pharmaceuticals)	35,020	861,842
Pharmaceutical Product Development, Inc. (Commercial Services)	510	21,542
PharMerica Corp.* (Pharmaceuticals)	170	2,712
PolyMedica Corp. (Healthcare - Products)	85	4,502
PSS World Medical, Inc.* (Healthcare - Products)	340	6,868
Psychiatric Solutions, Inc.* (Healthcare - Services)	255	10,098
Quest Diagnostics, Inc. (Healthcare - Services)	765	40,683
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	340	7,480
ResMed, Inc.* (Healthcare - Products)	425	17,608
Respironics, Inc.* (Healthcare - Products)	340	17,020
Savient Pharmaceuticals, Inc.* (Biotechnology)	255	3,590
Schering-Plough Corp. (Pharmaceuticals)	7,565	230,884
Sepracor, Inc.* (Pharmaceuticals)	510	14,045
Sierra Health Services, Inc.* (Healthcare - Services)	255	10,787
St. Jude Medical, Inc.* (Healthcare - Products)	1,700	69,241
STERIS Corp. (Healthcare - Products)	340	9,874
Stryker Corp. (Healthcare - Products)	1,615	114,665
Sunrise Assisted Living, Inc.* (Healthcare - Services)	255	9,435
Techne Corp.* (Healthcare - Products)	170	11,091
Tenet Healthcare Corp.* (Healthcare - Services)	2,380	8,354
The Medicines Co.* (Pharmaceuticals)	255	4,883
Theravance, Inc.* (Pharmaceuticals)	255	6,380
Thermo Electron Corp.* (Electronics)	2,125	124,971
United Therapeutics Corp.* (Pharmaceuticals)	85	5,817
UnitedHealth Group, Inc. (Healthcare - Services)	6,715	330,042
Universal Health Services, Inc. - Class B (Healthcare - Services)	255	12,431
Valeant Pharmaceuticals International* (Pharmaceuticals)	425	6,184
Varian Medical Systems, Inc.* (Healthcare - Products)	595	29,018
Varian, Inc.* (Electronics)	170	12,561
Ventana Medical Systems, Inc.* (Healthcare - Products)	170	14,960
Vertex Pharmaceuticals, Inc.* (Biotechnology)	680	21,991
Waters Corp.* (Electronics)	510	39,260
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	510	15,586

See accompanying notes to the Schedules of Portfolio Investments.

WellCare Health Plans, Inc.* (Healthcare - Services)	170	4,112
WellPoint, Inc.* (Healthcare - Services)	3,060	242,444
Wyeth (Pharmaceuticals)	6,715	326,550
Zimmer Holdings, Inc.* (Healthcare - Products)	1,190	82,693

TOTAL COMMON STOCKS (Cost $6,269,376)		9,173,159

	Principal Amount
Repurchase Agreements (23.9%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $958,125 (Collateralized by $893,000 of various U.S. Government Agency Obligations, 4.625%-6.25%, 10/24/08-5/15/29, market value $981,468)	$958,000	958,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $287,037 (Collateralized by $290,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $293,831)	287,000	287,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,676,219 (Collateralized by $1,676,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $1,710,306)	1,676,000	1,676,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,921,000)		2,921,000

TOTAL INVESTMENT SECURITIES (Cost $9,190,376)—98.8%		12,094,159
Net other assets (liabilities) — 1.2%		152,154

NET ASSETS — 100.0%		$12,246,313

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 11/26/07	$9,273,264	$93,602

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Biotechnology	8.7%
Commercial Services	0.3%
Distribution/Wholesale	0.1%
Electronics	1.7%
Healthcare - Products	21.0%
Healthcare - Services	10.0%
Insurance	0.6%
Pharmaceuticals	32.5%
Other**	25.1%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (74.6%)
3M Co. (Miscellaneous Manufacturing)	3,914	$338,013
AAR Corp.* (Aerospace/Defense)	206	6,602
Accenture, Ltd. - Class AADR (Commercial Services)	3,502	136,753
Actuant Corp. - Class A (Miscellaneous Manufacturing)	206	14,210
Acuity Brands, Inc. (Miscellaneous Manufacturing)	206	9,847
Acxiom Corp. (Software)	412	5,414
Affiliated Computer Services, Inc. - Class A* (Computers)	515	26,090
AGCO Corp.* (Machinery-Diversified)	515	30,735
Agilent Technologies, Inc.* (Electronics)	2,369	87,298
Alexander & Baldwin, Inc. (Transportation)	206	10,790
Alliance Data Systems Corp.* (Commercial Services)	515	41,406
Alliant Techsystems, Inc.* (Aerospace/Defense)	206	22,740
Allied Waste Industries, Inc.* (Environmental Control)	1,648	20,831
American Commercial Lines, Inc.* (Transportation)	206	3,071
American Standard Cos. (Building Materials)	1,030	38,388
Ametek, Inc. (Electrical Components & Equipment)	618	29,046
Amphenol Corp. - Class A (Electronics)	1,030	45,598
Anixter International, Inc.* (Telecommunications)	206	14,801
AptarGroup, Inc. (Miscellaneous Manufacturing)	412	18,416
Arrow Electronics, Inc.* (Electronics)	721	28,826
Automatic Data Processing, Inc. (Software)	3,090	153,140
Avnet, Inc.* (Electronics)	927	38,674
Baldor Electric Co. (Hand/Machine Tools)	206	8,306
Ball Corp. (Packaging & Containers)	618	30,640
BE Aerospace, Inc.* (Aerospace/Defense)	515	25,601
Belden, Inc. (Electrical Components & Equipment)	309	18,005
Bemis Co., Inc. (Packaging & Containers)	618	17,403
Benchmark Electronics, Inc.* (Electronics)	412	8,450
Boeing Co. (Aerospace/Defense)	4,223	416,346
Brady Corp. - Class A (Electronics)	309	11,402
Broadridge Financial Solutions, Inc. (Software)	824	16,480
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	206	16,995
Burlington Northern Santa Fe Corp. (Transportation)	1,854	161,576
C.H. Robinson Worldwide, Inc. (Transportation)	1,030	51,418
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	412	16,253
Caterpillar, Inc. (Machinery - Construction & Mining)	3,811	284,339
Ceradyne, Inc.* (Miscellaneous Manufacturing)	103	7,046
Ceridian Corp.* (Computers)	824	29,615
CheckFree Corp.* (Internet)	412	19,582
Checkpoint Systems, Inc.* (Electronics)	206	6,232
ChoicePoint, Inc.* (Commercial Services)	412	16,200
Cintas Corp. (Textiles)	824	30,158
Clarcor, Inc. (Miscellaneous Manufacturing)	309	11,266
Commscope, Inc.* (Telecommunications)	309	14,576
Con-way, Inc. (Transportation)	309	13,167
Convergys Corp.* (Commercial Services)	824	15,104
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	1,236	64,754
Corrections Corp. of America* (Commercial Services)	721	20,397
Covanta Holding Corp.* (Energy - Alternate Sources)	618	16,754
Crane Co. (Miscellaneous Manufacturing)	309	14,659
Crown Holdings, Inc.* (Packaging & Containers)	927	22,990
CSX Corp. (Transportation)	2,575	115,283
Cummins, Inc. (Machinery-Diversified)	515	61,779
Curtiss-Wright Corp. (Aerospace/Defense)	309	17,394
Danaher Corp. (Miscellaneous Manufacturing)	1,442	123,536
Deere & Co. (Machinery-Diversified)	1,339	207,411
Deluxe Corp. (Commercial Services)	309	12,465
Dionex Corp.* (Electronics)	103	9,064
Donaldson Co., Inc. (Miscellaneous Manufacturing)	412	17,658
Dover Corp. (Miscellaneous Manufacturing)	1,236	56,856
DRS Technologies, Inc. (Aerospace/Defense)	206	11,833
Eagle Materials, Inc. - Class A (Building Materials)	309	12,209
Eaton Corp. (Miscellaneous Manufacturing)	824	76,286
EMCOR Group, Inc.* (Engineering & Construction)	412	14,185
Emerson Electric Co. (Electrical Components & Equipment)	4,635	242,271
Esterline Technologies Corp.* (Aerospace/Defense)	103	5,642
Expeditors International of Washington, Inc. (Transportation)	1,236	62,603
Fastenal Co. (Distribution/Wholesale)	824	36,652
FedEx Corp. (Transportation)	1,648	170,304
Fidelity National Information Services, Inc. (Software)	1,133	52,254
Fiserv, Inc.* (Software)	927	51,356
Flextronics International, Ltd.ADR* (Electronics)	4,944	60,861
FLIR Systems, Inc.* (Electronics)	412	28,589

See accompanying notes to the Schedules of Portfolio Investments.

Florida Rock Industries, Inc. (Building Materials)	309	19,445
Flowserve Corp. (Machinery-Diversified)	309	24,399
Fluor Corp. (Engineering & Construction)	515	81,370
Fortune Brands, Inc. (Household Products/Wares)	927	77,655
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	412	61,079
FTI Consulting, Inc.* (Commercial Services)	206	11,186
Gardner Denver, Inc.* (Machinery-Diversified)	309	11,164
GATX Corp. (Trucking & Leasing)	309	12,660
General Cable Corp.* (Electrical Components & Equipment)	309	22,245
General Dynamics Corp. (Aerospace/Defense)	1,957	178,009
General Electric Co. (Miscellaneous Manufacturing)	60,770	2,501,293
Genesee & Wyoming, Inc. - Class A* (Transportation)	206	6,040
Global Payments, Inc. (Software)	515	24,493
Goodrich Corp. (Aerospace/Defense)	721	50,225
Graco, Inc. (Machinery-Diversified)	412	16,216
GrafTech International, Ltd.* (Electrical Components & Equipment)	618	11,680
Granite Construction, Inc. (Engineering & Construction)	206	8,821
Harsco Corp. (Miscellaneous Manufacturing)	515	31,219
Hewitt Associates, Inc.* (Commercial Services)	618	21,803
Hexcel Corp.* (Aerospace/Defense Equipment)	515	12,890
HLTH Corp.* (Internet)	1,030	14,533
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,017	242,667
Hubbell, Inc. - Class B (Electrical Components & Equipment)	309	16,995
IDEX Corp. (Machinery-Diversified)	515	18,241
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,781	159,240
IMS Health, Inc. (Software)	1,133	28,563
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	1,648	82,977
Iron Mountain, Inc.* (Commercial Services)	1,030	35,772
Itron, Inc.* (Electronics)	206	22,143
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,030	68,928
J.B. Hunt Transport Services, Inc. (Transportation)	618	17,131
Jabil Circuit, Inc. (Electronics)	1,030	22,382
Jacobs Engineering Group, Inc.* (Engineering & Construction)	721	62,835
Joy Global, Inc. (Machinery - Construction & Mining)	618	35,881
Kansas City Southern Industries, Inc.* (Transportation)	412	15,940
Kaydon Corp. (Metal Fabricate/Hardware)	206	11,081
KBR, Inc.* (Engineering & Construction)	1,030	44,166
Kennametal, Inc. (Hand/Machine Tools)	206	18,789
Kirby Corp.* (Transportation)	309	14,115
L-3 Communications Holdings, Inc. (Aerospace/Defense)	721	79,050
Landstar System, Inc. (Transportation)	309	13,006
Lennox International, Inc. (Building Materials)	412	14,708
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	206	14,884
Lockheed Martin Corp. (Aerospace/Defense)	1,957	215,348
Louisiana-Pacific Corp. (Forest Products & Paper)	618	10,172
Manitowoc Co. (Machinery-Diversified)	721	35,517
Manpower, Inc. (Commercial Services)	515	38,491
Martin Marietta Materials (Building Materials)	206	26,646
Masco Corp. (Building Materials)	2,266	54,565
McDermott International, Inc.ADR* (Engineering & Construction)	1,339	81,759
MDU Resources Group, Inc. (Electric)	1,030	29,005
MeadWestvaco Corp. (Forest Products & Paper)	1,133	38,114
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	206	21,908
Molex, Inc. (Electrical Components & Equipment)	412	11,767
Molex, Inc. - Class A (Electrical Components & Equipment)	412	11,248
Monster Worldwide, Inc.* (Internet)	721	29,258
Moog, Inc. - Class A* (Aerospace/Defense)	206	9,507
MPS Group, Inc.* (Commercial Services)	618	7,546
MSC Industrial Direct Co. - Class A (Retail)	309	15,051
Mueller Industries, Inc. (Metal Fabricate/Hardware)	206	7,408
Nalco Holding Co. (Environmental Control)	824	20,485
National Instruments Corp. (Computers)	309	10,024
NeuStar, Inc.* (Telecommunications)	412	14,090
Nordson Corp. (Machinery-Diversified)	206	11,021
Norfolk Southern Corp. (Transportation)	2,369	122,359
Northrop Grumman Corp. (Aerospace/Defense)	1,854	155,032
Orbital Sciences Corp.* (Aerospace/Defense)	309	7,889
Oshkosh Truck Corp. (Auto Manufacturers)	412	22,330
Overseas Shipholding Group, Inc. (Transportation)	206	15,326

See accompanying notes to the Schedules of Portfolio Investments.

Owens Corning, Inc.* (Building Materials)	515	11,902
Owens-Illinois, Inc.* (Packaging & Containers)	824	36,602
PACCAR, Inc. (Auto Manufacturers)	2,163	120,176
Packaging Corp. of America (Packaging & Containers)	515	16,398
Pactiv Corp.* (Packaging & Containers)	721	19,806
Pall Corp. (Miscellaneous Manufacturing)	721	28,891
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,030	82,781
Paychex, Inc. (Commercial Services)	1,957	81,764
Pentair, Inc. (Miscellaneous Manufacturing)	618	21,871
PerkinElmer, Inc. (Electronics)	721	19,842
PHH Corp.* (Commercial Services)	309	6,909
Plexus Corp.* (Electronics)	309	7,972
Precision Castparts Corp. (Metal Fabricate/Hardware)	824	123,443
Quanex Corp. (Metal Fabricate/Hardware)	206	8,485
Quanta Services, Inc.* (Commercial Services)	1,030	33,990
R.R. Donnelley & Sons Co. (Commercial Services)	1,339	53,948
Raytheon Co. (Aerospace/Defense)	2,575	163,796
Regal-Beloit Corp. (Hand/Machine Tools)	206	10,102
Republic Services, Inc. (Environmental Control)	1,030	35,216
Resources Connection, Inc. (Commercial Services)	309	7,036
Robert Half International, Inc. (Commercial Services)	927	27,893
Rockwell Collins, Inc. (Aerospace/Defense)	1,030	77,054
Rockwell International Corp. (Machinery-Diversified)	824	56,757
Roper Industries, Inc. (Miscellaneous Manufacturing)	515	36,467
Ryder System, Inc. (Transportation)	309	14,786
Sanmina-SCI Corp.* (Electronics)	3,193	7,057
Sealed Air Corp. (Packaging & Containers)	927	23,110
Shaw Group, Inc.* (Engineering & Construction)	412	30,735
Sherwin-Williams Co. (Chemicals)	618	39,503
Simpson Manufacturing Co., Inc. (Building Materials)	206	6,178
Smurfit-Stone Container Corp.* (Packaging & Containers)	1,545	18,710
Sonoco Products Co. (Packaging & Containers)	618	19,109
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	618	21,457
SPX Corp. (Miscellaneous Manufacturing)	309	31,302
Stericycle, Inc.* (Environmental Control)	515	30,040
SunPower Corp. - Class A* (Energy - Alternate Sources)	206	26,051
Technitrol, Inc. (Electronics)	206	6,058
Teekay Shipping Corp.ADR (Transportation)	206	11,526
Tektronix, Inc. (Electronics)	412	15,594
Teledyne Technologies, Inc.* (Aerospace/Defense)	206	10,776
Teleflex, Inc. (Miscellaneous Manufacturing)	206	15,081
Temple-Inland, Inc. (Forest Products & Paper)	618	33,168
Terex Corp.* (Machinery - Construction & Mining)	618	45,868
Tetra Tech, Inc.* (Environmental Control)	309	7,215
Texas Industries, Inc. (Building Materials)	206	15,050
Textron, Inc. (Miscellaneous Manufacturing)	1,442	99,801
The Brink’s Co. (Miscellaneous Manufacturing)	206	12,906
The Corporate Executive Board Co. (Commercial Services)	206	14,678
The Genlyte Group, Inc.* (Building Materials)	103	6,705
Thomas & Betts Corp.* (Electronics)	309	17,307
Timken Co. (Metal Fabricate/Hardware)	412	13,703
Toro Co. (Housewares)	206	11,466
Trimble Navigation, Ltd.* (Electronics)	721	30,066
Trinity Industries, Inc. (Miscellaneous Manufacturing)	515	18,612
Tyco Electronics, Ltd. (Electronics)	2,884	102,872
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	2,884	118,734
Union Pacific Corp. (Transportation)	1,545	197,822
United Parcel Service, Inc. - Class B (Transportation)	4,017	301,677
United Rentals, Inc.* (Commercial Services)	412	14,086
United Stationers, Inc.* (Distribution/Wholesale)	206	11,929
United Technologies Corp. (Aerospace/Defense)	5,459	418,105
URS Corp.* (Engineering & Construction)	309	19,099
USG Corp.* (Building Materials)	412	16,377
UTI Worldwide, Inc.ADR (Transportation)	515	13,138
Vishay Intertechnology, Inc.* (Electronics)	1,030	12,968
VistaPrint, Ltd.ADR* (Commercial Services)	206	9,799
Vulcan Materials Co. (Building Materials)	515	44,038
W.W. Grainger, Inc. (Distribution/Wholesale)	412	37,047
Wabtec Corp. (Machinery-Diversified)	309	11,597
Walter Industries, Inc. (Holding Companies - Diversified)	309	9,468
Washington Group International, Inc.* (Engineering & Construction)	206	20,054
Waste Connections, Inc.* (Environmental Control)	412	13,930

See accompanying notes to the Schedules of Portfolio Investments.

Waste Management, Inc. (Environmental Control)	3,090	112,445
Watsco, Inc. (Distribution/Wholesale)	103	4,289
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	206	9,820
WESCO International, Inc.* (Distribution/Wholesale)	309	14,415
West Pharmaceutical Services, Inc. (Healthcare - Products)	206	8,516
Western Union Co. (Commercial Services)	4,532	99,885
World Fuel Services Corp. (Retail)	206	9,124
YRC Worldwide, Inc.* (Transportation)	309	7,595
Zebra Technologies Corp. - Class A* (Machinery-Diversified)	412	16,105

TOTAL COMMON STOCKS (Cost $11,348,330)		12,610,332

	Principal Amount
Repurchase Agreements (24.3%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,348,175 (Collateralized by $1,261,000 of various U.S. Government Agency Obligations, 4.625%-6.25%, 10/24/08-5/15/29, market value $1,377,577)	$1,348,000	1,348,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $404,052 (Collateralized by $408,000 Federal National Mortgage Assoication, 6.00%, 8/15/12, market value $413,390)	404,000	404,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $2,358,308 (Collateralized by $2,358,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $2,406,265)	2,358,000	2,358,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,110,000)		4,110,000

TOTAL INVESTMENT SECURITIES (Cost $15,458,330)—98.9%		16,720,332
Net other assets (liabilities) — 1.1%		180,328

NET ASSETS — 100.0%		$16,900,660

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Industrials Index expiring 11/26/07	$12,595,624	$169,253

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Aerospace/Defense	11.1%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	0.8%
Building Materials	1.5%
Chemicals	0.2%
Commercial Services	4.2%
Computers	0.4%
Distribution/Wholesale	0.6%
Electric	0.2%
Electrical Components & Equipment	2.3%
Electronics	3.4%
Energy - Alternate Sources	0.2%
Engineering & Construction	2.7%
Environmental Control	1.4%
Forest Products & Paper	0.5%
Hand/Machine Tools	0.3%
Healthcare - Products	0.1%
Holding Companies - Diversified	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Internet	0.4%
Machinery - Construction & Mining	2.3%
Machinery-Diversified	3.0%
Metal Fabricate/Hardware	1.0%
Miscellaneous Manufacturing	25.5%
Packaging & Containers	1.1%
Retail	0.2%
Software	1.9%
Telecommunications	0.3%
Textiles	0.2%
Transportation	8.0%
Trucking & Leasing	0.1%
Other **	25.4%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Internet UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (74.9%)
Akamai Technologies, Inc.* (Internet)	21,930	$859,437
Allscripts Healthcare Solutions, Inc.* (Software)	7,310	202,487
Amazon.com, Inc.* (Internet)	18,530	1,651,949
Ariba, Inc.* (Internet)	10,540	136,388
Art Technology Group, Inc.* (Internet)	17,000	78,370
Audible, Inc.* (Internet)	2,550	33,635
Autobytel, Inc.* (Internet)	5,780	14,912
BEA Systems, Inc.* (Software)	51,850	876,265
Check Point Software Technologies, Ltd.ADR* (Internet)	23,800	601,188
CheckFree Corp.* (Internet)	9,690	460,566
CMGI, Inc.* (Internet)	61,540	86,771
CNET Networks, Inc.* (Internet)	18,360	148,349
DealerTrack Holdings, Inc.* (Internet)	5,258	258,115
Digital River, Inc.* (Internet)	5,270	279,626
E* TRADE Financial Corp.* (Diversified Financial Services)	56,950	634,423
EarthLink, Inc.* (Internet)	16,320	129,091
eBay, Inc.* (Internet)	43,010	1,552,661
Google, Inc. - Class A* (Internet)	3,060	2,163,420
HLTH Corp.* (Internet)	24,140	340,615
IAC/InterActiveCorp* (Internet)	26,690	786,287
Infospace, Inc. (Internet)	4,420	85,439
Internap Network Services Corp.* (Internet)	6,460	107,624
Interwoven, Inc.* (Internet)	5,270	74,781
j2 Global Communications, Inc.* (Internet)	6,460	217,637
Jupitermedia Corp.* (Internet)	3,060	16,249
Monster Worldwide, Inc.* (Internet)	15,810	641,570
Priceline.com, Inc.* (Internet)	4,590	427,329
Quest Software, Inc.* (Software)	7,310	127,194
RealNetworks, Inc.* (Internet)	13,260	96,268
Sapient Corp.* (Internet)	10,880	76,160
SONICWALL, Inc.* (Internet)	8,670	89,648
TD Ameritrade Holding Corp.* (Diversified Financial Services)	32,130	614,968
Tibco Software, Inc.* (Internet)	26,520	243,454
United Online, Inc. (Internet)	8,840	155,584
ValueClick, Inc.* (Internet)	13,260	360,539
VeriSign, Inc.* (Internet)	33,150	1,130,083
Vignette Corp.* (Internet)	3,740	64,478
Websense, Inc.* (Internet)	5,950	109,480
Yahoo!, Inc.* (Internet)	65,450	2,035,495

TOTAL COMMON STOCKS (Cost $8,422,275)		17,968,535

	Principal Amount
Repurchase Agreements (24.6%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,940,252 (Collateralized by $1,707,000 Federal National Mortgage Association, 6.25%, 5/15/29, market value $1,980,324)	$1,940,000	1,940,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $581,075 (Collateralized by $586,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $593,742)	581,000	581,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $3,392,443 (Collateralized by $3,380,000 of various U.S. Government Agency Obligations, 5.20%-5.50%, 11/20/09-7/30/10, market value $3,461,083)	3,392,000	3,392,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,913,000)		5,913,000

TOTAL INVESTMENT SECURITIES (Cost $14,335,275)—99.5%		23,881,535
Net other assets (liabilities) — 0.5%		113,223

NET ASSETS — 100.0%		$23,994,758

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 11/26/07	$18,106,188	$166,614

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Diversified Financial Services	5.2%
Internet	64.8%
Software	4.9%
Other**	25.1%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Mobile Telecommunications UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (62.5%)
Alltel Corp. (Telecommunications)	20,532	$1,460,852
Dobson Communications Corp. - Class A* (Telecommunications)	9,027	116,809
Leap Wireless International, Inc.* (Telecommunications)	2,832	201,950
MetroPCS Communications, Inc.* (Telecommunications)	10,443	234,968
NII Holdings, Inc. - Class B* (Telecommunications)	10,266	595,428
Sprint Corp. (Telecommunications)	107,725	1,842,097
TeleCorp PCS, Inc. - Class A*,(a) (Telecommunications)	1,885	0
Telephone & Data Systems, Inc. (Telecommunications)	3,009	210,028
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	3,009	198,143
US Cellular Corp.* (Telecommunications)	885	83,323

TOTAL COMMON STOCKS (Cost $3,142,827)		4,943,598

	Principal Amount
Repurchase Agreements (27.7%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $720,094 (Collateralized by $740,000 Federal Home Loan Bank, 4.625%, 10/24/08, market value $741,550)	$720,000	720,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $215,028 (Collateralized by $216,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/15/13, market value $219,505)	215,000	215,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,260,165 (Collateralized by $1,260,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $1,285,791)	1,260,000	1,260,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,195,000)		2,195,000

TOTAL INVESTMENT SECURITIES (Cost $5,337,827)—90.2%		7,138,598
Net other assets (liabilities) — 9.8%		776,953

NET ASSETS — 100.0%		$7,915,551

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 11/26/07	$6,688,638	$(200,699)

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries as of October 31, 2007:

Telecommunications	62.5%
Other**	37.5%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Oil & Gas UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (74.9%)
Anadarko Petroleum Corp. (Oil & Gas)	38,998	$2,301,662
Apache Corp. (Oil & Gas)	27,047	2,807,749
Atwood Oceanics, Inc.* (Oil & Gas)	2,516	211,948
Baker Hughes, Inc. (Oil & Gas Services)	26,418	2,290,969
Berry Petroleum Co. - Class A (Oil & Gas)	3,145	153,224
BJ Services Co. (Oil & Gas Services)	24,531	617,936
Bristow Group, Inc.* (Transportation)	1,887	94,142
Cabot Oil & Gas Corp. (Oil & Gas)	8,177	324,545
Cameron International Corp.* (Oil & Gas Services)	8,806	857,352
Cheniere Energy, Inc.* (Oil & Gas)	3,774	152,847
Chesapeake Energy Corp. (Oil & Gas)	37,111	1,465,142
ChevronTexaco Corp. (Oil & Gas)	177,378	16,231,861
Cimarex Energy Co. (Oil & Gas)	6,919	280,289
Comstock Resources, Inc.* (Oil & Gas)	3,774	137,940
ConocoPhillips (Oil & Gas)	126,429	10,741,408
Core Laboratories NV ADR* (Oil & Gas Services)	1,887	275,389
Crosstex Energy, Inc. (Oil & Gas)	3,774	139,147
Delta Petroleum Corp.* (Oil & Gas)	5,661	105,861
Denbury Resources, Inc.* (Oil & Gas)	10,064	569,622
Devon Energy Corp. (Oil & Gas)	34,595	3,231,173
Diamond Offshore Drilling, Inc. (Oil & Gas)	5,661	640,995
Dresser-Rand Group, Inc.* (Oil & Gas Services)	6,919	267,765
Dynegy, Inc. - Class A* (Electric)	33,337	307,034
El Paso Corp. (Pipelines)	58,497	1,033,057
Encore Acquisition Co.* (Oil & Gas)	4,403	161,590
Ensco International, Inc. (Oil & Gas)	12,580	698,064
EOG Resources, Inc. (Oil & Gas)	20,128	1,783,341
EXCO Resources, Inc.* (Oil & Gas)	6,919	116,793
Exterran Holdings, Inc.* (Oil & Gas Services)	5,661	476,656
Exxon Mobil Corp. (Oil & Gas)	461,686	42,470,495
FMC Technologies, Inc.* (Oil & Gas Services)	10,693	648,317
Forest Oil Corp.* (Oil & Gas)	6,290	305,631
Frontier Oil Corp. (Oil & Gas)	8,806	403,227
Global Industries, Ltd.* (Oil & Gas Services)	7,548	185,832
GlobalSantaFe Corp.ADR (Oil & Gas)	18,870	1,529,036
Grant Prideco, Inc.* (Oil & Gas Services)	10,693	525,668
Grey Wolf, Inc.* (Oil & Gas)	15,096	84,990
Halliburton Co. (Oil & Gas Services)	74,222	2,925,831
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,919	320,004
Helmerich & Payne, Inc. (Oil & Gas)	8,177	258,557
Hess Corp. (Oil & Gas)	23,902	1,711,622
Holly Corp. (Oil & Gas)	3,774	237,007
ION Geophysical Corp.* (Oil & Gas Services)	5,661	85,764
Marathon Oil Corp. (Oil & Gas)	60,384	3,570,506
Mariner Energy, Inc.* (Oil & Gas)	6,919	172,975
Murphy Oil Corp. (Oil & Gas)	14,467	1,065,205
Nabors Industries, Ltd.ADR* (Oil & Gas)	23,273	653,506
National-Oilwell Varco, Inc.* (Oil & Gas Services)	28,934	2,119,126
Newfield Exploration Co.* (Oil & Gas)	10,693	575,711
Newpark Resources, Inc.* (Oil & Gas Services)	7,548	47,326
Noble Corp.ADR (Oil & Gas)	22,644	1,199,000
Noble Energy, Inc. (Oil & Gas)	14,467	1,107,304
Occidental Petroleum Corp. (Oil & Gas)	69,190	4,777,570
Oceaneering International, Inc.* (Oil & Gas Services)	4,403	340,220
OGE Energy Corp. (Electric)	7,548	289,088
Oil States International, Inc.* (Oil & Gas Services)	4,403	190,166
Parker Drilling Co.* (Oil & Gas)	9,435	79,631
Patterson-UTI Energy, Inc. (Oil & Gas)	13,209	263,387
Penn Virginia Corp. (Oil & Gas)	3,145	152,218
Petrohawk Energy Corp.* (Oil & Gas)	13,838	256,003
Pioneer Natural Resources Co. (Oil & Gas)	10,064	513,465
Plains Exploration & Production Co.* (Oil & Gas)	6,290	320,476
Pogo Producing Co. (Oil & Gas)	3,774	224,779
Pride International, Inc.* (Oil & Gas)	13,838	510,622
Quicksilver Resources, Inc.* (Oil & Gas)	4,403	250,971
Range Resources Corp. (Oil & Gas)	12,580	565,219
Rowan Cos., Inc. (Oil & Gas)	9,435	367,776
Schlumberger, Ltd.ADR (Oil & Gas Services)	99,382	9,597,320
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,887	172,944
Smith International, Inc. (Oil & Gas Services)	16,354	1,080,182
Southwestern Energy Co.* (Oil & Gas)	13,838	715,840
St. Mary Land & Exploration Co. (Oil & Gas)	5,032	213,156
Stone Energy Corp.* (Oil & Gas)	1,887	84,122
Sunoco, Inc. (Oil & Gas)	10,064	740,710
Superior Energy Services, Inc.* (Oil & Gas Services)	6,919	256,557
Swift Energy Co.* (Oil & Gas)	2,516	119,334
Tesoro Petroleum Corp. (Oil & Gas)	11,322	685,321
TETRA Technologies, Inc.* (Oil & Gas Services)	6,290	123,850
Tidewater, Inc. (Oil & Gas Services)	4,403	240,712
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	23,902	2,853,182
Ultra Petroleum Corp.* (Oil & Gas)	12,580	891,419
Unit Corp.* (Oil & Gas)	3,774	180,284
Valero Energy Corp. (Oil & Gas)	45,917	3,233,934
W-H Energy Services, Inc.* (Oil & Gas Services)	2,516	144,821
Weatherford International, Ltd.ADR* (Oil & Gas Services)	28,305	1,837,278
Whiting Petroleum Corp.* (Oil & Gas)	3,774	204,022

See accompanying notes to the Schedules of Portfolio Investments.

XTO Energy, Inc. (Oil & Gas)	32,079	2,129,404

TOTAL COMMON STOCKS (Cost $77,189,977)		145,284,124

	Principal Amount
Repurchase Agreements (24.2%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07,with a repurchase price of $15,419,004 (Collateralized by $15,615,000 of various U.S. Government Agency Obligations, 4.375%-5.00%, 9/12/08-9/13/10, market value $15,726,430)	$15,417,000	15,417,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07,with a repurchase price of $4,625,599 (Collateralized by $4,657,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $4,718,527)	4,625,000	4,625,000
UBS, 4.70%, 11/1/07+, dated 10/31/07,with a repurchase price of $26,937,516 (Collateralized by $26,939,000 of various U.S. Government Agency Obligations, 5.25%-5.50%, 8/3/09-8/22/12, market value $27,473,937)	26,934,000	26,934,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,976,000)		46,976,000

TOTAL INVESTMENT SECURITIES (Cost $124,165,977)—99.1%		192,260,124
Net other assets (liabilities) — 0.9%		1,802,367

NET ASSETS — 100.0%		$194,062,491

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 11/26/07	$145,288,714	$3,144,181

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Electric	0.3%
Oil & Gas	61.1%
Oil & Gas Services	13.0%
Pipelines	0.5%
Transportation	NM
Other**	25.1%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Oil Equipment, Services & Distribution UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (74.7%)
Atwood Oceanics, Inc.* (Oil & Gas)	2,121	$178,673
Baker Hughes, Inc. (Oil & Gas Services)	26,967	2,338,578
BJ Services Co. (Oil & Gas Services)	24,543	618,238
Bristow Group, Inc.* (Transportation)	1,818	90,700
Cameron International Corp.* (Oil & Gas Services)	9,090	885,002
Core Laboratories NV ADR* (Oil & Gas Services)	2,121	309,539
Crosstex Energy, Inc. (Oil & Gas)	3,939	145,231
Diamond Offshore Drilling, Inc. (Oil & Gas)	5,454	617,556
Dresser-Rand Group, Inc.* (Oil & Gas Services)	7,272	281,426
El Paso Corp. (Pipelines)	59,085	1,043,441
Ensco International, Inc. (Oil & Gas)	12,423	689,352
Exterran Holdings, Inc.* (Oil & Gas Services)	5,454	459,227
FMC Technologies, Inc.* (Oil & Gas Services)	10,908	661,352
Global Industries, Ltd.* (Oil & Gas Services)	7,272	179,037
GlobalSantaFe Corp.ADR (Oil & Gas)	19,089	1,546,782
Grant Prideco, Inc.* (Oil & Gas Services)	10,605	521,342
Grey Wolf, Inc.* (Oil & Gas)	15,453	87,000
Halliburton Co. (Oil & Gas Services)	74,538	2,938,288
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,969	322,316
Helmerich & Payne, Inc. (Oil & Gas)	7,878	249,102
ION Geophysical Corp.* (Oil & Gas Services)	5,757	87,219
Nabors Industries, Ltd.ADR* (Oil & Gas)	23,634	663,643
National-Oilwell Varco, Inc.* (Oil & Gas Services)	29,694	2,174,789
Newpark Resources, Inc.* (Oil & Gas Services)	7,575	47,495
Noble Corp.ADR (Oil & Gas)	22,422	1,187,245
Oceaneering International, Inc.* (Oil & Gas Services)	4,545	351,192
OGE Energy Corp. (Electric)	7,575	290,123
Oil States International, Inc.* (Oil & Gas Services)	4,242	183,212
Parker Drilling Co.* (Oil & Gas)	9,393	79,277
Patterson-UTI Energy, Inc. (Oil & Gas)	13,029	259,798
Pride International, Inc.* (Oil & Gas)	13,938	514,312
Rowan Cos., Inc. (Oil & Gas)	9,393	366,139
Schlumberger, Ltd.ADR (Oil & Gas Services)	99,990	9,656,034
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,121	194,390
Smith International, Inc. (Oil & Gas Services)	16,665	1,100,723
Superior Energy Services, Inc.* (Oil & Gas Services)	6,666	247,175
TETRA Technologies, Inc.* (Oil & Gas Services)	6,363	125,288
Tidewater, Inc. (Oil & Gas Services)	4,545	248,475
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	24,240	2,893,529
Unit Corp.* (Oil & Gas)	3,939	188,166
W-H Energy Services, Inc.* (Oil & Gas Services)	2,424	139,526
Weatherford International, Ltd.ADR* (Oil & Gas Services)	28,482	1,848,767

TOTAL COMMON STOCKS (Cost $29,129,521)		37,008,699

	Principal Amount
Repurchase Agreements (26.1%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $4,244,552 (Collateralized by $3,805,000 of various U.S. Government Agency Obligations, 5.75%-6.25%, 5/15/29-6/27/16, market value $4,329,971)	$4,244,000	4,244,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,272,165 (Collateralized by $1,281,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $1,297,924)	1,272,000	1,272,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $7,419,969 (Collateralized by $7,299,000 of various U.S. Government Agency Obligations, 5.20%-5.625%, 11/20/09-3/15/11, market value $7,568,048)	7,419,000	7,419,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,935,000)		12,935,000

TOTAL INVESTMENT SECURITIES (Cost $42,064,521)—100.8%		49,943,699
Net other assets (liabilities) — (0.8)%		(373,367)

NET ASSETS — 100.0%		$49,570,332

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index expiring 11/26/07	$37,304,072	$(293,095)

Oil Equipment, Services & Distribution UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Electric	0.6%
Oil & Gas	19.4%
Oil & Gas Services	52.4%
Pipelines	2.1%

See accompanying notes to the Schedules of Portfolio Investments.

Transportation	0.2%
Other**	25.3%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Pharmaceuticals UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (73.9%)
Abbott Laboratories (Pharmaceuticals)	9,380	$512,336
Abraxis Bioscience, Inc.* (Pharmaceuticals)	134	3,329
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	201	8,832
Alkermes, Inc.* (Pharmaceuticals)	603	9,769
Allergan, Inc. (Pharmaceuticals)	1,876	126,780
Alpharma, Inc. - Class A* (Pharmaceuticals)	268	5,526
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	670	38,404
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,360	340,686
Cephalon, Inc.* (Pharmaceuticals)	402	29,643
Eli Lilly & Co. (Pharmaceuticals)	5,896	319,268
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	804	23,557
Forest Laboratories, Inc.* (Pharmaceuticals)	1,943	75,913
Hospira, Inc.* (Pharmaceuticals)	938	38,767
Johnson & Johnson (Healthcare - Products)	17,755	1,157,093
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,474	15,624
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	335	9,946
Merck & Co., Inc. (Pharmaceuticals)	13,333	776,781
MGI Pharma, Inc.* (Pharmaceuticals)	469	15,280
Mylan Laboratories, Inc. (Pharmaceuticals)	1,541	23,177
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	134	2,072
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	201	3,706
Perrigo Co. (Pharmaceuticals)	469	11,120
Pfizer, Inc. (Pharmaceuticals)	42,344	1,042,086
Schering-Plough Corp. (Pharmaceuticals)	9,179	280,143
Sepracor, Inc.* (Pharmaceuticals)	670	18,452
The Medicines Co.* (Pharmaceuticals)	335	6,415
Theravance, Inc.* (Pharmaceuticals)	335	8,382
Valeant Pharmaceuticals International* (Pharmaceuticals)	469	6,824
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	603	18,428
Wyeth (Pharmaceuticals)	6,774	329,420

TOTAL COMMON STOCKS (Cost $3,784,220)		5,257,759

	Principal Amount
Repurchase Agreements (23.7%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $553,072 (Collateralized by $562,000 of various U.S. Treasury Securities, 4.50%-4.625%, 10/24/08-2/15/09, market value $565,784)	$553,000	553,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $165,021 (Collateralized by $166,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/15/13, market value $168,739)	165,000	165,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $969,127 (Collateralized by $969,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $988,834)	969,000	969,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,687,000)		1,687,000

	Shares
Rights/Warrants(NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	14	0	(a)

TOTAL RIGHTS/WARRANTS (Cost $0)		0

TOTAL INVESTMENT SECURITIES (Cost $5,471,220)—97.6%		6,944,759
Net other assets (liabilities) — 2.4%		172,303

NET ASSETS — 100.0%		$7,117,062

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%

(a)	Amount is less than $0.50.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 11/26/07	$5,356,785	$111,393

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Healthcare - Products	16.3%
Pharmaceuticals	57.6%
Other**	26.1%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Precious Metals UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (94.5%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $46,044,985 (Collateralized by $45,154,000 of various U.S. Government Agency Obligations, 4.50%-6.15%, 6/22/10-6/28/22, market value $46,965,044)	$46,039,000	$46,039,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $13,812,788 (Collateralized by $13,914,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/20/12, market value $14,090,495)	13,811,000	13,811,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $80,434,500 (Collateralized by $79,971,000 of various Federal Farm Credit Bank Securities, 5.00%-5.25%, 10/23/09-9/13/10, market value $82,032,618)	80,424,000	80,424,000

TOTAL REPURCHASE AGREEMENTS (Cost $140,274,000)		140,274,000

TOTAL INVESTMENT SECURITIES (Cost $140,274,000)—94.5%		140,274,000
Net other assets (liabilities) — 5.5%		8,144,222

NET ASSETS — 100.0%		$148,418,222

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 11/26/07	$222,316,713	$5,216,933

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Real Estate UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (74.9%)
Alexandria Real Estate Equities, Inc. (REIT)	1,856	$191,428
AMB Property Corp. (REIT)	6,264	409,352
American Financial Realty Trust (REIT)	8,120	54,729
Annaly Mortgage Management, Inc. (REIT)	24,476	418,295
Apartment Investment and Management Co. - Class A (REIT)	6,148	287,296
Avalonbay Communities, Inc. (REIT)	4,988	611,778
BioMed Realty Trust, Inc. (REIT)	4,176	99,765
Boston Properties, Inc. (REIT)	7,540	816,884
Brandywine Realty Trust (REIT)	5,568	144,044
BRE Properties, Inc. - Class A (REIT)	3,248	177,990
Brookfield Properties Corp.ADR (Real Estate)	12,992	324,410
Camden Property Trust (REIT)	3,596	224,211
CapitalSource, Inc. (Diversified Financial Services)	8,932	162,741
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	12,876	313,917
CBL & Associates Properties, Inc. (REIT)	4,176	138,267
Colonial Properties Trust (REIT)	2,900	90,857
Corporate Office Properties Trust (REIT)	3,016	124,651
Cousins Properties, Inc. (REIT)	2,668	76,812
DCT Industrial Trust, Inc. (REIT)	10,672	114,511
Developers Diversified Realty Corp. (REIT)	7,888	397,555
DiamondRock Hospitality Co. (REIT)	6,032	115,573
Digital Realty Trust, Inc. (REIT)	3,596	158,188
Douglas Emmett, Inc. (REIT)	6,264	164,806
Duke-Weeks Realty Corp. (REIT)	8,700	279,705
Entertainment Properties Trust (REIT)	1,624	89,109
Equity Lifestyle Properties, Inc. (REIT)	1,392	69,934
Equity Residential Properties Trust (REIT)	17,632	736,665
Essex Property Trust, Inc. (REIT)	1,624	200,450
Federal Realty Investment Trust (REIT)	3,596	317,239
FelCor Lodging Trust, Inc. (REIT)	3,944	82,587
First Industrial Realty Trust, Inc. (REIT)	2,900	118,175
Forest City Enterprises, Inc. - Class A (Real Estate)	4,060	231,095
Franklin Street Properties Corp. (REIT)	4,060	65,975
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	10,208	43,894
General Growth Properties, Inc. (REIT)	14,616	794,526
HCP, Inc. (REIT)	12,992	442,248
Health Care REIT, Inc. (REIT)	5,104	226,056
Healthcare Realty Trust, Inc. (REIT)	3,016	79,743
Highwoods Properties, Inc. (REIT)	3,596	129,312
Home Properties, Inc. (REIT)	2,088	107,365
Hospitality Properties Trust (REIT)	5,916	234,274
Host Marriott Corp. (REIT)	33,060	732,610
HRPT Properties Trust (REIT)	13,340	125,263
iStar Financial, Inc. (REIT)	8,120	247,741
Jones Lang LaSalle, Inc. (Real Estate)	2,320	221,166
Kilroy Realty Corp. (REIT)	2,088	135,804
Kimco Realty Corp. (REIT)	13,920	577,958
LaSalle Hotel Properties (REIT)	2,552	105,449
Lexington Corporate Properties Trust (REIT)	3,944	78,052
Liberty Property Trust (REIT)	5,800	218,196
Mack-Cali Realty Corp. (REIT)	4,292	169,920
Maguire Properties, Inc. (REIT)	2,320	63,220
Mid-America Apartment Communities, Inc. (REIT)	1,624	84,448
National Retail Properties, Inc. (REIT)	4,292	108,802
Nationwide Health Properties, Inc. (REIT)	5,800	181,076
Newcastle Investment Corp. (REIT)	3,364	49,955
Pennsylvania REIT (REIT)	2,436	92,933
Plum Creek Timber Co., Inc. (Forest Products & Paper)	11,020	492,263
Post Properties, Inc. (REIT)	2,784	114,144
Potlatch Corp. (Forest Products & Paper)	2,436	116,100
ProLogis (REIT)	16,240	1,165,058
Public Storage, Inc. (REIT)	8,120	657,476
RAIT Financial Trust (REIT)	3,828	34,835
Rayonier, Inc. (Forest Products & Paper)	4,872	235,269
Realty Income Corp. (REIT)	6,380	188,465
Redwood Trust, Inc. (REIT)	1,624	42,792
Regency Centers Corp. (REIT)	4,408	315,084
Senior Housing Properties Trust (REIT)	5,336	119,633
Simon Property Group, Inc. (REIT)	14,152	1,473,365
SL Green Realty Corp. (REIT)	3,712	447,890
St. Joe Co. (Real Estate)	4,756	161,038
Strategic Hotels & Resorts, Inc. (REIT)	4,756	103,871
Sunstone Hotel Investors, Inc. (REIT)	3,828	106,457
Taubman Centers, Inc. (REIT)	3,364	198,039
The Macerich Co. (REIT)	4,524	387,752
Thornburg Mortgage Asset Corp. (REIT)	7,772	81,606
UDR, Inc. (REIT)	8,584	203,784
Ventas, Inc. (REIT)	8,468	363,192
Vornado Realty Trust (REIT)	9,048	1,010,843
Washington REIT (REIT)	3,016	106,224
Weingarten Realty Investors (REIT)	5,104	195,279

TOTAL COMMON STOCKS (Cost $15,302,603)		21,379,464

	Principal Amount
Repurchase Agreements (24.5%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $2,289,298 (Collateralized by $2,013,000 Federal National Mortgage Association, 6.25%, 5/15/29, market value $2,335,320)	$2,289,000	2,289,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $686,081 (Collateralized by $691,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $700,129)	686,000	686,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $4,003,523 (Collateralized by $3,988,000 of various U.S. Government Agency Obligations, 5.20%-5.50%, 11/20/09-7/30/10, market value $4,083,835)	4,003,000	4,003,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,978,000)		6,978,000

TOTAL INVESTMENT SECURITIES (Cost $22,280,603)—99.4%		28,357,464
Net other assets (liabilities) — 0.6%		172,417

NET ASSETS — 100.0%		$28,529,881

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 11/26/07	$21,457,383	$410,785

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Diversified Financial Services	0.7%
Forest Products & Paper	2.9%
REIT	66.9%
Real Estate	4.4%
Other**	25.1%

**	Includes any non-equity securities and net other assets (liabilities).

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Semiconductor UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (73.7%)
Actel Corp.* (Semiconductors)	578	$6,583
Advanced Micro Devices, Inc.* (Semiconductors)	13,005	170,105
Altera Corp. (Semiconductors)	8,092	158,765
Amkor Technology, Inc.* (Semiconductors)	2,601	29,469
Analog Devices, Inc. (Semiconductors)	7,225	241,749
Applied Materials, Inc. (Semiconductors)	32,657	634,199
Applied Micro Circuits Corp.* (Semiconductors)	6,647	21,403
Asyst Technologies, Inc.* (Semiconductors)	1,156	5,549
Atheros Communications* (Telecommunications)	1,445	50,720
Atmel Corp.* (Semiconductors)	10,693	52,289
ATMI, Inc.* (Semiconductors)	867	27,865
Axcelis Technologies, Inc.* (Semiconductors)	2,312	10,843
Broadcom Corp. - Class A* (Semiconductors)	10,982	357,464
Brooks Automation, Inc.* (Semiconductors)	1,445	18,756
Cabot Microelectronics Corp.* (Chemicals)	578	22,935
Cirrus Logic, Inc.* (Semiconductors)	2,023	12,442
Cohu, Inc. (Semiconductors)	578	9,479
Conexant Systems, Inc.* (Semiconductors)	11,560	14,797
Cree Research, Inc.* (Semiconductors)	2,023	56,644
Cymer, Inc.* (Electronics)	867	36,848
Cypress Semiconductor Corp.* (Semiconductors)	3,468	126,755
DSP Group, Inc.* (Semiconductors)	578	9,127
Entegris, Inc.* (Semiconductors)	2,601	23,747
Exar Corp.* (Semiconductors)	1,156	14,057
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,890	52,743
First Solar, Inc.* (Energy - Alternate Sources)	867	137,688
FormFactor, Inc.* (Semiconductors)	1,156	45,211
Integrated Device Technology, Inc.* (Semiconductors)	4,624	62,100
Intel Corp. (Semiconductors)	131,275	3,531,298
InterDigital, Inc.* (Telecommunications)	1,156	24,842
International Rectifier Corp.* (Semiconductors)	1,734	57,881
Intersil Corp. - Class A (Semiconductors)	3,179	96,451
KLA -Tencor Corp. (Semiconductors)	4,624	243,454
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,156	8,751
Lam Research Corp.* (Semiconductors)	2,890	145,078
Lattice Semiconductor Corp.* (Semiconductors)	2,601	10,872
Linear Technology Corp. (Semiconductors)	5,202	171,770
LSI Logic Corp.* (Semiconductors)	16,762	110,629
LTX Corp.* (Semiconductors)	1,445	4,783
Marvell Technology Group, Ltd.ADR* (Semiconductors)	10,982	198,006
MEMC Electronic Materials, Inc.* (Semiconductors)	5,202	380,890
Micrel, Inc. (Semiconductors)	1,445	13,077
Microchip Technology, Inc. (Semiconductors)	5,202	172,550
Micron Technology, Inc.* (Semiconductors)	17,918	188,318
Microsemi Corp.* (Semiconductors)	1,734	46,142
National Semiconductor Corp. (Semiconductors)	6,358	159,840
Novellus Systems, Inc.* (Semiconductors)	2,890	82,105
NVIDIA Corp.* (Semiconductors)	12,716	449,892
OmniVision Technologies, Inc.* (Semiconductors)	1,156	25,605
ON Semiconductor Corp.* (Semiconductors)	6,936	70,747
Photronics, Inc.* (Semiconductors)	867	9,485
PMC-Sierra, Inc.* (Semiconductors)	4,913	44,266
Rambus, Inc.* (Semiconductors)	2,312	45,755
RF Micro Devices, Inc.* (Telecommunications)	4,624	28,761
SanDisk Corp.* (Computers)	5,491	243,800
Semtech Corp.* (Semiconductors)	1,445	24,724
Silicon Image, Inc.* (Semiconductors)	2,023	12,887
Silicon Laboratories, Inc.* (Semiconductors)	1,156	50,517
Silicon Storage Technology, Inc.* (Computers)	2,023	6,716
SiRF Technology Holdings, Inc.* (Semiconductors)	1,445	43,076
Skyworks Solutions, Inc.* (Semiconductors)	3,757	34,640
Teradyne, Inc.* (Semiconductors)	4,335	53,494
Tessera Technologies, Inc.* (Semiconductors)	1,156	44,148
Texas Instruments, Inc. (Semiconductors)	34,102	1,111,725
Trident Microsystems, Inc.* (Software)	1,445	10,881
TriQuint Semiconductor, Inc.* (Semiconductors)	3,179	19,932
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,734	79,799
Xilinx, Inc. (Semiconductors)	6,936	169,238
Zoran Corp.* (Semiconductors)	1,156	29,478

TOTAL COMMON STOCKS (Cost $6,405,053)		10,666,635

	Principal Amount
Repurchase Agreements (28.8%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,368,178 (Collateralized by $1,268,000 of various U.S. Government Agency Obligations, 4.625%-6.25%, 10/24/08-5/15/29, market value $1,398,340)	$1,368,000	1,368,000

See accompanying notes to the Schedules of Portfolio Investments.

Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $410,053 (Collateralized by $413,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $418,456)	410,000	410,000

UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $2,395,313 (Collateralized by $2,395,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $2,444,023)	2,395,000	2,395,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,173,000)		4,173,000

TOTAL INVESTMENT SECURITIES (Cost $10,578,053)—102.5%		14,839,635
Net other assets (liabilities) — (2.5)%		(363,110)

NET ASSETS — 100.0%		$14,476,525

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index expiring 11/26/07	$10,828,555	$(143,872)

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Chemicals	0.1%
Computers	1.7%
Electronics	0.2%
Energy - Alternate Sources	0.9%
Semiconductors	70.0%
Software	0.1%
Telecommunications	0.7%
Other**	26.3%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Technology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (74.9%)
3Com Corp.* (Telecommunications)	2,944	$14,367
ADC Telecommunications, Inc.* (Telecommunications)	736	13,763
Adobe Systems, Inc.* (Software)	4,416	211,526
ADTRAN, Inc. (Telecommunications)	368	8,858
Advanced Micro Devices, Inc.* (Semiconductors)	4,048	52,948
Akamai Technologies, Inc.* (Internet)	1,104	43,266
Altera Corp. (Semiconductors)	2,576	50,541
Amdocs, Ltd.ADR* (Telecommunications)	1,472	50,637
American Tower Corp.* (Telecommunications)	2,944	130,066
Amkor Technology, Inc.* (Semiconductors)	736	8,339
Analog Devices, Inc. (Semiconductors)	2,208	73,880
Andrew Corp.* (Telecommunications)	1,104	16,185
ANSYS, Inc.* (Software)	736	28,564
Apple Computer, Inc.* (Computers)	6,624	1,258,229
Applied Materials, Inc. (Semiconductors)	10,304	200,104
Arris Group, Inc.* (Telecommunications)	736	8,464
Atheros Communications* (Telecommunications)	368	12,917
Atmel Corp.* (Semiconductors)	3,312	16,196
Autodesk, Inc.* (Software)	1,840	89,976
Avocent Corp.* (Internet)	368	9,947
BEA Systems, Inc.* (Software)	2,944	49,754
BMC Software, Inc.* (Software)	1,472	49,812
Broadcom Corp. - Class A* (Semiconductors)	3,680	119,784
Brocade Communications Systems, Inc.* (Computers)	2,944	27,997
CA, Inc. (Software)	2,944	77,869
CACI International, Inc. - Class A* (Computers)	368	19,817
Cadence Design Systems, Inc.* (Computers)	2,208	43,277
Cerner Corp.* (Software)	368	21,918
Check Point Software Technologies, Ltd.ADR* (Internet)	1,472	37,183
Ciena Corp.* (Telecommunications)	736	35,225
Cisco Systems, Inc.* (Telecommunications)	46,000	1,520,760
Citrix Systems, Inc.* (Software)	1,472	63,281
Cognizant Technology Solutions Corp.* (Computers)	2,208	91,544
Computer Sciences Corp.* (Computers)	1,472	85,950
Compuware Corp.* (Software)	2,208	22,080
Corning, Inc. (Telecommunications)	11,776	285,803
Cree Research, Inc.* (Semiconductors)	736	20,608
Crown Castle International Corp.* (Telecommunications)	2,208	90,682
Cymer, Inc.* (Electronics)	368	15,640
Cypress Semiconductor Corp.* (Semiconductors)	1,104	40,351
Dell, Inc.* (Computers)	15,088	461,693
Diebold, Inc. (Computers)	368	15,397
Digital River, Inc.* (Internet)	368	19,526
DST Systems, Inc.* (Computers)	368	31,173
Dycom Industries, Inc.* (Engineering & Construction)	368	10,396
Electronic Data Systems Corp. (Computers)	3,680	79,451
Electronics for Imaging, Inc.* (Computers)	368	8,390
EMC Corp.* (Computers)	15,824	401,771
Emulex Corp.* (Semiconductors)	736	15,942
Equinix, Inc.* (Internet)	368	42,931
F5 Networks, Inc.* (Internet)	736	26,518
Fair Isaac Corp. (Software)	368	13,955
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,104	20,148
First Solar, Inc.* (Energy - Alternate Sources)	368	58,442
FormFactor, Inc.* (Semiconductors)	368	14,392
Foundry Networks, Inc.* (Telecommunications)	1,104	23,338
Gartner Group, Inc.* (Commercial Services)	368	8,059
Google, Inc. - Class A* (Internet)	1,840	1,300,880
Harris Corp. (Telecommunications)	1,104	66,858
Hewlett-Packard Co. (Computers)	19,872	1,026,985
IKON Office Solutions, Inc. (Office/Business Equipment)	736	9,715
Informatica Corp.* (Software)	736	12,571
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,104	23,449
Insight Enterprises, Inc.* (Retail)	368	10,171
Integrated Device Technology, Inc.* (Semiconductors)	1,472	19,769
Intel Corp. (Semiconductors)	43,792	1,178,005
Intermec, Inc.* (Machinery-Diversified)	368	9,355
International Business Machines Corp. (Computers)	10,304	1,196,500
International Rectifier Corp.* (Semiconductors)	368	12,284
Intersil Corp. - Class A (Semiconductors)	1,104	33,495
Intuit, Inc.* (Software)	2,208	71,031
j2 Global Communications, Inc.* (Internet)	368	12,398
Jack Henry & Associates, Inc. (Computers)	736	21,506
JDS Uniphase Corp.* (Telecommunications)	1,472	22,463
Juniper Networks, Inc.* (Telecommunications)	4,048	145,728
KLA -Tencor Corp. (Semiconductors)	1,472	77,501
Lam Research Corp.* (Semiconductors)	1,104	55,421
Lexmark International, Inc. - Class A* (Computers)	736	30,905
Linear Technology Corp. (Semiconductors)	1,840	60,757
LSI Logic Corp.* (Semiconductors)	5,520	36,432
Macrovision Corp.* (Entertainment)	368	8,832
Marvell Technology Group, Ltd.ADR* (Semiconductors)	3,312	59,715

See accompanying notes to the Schedules of Portfolio Investments.

McAfee, Inc.* (Internet)	1,104	45,650
MEMC Electronic Materials, Inc.* (Semiconductors)	1,840	134,725
Mentor Graphics Corp.* (Computers)	736	11,791
Microchip Technology, Inc. (Semiconductors)	1,472	48,826
Micron Technology, Inc.* (Semiconductors)	5,520	58,015
Micros Systems, Inc.* (Computers)	368	26,430
Microsemi Corp.* (Semiconductors)	368	9,792
Microsoft Corp. (Software)	62,928	2,316,380
Motorola, Inc. (Telecommunications)	17,296	324,992
National Semiconductor Corp. (Semiconductors)	1,840	46,258
NCR Corp.* (Computers)	1,472	40,612
Network Appliance, Inc.* (Computers)	2,576	81,118
Novell, Inc.* (Software)	2,576	19,475
Novellus Systems, Inc.* (Semiconductors)	1,104	31,365
Nuance Communications, Inc.* (Software)	1,104	24,409
NVIDIA Corp.* (Semiconductors)	4,048	143,218
ON Semiconductor Corp.* (Semiconductors)	2,208	22,522
Oracle Corp.* (Software)	29,440	652,685
Palm, Inc. (Computers)	736	6,639
Parametric Technology Corp.* (Software)	736	14,058
Perot Systems Corp. - Class A* (Computers)	736	10,746
Pitney Bowes, Inc. (Office/Business Equipment)	1,840	73,674
Plantronics, Inc. (Telecommunications)	368	10,065
PMC-Sierra, Inc.* (Semiconductors)	1,472	13,263
Polycom, Inc.* (Telecommunications)	736	20,593
Progress Software Corp.* (Software)	368	12,037
QLogic Corp.* (Semiconductors)	1,104	17,145
Qualcomm, Inc. (Telecommunications)	12,512	534,638
Rambus, Inc.* (Semiconductors)	736	14,565
Red Hat, Inc.* (Software)	1,472	31,780
RF Micro Devices, Inc.* (Telecommunications)	1,472	9,156
SAIC, Inc.* (Commercial Services)	736	14,507
Salesforce.com, Inc.* (Software)	736	41,488
SanDisk Corp.* (Computers)	1,840	81,696
SBA Communications Corp. - Class A* (Telecommunications)	736	26,202
Seagate TechnologyADR (Computers)	4,048	112,696
Seagate Technology, Inc.*(a) (Computers)	126	0
Semtech Corp.* (Semiconductors)	368	6,296
Silicon Laboratories, Inc.* (Semiconductors)	368	16,082
Skyworks Solutions, Inc.* (Semiconductors)	1,104	10,179
Sonus Networks, Inc.* (Telecommunications)	1,840	12,696
SRA International, Inc. - Class A* (Computers)	368	10,105
Sun Microsystems, Inc.* (Computers)	26,496	151,292
Sybase, Inc.* (Software)	736	21,050
Symantec Corp.* (Internet)	6,624	124,399
Synopsys, Inc.* (Computers)	1,104	31,199
Tech Data Corp.* (Distribution/Wholesale)	368	14,473
Tellabs, Inc.* (Telecommunications)	2,944	25,937
Teradata Corp.* (Computers)	1,472	41,996
Teradyne, Inc.* (Semiconductors)	1,472	18,164
Tessera Technologies, Inc.* (Semiconductors)	368	14,054
Texas Instruments, Inc. (Semiconductors)	10,672	347,907
Tibco Software, Inc.* (Internet)	1,472	13,513
Unisys Corp.* (Computers)	2,576	15,662
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	736	33,871
VeriFone Holdings, Inc.* (Software)	368	18,190
VeriSign, Inc.* (Internet)	1,840	62,726
Western Digital Corp.* (Computers)	1,840	47,693
Xerox Corp.* (Office/Business Equipment)	6,992	121,940
Xilinx, Inc. (Semiconductors)	2,208	53,875
Yahoo!, Inc.* (Internet)	9,568	297,565

TOTAL COMMON STOCKS (Cost $14,013,926)		18,366,431

	Principal Amount
Repurchase Agreements (23.1%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,855,241 (Collateralized by $1,632,000 Federal National Mortgage Association, 6.25%, 5/15/29, market value $1,893,315)	$1,855,000	1,855,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $556,072 (Collateralized by $561,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $568,412)	556,000	556,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $3,246,424 (Collateralized by $3,234,000 of various U.S. Government Agency Obligations, 5.20%-5.50%, 11/20/09-7/30/10, market value $3,311,764)	3,246,000	3,246,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,657,000)		5,657,000

TOTAL INVESTMENT SECURITIES (Cost $19,670,926)—98.0%		24,023,431
Net other assets (liabilities)—2.0%		481,572

NET ASSETS — 100.0%		$24,505,003

*	Non-income producing security

(a)	Escrowed security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index expiring 11/26/07	$18,341,953	$539,294

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Commercial Services	0.1%
Computers	22.1%
Distribution/Wholesale	0.2%
Electronics	0.1%
Energy - Alternate Sources	0.2%
Engineering & Construction	NM
Entertainment	NM
Internet	8.4%
Machinery-Diversified	NM
Office/Business Equipment	0.8%
Retail	NM
Semiconductors	13.0%
Software	16.0%
Telecommunications	14.0%
Other**	25.1%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Telecommunications UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (64.3%)
Alltel Corp. (Telecommunications)	9,900	$704,385
AT&T, Inc. (Telecommunications)	120,250	5,025,247
CenturyTel, Inc. (Telecommunications)	2,970	130,829
Cincinnati Bell, Inc.* (Telecommunications)	6,930	37,561
Citizens Communications Co. (Telecommunications)	9,570	125,941
Dobson Communications Corp. - Class A* (Telecommunications)	4,290	55,513
Embarq Corp. (Telecommunications)	4,290	227,027
IDT Corp. - Class B (Telecommunications)	1,320	10,600
Leap Wireless International, Inc.* (Telecommunications)	1,320	94,129
Leucadia National Corp. (Holding Companies - Diversified)	4,620	234,049
Level 3 Communications, Inc.* (Telecommunications)	43,230	130,987
MetroPCS Communications, Inc.* (Telecommunications)	4,950	111,375
NII Holdings, Inc. - Class B* (Telecommunications)	4,950	287,100
Qwest Communications International, Inc.* (Telecommunications)	42,570	305,653
RCN Corp. (Telecommunications)	990	14,454
Sprint Corp. (Telecommunications)	78,870	1,348,677
TeleCorp PCS, Inc. - Class A(a) (Telecommunications)	140	0
Telephone & Data Systems, Inc. (Telecommunications)	1,320	92,136
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	1,320	86,922
Time Warner Telecom, Inc. - Class A* (Telecommunications)	3,960	92,030
US Cellular Corp.* (Telecommunications)	330	31,070
Verizon Communications, Inc. (Telecommunications)	82,500	3,800,775
Virgin Media, Inc. (Telecommunications)	8,250	182,407
Windstream Corp. (Telecommunications)	13,530	181,978

TOTAL COMMON STOCKS (Cost $9,606,518)		13,310,845

	Principal Amount
Repurchase Agreements (25.5%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,733,225 (Collateralized by $1,591,000 of various U.S. Government Agency Obligations, 4.625%-6.25%, 10/24/08-5/15/29, market value $1,771,479)	$1,733,000	1,733,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $519,067 (Collateralized by $524,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $530,923)	519,000	519,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $3,031,395 (Collateralized by $3,020,000 of various U.S. Government Agency Obligations, 5.20%-5.50%, 11/20/09-7/30/10, market value $3,093,059)	3,031,000	3,031,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,283,000)		5,283,000

TOTAL INVESTMENT SECURITIES (Cost $14,889,518)—89.8%		18,593,845
Net other assets (liabilities)—10.2%		2,105,377

NET ASSETS — 100.0%		$20,699,222

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 11/26/07	$17,744,304	$(129,844)

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Holding Companies - Diversified	1.1%
Telecommunications	63.2%
Other**	35.7%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Utilities UltraSector ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Shares	Value
Common Stocks (74.8%)
AGL Resources, Inc. (Gas)	4,304	$170,137
Allegheny Energy, Inc.* (Electric)	9,146	554,796
ALLETE, Inc. (Electric)	1,345	58,763
Alliant Energy Corp. (Electric)	6,187	247,480
Ameren Corp. (Electric)	11,298	610,770
American Electric Power, Inc. (Electric)	21,789	1,050,448
Aqua America, Inc. (Water)	7,263	168,937
Aquila, Inc.* (Electric)	20,713	86,580
Atmos Energy Corp. (Gas)	4,842	135,818
Avista Corp. (Electric)	2,959	65,246
Black Hills Corp. (Electric)	2,152	95,592
CenterPoint Energy, Inc. (Electric)	15,602	261,490
Cleco Corp. (Electric)	3,228	85,058
CMS Energy Corp. (Electric)	12,374	209,987
Consolidated Edison, Inc. (Electric)	15,064	709,364
Constellation Energy Group, Inc. (Electric)	9,953	942,549
Dominion Resources, Inc. (Electric)	16,140	1,478,908
DPL, Inc. (Electric)	6,187	179,670
DTE Energy Co. (Electric)	9,415	466,984
Duke Energy Corp. (Electric)	69,133	1,325,280
Edison International (Electric)	16,409	953,199
El Paso Electric Co.* (Electric)	2,421	58,951
Energen Corp. (Gas)	3,497	223,808
Energy East Corp. (Electric)	8,608	239,991
Entergy Corp. (Electric)	10,760	1,289,801
Equitable Resources, Inc. (Pipelines)	6,456	363,602
Exelon Corp. (Electric)	37,122	3,072,959
FirstEnergy Corp. (Electric)	16,947	1,181,206
FPL Group, Inc. (Electric)	20,444	1,398,778
Great Plains Energy, Inc. (Electric)	4,842	144,485
Hawaiian Electric Industries, Inc. (Electric)	4,573	106,094
IDACORP, Inc. (Electric)	2,421	84,469
Integrys Energy Group, Inc. (Electric)	4,304	231,598
Mirant Corp.* (Electric)	14,257	603,926
National Fuel Gas Co. (Pipelines)	3,766	182,613
New Jersey Resources Corp. (Gas)	1,614	79,489
Nicor, Inc. (Gas)	2,421	104,757
NiSource, Inc. (Electric)	15,064	308,059
Northeast Utilities System (Electric)	8,608	265,385
Northwest Natural Gas Co. (Gas)	1,345	64,789
NorthWestern Corp. (Electric)	1,883	51,933
NRG Energy, Inc.* (Electric)	13,181	601,844
NSTAR (Electric)	5,380	189,161
ONEOK, Inc. (Gas)	5,380	268,677
Pepco Holdings, Inc. (Electric)	10,760	306,552
PG&E Corp. (Electric)	19,368	947,676
Piedmont Natural Gas Co., Inc. (Gas)	4,035	103,014
Pinnacle West Capital Corp. (Electric)	5,380	217,352
PNM Resources, Inc. (Electric)	3,766	94,188
PPL Corp. (Electric)	21,251	1,098,677
Progress Energy, Inc. (Electric)	14,257	684,336
Public Service Enterprise Group, Inc. (Electric)	13,988	1,337,253
Puget Energy, Inc. (Electric)	6,456	182,382
Questar Corp. (Pipelines)	9,415	537,408
Reliant Resources, Inc.* (Electric)	18,830	518,202
SCANA Corp. (Electric)	5,918	240,212
Sempra Energy (Gas)	12,912	794,217
Sierra Pacific Resources (Electric)	12,105	204,211
Southern Co. (Electric)	41,426	1,518,677
Southern Union Co. (Gas)	5,649	177,943
Southwest Gas Corp. (Gas)	2,421	72,049
Spectra Energy Corp. (Pipelines)	34,701	901,532
TECO Energy, Inc. (Electric)	11,567	194,673
The AES Corp.* (Electric)	36,853	789,023
The Williams Cos., Inc. (Pipelines)	32,818	1,197,529
UGI Corp. (Gas)	5,918	157,537
Unisource Energy Corp. (Electric)	1,883	59,729
Vectren Corp. (Gas)	4,304	120,684
Westar Energy, Inc. (Electric)	5,111	136,055
WGL Holdings, Inc. (Gas)	2,690	91,245
Wisconsin Energy Corp. (Electric)	6,456	309,113
Xcel Energy, Inc. (Electric)	23,134	521,672

TOTAL COMMON STOCKS (Cost $24,244,346)		34,486,572

	Princial Amount
Repurchase Agreements (21.0%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $3,185,414 (Collateralized by $2,801,000 Federal National Mortgage Association, 6.25%, 5/15/29, market value $3,249,495)	$3,185,000	3,185,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $955,124 (Collateralized by $963,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $975,723)	955,000	955,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $5,569,727 (Collateralized by $5,536,000 Federal National Mortgage Association, 5.20%, 11/20/09, market value $5,681,400)	5,569,000	5,569,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,709,000)		9,709,000

TOTAL INVESTMENT SECURITIES (Cost $33,953,346)—95.8%		44,195,572
Net other assets (liabilities) — 4.2%		1,921,599

NET ASSETS — 100.0%		$46,117,171

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Index expiring 11/26/07	$34,460,002	$1,698,805

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2007:

Electric	61.8%
Gas	5.6%
Pipelines	7.0%
Water	0.4%
Other**	25.2%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Short Oil & Gas ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (104.2%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $10,488,363 (Collateralized by $10,182,000 of various U.S. Government Agency Obligations, 4.50%-6.25%, 6/22/10-5/15/29, market value $10,700,700)	$10,487,000	$10,487,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $3,145,407 (Collateralized by $3,167,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $3,208,841)	3,145,000	3,145,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $18,324,392 (Collateralized by $18,331,000 of various U.S. Government Agency Obligations, 5.00%-5.625%, 10/23/09-3/15/11, market value $18,689,329)	18,322,000	18,322,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,954,000)		31,954,000

TOTAL INVESTMENT SECURITIES (Cost $31,954,000)—104.2%		31,954,000
Net other assets (liabilities) — (4.2)%		(1,298,742)

NET ASSETS — 100.0%		$30,655,258

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 11/26/07	$(30,805,663)	$(831,569)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Short Precious Metals ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (104.6%)
HSBC, 4.68%, 11/1/07+, dated 10/31/2007, with a repurchase price of $14,683,909 (Collateralized by $14,678,000 of various U.S. Government Agency Obligations, 4.375%-5.75%, 9/13/10-6/27/16, market value $14,977,051)	$14,682,000	$14,682,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/2007, with a repurchase price of $4,404,570 (Collateralized by $4,434,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $4,492,581)	4,404,000	4,404,000
UBS, 4.70%, 11/1/07+, dated 10/31/2007, with a repurchase price of $25,655,349 (Collateralized by $25,666,000 of various U.S. Government Agency Obligations, 5.25%-5.50%, 8/3/09-8/22/12, market value $26,166,337)	25,652,000	25,652,000

TOTAL REPURCHASE AGREEMENTS (Cost $44,738,000)		44,738,000

TOTAL INVESTMENT SECURITIES (Cost $44,738,000)—104.6%		44,738,000
Net other assets (liabilities) — (4.6)%		(1,981,803)

NET ASSETS — 100.0%		$42,756,197

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 11/26/07	$(42,685,564)	$(3,026,434)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Short Real Estate ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (102.3%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $37,254,843 (Collateralized by $35,472,000 of various U.S. Government Agency Obligations, 4.375%-6.625%, 6/22/10-11/15/10, market value $37,995,959)	$37,250,000	$37,250,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $11,176,446 (Collateralized by $11,251,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $11,399,645)	11,175,000	11,175,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $65,080,495 (Collateralized by $66,405,000 of various U.S. Government Agency Obligations, 4.412%*-5.50%, 12/11/07-8/22/12, market value $66,374,167)	65,072,000	65,072,000

TOTAL REPURCHASE AGREEMENTS (Cost $113,497,000)		113,497,000

TOTAL INVESTMENT SECURITIES (Cost $113,497,000)—102.3%		113,497,000
Net other assets (liabilities) — (2.3)%		(2,537,887)

NET ASSETS — 100.0%		$110,959,113

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

*	Represents the effective yield or interest rate in effect at October 31, 2007.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 11/26/07	$(112,123,584)	$(2,172,361)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS U.S. Government Plus ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
U.S. Treasury Obligations (94.3%)
U.S. Treasury Bonds, 5.00%, 5/15/37	$19,000,000	$19,819,375

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,470,823)		19,819,375

Repurchase Agreements (7.8%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $533,070 (Collateralized by $547,000 of various U.S. Treasury Securities, 4.50%-4.625%, 10/24/08-2/15/09, market value $548,581)	533,000	533,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $158,021 (Collateralized by $158,000 Federal Home Loan Mortgage Corp., 6.00%, 8/15/13, market value $161,601)	158,000	158,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $939,123 (Collateralized by $939,000 Federal Farm Credit Bank, 5.50%, 7/30/10, market value $958,220)	939,000	939,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,630,000)		1,630,000

TOTAL INVESTMENT SECURITIES (Cost $21,100,823)—102.1%		21,449,375
Net other assets (liabilities) — (2.1)%		(432,029)

NET ASSETS — 100.0%		$21,017,346

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
30-year U.S. Treasury Bond Futures Contract expiring December 2007 (Underlying face amount at value $451,250)	4	$5,994

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (5.00% due 5/15/37) expiring 10/31/07	$6,363,063	$(31,323)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (5.00% due 5/15/37) expiring 10/31/07	104,313	(1,018)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Rising Rates Opportunity 10 ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (94.1%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $8,260,074 (Collateralized by $8,170,000 of various U.S. Government Agency Obligations, 4.50%-6.25%, 6/22/10-5/15/29, market value $8,426,762)	$8,259,000	$8,259,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $2,478,321 (Collateralized by $2,495,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $2,527,963)	2,478,000	2,478,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $14,431,884 (Collateralized by $14,532,000 of various Federal Farm Credit Bank Securities, 5.00%-5.50%, 10/23/09-7/30/10, market value $14,719,645)	14,430,000	14,430,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,167,000)		25,167,000

	Contracts
Options Purchased (NM)
10-year U.S. Treasury Note Call Option 116 expiring December 2007	50	206

TOTAL OPTIONS PURCHASED (Cost $873)		206

TOTAL INVESTMENT SECURITIES (Cost $25,167,873)—94.1%		25,167,206
Net other assets (liabilities) — 5.9%		1,581,273

NET ASSETS — 100.0%		$26,748,479

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
10-year U.S. Treasury Note Futures Contract expiring December 2007 (Underlying face amount at value $1,211,031)	11	$(1,392)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note (4.75% due 5/15/17) expiring 10/31/07	$(25,445,119)	$171,250

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Rising Rates Opportunity ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (98.5%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $57,552,481 (Collateralized by $57,355,000 of various U.S. Government Agency Obligations, 4.875%-6.25%, 9/12/08-5/15/29, market value $58,699,889)	$57,545,000	$57,545,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $17,264,234 (Collateralized by $17,390,000 of various U.S. Government Agency Obligations, 6.00%, 8/15/12-8/20/12, market value $17,610,093)	17,262,000	17,262,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $100,540,124 (Collateralized by $102,816,000 of various U.S. Government Agency Obligations, 4.417%*-5.20%, 12/31/07-5/7/10, market value $102,539,826)	100,527,000	100,527,000

TOTAL REPURCHASE AGREEMENTS (Cost $175,334,000)		175,334,000

	Contracts
Options Purchased (NM)
30-year U.S. Treasury Bond Call Option 132 expiring December 2007	650	1,900

TOTAL OPTIONS PURCHASED (Cost $11,346)		1,900

TOTAL INVESTMENT SECURITIES (Cost $175,345,346)—98.5%		175,335,900
Net other assets (liabilities) — 1.5%		2,583,693

NET ASSETS — 100.0%		$177,919,593

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

*	Represents the effective yield or interest rate in effect at October 31, 2007.

NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-year U.S. Treasury Bond Futures Contract expiring December 2007 (Underlying face amount at value $3,835,625)	34	$(7,491)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (5.00% due 5/15/37) expiring 10/31/07	$(173,680,313)	$1,682,830
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (5.00% due 5/15/37) expiring 10/31/07	(45,897,500)	326,190

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Rising U.S. Dollar ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (136.1%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $6,049,786(Collateralized by $6,120,000 of various Federal Home Loan Bank Securities, 4.625%-5.00%, 9/12/08-10/24/08, market value $6,175,337)	$6,049,000	$6,049,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $1,814,235 (Collateralized by $1,828,000 Federal National Mortgage Association, 6.00%, 8/15/12, market value $1,852,151)	1,814,000	1,814,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $10,573,380 (Collateralized by $10,515,000 of various Federal Farm Credit Bank Securities, 5.25%-5.50%, 8/3/09-7/30/10, market value $10,785,084)	10,572,000	10,572,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,435,000)		18,435,000

TOTAL INVESTMENT SECURITIES (Cost $18,435,000)—136.1%		18,435,000
Net other assets (liabilities) — (36.1)%		(4,894,090)

NET ASSETS — 100.0%		$13,540,910

+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At October 31, 2007 the Rising U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S . Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	11/30/07	1,112,340	$2,275,677	$2,310,443	$(34,766)
Canadian Dollar vs. U.S. Dollar	11/30/07	1,685,313	1,736,570	1,784,798	(48,228)
Euro vs. U.S. Dollar	11/30/07	7,766,046	11,054,714	11,253,997	(199,284)
Japanese Yen vs. U.S. Dollar	11/30/07	298,220,563	2,627,633	2,594,590	33,044
Swedish Krona vs. U.S. Dollar	11/30/07	5,156,145	796,273	812,443	(16,170)
Swiss Franc vs. U.S. Dollar	11/30/07	804,628	687,973	696,256	(8,283)

Total Short Contracts			$19,178,840	$19,452,527	$(273,687)

Long
British Sterling Pound vs. U.S. Dollar	11/30/07	337,896	$700,150	$701,845	$1,695
Canadian Dollar vs. U.S. Dollar	11/30/07	517,871	547,350	548,441	1,091
Euro vs. U.S. Dollar	11/30/07	2,384,214	3,449,600	3,455,032	5,432
Japanese Yen vs. U.S. Dollar	11/30/07	92,318,224	804,600	803,190	(1,410)
Swedish Krona vs. U.S. Dollar	11/30/07	1,574,778	247,700	248,134	434
Swiss Franc vs. U.S. Dollar	11/30/07	246,107	212,600	212,960	360

Total Long Contracts			$5,962,000	$5,969,602	$7,602

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS Falling U.S. Dollar ProFund (unaudited)	Schedule of Portfolio Investments October 31, 2007

	Principal Amount	Value
Repurchase Agreements (97.5%)
HSBC, 4.68%, 11/1/07+, dated 10/31/07, with a repurchase price of $44,492,783 (Collateralized by $43,485,000 of various U.S Government Agency Obligations, 5.00%-6.25%, 9/12/08-5/15/29, market value $45,379,762)	$44,487,000	$44,487,000
Merrill Lynch, 4.66%, 11/1/07+, dated 10/31/07, with a repurchase price of $13,345,727 (Collateralized by $13,443,000 of various U.S Government Agency Obligations, 6.00%, 8/15/12-8/20/12, market value $13,613,198)	13,344,000	13,344,000
UBS, 4.70%, 11/1/07+, dated 10/31/07, with a repurchase price of $77,726,143 (Collateralized by $77,325,000 of various U.S Government Agency Obligations, 4.75%-5.25%, 8/3/09-9/13/10, market value $79,272,057)	77,716,000	77,716,000

TOTAL REPURCHASE AGREEMENTS (Cost $135,547,000)		135,547,000

TOTAL INVESTMENT SECURITIES (Cost $135,547,000)—97.5%		135,547,000
Net other assets (liabilities) — 2.5%		3,419,051

NET ASSETS — 100.0%		$138,966,051

+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At October 31, 2007 the Falling U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
Euro vs. U.S. Dollar	11/30/07	173,473	$250,000	$251,384	$(1,384)

Total Short Contracts			$250,000	$251,384	$(1,384)

Long
British Sterling Pound vs. U.S. Dollar	11/30/07	7,967,119	$16,298,720	$16,548,520	$249,800
Canadian Dollar vs. U.S. Dollar	11/30/07	12,020,071	12,386,855	12,729,619	342,764
Euro vs. U.S. Dollar	11/30/07	55,494,589	79,015,402	80,418,782	1,403,380
Japanese Yen vs. U.S. Dollar	11/30/07	2,136,502,542	18,822,840	18,588,078	(234,762)
Swedish Krona vs. U.S. Dollar	11/30/07	37,001,952	5,717,842	5,830,320	112,478
Swiss Franc vs. U.S. Dollar	11/30/07	5,730,595	4,900,243	4,958,763	58,520

Total Long Contracts			$137,141,902	$139,074,082	$1,932,180

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

October 31, 2007

(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund (formerly OTC ProFund), Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraLatin America ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund (formerly UltraOTC ProFund), UltraInternational ProFund, UltraEmerging Markets ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund (formerly Short OTC ProFund), UltraBear ProFund, UltraShort Latin America ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund (formerly UltraShort OTC ProFund) , UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offer three classes of shares: the Investor Class, Service Class and Class A.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2007

(unaudited)

For the ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Derivatives (e.g., futures, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of October 31, 2007, there were no short sale transactions.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2007

(unaudited)

When-Issued and Delayed-Delivery Securities

Each ProFund, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFunds’s records as collateral for such when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2007

(unaudited)

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements, primarily “long” total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2007

(unaudited)

paid by the ProFund on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well-capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFunds may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty.

Swap agreements are collateralized by cash and certain securities as indicated on the Schedule of Portfolio Investments of each particular Fund. In the event of a default by the counterparty, the ProFunds will seek to liquidate the collateral underlying the swap agreement and may incur certain costs exercising their rights with respect to the collateral.

3.	Investment Transactions

Investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

4.	Concentration Risk

Each UltraSector ProFund, each Inverse Sector ProFund, UltraDow 30 ProFund and UltraShort Dow 30 ProFund may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Europe 30 ProFund, UltraLatin America ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraJapan ProFund, UltraShort Latin America ProFund, UltraShort Japan ProFund, Precious Metals UltraSector ProFund, Short Precious Metals ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

5.	Federal Income Tax Information

At October 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2007

(unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$64,883,814	$7,965,699	$(332,930)	$7,632,769
Mid-Cap ProFund	8,098,134	1,795,441	(104,768)	1,690,673
Small-Cap ProFund	14,233,936	805,782	(124,725)	681,057
NASDAQ-100 ProFund	243,721,565	33,852,364	(3,554,399)	30,297,965
Large-Cap Value ProFund	26,597,690	5,567,101	(401,062)	5,166,039
Large-Cap Growth ProFund	40,219,921	2,370,445	(489,655)	1,880,790
Mid-Cap Value ProFund	14,366,240	2,190,331	(222,621)	1,967,710
Mid-Cap Growth ProFund	37,528,614	2,497,622	(291,800)	2,205,822
Small-Cap Value ProFund	4,802,111	969,186	(21,359)	947,827
Small-Cap Growth ProFund	15,196,891	3,328,579	(304,848)	3,023,731
Europe 30 ProFund	58,388,176	6,641,655	(332,163)	6,309,492
UltraBull ProFund	150,455,561	9,977,666	(273,948)	9,703,718
UltraMid-Cap ProFund	79,227,714	13,309,446	(792,566)	12,516,880
UltraSmall-Cap ProFund	87,218,010	11,444,216	(3,507,545)	7,936,671
UltraDow 30 ProFund	49,423,301	7,884,042	(392,231)	7,491,811
UltraNASADAQ-100 ProFund	384,914,124	—	(14,454,207)	(14,454,207)
UltraInternational ProFund	48,884,000	—	—	—
UltraEmerging Markets ProFund	493,129,000	—	—	—
UltraLatin America ProFund	8,033,455	165,067	(11,733)	153,334
UltraJapan ProFund	76,482,250	—	(21,155)	(21,155)
Bear ProFund	36,506,825	—	(2,267)	(2,267)
Short Small-Cap ProFund	24,672,655	—	(1,044)	(1,044)
Short NASDAQ-100 ProFund	12,855,900	—	(1,804)	(1,804)
UltraBear ProFund	97,515,600	—	(8,060)	(8,060)
UltraShort Mid-Cap ProFund	18,993,000	15,382	(14,962)	420
UltraShort Small-Cap ProFund	216,726,600	—	(9,280)	(9,280)
UltraShort Dow 30 ProFund	15,007,015	89,435	(92,815)	(3,380)
UltraShort NASDAQ-100 ProFund	92,928,888	—	(1,339)	(1,339)
UltraShort International ProFund	20,735,000	—	—	—
UltraShort Emerging Markets ProFund	39,927,000	—	—	—
UltraShort Latin America ProFund	314,000	—	—	—
UltraShort Japan ProFund	15,549,900	—	(5,601)	(5,601)
Banks UltraSector ProFund	4,230,642	39,844	(44,311)	(4,467)
Basic Materials UltraSector ProFund	54,089,187	7,862,998	(105,704)	7,757,294
Biotechnology UltraSector ProFund	26,463,458	4,378,313	(60,158)	4,318,155
Consumer Goods UltraSector ProFund	10,738,157	362,480	(59,564)	302,916
Consumer Services UltraSector ProFund	736,079	17,073	(4,297)	12,776
Financials UltraSector ProFund	5,996,250	605,308	(51,675)	553,633
Health Care UltraSector ProFund	10,310,184	1,798,802	(14,827)	1,783,975
Industrials UltraSector ProFund	15,941,006	946,509	(167,183)	779,326
Internet UltraSector ProFund	17,115,444	6,804,244	(38,153)	6,766,091
Mobile Telecommunications UltraSector ProFund	6,735,724	414,607	(11,733)	402,874
Oil & Gas UltraSector ProFund	133,008,316	59,313,469	(61,661)	59,251,808
Oil Equipment, Services & Distribution UltraSector ProFund	45,050,973	5,015,548	(122,822)	4,892,726
Pharmaceuticals UltraSector ProFund	6,497,509	448,598	(1,348)	447,250
Precious Metals UltraSector ProFund	140,274,000	—	—	—
Real Estate UltraSector ProFund	25,200,318	3,217,467	(60,321)	3,157,146
Semiconductor UltraSector ProFund	14,967,403	—	(127,768)	(127,768)
Technology UltraSector ProFund	20,922,947	3,184,644	(84,160)	3,100,484
Telecommunications UltraSector ProFund	15,747,022	2,910,369	(63,546)	2,846,823
Utilities UltraSector ProFund	36,267,509	7,930,119	(2,056)	7,928,063
Short Oil & Gas ProFund	31,954,000	—	—	—
Short Precious Metals ProFund	44,738,000	—	—	—
Short Real Estate ProFund	113,497,000	—	—	—
U.S. Government Plus ProFund	21,444,379	18,663	(13,667)	4,996
Rising Rates Opportunity 10 ProFund	25,167,873	—	(667)	(667)
Rising Rates Opportunity ProFund	175,345,346	—	(9,446)	(9,446)
Rising U.S. Dollar ProFund	18,435,000	—	—	—
Falling U.S. Dollar ProFund	135,547,000	—	—	—

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets	Date	December 28, 2007
Troy A. Sheets,
Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg	Date	December 28, 2007
Louis M. Mayberg,
President and Principal Executive Officer

By (Signature and Title)*	/s/ Troy A. Sheets	Date	December 28, 2007
Troy A. Sheets,
Treasurer and Principal Financial Officer

*	Print the name and title of each signing officer under his or her signature.